UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 16.53%
53,900	CBS Corp Class B	$1,827,749
73,350	Gannett Co Inc	1,124,455
125,575	Interpublic Group of Cos Inc	1,432,811
29,000	Omnicom Group Inc	1,468,850
35,700	Viacom Inc Class B	1,694,322

		7,548,187

Consumer, Cyclical — 14.43%
44,200	Carnival Corp	1,417,936
71,600	International Game Technology	1,202,164
33,000	Madison Square Garden Co Class A (a)	1,128,600
22,000	Mohawk Industries Inc (a)	1,463,220
37,900	Newell Rubbermaid Inc	674,999
12,600	Nordstrom Inc	702,072

		6,588,991

Consumer, Non-cyclical — 17.28%
8,325	Baxter International Inc	497,669
5,600	Bio-Rad Laboratories Inc Class A (a)	580,664
39,700	DeVry Inc	1,344,639
21,500	Hospira Inc (a)	803,885
11,500	JM Smucker Co	935,640
20,600	Sotheby’s	810,404
32,200	St Jude Medical Inc	1,426,782
23,200	Zimmer Holdings Inc	1,491,296

		7,890,979

Energy — 3.20%
63,000	Chesapeake Energy Corp	1,459,710

Financial — 34.33%
37,700	Aflac Inc	1,733,823
71,200	Blackstone Group LP	1,134,928
42,550	CBRE Group Inc Class A (a)	849,298
18,100	City National Corp	949,707
100,000	First American Financial Corp	1,663,000
11,400	Franklin Resources Inc	1,413,942
144,100	Janus Capital Group Inc	1,283,931
17,600	Jones Lang LaSalle Inc	1,466,256
75,200	KKR & Co LP (b)	1,115,216
55,700	Lazard Ltd Class A	1,590,792

Shares		Value

Financial — (continued)
39,825	Northern Trust Corp	$1,889,696
9,000	T Rowe Price Group Inc	587,700

		15,678,289

Industrial — 7.54%
16,000	Illinois Tool Works Inc	913,920
13,302	Stanley Black & Decker Inc	1,023,722
26,696	Thermo Fisher Scientific Inc	1,505,120

		3,442,762

Technology — 6.22%
17,280	Accenture PLC Class A	1,114,560
104,000	Dell Inc (a)	1,726,400

		2,840,960

TOTAL COMMON STOCK — 99.53% (Cost $34,613,278)		$45,449,878

Principal Amount

SECURITIES LENDING COLLATERAL
$ 349,225	Undivided interest of 0.62% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $349,225 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$349,225

TOTAL SECURITIES LENDING COLLATERAL — 0.76% (Cost $349,225)		$349,225

TOTAL INVESTMENTS — 100.29% (Cost $34,962,503)		$45,799,103

OTHER ASSETS & LIABILITIES, NET — (0.29)%		$(133,931)

TOTAL NET ASSETS — 100.00%		$45,665,172

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	XXXX,XXX,XXX	XXXX,XXX,XXX	XXXX,XXX,XXX	XXXX,XXX,XXX
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$42,744,526	$—	$—	$42,744,526
Foreign Common Stock	2,705,352	—	—	2,705,352
Securities Lending Collateral	—	349,225	—	349,225

Total	$45,449,878	$349,225	$0	$45,799,103

Total Investments(a)	$45,449,878	$349,225	$0	$45,799,103

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $36,152,497. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,886,462 and gross depreciation of securities in which there was an excess of tax cost over value of $2,239,856 resulting in net appreication of $9,646,606.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 30, 2012 the Portfolio had securities on loan valued at $338,004 and received collateral of $349,225 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 12.98%
13,100	Anixter International Inc (a)	$950,143
118,150	Gannett Co Inc	1,811,239
151,200	Interpublic Group of Cos Inc	1,725,192
37,600	Meredith Corp (b)	1,220,496

		5,707,070

Consumer, Cyclical — 15.06%
20,550	Bob Evans Farms Inc	775,146
28,900	Herman Miller Inc	663,544
92,900	Interface Inc Class A	1,295,955
23,400	International Speedway Corp Class A	649,350
45,200	Knoll Inc	752,128
32,800	Madison Square Garden Co Class A (a)	1,121,760
20,500	Mohawk Industries Inc (a)	1,363,455

		6,621,338

Consumer, Non-cyclical — 21.33%
13,625	Bio-Rad Laboratories Inc Class A (a)	1,412,776
31,350	Brink’s Co	748,325
45,900	Charles River Laboratories International Inc (a)	1,656,531
40,500	DeVry Inc	1,371,735
24,881	Matthews International Corp Class A	787,235
20,025	Sotheby’s	787,783
140,924	Symmetry Medical Inc (a)	996,333
52,200	Team Inc (a)	1,615,590

		9,376,308

Energy — 2.95%
22,000	Contango Oil & Gas Co (a)	1,296,020

Financial — 24.36%
17,800	City National Corp	933,966
87,100	First American Financial Corp	1,448,473
16,575	HCC Insurance Holdings Inc	516,643
36,200	Horace Mann Educators Corp	637,844
226,100	Janus Capital Group Inc	2,014,551
26,813	Jones Lang LaSalle Inc	2,233,791
61,900	Lazard Ltd Class A	1,767,864
1,010	Markel Corp (a)	453,429
46,075	PrivateBancorp Inc	698,958

		10,705,519

Industrial — 16.27%
50,475	Blount International Inc (a)	841,923

Shares		Value

Industrial — (continued)
40,400	Brady Corp Class A	$1,306,940
34,525	IDEX Corp	1,454,538
26,375	Littelfuse Inc	1,653,713
7,000	Middleby Corp (a)	708,260
36,800	Simpson Manufacturing Co Inc	1,186,800

		7,152,174

Technology — 4.52%
45,200	Fair Isaac Corp	1,984,280

TOTAL COMMON STOCK — 97.47% (Cost $32,807,486)		$42,842,709

Principal Amount
SECURITIES LENDING COLLATERAL
$ 235,612	Undivided interest of 0.42% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $235,612 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$235,612

999,875	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,875 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	999,875

TOTAL SECURITIES LENDING COLLATERAL — 2.81% (Cost $1,235,487)		$1,235,487

TOTAL INVESTMENTS — 100.28% (Cost $34,042,973)		$44,078,196

OTHER ASSETS & LIABILITIES, NET — (0.28)%		$(124,215)

TOTAL NET ASSETS — 100.00%		$43,953,981

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Ariel Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	$x,xxx,xxx	$x,xxx,xxx	$x,xxx,xxx	$x,xxx,xxx
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$41,074,845	$—	$—	$41,074,845
Foreign Common Stock	1,767,864	—	—	1,767,864
Securities Lending Collateral	—	1,235,487	—	1,235,487

Total	$42,842,709	$1,235,487	$0	$44,078,196

Total Investments(a)	$42,842,709	$1,235,487	$0	$44,078,196

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $36,084,031. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,989,988 and gross depreciation of securities in which there was an excess of tax cost over value of $2,995,823 resulting in net appreciation of $7,994,165.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $1,207,919 and received collateral of $1,235,487 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.65%
	Avis Budget Rental Car Funding AESOP LLC(a)
$ 1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	$1,031,057
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,041,959
750,000	Citibank Credit Card Issuance Trust Series 2009-A4, Class A4 4.90%, 06/23/2016	819,106
850,000	GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 01/15/2022	843,923
	Residential Funding Mortgage Securities II Inc
775,116	Series 2006-HI5, Class A3 5.50%, 08/25/2025	664,541
288,469	Series 2006-HI2, Class A3 5.79%, 02/25/2036	288,582

		4,689,168

Basic Materials — 1.30%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014	575,467
1,200,000	9.38%, 04/08/2019	1,576,730
500,000	ArcelorMittal 6.13%, 06/01/2018	525,354
500,000	BHP Billiton Finance USA Ltd 5.25%, 12/15/2015	573,870
500,000	Chevron Phillips Chemical Co LLC/LP(a) 4.75%, 02/01/2021	551,549
500,000	Cliffs Natural Resources Inc 5.90%, 03/15/2020	550,954
	Dow Chemical Co
250,000	2.50%, 02/15/2016	256,388
500,000	5.70%, 05/15/2018	578,752
	International Paper Co
500,000	5.30%, 04/01/2015	549,426
500,000	4.75%, 02/15/2022	526,907
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019	675,565
500,000	7.13%, 07/15/2028	646,009
500,000	Teck Resources Ltd 4.50%, 01/15/2021	524,831
250,000	Vale Overseas Ltd 4.63%, 09/15/2020	262,970
	Xstrata Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	561,674
500,000	6.00%, 11/15/2041	519,610

		9,456,056

Communications — 2.23%
500,000	Alltel Corp 7.00%, 03/15/2016	596,061

Principal Amount		Value

Communications — (continued)
$ 500,000	America Movil SAB de CV 5.00%, 03/30/2020	$555,998
	AT&T Inc
500,000	5.60%, 05/15/2018	591,339
500,000	6.15%, 09/15/2034	576,806
1,000,000	5.35%, 09/01/2040	1,063,310
1,098,000	British Sky Broadcasting Group PLC(a) 9.50%, 11/15/2018	1,486,063
500,000	Cellco Partnership / Verizon Wireless Capital LLC 7.38%, 11/15/2013	551,083
500,000	Comcast Corp 5.15%, 03/01/2020	575,246
500,000	COX Communications Inc 5.45%, 12/15/2014	555,828
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,111,428
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	687,234
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	518,691
1,000,000	News America Inc 8.50%, 02/23/2025	1,242,793
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	527,728
634,000	Southwestern Bell Telephone LP 7.00%, 07/01/2015	740,483
500,000	Telecom Italia Capital SA 6.18%, 06/18/2014	526,250
1,000,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	972,165
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	573,931
500,000	6.00%, 04/01/2041	592,250
	Viacom Inc
500,000	4.38%, 09/15/2014	539,076
1,000,000	2.50%, 12/15/2016	1,023,561
500,000	Vodafone Group PLC
	5.63%, 02/27/2017	584,855

		16,192,179

Consumer, Cyclical — 1.48%
970,817	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021	990,233
856,562	Continental Airlines 1999-1 Class A Pass Through Trust 6.55%, 02/02/2019	921,832
416,658	CVS Pass-Through Trust 6.04%, 12/10/2028	456,819
500,000	Daimler Finance North America LLC 6.50%, 11/15/2013	544,519
500,000	Home Depot Inc 5.40%, 03/01/2016	576,998

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 500,000	Hyatt Hotels Corp(a) 5.75%, 08/15/2015	$549,451
1,000,000	Johnson Controls Inc(b) 2.60%, 12/01/2016	1,030,060
250,000	Kia Motors Corp(a) 3.63%, 06/14/2016	254,900
500,000	Mattel Inc 4.35%, 10/01/2020	517,301
1,018,976	Northwest Airlines 2002-1 Class G- 2 Pass Through Trust 6.26%, 11/20/2021	1,059,735
1,335,817	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017	1,529,511
1,000,000	VF Corp 3.50%, 09/01/2021	1,026,219
1,000,000	Wal-Mart Stores Inc 6.20%, 04/15/2038	1,274,925

		10,732,503

Consumer, Non-cyclical — 2.40%
500,000	Abbott Laboratories 4.13%, 05/27/2020	558,838
500,000	Alberto-Culver Co 5.15%, 06/01/2020	559,292
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,222,827
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	603,034
1,000,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	1,516,923
500,000	Aristotle Holding Inc(a) 4.75%, 11/15/2021	535,109
500,000	Baxter International Inc 4.50%, 08/15/2019	562,638
500,000	Bottling Group LLC 5.13%, 01/15/2019	584,160
500,000	Brambles USA Inc(a) 5.35%, 04/01/2020	531,089
500,000	Coca-Cola Co 3.15%, 11/15/2020	522,351
	Corn Products International Inc
500,000	3.20%, 11/01/2015	517,863
250,000	4.63%, 11/01/2020	263,693
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016	1,005,228
500,000	Express Scripts Holding Co 3.13%, 05/15/2016	520,653
250,000	Genzyme Corp 3.63%, 06/15/2015	270,219
500,000	GlaxoSmithKline Capital Inc 5.65%, 05/15/2018	603,820
1,000,000	JM Smucker Co 3.50%, 10/15/2021	1,013,124
500,000	Kraft Foods Inc 5.38%, 02/10/2020	578,021
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	517,051

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 500,000	Merck & Co Inc 6.00%, 09/15/2017	$616,614
500,000	Procter & Gamble Co 5.55%, 03/05/2037	624,903
500,000	SABMiller Holdings Inc(a) 2.45%, 01/15/2017	506,272
250,000	SABMiller PLC(a) 6.50%, 07/01/2016	286,399
500,000	UnitedHealth Group Inc 5.00%, 08/15/2014	547,058
500,000	WellPoint Inc 5.25%, 01/15/2016	560,382
500,000	Woolworths Ltd(a) 2.55%, 09/22/2015	512,445
1,000,000	Wyeth LLC 5.95%, 04/01/2037	1,266,848

		17,406,854

Energy — 2.55%
1,300,000	BP Capital Markets PLC 4.74%, 03/11/2021	1,455,991
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	1,007,361
500,000	Cenovus Energy Inc 4.50%, 09/15/2014	539,949
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,213,174
500,000	EOG Resources Inc 2.50%, 02/01/2016	516,212
500,000	EQT Corp 8.13%, 06/01/2019	584,220
500,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	579,359
500,000	Hess Corp 7.00%, 02/15/2014	552,814
250,000	Husky Energy Inc 5.90%, 06/15/2014	273,636
1,118,075	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,225,120
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	575,355
500,000	Northwest Pipeline GP 7.13%, 12/01/2025	634,688
500,000	Panhandle Eastern Pipeline Co LP 6.20%, 11/01/2017	569,940
	Petrobras International Finance Co - Pifco
500,000	5.75%, 01/20/2020	553,900
750,000	6.75%, 01/27/2041	869,824
1,000,000	Phillips 66(a) 4.30%, 04/01/2022	1,017,199
500,000	Shell International Finance BV 3.25%, 09/22/2015	538,841
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014	275,719
1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	1,096,373

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	$1,182,305
	Transocean Inc
500,000	4.95%, 11/15/2015	534,629
500,000	6.00%, 03/15/2018	553,509
	Valero Energy Corp
500,000	6.13%, 06/15/2017	575,376
500,000	7.50%, 04/15/2032	582,026
750,000	Weatherford International Ltd/Bermuda 9.63%, 03/01/2019	993,969

		18,501,489

Financial — 8.40%
500,000	Allstate Corp 5.35%, 06/01/2033	533,292
	American Express Co
500,000	7.25%, 05/20/2014	562,923
1,000,000	8.15%, 03/19/2038	1,475,820
500,000	Ameriprise Financial Inc 5.30%, 03/15/2020	545,004
	Bank of America Corp
1,000,000	4.90%, 05/01/2013	1,029,831
500,000	4.50%, 04/01/2015	517,882
500,000	5.75%, 12/01/2017	536,246
500,000	Bank of America NA 6.00%, 10/15/2036	494,734
500,000	Bank of Nova Scotia 3.40%, 01/22/2015	529,398
500,000	Barclays Bank PLC 5.00%, 09/22/2016	537,781
500,000	BB&T Corp 3.95%, 04/29/2016	541,136
500,000	Bear Stearns Cos LLC 5.70%, 11/15/2014	552,489
1,435,318	BGS CTL 6.36%, 06/15/2033(a)(c)	1,609,853
779,000	BlackRock Inc 6.25%, 09/15/2017	940,470
500,000	Camden Property Trust 5.38%, 12/15/2013	528,196
500,000	Charles Schwab Corp 4.45%, 07/22/2020	535,872
	Citigroup Inc
500,000	6.13%, 11/21/2017	558,080
1,000,000	8.50%, 05/22/2019	1,232,878
500,000	5.38%, 08/09/2020	537,044
500,000	6.63%, 01/15/2028	555,241
500,000	5.85%, 12/11/2034	511,167
	CME Group Inc
500,000	5.75%, 02/15/2014	545,223
500,000	4.40%, 03/15/2018(a)	542,057
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 2.13%, 10/13/2015	503,374
	Credit Suisse/New York NY
500,000	2.20%, 01/14/2014	504,898
500,000	5.40%, 01/14/2020	514,729

Principal Amount		Value

Financial — (continued)
$ 750,000	Deutsche Bank AG/London 3.45%, 03/30/2015	$777,945
500,000	Duke Realty LP 6.75%, 03/15/2020	584,719
	European Investment Bank
500,000	3.00%, 04/08/2014	522,668
500,000	2.88%, 01/15/2015	526,771
500,000	5.13%, 09/13/2016	577,680
500,000	2.88%, 09/15/2020(b)	510,440
500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	492,018
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	977,098
	General Electric Capital Corp
993,000	4.38%, 09/21/2015	1,083,172
500,000	5.63%, 09/15/2017	582,092
1,000,000	4.63%, 01/07/2021	1,067,220
1,000,000	6.75%, 03/15/2032	1,194,746
	Goldman Sachs Group Inc
500,000	5.75%, 10/01/2016	541,155
500,000	6.15%, 04/01/2018	539,315
1,000,000	6.25%, 02/01/2041	987,651
500,000	HSBC Finance Corp 5.50%, 01/19/2016	541,809
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021	540,531
1,000,000	4.88%, 01/14/2022	1,059,452
1,000,000	6.10%, 01/14/2042	1,163,524
1,000,000	Hyundai Capital Services 3.50%, 09/13/2017	1,002,347
500,000	Jefferies Group Inc 8.50%, 07/15/2019	555,000
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014	535,791
1,000,000	6.00%, 01/15/2018	1,156,810
1,000,000	4.35%, 08/15/2021	1,021,734
500,000	JPMorgan Chase Bank NA 6.00%, 10/01/2017	572,105
	Kreditanstalt Fuer Wiederauf
1,000,000	1.38%, 07/15/2013	1,011,800
500,000	4.88%, 01/17/2017	579,845
500,000	4.38%, 03/15/2018	573,152
500,000	2.75%, 09/08/2020	511,082
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	516,483
500,000	Lincoln National Corp 6.25%, 02/15/2020	569,161
500,000	Merrill Lynch & Co Inc 6.05%, 05/16/2016	526,458
1,000,000	MetLife Inc 6.50%, 12/15/2032	1,252,901
	Metropolitan Life Global Funding I(a)
500,000	3.13%, 01/11/2016	518,066
1,045,000	3.65%, 06/14/2018	1,093,829
	Morgan Stanley
750,000	6.00%, 05/13/2014	784,985
500,000	6.63%, 04/01/2018	526,507
500,000	5.63%, 09/23/2019	494,210

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 500,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015	$518,141
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	626,428
500,000	Nomura Holdings Inc 5.00%, 03/04/2015	519,962
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	504,720
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,090,067
1,000,000	PNC Bank NA 4.88%, 09/21/2017	1,087,421
1,000,000	PNC Funding Corp 2.70%, 09/19/2016	1,030,375
1,000,000	Prudential Covered Trust 2012-1(a) 3.00%, 09/30/2015	1,011,289
	Prudential Financial Inc
500,000	6.10%, 06/15/2017	577,383
250,000	5.38%, 06/21/2020	280,015
500,000	Royal Bank of Canada 2.63%, 12/15/2015	522,800
500,000	Simon Property Group LP 4.20%, 02/01/2015	535,242
2,000,000	SunAmerica Financial Group Inc 7.50%, 07/15/2025	2,258,330
250,000	Susa Partnership LP 7.50%, 12/01/2027	306,175
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	619,215
500,000	Toronto-Dominion Bank(a) 2.20%, 07/29/2015	517,051
500,000	UBS AG/Stamford CT 4.88%, 08/04/2020	519,645
500,000	Wachovia Bank NA 4.80%, 11/01/2014	535,898
	Wells Fargo & Co
500,000	5.13%, 09/15/2016	550,439
1,000,000	5.63%, 12/11/2017	1,158,781
500,000	5.38%, 02/07/2035	533,607

		60,850,874

Foreign Government Obligations — 1.93%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	596,500
500,000	6.00%, 01/17/2017	592,500
500,000	4.88%, 01/22/2021	566,000
500,000	Canada Government International Bond 2.38%, 09/10/2014	522,875
1,000,000	International Bank for Reconstruction & Development 1.75%, 07/15/2013	1,016,541
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	578,250
500,000	5.13%, 01/15/2020	573,750
500,000	6.75%, 09/27/2034	642,500

Principal Amount		Value

Foreign Government Obligations — (continued)
	Province of British Columbia Canada
$ 1,000,000	2.10%, 05/18/2016	$1,042,621
1,000,000	2.65%, 09/22/2021	1,018,670
1,000,000	7.25%, 09/01/2036	1,527,899
	Province of Manitoba Canada
1,000,000	2.13%, 04/22/2013	1,017,619
1,000,000	2.63%, 07/15/2015	1,057,750
	Province of Ontario Canada
500,000	4.38%, 02/15/2013	516,976
500,000	4.10%, 06/16/2014	538,208
1,000,000	2.30%, 05/10/2016	1,035,608
1,000,000	4.40%, 04/14/2020(b)	1,144,220

		13,988,487

Industrial — 1.74%
	Agilent Technologies Inc
500,000	5.50%, 09/14/2015	561,941
500,000	5.00%, 07/15/2020	555,841
	Amphenol Corp
500,000	4.75%, 11/15/2014	543,133
1,000,000	4.00%, 02/01/2022	1,006,477
1,000,000	BAE Systems PLC(a) 3.50%, 10/11/2016	1,020,047
969,756	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	1,064,551
500,000	Caterpillar Inc 5.70%, 08/15/2016	591,349
887,481	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	1,002,854
471,389	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013	523,641
500,000	Hubbell Inc 3.63%, 11/15/2022	513,626
500,000	Kennametal Inc 3.88%, 02/15/2022	503,475
500,000	Lennox International Inc 4.90%, 05/15/2017	522,676
250,000	Pall Corp 5.00%, 06/15/2020	275,798
500,000	Stanley Black & Decker Inc 6.15%, 10/01/2013	535,493
1,061,608	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,223,981
457,189	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	550,628
1,325,000	United Technologies Corp 6.05%, 06/01/2036	1,649,755

		12,645,266

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — 34.16%
$ 1,542,199	Americold LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	$1,630,313
	Bear Stearns Commercial Mortgage Securities(d) Series 2003-PWR2, Class A4
500,000	5.19%, 05/11/2039 Adjusted Series 2005-T20, Class A4A	521,981
1,330,000	5.15%, 10/12/2042	1,479,887
	Federal Home Loan Mortgage Corp
1,000,000	3.50%, TBA	1,024,531
2,000,000	4.50%, 01/15/2014	2,152,448
2,500,000	3.00%, 07/28/2014	2,655,570
1,250,000	2.88%, 02/09/2015	1,331,043
1,250,000	5.50%, 07/18/2016	1,487,980
204,101	5.00%, 12/01/2017	218,648
192,584	5.50%, 02/01/2018	207,892
178,439	5.00%, 04/01/2018	191,255
203,106	5.50%, 05/01/2018	219,277
338,247	5.00%, 08/01/2018	365,089
1,000,000	3.75%, 03/27/2019	1,122,080
214,988	5.00%, 12/01/2020	232,250
210,917	4.00%, 01/01/2021	224,623
264,126	5.00%, 04/01/2021	285,334
108,430	5.00%, 05/01/2021	117,136
171,438	5.50%, 05/01/2021	185,607
348,777	5.50%, 06/01/2022	377,602
86,613	5.00%, 03/01/2023	93,107
445,873	4.50%, 06/01/2024	481,395
489,431	5.00%, 09/01/2024	534,803
600,719	4.00%, 02/01/2025	634,686
2,427,436	3.00%, 12/01/2025	2,513,051
657,546	3.50%, 12/01/2025	696,469
1,910,595	4.00%, 05/01/2026	2,021,015
1,105,546	3.50%, 08/01/2026	1,166,152
403,142	3.50%, 09/01/2026	421,840
1,965,034	3.00%, 12/01/2026	2,040,481
42,639	7.50%, 05/01/2027	50,489
24,426	6.50%, 04/01/2029	27,925
5,554	7.50%, 08/01/2030	6,647
1,204,799	6.50%, 11/01/2032	1,373,055
748,544	5.50%, 06/01/2033	819,769
349,891	4.50%, 08/01/2033	371,985
178,445	5.00%, 02/01/2034	192,645
221,217	5.00%, 07/01/2034	238,821
757,609	5.00%, 09/01/2035	829,499
310,338	6.00%, 03/01/2036	344,003
195,004	6.00%, 04/01/2036	216,428
731,179	5.50%, 05/01/2036	796,981
1,057,669	5.00%, 06/01/2036	1,140,844
458,058	6.00%, 11/01/2036	506,459
328,048	6.00%, 12/01/2036	362,711
1,114,000	5.50%, 05/01/2037	1,219,277
775,223	6.00%, 08/01/2037	859,075
1,831,816	5.50%, 10/01/2037	2,009,264
702,977	6.50%, 11/01/2037	788,744
272,126	6.00%, 04/01/2038	301,561
787,829	5.00%, 06/01/2038	849,168

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 965,288	6.00%, 06/01/2038	$1,065,777
762,638	4.50%, 06/01/2039	809,127
1,439,581	4.50%, 07/01/2039	1,548,028
1,242,445	4.50%, 09/01/2039	1,318,182
4,737,223	4.50%, 11/01/2039	5,025,993
4,480,324	4.00%, 12/01/2039	4,689,120
928,640	5.00%, 12/01/2039	1,016,759
2,508,021	4.50%, 05/01/2040	2,695,390
2,195,536	5.00%, 05/01/2040	2,365,106
969,184	4.50%, 07/01/2040	1,028,264
1,032,891	5.00%, 08/01/2040	1,127,990
1,654,087	4.00%, 11/01/2040	1,731,947
2,861,968	4.00%, 02/01/2041	3,019,939
1,696,266	4.50%, 06/01/2041	1,799,667
2,680,991	4.00%, 10/01/2041	2,808,865
1,981,667	3.50%, 12/01/2041	2,032,477
4,000,000	3.50%, 03/01/2042	4,102,560
	Federal National Mortgage Association
4	8.00%, 06/01/2012	4
51	8.00%, 12/01/2012	51
13,354	6.50%, 12/01/2013	13,873
750,000	2.50%, 05/15/2014(b)	783,533
1,000,000	1.13%, 06/27/2014	1,017,513
750,000	3.00%, 09/16/2014	796,245
1,500,000	5.00%, 04/15/2015	1,695,117
2,700,000	5.00%, 05/11/2017	3,193,169
122,796	6.00%, 07/01/2017	131,124
103,582	5.00%, 06/01/2018	113,049
209,522	4.00%, 04/01/2019	223,890
93,725	5.00%, 10/01/2020	101,822
125,029	6.00%, 05/01/2021	135,616
405,169	3.50%, 06/01/2021	425,483
80,225	6.00%, 12/01/2021	86,980
49,825	8.00%, 11/01/2022	57,633
479,326	5.00%, 01/01/2024	525,503
2,448,031	4.50%, 05/01/2024	2,621,642
1,417,487	4.00%, 07/01/2024	1,531,524
906,787	4.00%, 02/01/2025	961,320
2,227,510	4.50%, 06/01/2025	2,385,481
1,695,435	4.00%, 01/01/2026	1,797,394
4,335,869	3.50%, 03/01/2026	4,551,883
2,942,944	3.00%, 12/01/2026	3,052,259
225,117	6.00%, 01/01/2029	252,547
797,483	4.50%, 01/01/2030	849,086
756,053	4.50%, 05/01/2030	804,975
2,308,548	4.00%, 09/01/2030	2,449,784
1,483,405	3.50%, 01/01/2032	1,549,253
271,638	6.50%, 06/01/2032	310,407
181,095	7.00%, 07/01/2032	212,673
321,867	6.50%, 08/01/2032	366,597
285,814	5.50%, 05/01/2033	316,327
529,307	5.00%, 07/01/2033	573,102
629,799	5.00%, 09/01/2033	681,910
1,021,372	5.00%, 12/01/2033	1,105,883
336,645	5.50%, 01/01/2034	369,624
1,596,025	5.50%, 03/01/2034	1,766,416
1,519,285	5.50%, 05/01/2034	1,667,002
485,138	5.50%, 02/01/2035	533,140
443,515	6.00%, 02/01/2035	493,330

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 210,883	5.00%, 07/01/2035	$228,035
1,504,849	5.00%, 09/01/2035	1,627,959
771,027	5.50%, 09/01/2035	843,944
186,139	5.00%, 10/01/2035	201,279
572,520	6.00%, 10/01/2035	633,873
1,148,378	5.50%, 11/01/2035	1,256,982
189,820	6.00%, 11/01/2035	210,161
192,219	5.50%, 12/01/2035	210,398
278,145	6.00%, 12/01/2035	308,734
1,350,223	4.50%, 01/01/2036	1,438,226
474,198	6.00%, 02/01/2036	525,014
1,085,304	5.50%, 04/01/2036	1,186,092
315,983	6.00%, 04/01/2036	349,844
1,405,893	5.50%, 05/01/2036	1,538,850
392,396	6.00%, 06/01/2036	435,549
348,399	6.00%, 07/01/2036	384,863
206,649	6.50%, 08/01/2036	232,139
849,191	5.50%, 10/01/2036	932,362
1,150,486	5.50%, 11/01/2036	1,256,414
384,296	5.00%, 05/01/2037	415,432
525,521	5.00%, 07/01/2037	569,004
439,959	6.00%, 08/01/2037	485,182
2,007,404	6.00%, 03/01/2038	2,228,167
1,631,128	5.50%, 06/01/2038	1,786,405
1,146,808	5.50%, 07/01/2038	1,260,281
986,267	6.00%, 10/01/2038	1,087,643
333,420	5.50%, 11/01/2038	366,411
2,896,271	6.00%, 11/01/2038	3,209,357
1,862,513	4.50%, 04/01/2039	2,006,604
1,283,212	4.50%, 05/01/2039	1,382,486
858,753	6.00%, 05/01/2039	951,584
3,582,434	4.50%, 06/01/2039	3,859,585
4,548,650	5.00%, 07/01/2039	4,916,770
5,975,779	4.50%, 08/01/2039	6,411,270
3,921,500	5.00%, 08/01/2039	4,305,408
1,042,415	5.50%, 08/01/2039	1,136,763
2,244,952	5.00%, 12/01/2039	2,483,633
1,362,495	4.50%, 03/01/2040	1,467,903
1,967,939	4.50%, 06/01/2040	2,096,202
2,117,379	5.00%, 06/01/2040	2,324,666
699,523	4.50%, 08/01/2040	745,115
441,700	4.50%, 09/01/2040	473,387
2,067,049	4.00%, 11/01/2040	2,168,640
989,406	4.50%, 11/01/2040	1,053,892
1,404,656	5.00%, 11/01/2040	1,530,756
953,844	5.00%, 01/01/2041	1,057,657
4,980,304	4.00%, 02/01/2041	5,250,756
8,847,065	4.50%, 06/01/2041	9,473,818
1,302,027	4.50%, 09/01/2041	1,395,433
1,452,562	4.50%, 10/01/2041	1,556,767
2,957,351	4.00%, 12/01/2041	3,127,190
	Government National Mortgage Association
21,029	9.00%, 01/15/2017	23,645
279,563	5.00%, 09/15/2018	306,509
22,482	9.00%, 04/15/2021	25,472
44,999	7.00%, 07/15/2025	52,127
23,738	7.50%, 12/15/2025	28,069
884,437	3.50%, 02/15/2026	947,570
810,950	4.00%, 04/20/2026	874,417

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,509,941	3.50%, 11/20/2026	$1,619,612
984,418	3.50%, 01/15/2027	1,054,551
1,011,832	5.00%, 11/15/2033	1,120,624
319,132	5.50%, 12/15/2035	357,535
382,216	5.00%, 12/20/2035	422,595
621,430	6.00%, 01/20/2036	702,003
872,013	5.50%, 02/20/2036	972,040
344,930	5.50%, 04/15/2037	386,234
698,964	5.00%, 08/15/2038	772,806
4,197,368	5.00%, 06/15/2039	4,652,605
1,632,748	4.00%, 11/15/2039	1,755,829
3,395,588	4.00%, 05/20/2040	3,648,819
1,465,411	4.50%, 07/20/2040	1,596,796
747,562	5.50%, 07/20/2040	831,678
1,277,538	4.50%, 09/20/2040	1,392,079
2,776,595	4.00%, 10/15/2040	2,992,845
3,493,980	4.00%, 01/15/2041	3,758,458
1,467,072	4.00%, 08/15/2041	1,578,123
465,901	4.50%, 12/20/2041	508,401
1,000,000	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4
	4.92%, 01/05/2036	1,045,935
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4
	4.76%, 07/10/2039	1,332,815
500,000	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5 , Class AM(d)
	5.25%, 12/15/2044	540,390
	Morgan Stanley Capital I(d) Series 2005-IQ10, Class A4A
1,500,000	5.23%, 09/15/2042 Series 2007-T25, Class A3	1,660,221
2,000,000	5.51%, 11/12/2049 Series 2007-T25, Class AM	2,266,180
500,000	5.54%, 11/12/2049 Series 2006-T21, Class A4	537,041
1,250,000	5.16%, 10/12/2052	1,383,218
750,000	Tennessee Valley Authority
	3.88%, 02/15/2021	837,332
435,538	Wachovia Bank Commercial Mortgage Trust Series 2004-C10 , Class A4
	4.75%, 02/15/2041	459,333

		247,457,042

Municipal Bonds and Notes — 0.24%
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	591,040
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,140,870

		1,731,910

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Technology — 0.62%
$ 500,000	Applied Materials Inc 2.65%, 06/15/2016	$518,703
500,000	Computer Sciences Corp 6.50%, 03/15/2018	541,250
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	515,068
	Fiserv Inc
500,000	3.13%, 10/01/2015	516,212
250,000	4.63%, 10/01/2020	260,826
500,000	HP Enterprise Services LLC 6.00%, 08/01/2013	531,390
1,000,000	Intel Corp 1.95%, 10/01/2016	1,029,951
500,000	International Business Machines Corp 6.50%, 10/15/2013	544,812

		4,458,212

U.S. Government Agency Obligations — 3.68%
	Federal Home Loan Bank
2,500,000	3.63%, 10/18/2013	2,625,308
1,300,000	5.25%, 06/18/2014	1,437,441
7,500,000	5.50%, 08/13/2014(b)	8,389,777
3,250,000	5.38%, 05/18/2016	3,841,042
2,000,000	4.75%, 12/16/2016	2,335,120
	Federal Home Loan Mortgage Corp
800,000	4.13%, 09/27/2013(b)	845,106
750,000	1.00%, 08/20/2014	759,165
500,000	5.25%, 04/18/2016	584,756
	Federal National Mortgage Association
1,250,000	3.88%, 07/12/2013	1,307,820
3,500,000	4.63%, 10/15/2013	3,729,743
500,000	Resolution Funding Corp 9.38%, 10/15/2020	773,353

		26,628,631

U.S. Treasury Bonds and Notes — 33.56%
	United States Treasury Note/Bond
3,000,000	2.50%, 03/31/2013	3,067,649
4,500,000	1.75%, 04/15/2013	4,570,312
2,600,000	0.50%, 05/31/2013	2,607,517
3,500,000	1.00%, 07/15/2013	3,532,539
500,000	0.38%, 07/31/2013	500,645
3,000,000	0.13%, 08/31/2013	2,993,202
1,600,000	3.13%, 08/31/2013	1,663,813
3,125,000	0.75%, 09/15/2013	3,145,753
1,000,000	0.50%, 10/15/2013	1,002,930
3,000,000	0.13%, 12/31/2013	2,989,686
2,500,000	1.50%, 12/31/2013	2,551,270
500,000	1.00%, 01/15/2014	505,957
7,600,000	1.75%, 01/31/2014	7,795,936
7,700,000	4.00%, 02/15/2014	8,221,552
1,000,000	0.25%, 02/28/2014(b)	998,516
3,000,000	1.88%, 02/28/2014	3,087,186
3,600,000	1.75%, 03/31/2014	3,699,842
500,000	1.88%, 04/30/2014	515,469

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 2,500,000	1.00%, 05/15/2014	$2,532,812
500,000	4.75%, 05/15/2014	545,938
500,000	0.75%, 06/15/2014	503,906
2,000,000	2.63%, 07/31/2014	2,101,876
3,250,000	2.38%, 08/31/2014	3,400,566
1,700,000	0.25%, 09/15/2014	1,692,030
2,500,000	0.50%, 10/15/2014	2,502,540
500,000	2.38%, 10/31/2014	524,336
4,500,000	2.63%, 12/31/2014	4,759,803
1,000,000	0.25%, 02/15/2015	992,812
5,400,000	4.00%, 02/15/2015	5,933,671
1,000,000	2.50%, 03/31/2015	1,058,125
750,000	2.13%, 05/31/2015	786,152
2,000,000	1.88%, 06/30/2015	2,081,718
2,000,000	1.75%, 07/31/2015	2,073,906
8,200,000	4.25%, 08/15/2015	9,187,846
2,750,000	1.25%, 09/30/2015	2,806,504
2,000,000	1.25%, 10/31/2015	2,039,844
2,100,000	4.50%, 11/15/2015	2,385,470
1,500,000	1.38%, 11/30/2015	1,536,093
1,000,000	2.13%, 12/31/2015	1,052,109
1,350,000	7.25%, 05/15/2016	1,700,579
1,000,000	1.75%, 05/31/2016	1,037,500
2,000,000	3.25%, 05/31/2016	2,196,876
1,250,000	1.50%, 06/30/2016	1,283,105
1,500,000	3.25%, 06/30/2016	1,648,593
1,000,000	3.25%, 07/31/2016	1,100,312
4,800,000	4.88%, 08/15/2016	5,618,626
750,000	1.00%, 08/31/2016	753,223
1,500,000	1.00%, 10/31/2016	1,503,750
2,000,000	3.13%, 10/31/2016	2,193,906
5,000,000	0.88%, 12/31/2016	4,973,830
4,400,000	3.25%, 12/31/2016	4,859,250
1,000,000	0.88%, 02/28/2017(b)	992,969
1,775,000	2.75%, 05/31/2017	1,921,714
2,000,000	2.50%, 06/30/2017	2,139,532
1,000,000	2.38%, 07/31/2017	1,063,125
3,200,000	4.75%, 08/15/2017	3,800,000
1,750,000	1.88%, 08/31/2017	1,813,983
1,000,000	1.88%, 09/30/2017	1,035,547
500,000	1.88%, 10/31/2017	517,461
1,000,000	2.75%, 12/31/2017	1,082,578
1,250,000	2.63%, 01/31/2018	1,344,140
4,400,000	3.50%, 02/15/2018	4,944,500
4,000,000	2.63%, 04/30/2018	4,298,752
750,000	2.38%, 06/30/2018	793,359
750,000	1.50%, 08/31/2018	752,051
3,000,000	1.38%, 09/30/2018	2,980,077
3,000,000	1.38%, 12/31/2018	2,968,359
3,000,000	1.25%, 01/31/2019	2,937,186
1,000,000	1.38%, 02/28/2019(b)	985,781
3,250,000	3.13%, 05/15/2019	3,578,809
1,000,000	3.63%, 08/15/2019	1,134,922
1,500,000	3.63%, 02/15/2020	1,701,562
2,050,000	8.50%, 02/15/2020(b)	3,072,118
2,375,000	3.50%, 05/15/2020	2,671,504
2,400,000	2.63%, 08/15/2020	2,530,313
2,000,000	2.63%, 11/15/2020	2,103,282
1,900,000	3.63%, 02/15/2021	2,150,859
1,000,000	3.13%, 05/15/2021	1,088,438

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 2,250,000	8.13%, 05/15/2021	$3,404,707
1,700,000	2.13%, 08/15/2021	1,698,805
2,000,000	2.00%, 11/15/2021	1,968,906
650,000	8.00%, 11/15/2021	987,340
1,000,000	2.00%, 02/15/2022	980,781
2,650,000	7.25%, 08/15/2022	3,890,945
1,800,000	6.25%, 08/15/2023	2,493,000
300,000	7.50%, 11/15/2024	461,203
1,100,000	6.88%, 08/15/2025	1,625,766
750,000	6.75%, 08/15/2026	1,107,422
1,150,000	6.38%, 08/15/2027	1,659,054
900,000	6.13%, 11/15/2027	1,271,812
850,000	5.25%, 11/15/2028	1,110,711
1,500,000	6.25%, 05/15/2030	2,196,093
1,950,000	5.38%, 02/15/2031	2,622,750
2,400,000	4.50%, 02/15/2036	2,929,500
2,000,000	4.75%, 02/15/2037	2,531,250
1,500,000	4.38%, 02/15/2038	1,801,171
750,000	4.50%, 05/15/2038	918,047
1,100,000	3.50%, 02/15/2039	1,142,797
1,000,000	4.38%, 11/15/2039	1,201,562
500,000	4.63%, 02/15/2040	624,453
2,775,000	4.38%, 05/15/2040	3,334,770
2,150,000	3.88%, 08/15/2040	2,378,102
2,100,000	4.25%, 11/15/2040	2,473,078
1,500,000	4.38%, 05/15/2041	1,803,282
3,500,000	3.13%, 11/15/2041	3,357,266
2,000,000	3.13%, 02/15/2042	1,917,188

		243,112,063

Utilities — 3.26%
1,000,000	Atmos Energy Corp 8.50%, 03/15/2019	1,308,268
500,000	Consolidated Edison Co of New York Inc 5.30%, 12/01/2016	580,958
1,250,000	EDF SA(a) 6.95%, 01/26/2039	1,484,030
973,351	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	1,067,046
500,000	Entergy Louisiana LLC 5.40%, 11/01/2024	578,396
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	531,858
1,000,000	Florida Power Corp 5.65%, 04/01/2040	1,195,882
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	578,363
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	618,271
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,730,920
1,000,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	1,136,275
500,000	Ohio Power Co 4.85%, 01/15/2014	527,062

Principal Amount		Value

Utilities — (continued)
	Oncor Electric Delivery Co LLC
$ 500,000	6.80%, 09/01/2018	$604,428
1,000,000	7.50%, 09/01/2038	1,269,657
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,215,574
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	541,833
436,000	PNPP II Funding Corp 8.83%, 05/30/2016	507,552
683,000	Public Service Co of Oklahoma 5.15%, 12/01/2019	766,978
1,000,000	San Diego Gas & Electric Co 5.35%, 05/15/2035	1,170,143
1,000,000	Southern California Edison Co 5.63%, 02/01/2036	1,205,861
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	591,027
500,000	Southwestern Public Service Co 8.75%, 12/01/2018	670,048
500,000	TECO Finance Inc 4.00%, 03/15/2016	531,466
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,316,954
	Union Electric Co
500,000	5.10%, 10/01/2019	565,754
500,000	8.45%, 03/15/2039	775,012
500,000	Westar Energy Inc 6.00%, 07/01/2014	548,495

		23,618,111

TOTAL BONDS AND NOTES — 98.20% (Cost $683,960,493)		$711,468,845

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.67%
4,825,000	Undividend interest of 29.14% in a repurchase agreement (principal amount/value $16,560,000 with a maturity value of $16,560,276) with Cantor Fitzgerald & Co, 0.20%, dated 3/30/12, to be repurchased at $4,825,080 on 4/2/12, collateralized by various U.S. Government or Agency securities, 3.13% - 4.77%, 2/15/42 - 6/20/61, with a value of $16,891,249.	4,825,000

TOTAL SHORT TERM INVESTMENTS — 0.67% (Cost $4,825,000)		$4,825,000

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 4,021,241	Undivided interest of 7.15% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $4,021,241 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$4,021,241

3,999,787	Undivided interest of 7.02% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $3,999,787 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	3,999,787

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 6,116,968	Undivided interest of 23.78% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $6,116,968 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$6,116,968

3,999,787	Undivided interest of 7.51% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $3,999,787 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	3,999,787

TOTAL SECURITIES LENDING COLLATERAL — 2.50% (Cost $18,137,783)		$18,137,783

TOTAL INVESTMENTS — 101.37% (Cost $706,923,276)		$734,431,628

OTHER ASSETS & LIABILITIES, NET — (1.37)%		$(9,939,831)

TOTAL NET ASSETS — 100.00%		$724,491,797

(a)	Restricted security; at March 30, 2012, the aggregate cost and fair value of the securities was $32,104,816 and $33,590,618, respectively, representing 4.64% of net assets.
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $1,435,318 and $1,609,853, respectively, representing 0.22% of net assets.
(d)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

TBA	To Be Announced.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage Backed and Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

To Be Announced Transactions

The Portfolio may invest in securities known as to be announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $706,923,276. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $29,057,237 and gross depreciation of securities in which there was an excess of tax cost over value of $1,548,885 resulting in net appreciation of $27,508,352.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $17,751,319 and received collateral of $18,137,783 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 7.68%
	Ally Master Owner Trust(a)
$ 4,000,000	Series 2010-1, Class A 1.99%, 01/15/2015(b)	$4,046,760
2,150,000	Series 2011-1, Class A1 1.11%, 01/15/2016	2,168,302
2,900,000	Series 2011-4, Class A1 1.04%, 09/15/2016	2,915,697
2,000,000	BMW Floorplan Master Owner Trust Series 2009-1A, Class A(a)(b) 1.39%, 09/15/2014	2,009,966
2,500,000	Citibank Credit Card Issuance Trust Series 2005-C3, Class C3(a) 0.65%, 07/15/2014	2,499,327
2,500,000	Citibank Omni Master Trust Series 2009-A8, Class A8(a)(b) 2.34%, 05/16/2016	2,506,228
	Ford Credit Floorplan Master Owner Trust(a)
2,000,000	Series 2012-1, Class A 0.71%, 01/15/2016	2,006,890
1,675,000	Series 2011-1, Class A2 0.84%, 02/15/2016	1,684,579
4,000,000	GE Dealer Floorplan Master Note Trust Series 2012-1, Class A(a) 0.81%, 02/20/2017	4,015,124
2,000,000	Nissan Master Owner Trust Receivables Series 2010-AA, Class A(a)(b) 1.39%, 01/15/2015	2,017,112
	SMART Trust/Australia(a)(b)
132,156	Series 2011-IUSA, Class A2B 0.99%, 04/14/2013	132,156
2,821,961	Series 2011-2USA, Class A2B 0.99%, 11/14/2013	2,826,639

		28,828,780

Basic Materials — 2.76%
384,000	Albemarle Corp 5.10%, 02/01/2015	424,271
	Alcoa Inc
450,000	5.55%, 02/01/2017(c)	494,335
1,350,000	6.75%, 07/15/2018	1,538,843
250,000	5.40%, 04/15/2021	258,329
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	225,241
250,000	4.45%, 09/27/2020	258,567
	ArcelorMittal
650,000	4.50%, 02/25/2017	651,902
315,000	6.13%, 06/01/2018	330,973
200,000	Braskem Finance Ltd(b) 5.75%, 04/15/2021	209,360
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	195,411
50,000	Clearwater Paper Corp 10.63%, 06/15/2016	56,000

Principal Amount		Value

Basic Materials — (continued)
$ 235,000	Ecolab Inc 4.35%, 12/08/2021	$249,127
125,000	Ferro Corp 7.88%, 08/15/2018	127,500
500,000	FMC Corp 3.95%, 02/01/2022	512,063
250,000	Gold Fields Orogen Holding BVI Ltd(b) 4.88%, 10/07/2020	239,623
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
75,000	8.88%, 02/01/2018	77,625
75,000	9.00%, 11/15/2020	69,750
	Huntsman International LLC(c)
50,000	5.50%, 06/30/2016	49,938
100,000	8.63%, 03/15/2021	112,250
800,000	Hyundai Steel Co(b) 4.63%, 04/21/2016	824,501
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	265,799
500,000	International Paper Co 7.50%, 08/15/2021	630,254
50,000	Longview Fibre Paper & Packaging Inc(b) 8.00%, 06/01/2016	50,937
75,000	Momentive Performance Materials Inc 9.00%, 01/15/2021	65,625
300,000	Newmont Mining Corp 5.88%, 04/01/2035	323,061
100,000	Omnova Solutions Inc 7.88%, 11/01/2018	95,750
100,000	OXEA Finance & Cy SCA(b) 9.50%, 07/15/2017	107,000
155,000	Praxair Inc 4.63%, 03/30/2015	171,960
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	123,229
200,000	Rohm & Haas Co 6.00%, 09/15/2017	230,246
	RPM International Inc
225,000	6.50%, 02/15/2018	257,644
110,000	6.13%, 10/15/2019	120,441
500,000	Sherwin-Williams Co 3.13%, 12/15/2014	529,190
	Solutia Inc
50,000	8.75%, 11/01/2017	56,687
50,000	7.88%, 03/15/2020	58,625
250,000	Southern Copper Corp 6.75%, 04/16/2040	270,165
100,000	Volcan Cia Minera SAA(b)
	5.38%, 02/02/2022	103,500

		10,365,722

Communications — 5.49%
100,000	AMC Networks Inc(b) 7.75%, 07/15/2021	111,500
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	278,273

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 100,000	5.00%, 10/16/2019	$111,129
420,000	AT&T Inc 4.45%, 05/15/2021	463,722
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017	107,250
50,000	7.38%, 06/01/2020	54,250
50,000	6.63%, 01/31/2022	51,875
	CenturyLink Inc
250,000	6.15%, 09/15/2019	259,533
500,000	7.65%, 03/15/2042	469,807
50,000	Cequel Communications Holdings I LLC & Cequel Capital Corp(b) 8.63%, 11/15/2017	53,688
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	116,051
400,000	3.15%, 03/14/2017	433,286
150,000	Clear Channel Communications Inc 9.00%, 03/01/2021	135,000
	Clear Channel Worldwide Holdings Inc
75,000	9.25%, 12/15/2017	82,219
150,000	7.63%, 03/15/2020(b)	147,000
1,000,000	Comcast Corp 5.15%, 03/01/2020	1,150,491
150,000	CommScope Inc(b) 8.25%, 01/15/2019	159,750
800,000	Corning Inc 4.75%, 03/15/2042	774,710
	COX Communications Inc
250,000	7.13%, 10/01/2012	258,080
350,000	5.45%, 12/15/2014	389,079
125,000	Crown Media Holdings Inc 10.50%, 07/15/2019	136,562
125,000	Cumulus Media Holdings Inc(b) 7.75%, 05/01/2019	118,125
200,000	Digicel Group Ltd(b) 10.50%, 04/15/2018	221,000
150,000	Digicel Ltd(b) 8.25%, 09/01/2017	158,625
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 5.00%, 03/01/2021	541,900
250,000	Discovery Communications LLC 5.05%, 06/01/2020	282,623
125,000	Entercom Radio LLC 10.50%, 12/01/2019	134,688
100,000	Entravision Communications Corp 8.75%, 08/01/2017	105,875
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025	414,139
150,000	6.63%, 01/15/2040	169,376
150,000	GXS Worldwide Inc 9.75%, 06/15/2015	145,875
500,000	Historic TW Inc 6.88%, 06/15/2018	612,857
	Intelsat Jackson Holdings SA
150,000	11.25%, 06/15/2016	157,875
150,000	7.50%, 04/01/2021	157,687

Principal Amount		Value

Communications — (continued)
$ 50,000	Intelsat Luxembourg SA 11.50%, 02/04/2017	$52,000
1,250,000	Interpublic Group of Cos Inc 4.00%, 03/15/2022	1,224,011
75,000	inVentiv Health Inc(b) 10.00%, 08/15/2018	67,875
100,000	Juniper Networks Inc 5.95%, 03/15/2041	114,566
	Lamar Media Corp
100,000	7.88%, 04/15/2018(c)	109,375
50,000	5.88%, 02/01/2022(b) Level 3 Financing Inc(b)	50,875
100,000	8.13%, 07/01/2019	103,250
50,000	8.63%, 07/15/2020	52,500
50,000	MDC Partners Inc(b) 11.00%, 11/01/2016	54,000
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018	105,250
100,000	6.63%, 11/15/2020	99,375
250,000	NBCUniversal Media LLC 5.95%, 04/01/2041	287,714
300,000	New Cingular Wireless Services Inc 8.75%, 03/01/2031	434,505
1,150,000	News America Inc 8.00%, 10/17/2016	1,411,758
74,997	Nexstar Broadcasting Inc 7.00%, 01/15/2014	74,341
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	53,625
75,000	Nielsen Finance LLC / Nielsen Finance Co 7.75%, 10/15/2018	82,688
50,000	ProQuest LLC/ProQuest Notes Co(b) 9.00%, 10/15/2018	43,250
200,000	Qtel International Finance Ltd(b) 4.75%, 02/16/2021	206,760
75,000	Sitel LLC / Sitel Finance Corp 11.50%, 04/01/2018	54,000
	Sprint Capital Corp
125,000	6.90%, 05/01/2019	108,125
200,000	6.88%, 11/15/2028	153,000
	Sprint Nextel Corp
50,000	6.00%, 12/01/2016(b)	53,750
75,000	9.00%, 11/15/2018(b)	82,313
100,000	7.00%, 03/01/2020(b)	101,500
150,000	Syniverse Holdings Inc 9.13%, 01/15/2019	165,375
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013	258,476
850,000	5.46%, 02/16/2021	826,340
300,000	7.05%, 06/20/2036	294,897
100,000	Telemar Norte Leste SA(b)
	5.50%, 10/23/2020	102,800
100,000	Telemovil Finance Co Ltd(b) 8.00%, 10/01/2017	103,500
	Time Warner Inc
800,000	4.75%, 03/29/2021	878,600

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value
Communications — (continued)
$ 250,000	6.10%, 07/15/2040	$279,789
750,000	6.25%, 03/29/2041	856,990
75,000	Townsquare Radio LLC / Townsquare Radio Inc(b) 9.00%, 04/01/2019	74,250
	Viacom Inc
750,000	2.50%, 12/15/2016	767,671
100,000	3.50%, 04/01/2017	107,230
200,000	VimpelCom Holdings BV(b) 7.50%, 03/01/2022	194,000
200,000	Virgin Media Finance PLC 5.25%, 02/15/2022	198,250
125,000	Visant Corp 10.00%, 10/01/2017	116,719
	Vodafone Group PLC
200,000	5.63%, 02/27/2017	233,942
525,000	1.63%, 03/20/2017	517,654
180,000	Walt Disney Co 3.75%, 06/01/2021	193,454
	West Corp
50,000	8.63%, 10/01/2018	54,875
100,000	7.88%, 01/15/2019	106,500
125,000	XM Satellite Radio Inc(b) 7.63%, 11/01/2018	135,000

		20,610,618

Consumer, Cyclical — 2.92%
125,000	Academy Ltd / Academy Finance Corp(b) 9.25%, 08/01/2019	128,281
650,000	Advance Auto Parts Inc 4.50%, 01/15/2022	668,368
	Affinia Group Inc
100,000	9.00%, 11/30/2014	101,000
48,000	10.75%, 08/15/2016(b)	52,560
75,000	Allison Transmission Inc(b) 7.13%, 05/15/2019	77,625
150,000	American Axle & Manufacturing Inc(c) 7.75%, 11/15/2019	160,125
123,000	American Casino & Entertainment Properties LLC 11.00%, 06/15/2014	130,380
75,000	Ameristar Casinos Inc 7.50%, 04/15/2021	78,656
175,000	Best Buy Co Inc 6.75%, 07/15/2013	185,616
150,000	Caesars Entertainment Operating Co Inc 11.25%, 06/01/2017	163,500
50,000	Caesars Operating Escrow LLC / Caesars Escrow Corp(b) 8.50%, 02/15/2020	50,875
75,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp 9.13%, 08/01/2018	84,187
75,000	Chester Downs & Marina LLC(b) 9.25%, 02/01/2020	79,219

Principal Amount		Value
Consumer, Cyclical — (continued)
$ 200,000	Chrysler Group LLC/CG Co-Issuer Inc 8.25%, 06/15/2021	$202,000
100,000	Cinemark USA Inc 8.63%, 06/15/2019	111,000
75,000	Cooper-Standard Automotive Inc 8.50%, 05/01/2018	80,625
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013	201,472
150,000	1.08%, 03/28/2014(a)(b)	149,095
750,000	2.95%, 01/11/2017(b)	777,322
175,000	DineEquity Inc 9.50%, 10/30/2018	191,625
150,000	Exide Technologies 8.63%, 02/01/2018	125,625
100,000	General Motors Corp(d)(e)(f) 0.00%, 09/01/2025	0
125,000	Great Canadian Gaming Corp(b) 7.25%, 02/15/2015	127,031
75,000	Gymboree Corp(c) 9.13%, 12/01/2018	69,188
175,000	Harley-Davidson Financial Services Inc(b) 3.88%, 03/15/2016	182,501
100,000	Hillman Group Inc 10.88%, 06/01/2018	104,750
	Home Depot Inc
750,000	5.40%, 03/01/2016	865,497
500,000	5.95%, 04/01/2041	613,679
50,000	HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp(b)(d)(e)(f)(g)(h) 0.00%, 04/01/2012	0
50,000	IDQ Holdings Inc(b) 11.50%, 04/01/2017	51,250
100,000	Inergy LP/Inergy Finance Corp 7.00%, 10/01/2018	97,500
125,000	International Automotive Components Group SL(b) 9.13%, 06/01/2018	108,750
125,000	Jacobs Entertainment Inc 9.75%, 06/15/2014 Jaguar Land Rover PLC(b)	122,500
50,000	7.75%, 05/15/2018	51,250
200,000	8.13%, 05/15/2021	205,000
175,000	Jo-Ann Stores Inc(b) 8.13%, 03/15/2019	175,875
250,000	Johnson Controls Inc 5.00%, 03/30/2020	281,163
75,000	Libbey Glass Inc 10.00%, 02/15/2015	80,156
100,000	Ltd Brands Inc 5.63%, 02/15/2022	100,875
325,000	Marriott International Inc/DE 3.00%, 03/01/2019	319,645
75,000	Meritor Inc 10.63%, 03/15/2018	80,625
	MGM Resorts International
150,000	7.50%, 06/01/2016	154,500

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 75,000	8.63%, 02/01/2019(b)	$80,438
75,000	7.75%, 03/15/2022	76,313
100,000	Michaels Stores Inc 7.75%, 11/01/2018	106,500
125,000	Norcraft Cos LP/Norcraft Finance Corp 10.50%, 12/15/2015	109,687
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc(b) 10.50%, 01/15/2020	109,000
100,000	Peninsula Gaming LLC / Peninsula Gaming Corp 10.75%, 08/15/2017	110,500
75,000	Penske Automotive Group Inc 7.75%, 12/15/2016	78,095
125,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	137,187
125,000	Pittsburgh Glass Works LLC(b) 8.50%, 04/15/2016	124,375
50,000	Regal Cinemas Corp 8.63%, 07/15/2019	54,625
50,000	Sally Holdings LLC / Sally Capital Inc(b) 6.88%, 11/15/2019	53,250
175,000	Sealy Mattress Co 8.25%, 06/15/2014	171,500
125,000	Seminole Hard Rock Entertainment Inc(a)(b) 2.97%, 03/15/2014	123,125
100,000	Simmons Bedding Co(b) 11.25%, 07/15/2015	103,376
100,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp(b) 8.63%, 04/15/2016	106,000
63,000	Tomkins LLC / Tomkins Inc 9.00%, 10/01/2018	69,773
50,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b) 10.63%, 09/01/2017	54,250
150,000	UCI International Inc 8.63%, 02/15/2019	154,125
600,000	Volkswagen International Finance NV(b) 2.38%, 03/22/2017	602,042
179,218	VWR Funding Inc(a) 10.25%, 07/15/2015	185,491
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013	103,840
225,000	6.20%, 04/15/2038	286,858
150,000	5.63%, 04/15/2041	181,555
200,000	Whirlpool Corp 5.50%, 03/01/2013	207,292

		10,980,088

Consumer, Non-cyclical — 5.98%
40,000	Abbott Laboratories 5.15%, 11/30/2012	41,213

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 75,000	Alere Inc 9.00%, 05/15/2016	$78,188
50,000	Altegrity Inc 11.75%, 05/01/2016(b)(e)	47,375
100,000	Altria Group Inc 9.25%, 08/06/2019	134,473
	ARAMARK Corp
100,000	4.05%, 02/01/2015(a)	99,250
50,000	8.50%, 02/01/2015	51,251
125,000	ARAMARK Holdings Corp(b) 8.63%, 05/01/2016	128,125
50,000	B&G Foods Inc 7.63%, 01/15/2018	53,688
500,000	Bacardi Ltd(b) 7.45%, 04/01/2014	558,391
100,000	Bausch & Lomb Inc 9.88%, 11/01/2015	105,250
1,075,000	Bio-Rad Laboratories Inc 4.88%, 12/15/2020	1,099,949
225,000	Biomet Inc 11.63%, 10/15/2017	243,281
100,000	Boston Scientific Corp 4.50%, 01/15/2015	107,271
450,000	Bottling Group LLC 5.50%, 04/01/2016	520,965
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	319,025
125,000	CoreLogic Inc/United States(b) 7.25%, 06/01/2021	128,750
145,000	Covidien International Finance SA 5.45%, 10/15/2012	148,647
50,000	CRC Health Corp 10.75%, 02/01/2016(e)	46,125
	Dean Foods Co
50,000	7.00%, 06/01/2016	51,375
175,000	9.75%, 12/15/2018	193,594
175,000	Del Monte Corp 7.63%, 02/15/2019	174,125
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017	37,250
50,000	8.75%, 03/15/2018(b)	50,500
100,000	7.75%, 04/15/2018	82,000
300,000	Eli Lilly & Co 5.20%, 03/15/2017	351,607
175,000	Emergency Medical Services Corp 8.13%, 06/01/2019	179,812
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	274,720
700,000	5.25%, 10/01/2020	758,906
125,000	Garda World Security Corp(b) 9.75%, 03/15/2017	133,125
220,000	General Mills Inc 5.70%, 02/15/2017	260,096
500,000	Gilead Sciences Inc 4.50%, 04/01/2021	529,651
100,000	Grifols Inc 8.25%, 02/01/2018	108,250
2,010,000	Grupo Bimbo SAB de CV(b) 4.50%, 01/25/2022	2,046,942

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 200,000	HCA Holdings Inc(b) 7.75%, 05/15/2021	$206,750
	HCA Inc
350,000	7.50%, 02/15/2022	372,750
100,000	5.88%, 03/15/2022	100,125
	Hertz Corp
50,000	7.50%, 10/15/2018	53,063
75,000	6.75%, 04/15/2019	77,625
100,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	97,250
125,000	Interactive Data Corp 10.25%, 08/01/2018	142,187
75,000	Iron Mountain Inc 7.75%, 10/01/2019	81,937
125,000	Jarden Corp 7.50%, 05/01/2017	137,500
300,000	Kellogg Co 4.25%, 03/06/2013	310,209
50,000	Kinetic Concepts Inc/KCI USA Inc(b) 10.50%, 11/01/2018	51,938
75,000	Knowledge Learning Corp(b) 7.75%, 02/01/2015	62,250
	Kraft Foods Inc
400,000	6.25%, 06/01/2012	403,444
250,000	5.25%, 10/01/2013	265,854
750,000	6.13%, 02/01/2018	900,006
250,000	6.50%, 02/09/2040	307,633
	Kroger Co
225,000	5.00%, 04/15/2013	234,493
750,000	6.15%, 01/15/2020	911,770
75,000	6.90%, 04/15/2038	93,411
150,000	5.40%, 07/15/2040	160,609
150,000	Lender Processing Services Inc(c) 8.13%, 07/01/2016	156,750
250,000	Life Technologies Corp 3.38%, 03/01/2013	254,375
1,330,000	Lorillard Tobacco Co 7.00%, 08/04/2041	1,430,612
225,000	Michael Foods Inc 9.75%, 07/15/2018	247,219
75,000	Monitronics International Inc(b) 9.13%, 04/01/2020	75,938
100,000	Moody’s Corp 5.50%, 09/01/2020	104,665
175,000	Multiplan Inc(b) 9.88%, 09/01/2018	189,000
125,000	Omnicare Inc 7.75%, 06/01/2020	138,750
250,000	PepsiCo Inc 4.65%, 02/15/2013	259,113
450,000	Pernod-Ricard SA(b) 4.25%, 07/15/2022	451,165
100,000	Pharmaceutical Product Development Inc(b) 9.50%, 12/01/2019	108,500
150,000	Pharmacia Corp 6.50%, 12/01/2018	186,877

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 450,000	Philip Morris International Inc 5.65%, 05/16/2018	$536,339
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
50,000	10.63%, 04/01/2017	52,750
100,000	8.25%, 09/01/2017	108,500
	Prestige Brands Inc
100,000	8.25%, 04/01/2018	109,250
50,000	8.13%, 02/01/2020(b)	54,188
50,000	PSS World Medical Inc(b) 6.38%, 03/01/2022	51,375
200,000	Quest Diagnostics Inc 6.40%, 07/01/2017	235,163
200,000	Reynolds American Inc 7.75%, 06/01/2018	248,816
	Reynolds Group Issuer Inc(b)
225,000	9.00%, 04/15/2019	221,625
200,000	9.88%, 08/15/2019	204,500
100,000	8.50%, 02/15/2021	94,000
100,000	RSC Equipment Rental Inc/RSC Holdings III LLC 10.25%, 11/15/2019	112,000
350,000	SABMiller Holdings Inc(b) 2.45%, 01/15/2017	354,390
125,000	Seminole Indian Tribe of Florida(b) 7.80%, 10/01/2020	122,605
	ServiceMaster Co/TN
100,000	8.00%, 02/15/2020(b)	106,500
50,000	7.45%, 08/15/2027	42,625
	Spectrum Brands Inc(b)
50,000	9.50%, 06/15/2018	56,375
100,000	6.75%, 03/15/2020	101,000
200,000	Sysco Corp 4.20%, 02/12/2013	205,911
100,000	TransUnion Holding Co Inc(b) 9.63%, 06/15/2018	105,250
50,000	TransUnion LLC/TransUnion Financing Corp 11.38%, 06/15/2018	58,625
100,000	United Rentals North America Inc 8.38%, 09/15/2020	103,500
100,000	United Surgical Partners International Inc 9.25%, 05/01/2017	105,000
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018	483,132
125,000	Universal Hospital Services Inc(a) 8.50%, 06/01/2015	127,969
50,000	UR Financing Escrow Corp(b) 5.75%, 07/15/2018	51,188
175,000	US FoodService(b) 8.50%, 06/30/2019	177,187
75,000	USPI Finance Corp(b) 9.00%, 04/01/2020	77,250
150,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc 8.00%, 02/01/2018	153,000
175,000	Yankee Candle Co Inc(c) 9.75%, 02/15/2017	181,562

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 100,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	$101,875

		22,460,388

Diversified — 0.34%
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	302,093
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	759,133
200,000	MMI International Ltd(b) 8.00%, 03/01/2017	207,000

		1,268,226

Energy — 5.44%
75,000	ATP Oil & Gas Corp/United States 11.88%, 05/01/2015	54,750
	Basic Energy Services Inc
100,000	7.13%, 04/15/2016	101,500
50,000	7.75%, 02/15/2019	51,250
200,000	Berau Coal Energy Tbk PT(b) 7.25%, 03/13/2017	201,000
	Berry Petroleum Co
50,000	6.75%, 11/01/2020	52,875
50,000	6.38%, 09/15/2022(c)	51,375
50,000	BP Capital Markets PLC 3.13%, 10/01/2015	52,848
100,000	Bumi Investment Pte Ltd(b) 10.75%, 10/06/2017	108,250
400,000	Canadian Natural Resources Ltd 5.85%, 02/01/2035	458,257
	Chaparral Energy Inc
75,000	8.88%, 02/01/2017	78,375
50,000	9.88%, 10/01/2020	55,750
100,000	Chesapeake Energy Corp(c) 6.78%, 03/15/2019	99,250
50,000	Chesapeake Midstream Partners LP / CHKM Finance Corp(b) 6.13%, 07/15/2022	50,375
100,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc(b) 6.63%, 11/15/2019	99,250
125,000	Cie Generale de Geophysique - Veritas 7.75%, 05/15/2017	130,000
50,000	Cimarex Energy Co 5.88%, 05/01/2022	51,000
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	571,110
50,000	Coffeyville Resources LLC / Coffeyville Finance Inc(b) 10.88%, 04/01/2017	56,250
50,000	Concho Resources Inc 7.00%, 01/15/2021	53,625

Principal Amount		Value

Energy — (continued)
$ 130,000	Conoco Funding Co 7.25%, 10/15/2031	$177,312
500,000	ConocoPhillips Australia Funding Co 5.50%, 04/15/2013	525,093
100,000	Copano Energy LLC / Copano Energy Finance Corp 7.13%, 04/01/2021	105,250
125,000	Crosstex Energy LP / Crosstex Energy Finance Corp 8.88%, 02/15/2018	132,813
50,000	Denbury Resources Inc 8.25%, 02/15/2020	55,875
	El Paso Corp
50,000	7.25%, 06/01/2018	55,974
75,000	6.50%, 09/15/2020	82,574
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013	625,281
690,000	5.50%, 09/15/2040	731,931
155,000	Enbridge Inc 5.60%, 04/01/2017	177,089
200,000	Energy Transfer Equity LP 7.50%, 10/15/2020	222,000
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017	108,250
25,000	7.75%, 06/15/2019	25,750
75,000	EXCO Resources Inc 7.50%, 09/15/2018	66,750
100,000	Forbes Energy Services Ltd 9.00%, 06/15/2019	97,500
116,357	Gazprom OAO Via Gazprom International SA 7.20%, 02/01/2020	128,226
400,000	Hess Corp 5.60%, 02/15/2041	434,946
	Holly Energy Partners LP/Holly Energy Finance Corp
50,000	8.25%, 03/15/2018	53,000
50,000	6.50%, 03/01/2020(b)	50,750
	Husky Energy Inc
150,000	6.15%, 06/15/2019	172,025
925,000	3.95%, 04/15/2022	931,221
200,000	KazMunayGas National Co(b) 6.38%, 04/09/2021	220,910
50,000	Key Energy Services Inc(b) 6.75%, 03/01/2021	51,125
	Kinder Morgan Energy Partners LP
250,000	5.85%, 09/15/2012	255,172
500,000	5.13%, 11/15/2014	566,149
200,000	5.95%, 02/15/2018	233,584
250,000	6.55%, 09/15/2040	280,001
100,000	Linn Energy LLC/Linn Energy Finance Corp 7.75%, 02/01/2021	103,750
50,000	Lone Pine Resources Canada Ltd(b) 10.38%, 02/15/2017	51,125
200,000	Lukoil International Finance BV(b) 6.13%, 11/09/2020	212,000

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
	Marathon Petroleum Corp
$ 1,200,000	5.13%, 03/01/2021	$1,305,168
500,000	6.50%, 03/01/2041	540,120
50,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp 6.25%, 06/15/2022	52,500
1,435,000	Nabors Industries Inc 5.00%, 09/15/2020	1,540,379
75,000	Oasis Petroleum Inc 6.50%, 11/01/2021	75,375
272,000	Pacific Rubiales Energy Corp(b) 7.25%, 12/12/2021	297,704
	Petrobras International Finance Co - Pifco
100,000	2.88%, 02/06/2015	102,608
505,000	6.75%, 01/27/2041	585,681
	Petrobras International Finance Co - Pifco
100,000	7.88%, 03/15/2019	123,381
100,000	5.38%, 01/27/2021	107,674
900,000	Petroleos de Venezuela SA 8.50%, 11/02/2017	800,100
	Petroleos Mexicanos
1,200,000	6.00%, 03/05/2020	1,366,200
500,000	6.50%, 06/02/2041(b)	562,500
285,000	Phillips 66(b) 4.30%, 04/01/2022	289,902
100,000	Plains Exploration & Production Co 6.75%, 02/01/2022	104,500
50,000	Range Resources Corp 5.00%, 08/15/2022	49,375
50,000	Regency Energy Partners LP / Regency Energy Finance Corp 9.38%, 06/01/2016	54,938
	SESI LLC
75,000	6.38%, 05/01/2019	79,500
50,000	7.13%, 12/15/2021(b)	54,000
50,000	SM Energy Co 6.50%, 11/15/2021	53,250
50,000	Southern Star Central Corp 6.75%, 03/01/2016	50,750
250,000	Spectra Energy Capital LLC 6.25%, 02/15/2013	261,090
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 6.38%, 08/01/2022	50,750
36,000	Thermon Industries Inc 9.50%, 05/01/2017	39,600
100,000	TNK-BP Finance SA(b) 7.25%, 02/02/2020	115,750
	Valero Energy Corp
50,000	6.88%, 04/15/2012	50,088
50,000	4.75%, 04/01/2014	52,996
150,000	9.38%, 03/15/2019	196,475
400,000	7.50%, 04/15/2032	465,621
50,000	Vanguard Natural Resources LLC/VNR Finance Corp 7.88%, 04/01/2020	49,637

Principal Amount		Value

Energy — (continued)
$ 75,000	W&T Offshore Inc 8.50%, 06/15/2019	$79,313
	Weatherford International Ltd/Bermuda
100,000	6.00%, 03/15/2018	113,132
40,000	7.00%, 03/15/2038	44,981
520,000	5.95%, 04/15/2042	516,313
300,000	Williams Partners LP 5.25%, 03/15/2020	330,716
	XTO Energy Inc
105,000	6.75%, 08/01/2037	154,128
300,000	6.38%, 06/15/2038	412,379

		20,439,090

Financial — 13.77%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015	225,465
10,000	5.70%, 02/15/2017	11,721
	Aflac Inc
265,000	2.65%, 02/15/2017	267,995
300,000	8.50%, 05/15/2019	391,560
1,100,000	Alexandria Real Estate Equities Inc 4.60%, 04/01/2022	1,076,782
	Ally Financial Inc
50,000	8.30%, 02/12/2015	54,438
75,000	5.50%, 02/15/2017	75,089
50,000	6.25%, 12/01/2017	51,487
375,000	8.00%, 03/15/2020	417,187
750,000	American Express Co 8.13%, 05/20/2019	980,470
	American Express Credit Corp
400,000	5.88%, 05/02/2013	420,635
125,000	2.75%, 09/15/2015	129,691
350,000	American Honda Finance Corp(b) 4.63%, 04/02/2013	364,163
250,000	American Tower Corp 4.50%, 01/15/2018	262,675
80,000	Associated Banc-Corp 5.13%, 03/28/2016	84,487
250,000	AvalonBay Communities Inc 5.70%, 03/15/2017	286,982
500,000	AXA SA 8.60%, 12/15/2030	552,138
	Bank of America Corp
250,000	5.38%, 06/15/2014	261,285
100,000	4.50%, 04/01/2015	103,576
1,000,000	7.63%, 06/01/2019	1,153,116
125,000	Bear Stearns Cos LLC 5.70%, 11/15/2014	138,122
300,000	Berkshire Hathaway Finance Corp 4.85%, 01/15/2015	332,500
100,000	Berkshire Hathaway Inc(a) 1.20%, 08/15/2014	101,336
250,000	Capital One Bank USA NA 8.80%, 07/15/2019	305,672
300,000	Capital One Capital IV(a) 6.75%, 02/17/2037	300,000
175,000	Capital One Capital V 10.25%, 08/15/2039	179,813

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 250,000	Capital One Financial Corp 7.38%, 05/23/2014	$276,743
210,000	Chubb Corp 5.75%, 05/15/2018	254,134
	Citigroup Inc
150,000	5.13%, 05/05/2014	158,178
125,000	4.75%, 02/15/2015(b)	126,103
475,000	7.00%, 05/02/2017(b)	476,187
150,000	5.25%, 03/15/2018	153,000
900,000	5.38%, 08/09/2020	966,679
1,000,000	6.88%, 03/05/2038	1,154,599
1,250,000	5.88%, 01/30/2042	1,295,171
325,000	City National Corp/CA(c) 5.25%, 09/15/2020	326,795
350,000	CME Group Inc 4.40%, 03/15/2018(b)	379,440
500,000	CNA Financial Corp 5.88%, 08/15/2020	535,996
2,000,000	Credit Suisse USA Inc 4.88%, 01/15/2015	2,157,188
250,000	Discover Bank/Greenwood de 8.70%, 11/18/2019	311,098
325,000	Eaton Vance Corp 6.50%, 10/02/2017	370,009
250,000	Fifth Third Bancorp 3.63%, 01/25/2016	263,296
200,000	FMR LLC(b) 7.57%, 06/15/2029	239,325
	Ford Motor Credit Co LLC
200,000	3.88%, 01/15/2015	201,952
150,000	8.00%, 12/15/2016	173,911
200,000	5.00%, 05/15/2018	207,171
50,000	8.13%, 01/15/2020	60,437
100,000	Fox Acquisition Sub LLC(b) 13.38%, 07/15/2016	108,500
20,000	Franklin Resources Inc 4.63%, 05/20/2020	21,923
	General Electric Capital Corp
500,000	1.10%, 04/07/2014(a)	500,687
300,000	4.88%, 03/04/2015	329,634
500,000	2.90%, 01/09/2017	518,679
500,000	5.63%, 09/15/2017	532,160
500,000	5.50%, 01/08/2020	567,130
500,000	6.88%, 01/10/2039	617,470
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,179
750,000	5.38%, 03/15/2020	762,433
1,250,000	5.25%, 07/27/2021	1,237,395
300,000	5.75%, 01/24/2022	308,622
750,000	6.13%, 02/15/2033	744,002
375,000	Health Care REIT Inc 4.13%, 04/01/2019	372,012
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	108,106
200,000	Host Hotels & Resorts LP 6.88%, 11/01/2014	204,000
500,000	HSBC Finance Capital Trust IX(a) 5.91%, 11/30/2035	469,080
200,000	HSBC Finance Corp 7.00%, 05/15/2012	201,445

Principal Amount		Value

Financial — (continued)
$ 290,000	HSBC Holdings PLC 5.10%, 04/05/2021	$313,508
525,000	HSBC USA Inc 2.38%, 02/13/2015	528,600
	International Lease Finance Corp
470,000	4.88%, 04/01/2015	465,208
500,000	5.75%, 05/15/2016	499,439
350,000	8.75%, 03/15/2017	389,375
250,000	Invesco Ltd 5.63%, 04/17/2012	250,417
200,000	IPIC GMTN Ltd(b) 6.88%, 11/01/2041	209,000
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	53,556
500,000	Jefferies Group Inc 8.50%, 07/15/2019	555,000
	JPMorgan Chase & Co
500,000	6.00%, 01/15/2018	578,405
1,300,000	4.50%, 01/24/2022	1,352,441
200,000	Korea Development Bank 3.50%, 08/22/2017	203,218
235,000	Liberty Mutual Group Inc(b) 5.00%, 06/01/2021	234,677
	Lincoln National Corp
1,500,000	8.75%, 07/01/2019	1,898,808
225,000	4.20%, 03/15/2022	225,584
250,000	7.00%, 06/15/2040	293,603
130,000	Majapahit Holding BV 7.75%, 01/20/2020	156,650
500,000	Massachusetts Mutual Life Insurance Co(b) 8.88%, 06/01/2039	709,534
500,000	Merrill Lynch & Co Inc
	7.75%, 05/14/2038	545,712
	MetLife Inc
250,000	6.75%, 06/01/2016	297,016
500,000	6.82%, 08/15/2018(c)	612,652
300,000	MetLife Institutional Funding II(b) 1.63%, 04/02/2015	299,729
	Morgan Stanley
550,000	4.75%, 04/01/2014	559,000
100,000	6.00%, 04/28/2015	104,668
320,000	3.80%, 04/29/2016	311,492
200,000	6.63%, 04/01/2018	210,603
500,000	5.75%, 01/25/2021	490,891
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	725,164
150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	189,979
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020	50,375
50,000	5.88%, 03/15/2022	50,500
230,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	270,781
200,000	Nuveen Investments Inc 10.50%, 11/15/2015	207,250

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 250,000	Pacific Life Global Funding(b) 5.15%, 04/15/2013	$260,629
250,000	Pacific LifeCorp(b) 6.60%, 09/15/2033	263,506
	PNC Funding Corp
250,000	5.63%, 02/01/2017	279,002
250,000	5.13%, 02/08/2020	283,180
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	126,500
300,000	ProLogis LP 6.30%, 06/01/2013	311,075
140,000	Prudential Financial Inc 6.63%, 12/01/2037	161,654
100,000	Qatari Diar Finance QSC(b) 5.00%, 07/21/2020	107,125
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	206,564
500,000	8.60%, 08/15/2019	607,365
860,000	5.63%, 04/01/2024	877,200
250,000	RCI Banque SA(b) 4.60%, 04/12/2016	250,981
300,000	Santander US Debt SAU(b) 3.78%, 10/07/2015	290,834
100,000	Simon Property Group LP 6.13%, 05/30/2018	117,736
90,000	State Street Corp 4.30%, 05/30/2014	96,461
1,690,000	SunTrust Banks Inc 3.60%, 04/15/2016	1,746,269
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	190,000
275,000	Travelers Cos Inc 5.50%, 12/01/2015	311,843
500,000	UDR Inc 4.63%, 01/10/2022	511,866
250,000	US Bank NA/Cincinnati OH 4.95%, 10/30/2014	273,821
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	206,000
500,000	Wachovia Corp 5.75%, 02/01/2018	581,317
800,000	Wells Fargo & Co 4.60%, 04/01/2021	857,935
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015	804,503
250,000	5.95%, 08/26/2036	273,792
250,000	Westpac Banking Corp 4.88%, 11/19/2019	269,903
	Weyerhaeuser Co
900,000	7.38%, 10/01/2019	1,032,925
300,000	7.38%, 03/15/2032	319,586

		51,697,661

Foreign Government Obligations — 1.55%
150,000	Argentina Boden Bonds 7.00%, 10/03/2015	140,813

Principal Amount		Value

Foreign Government Obligations — (continued)
	Argentine Republic Government International Bond
$ 342,789	8.28%, 12/31/2033	$252,464
1,000,000	1.08%, 12/15/2035(a)	130,000
100,000	Banco de Credito del Peru/Panama(b) 5.38%, 09/16/2020	102,000
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021	113,200
200,000	11.00%, 08/17/2040	264,000
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	123,750
200,000	4.38%, 07/12/2021	217,500
	Corp Andina de Fomento
250,000	3.75%, 01/15/2016	259,166
250,000	8.13%, 06/04/2019	309,848
200,000	Indonesia Government International Bond 6.63%, 02/17/2037	246,500
200,000	Lithuania Government International Bond(b) 6.63%, 02/01/2022	221,500
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	359,700
200,000	3.63%, 03/15/2022	204,500
301,000	6.75%, 09/27/2034	386,785
100,000	4.75%, 03/08/2044	98,000
100,000	Panama Government International Bond 6.70%, 01/26/2036	131,500
100,000	Peruvian Government International Bond 6.55%, 03/14/2037	127,400
150,000	Philippine Government International Bond 6.38%, 01/15/2032	182,250
200,000	Republic of Indonesia(b) 5.25%, 01/17/2042	209,750
484,300	Russian Foreign Bond - Eurobond(i) 3.97%, 03/31/2030	579,344
100,000	South Africa Government International Bond 6.88%, 05/27/2019	120,375
100,000	Sri Lanka Government International Bond(b) 6.25%, 10/04/2020	99,500
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	365,225
100,000	6.88%, 03/17/2036	111,000
100,000	Uruguay Government International Bond 7.63%, 03/21/2036	138,750

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 400,000	Venezuela Government International Bond 9.38%, 01/13/2034	$333,000

		5,827,820

Industrial — 3.05%
50,000	Aleris International Inc.(d)(e)(f)(g) 9.00%, 12/15/2014	0
100,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	107,250
50,000	Associated Materials LLC(c) 9.13%, 11/01/2017	48,625
50,000	Atkore International Inc 9.88%, 01/01/2018	52,375
50,000	Ball Corp 5.00%, 03/15/2022	50,125
75,000	Belden Inc 7.00%, 03/15/2017	77,344
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	410,883
250,000	5.75%, 05/01/2040	285,433
100,000	BWAY Holding Co 10.00%, 06/15/2018	109,750
55,664	BWAY Parent Co Inc 10.13%, 11/01/2015	55,803
350,000	Caterpillar Inc 7.00%, 12/15/2013	387,272
100,000	Cleaver-Brooks Inc(b) 12.25%, 05/01/2016	104,500
320,000	Dover Corp 5.45%, 03/15/2018	376,270
100,000	Dynacast International LLC / Dynacast Finance Inc(b) 9.25%, 07/15/2019	104,500
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017	166,875
1,050,000	6.38%, 01/15/2020	1,156,365
90,000	Emerson Electric Co 4.88%, 10/15/2019	103,469
500,000	Goodrich Corp 3.60%, 02/01/2021	522,383
50,000	Greif Inc 7.75%, 08/01/2019	56,500
200,000	Harsco Corp 5.75%, 05/15/2018	223,145
120,000	Hubbell Inc 5.95%, 06/01/2018	140,707
240,000	Ingersoll-Rand Global Holding Co Ltd 6.88%, 08/15/2018	293,160
100,000	Interline Brands Inc 7.00%, 11/15/2018	105,500
50,000	International Wire Group Holdings Inc(b) 9.75%, 04/15/2015	52,750
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	102,875
150,000	Kemet Corp(b) 10.50%, 05/01/2018	161,750

Principal Amount		Value

Industrial — (continued)
$ 50,000	Koppers Inc 7.88%, 12/01/2019	$53,375
200,000	Masco Corp(c) 5.95%, 03/15/2022	200,465
150,000	Masonite International Corp(b) 8.25%, 04/15/2021	156,000
50,000	Maxim Crane Works LP(b) 12.25%, 04/15/2015	47,500
	Mueller Water Products Inc
75,000	7.38%, 06/01/2017	73,875
50,000	8.75%, 09/01/2020	56,000
175,000	Nortek Inc 8.50%, 04/15/2021	173,250
	Odebrecht Finance Ltd
200,000	6.00%, 04/05/2023	207,860
100,000	7.50%, 09/29/2049(b)	102,230
125,000	Packaging Dynamics Corp(b) 8.75%, 02/01/2016	131,250
50,000	Pactiv LLC 7.95%, 12/15/2025	40,000
350,000	Pentair Inc 5.00%, 05/15/2021	366,468
100,000	PHI Inc 8.63%, 10/15/2018	102,500
125,000	Ply Gem Industries Inc(c) 8.25%, 02/15/2018	125,781
125,000	RBS Global Inc / Rexnord LLC 8.50%, 05/01/2018	134,063
	Republic Services Inc
750,000	5.25%, 11/15/2021	855,152
250,000	6.20%, 03/01/2040	298,145
200,000	Rexel SA(b) 6.13%, 12/15/2019	202,500
120,000	Rock-Tenn Co(b) 4.45%, 03/01/2019	120,539
250,000	Rockwell Collins Inc 3.10%, 11/15/2021	253,295
185,000	Roper Industries Inc 6.63%, 08/15/2013	196,895
	Ryder System Inc
540,000	3.15%, 03/02/2015	559,707
225,000	3.50%, 06/01/2017	233,916
200,000	Schaeffler Finance BV(b) 7.75%, 02/15/2017	211,500
150,000	Sealed Air Corp(b) 8.38%, 09/15/2021	168,563
50,000	Sequa Corp(b) 11.75%, 12/01/2015	53,125
75,000	Stoneridge Inc(b) 9.50%, 10/15/2017	79,594
250,000	Timken Co 6.00%, 09/15/2014	272,647
75,000	TransDigm Inc 7.75%, 12/15/2018	81,188
218,000	Union Pacific Corp 4.16%, 07/15/2022	235,539
150,000	Valmont Industries Inc 6.63%, 04/20/2020	171,659

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 200,000	Voto-Votorantim OverseasTrading Operations NV 6.63%, 09/25/2019	$223,300

		11,443,490

Mortgage-Backed Securities — 27.04%
	Commercial Mortgage Pass Through Certificates Series 2012-LC4 , Class AM
1,370,000	4.06%, 12/10/2044 Series 2012-LC4 , Class B	1,399,678
425,000	4.93%, 12/10/2044(a)	436,351
712,300	Credit Suisse Mortgage Capital Certificates Series 2006-C4 , Class AAB 5.44%, 09/15/2039	726,787
967,000	DBUBS Mortgage Trust Adjusted Series 2011-LC2A , Class B(a)(b) 5.00%, 07/10/2044	1,003,662
	Federal Home Loan Mortgage Corp
250,559	5.50%, 02/01/2018	270,475
150,740	4.00%, 12/01/2020	160,535
46,245	4.50%, 04/01/2021	49,525
94,048	6.00%, 05/01/2021	101,868
34,798	4.50%, 07/01/2021	37,068
115,499	5.00%, 03/01/2022	124,358
70,377	6.00%, 11/01/2033	78,715
89,719	6.00%, 04/01/2035	99,452
262,140	4.50%, 05/01/2035	278,447
1,177,121	5.50%, 08/01/2035	1,284,527
238,081	4.50%, 11/01/2035	252,892
82,279	6.50%, 02/01/2036	92,840
175,748	4.50%, 03/01/2036	186,681
123,501	6.00%, 03/01/2036	136,551
244,698	5.50%, 06/01/2036	266,720
228,431	5.89%, 07/01/2036(a)	245,903
753,768	5.50%, 08/01/2036	821,604
2,311,934	5.00%, 04/01/2037	2,493,745
1,128,546	2.66%, 05/01/2037(a)	1,211,237
171,654	6.00%, 08/01/2037	189,524
225,708	7.00%, 08/01/2037	258,013
1,706,083	5.00%, 04/01/2038	1,838,917
3,059,653	5.50%, 05/01/2038	3,329,269
1,822,627	4.50%, 03/01/2039	1,933,730
4,740,965	4.50%, 05/01/2039	5,029,963
733,986	4.00%, 09/01/2040	768,536
4,643,597	5.00%, 09/01/2040	5,005,143
768,689	3.50%, 12/01/2040	788,398
4,045,578	4.00%, 12/01/2040	4,236,010
4,868,084	5.00%, 02/01/2041	5,253,954
2,379,724	4.50%, 07/01/2041	2,524,786
4,954,168	3.50%, 12/01/2041	5,081,194
	Federal National Mortgage Association
193,921	5.00%, 02/01/2018	210,492
361,738	4.50%, 06/01/2018	388,974
109,606	4.50%, 08/01/2035	116,715

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 358,804	6.00%, 02/01/2036	$396,357
455,145	5.50%, 03/01/2036	497,051
357,233	6.50%, 06/01/2036	401,297
637,978	6.00%, 02/01/2037	704,750
715,744	6.00%, 03/01/2037	789,313
4,715	6.50%, 04/01/2037	5,297
549,186	6.00%, 08/01/2037	605,635
299,568	6.50%, 08/01/2037	336,519
5,771,688	4.50%, 07/01/2039	6,140,652
5,034,888	4.00%, 08/01/2040	5,282,344
2,658,228	4.00%, 08/01/2041	2,790,121
6,510,851	3.50%, 12/01/2041	6,693,050
7,774,592	4.00%, 12/01/2041 Series 2012-1 , Class F	8,160,343
4,862,414	0.69%, 02/25/2042(a)	4,857,417
542,270	4.72%, 03/01/2047(a)	565,711
4,801,510	Freddie Mac REMICS Series 2976 , Class KJ(a) 0.59%, 05/15/2035	4,782,469
1,936,889	Government National Mortgage Association Series 2011-H15 , Class FA(a) 0.71%, 06/20/2061	1,921,200
200,000	Merrill Lynch Mortgage Trust Adjusted Series 2008-C1 , Class AM(a) 6.26%, 02/12/2051	204,797
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 , Class A4(a) 5.49%, 03/12/2051	1,076,751
	Morgan Stanley Capital I Series 2012-C4 , Class AS
1,850,000	3.77%, 03/15/2045 Adjusted SER 2011-C1, Class B	1,841,762
250,000	5.26%, 09/15/2047(a)(b)	263,909
1,300,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 , Class A3 3.60%, 01/10/2045	1,338,355
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1 , Class A2(b) 4.39%, 11/15/2043	2,176,048
	WF-RBS Commercial Mortgage Trust Series 2011-C5 , Class B
600,000	5.64%, 11/15/2044(a)(b) Series 2012-C6 , Class B	656,971
350,000	4.70%, 04/15/2045	361,251

		101,562,609

Municipal Bonds and Notes— 0.00%(j)
50,000	State of Illinois
	0.00%, 11/15/2016(e)(f)	875

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Technology —2.20%
$ 175,000	Advanced Micro Devices Inc 7.75%, 08/01/2020	$192,500
150,000	Allen Systems Group Inc(b) 10.50%, 11/15/2016	129,000
75,000	Aspect Software Inc 10.63%, 05/15/2017	80,063
100,000	Audatex North America Inc(b) 6.75%, 06/15/2018	105,000
	BMC Software Inc
1,100,000	7.25%, 06/01/2018	1,301,786
1,050,000	4.25%, 02/15/2022	1,052,639
	CDW LLC / CDW Finance Corp
75,000	12.54%, 10/12/2017	81,469
175,000	8.50%, 04/01/2019(b)	185,937
150,000	Compucom Systems Inc(b) 12.50%, 10/01/2015	157,500
500,000	Dell Inc 7.10%, 04/15/2028	615,279
100,000	Emdeon Inc(b)
	11.00%, 12/31/2019	113,000
125,000	Epicor Software Corp 8.63%, 05/01/2019	127,813
150,000	Fidelity National Information Services Inc(b) 7.63%, 07/15/2017	163,750
	First Data Corp(b)
50,000	7.38%, 06/15/2019	50,938
100,000	8.25%, 01/15/2021	97,750
100,000	8.75%, 01/15/2022	96,500
500,000	Fiserv Inc 6.80%, 11/20/2017	589,975
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018(b)	54,750
147,000	10.75%, 08/01/2020(c)	165,007
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014	163,244
250,000	2.13%, 09/13/2015	251,981
275,000	3.30%, 12/09/2016	286,112
100,000	iGate Corp 9.00%, 05/01/2016	108,625
150,000	Lawson Software Inc(b) 11.50%, 07/15/2018	165,750
50,000	9.38%, 04/01/2019	51,438
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co 10.50%, 04/15/2018	83,625
50,000	Mantech International Corp 7.25%, 04/15/2018	53,250
100,000	Oracle Corp 6.50%, 04/15/2038	129,697
150,000	Seagate HDD Cayman(b) 7.00%, 11/01/2021	161,250
100,000	Serena Software Inc 10.38%, 03/15/2016	103,375
125,000	Sophia LP / Sophia Finance Inc(b) 9.75%, 01/15/2019	133,437
125,000	Spansion LLC 7.88%, 11/15/2017	120,625

Principal Amount		Value

Technology — (continued)
$ 150,000	SSI Investments II Ltd / SSI Co- Issuer LLC 11.13%, 06/01/2018	$166,500
75,000	Stream Global Services Inc 11.25%, 10/01/2014	78,000
125,000	SunGard Data Systems Inc 7.63%, 11/15/2020	133,437
	Xerox Corp
400,000	5.50%, 05/15/2012	402,039
325,000	2.95%, 03/15/2017	328,405

		8,281,446

U.S. Government Agency Obligations — 1.22%
2,500,000	Federal Home Loan Bank 5.00%, 11/17/2017	2,995,180
1,500,000	Federal Home Loan Mortgage Corp(c) 4.13%, 09/27/2013	1,584,574

		4,579,754

U.S. Treasury Bonds and Notes — 13.24%
	U.S. Treasury Inflation Indexed Bonds (TIPS)
10,000,000	0.63%, 07/15/2021	10,879,470
6,000,000	2.13%, 02/15/2041	8,188,162
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(k)	166,441
4,000,000	1.25%, 09/30/2015(k)	4,082,188
3,000,000	2.63%, 04/30/2016	3,216,564
22,000,000	1.00%, 09/30/2016(k)	22,073,898
1,000,000	3.25%, 12/31/2016	1,104,375

		49,711,098

Utilities — 4.00%
75,000	Calpine Corp(b) 7.50%, 02/15/2021	80,063
250,000	Cleveland Electric Illuminating Co 5.95%, 12/15/2036	268,860
	Comision Federal de Electricidad(b)
200,000	4.88%, 05/26/2021	212,000
200,000	5.75%, 02/14/2042	199,800
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,553,774
150,000	Dubai Electricity & Water Authority(b) 7.38%, 10/21/2020	160,875
300,000	Duke Energy Indiana Inc 6.05%, 06/15/2016	347,726
300,000	EDF SA(b) 5.60%, 01/27/2040	311,075
50,000	Edison Mission Energy 7.00%, 05/15/2017	31,500
1,500,000	Enel Finance International NV(b) 3.88%, 10/07/2014	1,514,183
1,000,000	6.00%, 10/07/2039	907,580

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Utilities — (continued)
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
$ 75,000	10.00%, 12/01/2020	$81,750
50,000	11.75%, 03/01/2022(b)	51,125
250,000	Exelon Generation Co LLC 5.75%, 10/01/2041	279,050
250,000	FirstEnergy Solutions Corp 6.05%, 08/15/2021	280,588
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020	797,786
21,961	FPL Energy National Wind Portfolio LLC(b) 6.13%, 03/25/2019(e)	21,504
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	95,332
300,000	MidAmerican Energy Co 4.65%, 10/01/2014	327,051
550,000	MidAmerican Energy Holdings Co 5.95%, 05/15/2037	642,322
1,350,000	National Fuel Gas Co 4.90%, 12/01/2021	1,394,380
200,000	Northern States Power Co/MN 5.25%, 03/01/2018	234,563
175,000	NRG Energy Inc 7.63%, 05/15/2019	168,875
	Pacific Gas & Electric Co
1,050,000	8.25%, 10/15/2018	1,389,947
750,000	6.05%, 03/01/2034	911,681
125,000	PPL Energy Supply LLC 6.00%, 12/15/2036	125,099
250,000	PPL WEM Holdings PLC(b) 5.38%, 05/01/2021	269,658
250,000	Sempra Energy 9.80%, 02/15/2019	340,438
350,000	Southern California Gas Co 5.50%, 03/15/2014	381,519
500,000	Southwestern Electric Power Co 6.20%, 03/15/2040	592,089
250,000	TECO Finance Inc 5.15%, 03/15/2020	276,243
200,000	Union Electric Co 6.00%, 04/01/2018	235,415
200,000	Virginia Electric & Power Co 5.10%, 11/30/2012	205,985
300,000	Westar Energy Inc 5.88%, 07/15/2036	321,825

		15,011,661

TOTAL BONDS AND NOTES — 96.68% (Cost $349,872,548)		$363,069,326

Shares		Value

COMMON STOCK
Consumer, Cyclical— 0.00%(j)
402	General Motors Co (l)	$10,311

TOTAL COMMON STOCK — 0.00%(j) (Cost $39,433)		$10,311

WARRANTS
Consumer, Cyclical— 0.00%(j)
366	General Motors Co - Warrant A (l)	6,087
366	General Motors Co - Warrant B (l)	4,099

		10,186

TOTAL WARRANTS — 0.00%(j) (Cost $45,183)		$10,186

Principal Amount

SHORT TERM INVESTMENTS
$ 11,899,999	Federal Home Loan Mortgage Corp(m)
	0.00%, 04/02/2012	11,899,999

TOTAL SHORT TERM INVESTMENTS — 3.17% (Cost $11,899,999)		$11,899,999

SECURITIES LENDING COLLATERAL
999,877	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,877 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	999,877

999,877	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $999,877 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	999,877

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 941,480	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $941,480 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$941,480

Securities Lending Collateral — (continued)
TOTAL SECURITIES LENDING COLLATERAL — 0.78% (Cost $2,941,234)	$2,941,234

TOTAL INVESTMENTS — 100.63% (Cost $364,798,397)	$377,931,056

OTHER ASSETS & LIABILITIES, NET — (0.63)%	$(2,384,177)

TOTAL NET ASSETS — 100.00%	$375,546,879

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(b)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $49,855,749 and $51,102,383, respectively, representing 13.61% of net assets.
(c)	A portion or all of the security is on loan at March 30, 2012.
(d)	Security has no market value at March 30, 2012.
(e)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $215,925 and $115,879, respectively, representing 0.03% of net assets.
(f)	Domestic security is fair valued at March 30, 2012.
(g)	Security in default on interest payments during the last 12 months. At March 30, 2012, the aggregate market value on the securities was $0, representing 0.00% of net assets.
(h)	Security in bankruptcy at March 30, 2012.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(j)	Represents less than 0.005%.
(k)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(l)	Non-income producing security
(m)	The security’s yield to maturity was less than 0.01%
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Year Treasury Note Long Futures	80	USD	$10,358,750	June 2012	$(70,000)

U.S. Ultra Bond Short Futures	65	USD	$9,812,968	June 2012	$145,429

U.S. Treasury Bond Short Futures	65	USD	$8,953,740	June 2012	$152,852

U.S. 5 Year Treasury Note Short Futures	40	USD	$4,901,651	June 2012	$16,562

U.S. 2 Year Treasury Note Short Futures	180	USD	$39,622,776	June 2012	$14,062

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage Backed and Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic)	Close price, bids, evaluated bids, various index data and U.S. and news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Warrants	Close price, bids, evaluated bids

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	XXXXXXX.XX	XXXXXXX.XX	XXXXXXX.XX	XXXXXXX.XX
	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Obligations	$—	$28,828,780	$—	$28,828,780
Corporate Bonds and Notes	—	172,558,390	—	172,558,390
Domestic Government and Government Agency Obligations	—	54,290,852	—	54,290,852
Foreign Government Obligations	—	5,827,820	—	5,827,820
Mortgage-Backed Obligations	—	101,562,609	—	101,562,609
Municipal Bonds and Notes	—	—	875	875
Equity Investments:
Domestic Common Stock	10,311	—	—	10,311
Derivative Investments:
Futures Contracts Variation Margin	86,251	—	—	86,251
Warrants	10,186	—	—	10,186
Securities Lending Collateral	—	2,941,234	—	2,941,234
Short-Term Investments	—	11,899,999	—	11,899,999

Total Investments(a)	$106,748	$377,909,684	$875	$378,017,307

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description	Municipal Bonds and Notes(a)
Beginning Balance, January 1, 2012	$ 125

Total realized gains (or losses)	-

Total unrealized gains (or losses) relating to instruments not held at reporting date	-

Total unrealized gains (or losses) relating to instruments still held at reporting date	707

Purchases	-

Sales	-

Amortization	43

Settlements	-

Transfers into Level 3	-

Transfers out of Level 3	-

Ending Balance, March 30, 2012	$ 875

(a)	Security valued based off of unadjusted single broker quotes.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $364,843,700. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,463,559 and gross depreciation of securities in which there was an excess of tax cost over value of $1,376,203 resulting in net appreciation of $13,087,356.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is representative of futures contracts activity during the period ended March 30, 2012.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $2,867,677 and received collateral of $2,941,234 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Foreign Government Obligations — 74.60%
$ 1,133,750	Argentina Boden Bonds(a) 0.79%, 08/03/2012	$1,121,052
3,810,000	Australia Government Bond AUD, 5.75%, 04/15/2012	3,949,157
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015	3,555,840
424	BRL, 6.00%, 08/15/2016	526,598
400	BRL, 6.00%, 08/15/2018	500,412
100,000	BRL, 6.00%, 05/15/2045	1,332,829
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014	5,189,854
140,000	BRL, 10.00%, 01/01/2017	765,780
6,700,000	European Investment Bank NOK, 5.38%, 07/16/2012	1,187,511
200,000	Financing of Infrastrucural Projects State Enterprise(b) 7.40%, 04/20/2018	160,628
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013	121,401
22,100,000	HUF, 7.50%, 10/24/2013	99,280
53,900,000	HUF, 5.50%, 02/12/2014	232,466
153,200,000	HUF, 6.75%, 08/22/2014	672,692
24,500,000	HUF, 8.00%, 02/12/2015	108,826
39,000,000	HUF, 5.50%, 02/12/2016	158,335
34,500,000	HUF, 6.75%, 02/24/2017	143,229
125,100,000	HUF, 6.75%, 11/24/2017	512,790
34,200,000	HUF, 6.50%, 06/24/2019	134,650
2,500,000	HUF, 7.50%, 11/12/2020	10,259
22,200,000	HUF, 7.00%, 06/24/2022	87,093
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	44,471
910,000	EUR, 5.75%, 06/11/2018	1,049,378
1,195,000	6.25%, 01/29/2020	1,090,187
1,100,000	EUR, 3.88%, 02/24/2020	1,115,419
1,310,000	6.38%, 03/29/2021	1,198,650
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	3,139,312
10,000,000,000	IDR, 11.50%, 09/15/2019	1,460,553
25,300,000,000	IDR, 11.00%, 11/15/2020	3,698,017
3,510,000,000	IDR, 12.90%, 06/15/2022	576,944
2,400,000,000	IDR, 12.00%, 09/15/2026	395,535
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	3,442,058
	Ireland Government Bond
684,000	EUR, 4.60%, 04/18/2016	891,766
660,000	EUR, 4.50%, 10/18/2018	793,923
1,132,000	EUR, 4.40%, 06/18/2019	1,329,370
2,833,000	EUR, 5.90%, 10/18/2019	3,576,398
1,017,000	EUR, 4.50%, 04/18/2020	1,166,538
1,876,000	EUR, 5.00%, 10/18/2020	2,199,218
1,659,000	EUR, 5.40%, 03/13/2025	1,910,154
	Israel Government Bond - Fixed
3,872,000	ILS, 5.00%, 03/31/2013	1,068,005
9,442,000	ILS, 3.50%, 09/30/2013	2,618,111
	Korea Monetary Stabilization Bond
70,000,000	KRW, 3.76%, 06/02/2013	61,954

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 5,100,000,000	KRW, 3.90%, 08/02/2013	$4,518,484
297,900,000	KRW, 3.59%, 10/02/2013	263,069
	Korea Treasury Bond
2,809,700,000	KRW, 4.00%, 06/10/2012	2,482,144
159,000,000	KRW, 5.25%, 09/10/2012	141,409
1,554,000,000	KRW, 4.25%, 12/10/2012	1,378,605
673,720,000	KRW, 5.25%, 03/10/2013	604,290
9,768,630,000	KRW, 3.75%, 06/10/2013	8,646,791
12,796,270,000	KRW, 3.00%, 12/10/2013	11,197,806
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	947,700
730,000	6.13%, 03/09/2021(b)	781,100
	Malaysia Government Bond
3,038,000	MYR, 3.72%, 06/15/2012	992,956
3,605,000	MYR, 2.51%, 08/27/2012	1,174,269
9,478,000	MYR, 3.70%, 02/25/2013	3,111,655
2,650,000	MYR, 3.70%, 05/15/2013	871,075
1,005,000	MYR, 3.21%, 05/31/2013	328,607
1,855,000	MYR, 3.46%, 07/31/2013	608,556
3,730,000	MYR, 5.09%, 04/30/2014	1,265,402
	Mexican Bonos
7,410,000	MXP, 9.00%, 12/20/2012	597,158
41,280,000	MXP, 9.00%, 06/20/2013	3,390,385
49,080,000	MXP, 8.00%, 12/19/2013	4,039,366
19,400,000	MXP, 8.00%, 12/17/2015	1,662,324
	Mexican Udibonos
190,000	MXP, 5.00%, 06/16/2016	79,796
160,000	MXP, 3.50%, 12/14/2017	67,197
	New South Wales Treasury Corp
4,250,000	AUD, 6.00%, 05/01/2012	4,407,987
1,750,000	AUD, 5.50%, 08/01/2013	1,848,631
1,450,000	AUD, 5.50%, 03/01/2017	1,585,979
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	4,006,426
	Philippine Government Bond
3,780,000	PHP, 5.25%, 01/07/2013	89,707
14,640,000	PHP, 8.75%, 03/03/2013	358,819
3,360,000	PHP, 6.25%, 01/27/2014	82,575
3,200,000	PHP, 7.00%, 01/27/2016	81,644
1,710,000	PHP, 9.13%, 09/04/2016	47,323
	Poland Government Bond
2,243,000	PLN, 4.75%, 04/25/2012	721,535
1,615,000	PLN, 4.42%, 07/25/2012(c)	512,279
5,836,000	PLN, 4.65%, 10/25/2012(c)	1,828,892
7,971,000	PLN, 4.50%, 01/25/2013(c)	2,472,324
7,745,000	PLN, 5.25%, 04/25/2013	2,510,121
4,500,000	PLN, 4.48%, 07/25/2013(c)	1,366,799
7,805,000	PLN, 5.00%, 10/24/2013	2,526,760
24,940,000	PLN, 4.63%, 01/25/2014(c)	7,397,801
7,640,000	PLN, 5.75%, 04/25/2014	2,510,744
790,000	PLN, 5.50%, 04/25/2015	259,644
1,110,000	PLN, 6.25%, 10/24/2015	373,922
2,600,000	Poland Government International Bond 6.38%, 07/15/2019	3,022,500
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013	2,069,289
2,465,000	AUD, 6.00%, 08/21/2013	2,617,360

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 4,141,600	Russian Foreign Bond - Eurobond(d) 3.97%, 03/31/2030	$4,954,389
6,360,000	Singapore Government Bond SGD, 0.25%, 02/01/2014	5,062,622
330,000	South Africa Government International Bond 5.50%, 03/09/2020	367,950
	Sweden Government Bond
31,850,000	SEK, 5.50%, 10/08/2012	4,913,001
34,460,000	SEK, 1.50%, 08/30/2013	5,232,703
	Ukraine Government International Bond(b)
100,000	7.65%, 06/11/2013	96,375
100,000	EUR, 4.95%, 10/13/2015	114,365
200,000	6.25%, 06/17/2016	174,000
100,000	7.75%, 09/23/2020	85,500
1,880,000	7.95%, 02/23/2021	1,616,800
4,695,000	United Kingdom Gilt GBP, 5.25%, 06/07/2012	7,574,930
510,000	Venezuela Government International Bond 10.75%, 09/19/2013	531,675
1,505,000	Vietnam Government International Bond(b) 6.75%, 01/29/2020	1,644,212
	Western Australia Treasury Corp
4,280,000	AUD, 5.50%, 07/17/2012	4,449,446
1,645,000	AUD, 8.00%, 06/15/2013	1,783,925

		183,847,741

Municipal Bonds and Notes — 0.60%
40,000	City of Detroit, Michigan 4.50%, 11/01/2023	42,392
140,000	County of Bexar, Texas 5.25%, 08/15/2047	154,367
	State of California
130,000	6.65%, 03/01/2022	155,977
80,000	7.55%, 04/01/2039	103,798
790,000	7.63%, 03/01/2040	1,028,944

		1,485,478

TOTAL BONDS AND NOTES — 75.20% (Cost $169,848,291)		$185,333,219

SHORT TERM INVESTMENTS
6,613,000	Federal Home Loan Bank(e) 0.00%, 04/02/2012	6,613,000

Principal Amount		Value

	Bank Negara Malaysia Monetary Notes
$ 22,000	MYR, 2.92%, 04/17/2012	$6,968
30,000	MYR, 2.22%, 04/17/2012	9,782
40,000	MYR, 2.89%, 07/26/2012	12,936
120,000	MYR, 2.81%, 06/12/2012	38,949
2,520,000	MYR, 2.91%, 09/27/2012	810,898
220,000	MYR, 2.85%, 06/28/2012	71,312
2,750,000	MYR, 2.92%, 10/18/2012	883,385
1,030,000	MYR, 2.87%, 08/02/2012	332,943
2,052,000	MYR, 2.92%, 01/10/2013	654,763
2,310,000	MYR, 2.89%, 08/14/2012	745,958
2,965,000	MYR, 2.81%, 05/29/2012	963,402
4,150,000	MYR, 2.92%, 01/17/2013	1,323,448
360,000	MYR, 6.27%, 08/09/2012	114,906
170,000	MYR, 2.92%, 10/25/2012	54,578
110,000	MYR, 2.91%, 11/01/2012	35,298
7,571,000	MYR, 2.93%, 12/20/2012	2,419,735
7,280,000	MYR, 2.92%, 02/19/2013	2,315,582
3,300,000	MYR, 2.90%, 09/20/2012	1,062,501
9,910,000	MYR, 2.92%, 02/26/2013	3,150,329
1,535,000	MYR, 0.51%, 04/05/2012	501,019
1,090,000	MYR, 2.30%, 04/19/2012	355,354
200,000	MYR, 2.46%, 04/24/2012	65,175
525,000	MYR, 1.89%, 04/12/2012	171,257
895,000	MYR, 2.82%, 06/14/2012	290,447
405,000	MYR, 2.50%, 04/26/2012	131,957
455,000	MYR, 2.75%, 05/17/2012	147,988
44,900,000	Hungary Treasury Bills HUF, 7.39%, 08/22/2012	197,552
	Israel Treasury Bill - Makam
7,680,000	ILS, 2.92%, 04/04/2012	2,069,699
4,260,000	ILS, 2.55%, 05/02/2012	1,145,854
	Malaysia Treasury Bill
50,000	MYR, 2.77%, 06/01/2012	16,244
140,000	MYR, 2.89%, 07/27/2012	45,273
50,000	MYR, 1.98%, 04/13/2012	16,309
	Philippine Treasury Bill
8,350,000	PHP, 2.25%, 09/05/2012	192,591
310,000	PHP, 2.36%, 07/11/2012	7,172
8,420,000	PHP, 2.69%, 03/06/2013	191,270

TOTAL SHORT TERM INVESTMENTS — 11.02% (Cost $27,521,128)		$27,165,834

TOTAL INVESTMENTS — 86.22% (Cost $197,369,419)		$212,499,053

OTHER ASSETS & LIABILITIES, NET — 13.78%		$33,954,542

TOTAL NET ASSETS — 100.00%		$246,453,595

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(b)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $4,829,328 and $4,672,980, respectively, representing 1.90% of net assets.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(e)	The security’s yield to maturity was less than 0.01%

At March 30, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	BB	304,000	JPY	24,675,680	August 2012	$ 4,843
AUD	CIT	304,000	JPY	24,688,904	August 2012	4,856
AUD	DB	304,000	JPY	24,712,160	August 2012	4,877
CLP	BB	309,000,000	USD	620,652	March 2013	(10,878)
CLP	BB	118,300,000	USD	238,652	February 2013	(4,823)
CLP	CIT	205,770,000	USD	413,110	February 2013	(6,883)
CLP	CIT	137,620,000	USD	281,720	May 2012	(2,095)
CLP	DB	808,940,000	USD	1,615,632	February 2013	(18,028)
CLP	DB	1,002,960,000	USD	1,994,514	March 2013	(17,487)
CLP	DB	196,499,000	USD	400,937	May 2012	(1,589)
CLP	DB	119,850,000	USD	235,879	April 2013	(65)
CLP	DB	940,970,000	USD	1,850,951	January 2013	12,179
CLP	JPM	356,400,000	USD	715,431	February 2013	(11,675)
CLP	JPM	109,000,000	USD	218,437	March 2013	(3,775)
CLP	JPM	60,820,000	USD	119,901	January 2013	485
CLP	MS	916,570,000	USD	1,838,528	February 2013	(27,343)
CLP	MS	47,000,000	USD	91,887	March 2013	768
CLP	MS	594,930,000	USD	1,209,435	May 2012	1,042
CLP	MS	233,400,000	USD	443,305	January 2013	19,431
GBP	BB	557,250	USD	884,969	June 2012	5,745
GBP	CS	334,170	USD	530,963	July 2012	3,167
GBP	DB	277,818	USD	439,953	June 2012	4,120
GBP	MS	277,781	USD	442,505	June 2012	1,506
HUF	DB	126,900,000	USD	578,728	September 2012	(17,400)
INR	DB	58,455,000	USD	1,233,728	June 2012	(100,313)
INR	DB	52,965,000	USD	1,130,207	April 2012	(92,676)
INR	DB	13,601,000	USD	291,905	July 2012	(29,503)
INR	DB	51,864,000	USD	1,006,900	October 2012	(22,647)
INR	HSB	37,823,000	USD	801,793	June 2012	(68,265)
INR	HSB	64,100,000	USD	1,246,523	February 2013	(45,173)
INR	HSB	42,468,000	USD	824,622	October 2012	(18,667)
INR	JPM	58,459,000	USD	1,243,257	April 2012	(98,765)
INR	JPM	22,077,000	USD	475,577	July 2012	(49,856)
INR	JPM	8,994,000	USD	189,947	June 2012	(15,862)
INR	JPM	10,300,000	USD	198,731	February 2013	(5,669)
KRW	JPM	9,272,549,000	USD	8,148,826	February 2013	(81,652)
MXP	HSB	25,646,790	USD	1,912,270	March 2013	31,065
MYR	DB	120,000	USD	39,433	July 2012	(475)
MYR	DB	2,083,735	USD	655,759	October 2012	18,290
MYR	HSB	1,300,000	USD	432,670	August 2012	(10,936)
MYR	HSB	692,000	USD	224,632	February 2013	(1,818)
MYR	HSB	2,850,000	USD	889,402	November 2012	31,229
MYR	JPM	2,220,463	USD	725,908	April 2012	(1,638)
MYR	JPM	70,000	USD	23,219	July 2012	(497)
MYR	JPM	4,135,000	USD	1,334,344	June 2012	9,568
MYR	JPM	1,886,213	USD	584,220	December 2012	24,512

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

NOK	BB	5,165,000	EUR	649,090	August 2012	$ 20,194
NOK	BB	30,878,000	EUR	3,942,515	October 2012	27,858
NOK	UBS	4,837,700	EUR	613,843	November 2012	7,298
NOK	UBS	10,330,000	EUR	1,297,167	August 2012	47,390
PHP	DB	35,700,000	USD	829,577	February 2013	(6,789)
PHP	DB	19,856,000	USD	459,011	January 2013	(1,314)
PHP	DB	6,900,000	USD	159,574	November 2012	(182)
PHP	DB	13,202,000	USD	296,708	September 2012	8,706
PHP	DB	84,435,000	USD	1,937,949	October 2012	14,439
PHP	HSB	42,300,000	USD	983,190	February 2013	(8,316)
PHP	HSB	12,322,000	USD	284,218	January 2013	(174)
PHP	HSB	10,000,000	USD	228,760	September 2012	2,548
PHP	HSB	77,670,000	USD	1,773,513	October 2012	22,497
PHP	JPM	13,900,000	USD	323,557	February 2013	(3,227)
PHP	JPM	13,398,000	USD	306,254	January 2013	2,646
PHP	JPM	48,801,000	USD	1,123,412	October 2012	4,819
PHP	MS	2,260,000	USD	52,315	October 2012	(85)
PLN	DB	12,790,000	EUR	3,027,577	August 2012	(32,850)
PLN	MS	1,341,000	EUR	334,831	May 2012	(27,311)
SEK	BB	617,000	EUR	67,467	June 2012	1,912
SEK	DB	900,000	EUR	98,753	June 2012	2,402
SEK	DB	14,090,000	EUR	1,509,697	October 2012	81,036
SEK	DB	50,522,868	EUR	5,496,455	December 2012	107,400
SEK	MS	2,474,100	EUR	270,918	June 2012	7,644
SEK	MS	16,368,194	EUR	1,754,171	July 2012	95,242
SEK	UBS	13,000,000	EUR	1,410,055	August 2012	50,123
SEK	UBS	9,747,000	EUR	1,048,177	June 2012	52,494
SEK	UBS	13,522,280	EUR	1,455,057	July 2012	72,764
SGD	BB	163,781	USD	132,007	February 2013	(1,432)
SGD	BB	465,000	USD	369,341	August 2012	800
SGD	CS	1,607,270	USD	1,341,740	August 2012	(62,467)
SGD	DB	3,377,550	USD	2,751,045	August 2012	(62,524)
SGD	DB	2,745,500	USD	2,202,188	February 2013	(13,335)
SGD	DB	1,583,700	USD	1,256,907	March 2013	6,095
SGD	HSB	1,593,300	USD	1,283,502	February 2013	(13,255)
SGD	HSB	698,000	USD	552,324	August 2012	3,285
SGD	HSB	1,528,000	USD	1,212,996	March 2013	5,584
SGD	JPM	2,636,600	USD	2,201,754	July 2012	(103,312)
SGD	JPM	1,092,000	USD	862,219	September 2012	7,252
SGD	MS	2,113,440	USD	1,761,391	August 2012	(79,313)
USD	BB	2,148,413	EUR	1,619,000	February 2013	(15,236)
USD	BB	625,728	EUR	472,920	March 2013	(6,402)
USD	BB	215,448	JPY	17,921,410	March 2013	(2,224)
USD	BB	490,199	EUR	364,000	December 2012	3,950
USD	BB	231,182	EUR	165,000	July 2012	10,988
USD	BB	678,904	EUR	489,881	October 2012	24,716
USD	BB	892,003	EUR	647,679	September 2012	27,323
USD	BB	4,873,730	EUR	3,570,367	November 2012	105,126
USD	BB	1,977,132	JPY	151,970,000	January 2013	133,374
USD	BB	2,086,345	EUR	1,455,583	August 2012	143,459
USD	BB	2,824,775	JPY	215,294,000	August 2012	219,299
USD	BB	3,496,318	JPY	267,285,000	November 2012	257,311
USD	CIT	2,725,116	EUR	2,104,547	January 2013	(87,128)
USD	CIT	2,353,527	EUR	1,789,412	March 2013	(38,285)
USD	CIT	890,694	EUR	681,000	February 2013	(19,383)
USD	CIT	324,248	JPY	26,945,000	March 2013	(2,990)
USD	CIT	149,841	JPY	12,300,000	April 2012	1,201
USD	CIT	235,303	EUR	169,019	October 2012	9,593

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	CIT	196,719	EUR	140,049	August 2012	$ 9,797
USD	CIT	186,525	JPY	14,230,000	January 2013	13,919
USD	CIT	352,386	JPY	27,274,000	June 2012	22,618
USD	CIT	490,014	JPY	37,956,958	November 2012	30,128
USD	CIT	1,353,838	JPY	108,812,000	May 2012	38,637
USD	CIT	953,555	JPY	72,432,000	August 2012	77,036
USD	CS	405,600	EUR	300,000	September 2012	5,054
USD	CS	353,305	EUR	246,000	August 2012	24,945
USD	CS	944,947	JPY	71,901,000	August 2012	74,854
USD	DB	5,714,769	EUR	4,383,018	January 2013	(142,136)
USD	DB	2,919,269	EUR	2,217,133	March 2013	(44,287)
USD	DB	3,571,683	EUR	2,702,000	February 2013	(39,322)
USD	DB	2,518,208	EUR	1,912,771	December 2012	(37,042)
USD	DB	49,747	EUR	37,310	April 2013	(142)
USD	DB	145,123	JPY	11,207,270	February 2013	9,093
USD	DB	904,930	JPY	72,750,000	May 2012	25,599
USD	DB	1,027,260	EUR	744,669	November 2012	32,745
USD	DB	827,817	EUR	591,000	July 2012	39,124
USD	DB	2,126,468	EUR	1,560,000	September 2012	43,691
USD	DB	915,928	JPY	69,943,000	November 2012	68,377
USD	DB	1,420,879	EUR	1,005,000	May 2012	80,289
USD	DB	4,392,064	EUR	3,212,989	October 2012	101,747
USD	DB	2,046,614	JPY	156,893,441	January 2013	143,266
USD	DB	2,055,463	EUR	1,428,400	June 2012	149,721
USD	DB	2,895,462	EUR	2,055,000	April 2012	154,577
USD	DB	2,099,195	JPY	159,757,000	August 2012	165,932
USD	DB	3,003,192	EUR	2,119,845	August 2012	173,796
USD	HSB	1,060,136	EUR	810,000	February 2013	(22,334)
USD	HSB	222,531	EUR	169,000	March 2013	(3,362)
USD	HSB	174,639	EUR	130,000	September 2012	1,069
USD	HSB	331,371	EUR	246,482	December 2012	2,120
USD	HSB	582,810	JPY	46,600,000	March 2013	17,053
USD	HSB	239,107	JPY	18,251,000	November 2012	17,934
USD	HSB	1,944,574	EUR	1,416,000	October 2012	53,746
USD	HSB	1,206,759	JPY	93,958,000	February 2013	66,269
USD	HSB	2,070,188	EUR	1,461,000	April 2012	121,564
USD	HSB	1,881,676	JPY	144,999,132	January 2013	122,436
USD	HSB	3,179,934	JPY	242,351,000	August 2012	247,181
USD	JPM	724,570	EUR	549,000	February 2013	(9,160)
USD	JPM	184,901	JPY	14,034,000	September 2012	14,991
USD	JPM	583,229	JPY	46,600,000	March 2013	17,472
USD	JPM	457,117	JPY	34,926,000	November 2012	33,870
USD	JPM	981,405	JPY	77,230,000	February 2013	43,891
USD	JPM	663,470	EUR	461,435	August 2012	47,509
USD	JPM	2,478,430	JPY	189,015,000	August 2012	191,042
USD	MS	630,223	EUR	479,000	March 2013	(10,029)
USD	MS	458,967	JPY	38,040,000	March 2013	(3,015)
USD	MS	135,858	EUR	100,000	September 2012	2,342
USD	MS	176,487	EUR	123,000	August 2012	12,306
USD	MS	374,340	JPY	28,500,000	August 2012	29,458
USD	MS	1,209,372	JPY	92,549,000	February 2013	86,106
USD	UBS	9,701,665	EUR	7,382,000	February 2013	(163,327)
USD	UBS	149,753	JPY	12,300,000	April 2012	1,114
USD	UBS	328,991	EUR	240,017	September 2012	8,556
USD	UBS	648,804	JPY	52,000,000	March 2013	17,453
USD	UBS	1,352,880	JPY	108,758,000	May 2012	38,321
USD	UBS	856,824	JPY	65,703,500	November 2012	60,645
USD	UBS	1,553,250	JPY	119,640,000	January 2013	101,702

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

	xxxxxxxx.xx	xxxxxxxx.xx	xxxxxxxx.xx	xxxxxxxx.xx	xxxxxxxx.xx	xxxxxxxx.xx
Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	UBS	1,508,669	EUR	1,048,692	August 2012	$108,810
USD	UBS	2,140,758	EUR	1,507,000	April 2012	130,782
USD	UBS	1,732,914	JPY	131,995,000	August 2012	135,605

Net Appreciation						$3,154,600

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ILS	Israeli New Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	USB AG

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Summary of Investments by Country as of March 30, 2012.

Country	Value	Percentage of Portfolio Investments

Argentina	$1,121,052	0.53%
Australia	22,711,774	10.69
Brazil	11,871,313	5.59
Hungary	6,976,678	3.28
Indonesia	9,270,361	4.36
Ireland	11,867,367	5.59
Israel	6,901,669	3.25
Lithuania	1,728,800	0.81
Malaysia	25,101,216	11.81
Mexico	9,836,226	4.63
Peru	4,006,426	1.89
Philippines	1,051,101	0.49
Poland	25,503,321	12.00
Russia	4,954,389	2.33
Singapore	5,062,622	2.38
South Africa	367,950	0.17
South Korea	29,294,552	13.79
Sweden	10,145,704	4.77
Ukraine	2,087,040	0.98
United Kingdom	7,574,930	3.57
United States	12,728,047	5.99
Venezuela	692,303	0.33
Vietnam	1,644,212	0.77

Total	$212,499,053	100.00%

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Templeton Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments: Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $197,369,419. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $19,063,117 and gross depreciation of securities in which there was an excess of tax cost over value of $3,933,483 resulting in net appreciation of $15,129,634.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio also uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The notional value of open forward foreign currency contracts held at March 30, 2012 is representative of forward foreign currency contracts activity during the year ended March 30, 2012.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.41%
22,360	A Schulman Inc	$604,167
83,765	AK Steel Holding Corp (a)	633,263
18,689	AMCOL International Corp	551,139
17,905	American Vanguard Corp	388,359
21,976	Balchem Corp	664,774
30,193	Buckeye Technologies Inc	1,025,656
40,953	Century Aluminum Co (b)	363,663
17,291	Clearwater Paper Corp (b)	574,234
8,083	Deltic Timber Corp	511,573
6,738	Hawkins Inc	250,654
37,559	HB Fuller Co	1,233,062
12,211	Kaiser Aluminum Corp (a)	577,092
30,074	KapStone Paper & Packaging Corp (b)	592,458
24,371	Kraton Performance Polymers Inc (b)	647,537
15,493	Materion Corp (b)	445,114
11,568	Neenah Paper Inc	344,032
24,924	OM Group Inc (b)	685,659
67,794	PolyOne Corp	976,234
9,642	Quaker Chemical Corp	380,377
12,428	Schweitzer-Mauduit International Inc	858,278
6,189	Stepan Co	543,394
37,733	Wausau Paper Corp	353,935
16,464	Zep Inc	237,082

		13,441,736

Communications — 4.47%
21,203	Anixter International Inc (b)	1,537,854
87,753	Arris Group Inc (b)	991,609
7,132	Atlantic Tele-Network Inc	259,319
13,045	Black Box Corp	332,778
10,157	Blue Nile Inc (a)(b)	334,978
22,982	Cbeyond Inc (b)	183,856
146,336	Cincinnati Bell Inc (b)	588,271
24,667	comScore Inc (b)	527,627
15,524	Comtech Telecommunications Corp	505,772
31,866	DealerTrack Holdings Inc (b)	964,265
21,810	Digital Generation Inc (b)	222,680
27,943	Digital River Inc (b)	522,814
22,786	Dolan Co (b)	207,580
34,803	eResearchTechnology Inc (b)	272,159
23,631	EW Scripps Co Class A (b)	233,238
26,343	General Communication Inc Class A (b)	229,711
88,366	Harmonic Inc (b)	483,362
32,566	Harte-Hanks Inc	294,722
29,160	InfoSpace Inc (b)	373,540
17,868	Liquidity Services Inc (b)	800,486
16,329	LogMeIn Inc (b)	575,271
11,277	Lumos Networks Corp	121,341
28,819	Netgear Inc (b)	1,100,886
24,252	Neutral Tandem Inc (b)	295,632
21,642	Novatel Wireless Inc (b)	72,501
11,543	NTELOS Holdings Corp	238,940
21,876	Nutrisystem Inc	245,667

Shares		Value

Communications — (continued)
14,540	Oplink Communications Inc (b)	$248,634
12,574	PC-Tel Inc	83,617
23,606	Perficient Inc (b)	283,508
22,039	Sourcefire Inc (b)	1,060,737
9,908	Stamps.com Inc (b)	276,235
31,457	Symmetricom Inc (b)	181,507
68,307	United Online Inc	334,021
16,853	USA Mobility Inc	234,762
32,342	Viasat Inc (b)	1,559,208
28,991	Websense Inc (b)	611,420
20,833	XO Group Inc (b)	195,622

		17,586,130

Consumer, Cyclical — 15.97%
11,631	Allegiant Travel Co (b)	633,890
9,088	Arctic Cat Inc (b)	389,239
15,353	Big 5 Sporting Goods Corp	120,368
1,095	Biglari Holdings Inc (b)	441,121
18,523	BJ’s Restaurants Inc (b)	932,633
40,825	Boyd Gaming Corp (b)	320,068
52,818	Brightpoint Inc (b)	425,185
31,147	Brown Shoe Co Inc (a)	287,487
68,215	Brunswick Corp (c)	1,756,536
20,746	Buckle Inc (a)	993,733
14,072	Buffalo Wild Wings Inc (b)	1,276,190
33,086	Cabela’s Inc Class A (b)	1,262,231
49,879	Callaway Golf Co	337,182
29,143	Casey’s General Stores Inc	1,616,271
22,165	Cash America International Inc	1,062,368
22,727	Cato Corp Class A	628,174
13,874	CEC Entertainment Inc	525,963
18,847	Children’s Place Retail Stores Inc (b)	973,824
23,075	Christopher & Banks Corp	42,920
23,114	Coinstar Inc (a)(b)	1,468,895
59,977	Coldwater Creek Inc (b)	69,573
17,372	Cracker Barrel Old Country Store Inc	969,358
69,148	Crocs Inc (b)	1,446,576
11,806	DineEquity Inc (b)	585,578
12,815	DTS Inc/CA (b)	387,269
19,805	Ethan Allen Interiors Inc (a)	501,463
33,621	Ezcorp Inc Class A (b)	1,091,170
39,258	Finish Line Inc Class A	833,055
22,467	First Cash Financial Services Inc (b)	963,610
29,480	Fred’s Inc Class A	430,703
14,365	G&K Services Inc Class A	491,283
18,278	Genesco Inc (b)	1,309,619
17,222	Group 1 Automotive Inc	967,360
14,694	Haverty Furniture Cos Inc	163,103
20,033	Hibbett Sports Inc (b)	1,092,800
31,754	HOT Topic Inc	322,303
56,525	Iconix Brand Group Inc (b)	982,405
43,014	Interface Inc Class A	600,045
30,437	Interval Leisure Group Inc	529,604
33,831	Jack in the Box Inc (b)	810,929
20,012	Jakks Pacific Inc	349,209
21,350	JOS A Bank Clothiers Inc (b)	1,076,254

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
18,990	K-Swiss Inc Class A (b)	$77,859
12,476	Kirkland’s Inc (b)	201,862
40,054	La-Z-Boy Inc (b)	599,208
16,146	Lithia Motors Inc Class A	423,025
76,323	Liz Claiborne Inc (b)	1,019,675
20,780	Lumber Liquidators Holdings Inc (b)	521,786
14,303	M/I Homes Inc (b)	176,785
18,258	Maidenform Brands Inc (b)	410,988
15,636	Marcus Corp	196,232
17,278	MarineMax Inc (b)	142,198
20,194	Marriott Vacations Worldwide Corp (b)	575,731
39,198	Men’s Wearhouse Inc	1,519,706
20,848	Meritage Homes Corp (b)	564,147
27,572	Mobile Mini Inc (b)	582,321
7,789	Monarch Casino & Resort Inc (b)	80,227
20,995	Multimedia Games Holding Co Inc (b)	230,105
9,779	MWI Veterinary Supply Inc (b)	860,552
14,908	O’Charleys Inc (b)	146,695
64,656	OfficeMax Inc (b)	369,832
10,348	Oxford Industries Inc	525,885
13,838	Papa John’s International Inc (b)	521,139
40,669	PEP Boys-Manny Moe & Jack	606,781
9,742	Perry Ellis International Inc (b)	181,883
15,353	PetMed Express Inc	190,070
16,134	PF Chang’s China Bistro Inc	637,616
47,344	Pinnacle Entertainment Inc (b)	544,929
35,975	Pool Corp	1,346,184
93,515	Quiksilver Inc (b)	377,801
8,704	Red Robin Gourmet Burgers Inc (b)	323,702
46,965	Ruby Tuesday Inc (b)	428,790
12,055	Rue21 Inc (b)	353,694
25,962	Ruth’s Hospitality Group Inc (b)	197,052
33,758	Ryland Group Inc	650,854
20,626	Scansource Inc (b)	769,762
43,058	Select Comfort Corp (b)	1,394,649
40,801	Shuffle Master Inc (b)	718,098
27,742	Skechers U.S.A. Inc Class A (b)	352,878
39,315	SkyWest Inc	434,431
26,900	Sonic Automotive Inc Class A (a)	481,779
45,960	Sonic Corp (b)	352,973
26,698	Spartan Motors Inc	141,232
22,840	Stage Stores Inc	370,922
15,145	Standard Motor Products Inc	268,672
77,650	Standard Pacific Corp (b)	346,319
19,279	Stein Mart Inc (b)	127,241
29,668	Steven Madden Ltd (b)	1,268,307
17,513	Superior Industries International Inc	342,204
45,716	Texas Roadhouse Inc	760,714
22,909	Toro Co	1,629,059
19,758	True Religion Apparel Inc (b)	541,369
35,005	Tuesday Morning Corp (b)	134,419
11,788	Unifirst Corp	725,551
32,770	United Stationers Inc	1,016,853
11,167	Universal Electronics Inc (b)	223,117
22,106	Vitamin Shoppe Inc (b)	977,306
13,591	VOXX International Corp (b)	184,294
22,329	Winnebago Industries Inc (a)(b)	218,824

Shares		Value

Consumer, Cyclical — (continued)
36,994	Wolverine World Wide Inc	$1,375,437
17,380	Zale Corp (b)	53,704
16,840	Zumiez Inc (b)	608,092

		62,871,067

Consumer, Non-cyclical — 17.22%
16,799	Abaxis Inc (b)	489,355
36,335	ABM Industries Inc	882,941
51,535	Affymetrix Inc (b)	220,054
8,700	Air Methods Corp (b)	759,075
51,807	Akorn Inc (b)	606,142
52,357	Align Technology Inc (b)	1,442,435
64,307	Alliance One International Inc (b)	242,437
6,016	Almost Family Inc (b)	156,476
22,448	Amedisys Inc (b)	324,598
13,584	American Public Education Inc (b)	516,192
31,118	AMN Healthcare Services Inc (b)	188,575
23,834	Amsurg Corp (b)	666,875
14,070	Andersons Inc	685,068
20,991	Arbitron Inc	776,247
42,042	Arqule Inc (b)	294,714
36,675	B&G Foods Inc	825,554
19,288	Bio-Reference Labs Inc (a)(b)	453,461
4,076	Blyth Inc	305,007
6,390	Boston Beer Co Inc Class A (a)(b)	682,388
10,733	Cal-Maine Foods Inc	410,645
9,480	Calavo Growers Inc (a)	253,874
22,715	Cambrex Corp (b)	158,778
14,586	Cantel Medical Corp	365,963
11,041	Capella Education Co (b)	396,924
33,228	Cardtronics Inc (b)	872,235
39,741	Career Education Corp (b)	320,312
9,571	CDI Corp	171,608
38,548	Centene Corp (b)(c)	1,887,696
32,274	Central Garden & Pet Co Class A (b)	310,799
14,622	Chemed Corp	916,507
21,531	CONMED Corp	643,131
6,964	Consolidated Graphics Inc (b)	315,121
65,116	Corinthian Colleges Inc (a)(b)	269,580
5,050	Corvel Corp (b)	201,445
23,302	Cross Country Healthcare Inc (b)	116,743
20,562	CryoLife Inc (b)	108,362
47,757	Cubist Pharmaceuticals Inc (b)(c)	2,065,490
18,894	Cyberonics Inc (b)	720,428
16,459	Diamond Foods Inc (a)	375,594
19,100	Emergent Biosolutions Inc (b)	305,600
12,190	Ensign Group Inc	331,080
28,864	Enzo Biochem Inc (b)	77,644
11,052	Forrester Research Inc	358,085
22,769	Gentiva Health Services Inc (b)	199,001
47,468	Geo Group Inc (b)	902,367
17,552	Greatbatch Inc (b)	430,375
18,880	Haemonetics Corp (b)	1,315,558
33,756	Hain Celestial Group Inc (b)	1,478,850
25,358	Hanger Orthopedic Group Inc (b)	554,326
50,526	Healthcare Services Group Inc	1,074,688
26,170	Healthways Inc (b)	192,611
30,340	Heartland Payment Systems Inc	875,006

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
13,252	Heidrick & Struggles International Inc	$291,942
23,951	Helen of Troy Ltd (b)	814,574
7,579	Hi-Tech Pharmacal Co Inc (b)	272,313
9,115	ICU Medical Inc (b)	448,093
17,115	Insperity Inc	524,404
14,859	Integra LifeSciences Holdings Corp (b)	515,459
11,642	Inter Parfums Inc	182,663
24,731	Invacare Corp	409,793
12,569	IPC The Hospitalist Co Inc (b)	463,922
10,772	J&J Snack Foods Corp	565,099
20,975	Kelly Services Inc Class A	335,390
5,618	Kensey Nash Corp	164,383
40,498	Kindred Healthcare Inc (b)	349,903
7,322	Landauer Inc	388,212
11,706	LHC Group Inc (b)	216,912
17,549	Lincoln Educational Services Corp	138,813
111,753	Live Nation Entertainment Inc (b)	1,050,478
20,740	Magellan Health Services Inc (b)	1,012,319
25,776	MAXIMUS Inc	1,048,310
40,243	Medicines Co (b)	807,677
9,937	Medifast Inc (a)(b)	173,500
31,849	Meridian Bioscience Inc	617,234
32,044	Merit Medical Systems Inc (b)	397,987
11,954	Midas Inc (b)	137,232
21,500	Molina Healthcare Inc (b)	723,045
33,604	Momenta Pharmaceuticals Inc (b)	514,813
23,306	Monro Muffler Brake Inc	966,966
9,418	Nash Finch Co	267,660
22,075	Natus Medical Inc (b)	263,355
39,824	Navigant Consulting Inc (b)	553,952
17,778	Neogen Corp (b)	694,586
32,666	NuVasive Inc (b)	550,095
27,739	On Assignment Inc (b)	484,600
14,149	Palomar Medical Technologies Inc (b)	132,152
27,191	Par Pharmaceutical Cos Inc (b)	1,053,107
45,391	PAREXEL International Corp (b)	1,224,195
9,966	Peet’s Coffee & Tea Inc (b)	734,494
21,792	PharMerica Corp (b)	270,875
38,873	Prestige Brands Holdings Inc (b)	679,500
39,913	PSS World Medical Inc (b)	1,011,395
47,986	Questcor Pharmaceuticals Inc (a)(b)(c)	1,805,233
34,257	Resources Connection Inc	481,311
45,211	Salix Pharmaceuticals Ltd (b)(c)	2,373,577
14,490	Sanderson Farms Inc	768,405
54,737	Savient Pharmaceuticals Inc (a)(b)	119,327
6,605	Seneca Foods Corp Class A (b)	173,976
35,483	Snyders-Lance Inc	917,236
16,943	Spartan Stores Inc	307,007
7,142	Standard Register Co	8,928
11,548	SurModics Inc (b)	177,493
26,671	Symmetry Medical Inc (b)	188,564
18,738	TeleTech Holdings Inc (b)	301,682
27,495	TreeHouse Foods Inc (b)	1,635,953
29,973	TrueBlue Inc (b)	535,917
37,316	United Natural Foods Inc (b)(c)	1,741,165
17,045	Universal Technical Institute Inc	224,824

Shares		Value

Consumer, Non-cyclical — (continued)
14,939	Viad Corp	$290,265
53,981	Viropharma Inc (b)	1,623,209
11,927	WD-40 Co	540,889
25,875	West Pharmaceutical Services Inc	1,100,464
16,742	Zoll Medical Corp (b)	1,550,811

		67,811,658

Energy — 4.16%
20,489	Approach Resources Inc (b)	757,069
21,981	Basic Energy Services Inc (b)	381,370
46,193	Cloud Peak Energy Inc (b)	735,854
36,290	Comstock Resources Inc (b)	574,471
9,695	Contango Oil & Gas Co (b)	571,132
48,037	Exterran Holdings Inc (b)	633,608
15,215	GeoResources Inc (b)	498,139
11,194	Gulf Island Fabrication Inc	327,648
33,673	Gulfport Energy Corp (b)	980,558
26,037	Hornbeck Offshore Services Inc (b)	1,094,335
98,039	ION Geophysical Corp (b)	632,352
25,215	Lufkin Industries Inc (c)	2,033,590
20,380	Matrix Service Co (b)	285,524
4,834	OYO Geospace Corp (b)	509,165
35,346	Penn Virginia Corp	160,824
17,942	Petroleum Development Corp (b)	665,469
43,061	Petroquest Energy Inc (b)	264,395
47,110	Pioneer Drilling Co (b)	414,568
15,988	SEACOR Holdings Inc (a)(b)	1,531,331
37,021	Stone Energy Corp (b)	1,058,430
53,118	SunCoke Energy Inc (b)	754,807
32,622	Swift Energy Co (b)	947,017
57,717	Tetra Technologies Inc (b)	543,694

		16,355,350

Financial — 19.46%
32,798	Acadia Realty Trust REIT	739,267
14,084	AMERISAFE Inc (b)	348,438
36,589	Bank Mutual Corp	147,820
21,932	Bank of the Ozarks Inc	685,594
60,169	BBCN Bancorp Inc (b)	669,681
117,619	BioMed Realty Trust Inc REIT (c)	2,232,409
58,336	Boston Private Financial Holdings Inc	578,110
53,463	Brookline Bancorp Inc	500,948
14,831	Calamos Asset Management Inc Class A	194,434
41,024	Cedar Realty Trust Inc REIT	210,043
11,512	City Holding Co (a)	399,697
66,948	Colonial Properties Trust REIT	1,454,780
30,021	Columbia Banking System Inc	683,878
29,339	Community Bank System Inc	844,376
80,050	Cousins Properties Inc REIT	606,779
66,565	CVB Financial Corp	781,473
41,771	Delphi Financial Group Inc Class A (c)	1,870,088
126,568	DiamondRock Hospitality Co REIT	1,302,385
20,810	Dime Community Bancshares Inc	304,034
21,084	EastGroup Properties Inc REIT	1,058,839
14,922	eHealth Inc (a)(b)	243,378

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
24,966	Employers Holdings Inc	$442,148
16,353	Encore Capital Group Inc (b)	368,760
35,770	Entertainment Properties Trust REIT	1,659,013
72,193	Extra Space Storage Inc REIT (c)	2,078,436
30,160	Financial Engines Inc (b)	674,378
16,325	First BanCorp (b)	71,830
78,544	First Commonwealth Financial Corp	480,689
44,860	First Financial Bancorp	776,078
24,188	First Financial Bankshares Inc (a)	851,660
56,612	First Midwest Bancorp Inc	678,212
105,266	FNB Corp	1,271,613
26,466	Forestar Group Inc (b)	407,312
53,883	Franklin Street Properties Corp REIT	571,160
20,757	Getty Realty Corp REIT (a)	323,394
54,551	Glacier Bancorp Inc	814,992
24,153	Hanmi Financial Corp (b)	244,428
58,842	Healthcare Realty Trust Inc REIT	1,294,524
24,168	Higher One Holdings Inc (a)(b)	361,312
16,720	Home Bancshares Inc	444,919
30,442	Horace Mann Educators Corp	536,388
16,080	Independent Bank Corp	461,978
8,844	Infinity Property & Casualty Corp	462,807
59,835	Inland Real Estate Corp REIT	530,736
28,998	Interactive Brokers Group Inc Class A	492,966
29,616	Investment Technology Group Inc (b)	354,207
51,838	Kilroy Realty Corp REIT (c)	2,416,169
50,289	Kite Realty Group Trust REIT	265,023
64,972	LaSalle Hotel Properties REIT (c)	1,828,312
101,772	Lexington Realty Trust REIT	914,930
23,364	LTC Properties Inc REIT	747,648
38,288	Meadowbrook Insurance Group Inc	357,227
102,437	Medical Properties Trust Inc REIT	950,615
30,880	Mid-America Apartment Communities Inc REIT (c)	2,069,886
30,943	National Financial Partners Corp (b)	468,477
93,193	National Penn Bancshares Inc	824,758
8,427	Navigators Group Inc (b)	398,091
24,717	NBT Bancorp Inc	545,751
74,899	Northwest Bancshares Inc	951,217
71,794	Old National Bancorp	943,373
34,231	Oritani Financial Corp	502,511
25,049	PacWest Bancorp	608,691
17,006	Parkway Properties Inc REIT	178,223
42,383	Pennsylvania Real Estate Investment Trust REIT	647,188
26,217	Pinnacle Financial Partners Inc (b)	481,082
11,746	Piper Jaffray Cos (b)	312,679
12,969	Portfolio Recovery Associates Inc (b)	930,137
40,377	Post Properties Inc REIT (c)	1,892,066
17,070	Presidential Life Corp	195,110
45,283	PrivateBancorp Inc	686,943
23,354	ProAssurance Corp (c)	2,057,721

Shares		Value

Financial — (continued)
93,281	Prospect Capital Corp (a)	$1,024,225
40,177	Provident Financial Services Inc	583,772
14,074	PS Business Parks Inc REIT	922,410
12,617	RLI Corp	903,882
21,459	S&T Bancorp Inc (a)	465,446
11,358	Safety Insurance Group Inc	472,947
8,724	Saul Centers Inc REIT	352,101
41,757	Selective Insurance Group Inc	735,341
12,969	Simmons First National Corp Class A	334,989
21,918	Sovran Self Storage Inc REIT	1,092,174
23,617	Sterling Bancorp	226,487
14,794	Stewart Information Services Corp (a)	210,223
41,139	Stifel Financial Corp (b)	1,556,700
141,027	Susquehanna Bancshares Inc	1,393,347
22,448	SWS Group Inc	128,403
68,712	Tanger Factory Outlet Centers REIT (c)	2,042,808
28,370	Texas Capital Bancshares Inc (b)	982,169
6,462	Tompkins Financial Corp (a)	258,868
30,719	Tower Group Inc	689,027
68,907	Trustco Bank Corp	393,459
24,799	UMB Financial Corp	1,109,383
85,303	Umpqua Holdings Corp	1,156,709
34,205	United Bankshares Inc (a)	987,156
15,097	United Community Banks Inc (b)	147,196
16,128	United Fire Group Inc	288,530
9,499	Universal Health Realty Income Trust REIT	376,445
17,086	Urstadt Biddle Properties Inc REIT Class A	337,278
26,344	ViewPoint Financial Group (b)	405,171
5,730	Virtus Investment Partners Inc (b)	491,519
46,898	Wilshire Bancorp Inc (b)	226,517
27,218	Wintrust Financial Corp	974,132
11,067	World Acceptance Corp (a)(b)	677,854

		76,630,887

Industrial — 18.41%
14,469	AAON Inc	292,129
29,952	AAR Corp	546,624
51,880	Actuant Corp Class A	1,504,001
31,017	Advanced Energy Industries Inc (b)	406,943
29,714	Aegion Corp (b)	529,801
13,093	Aerovironment Inc (b)	351,023
21,037	Albany International Corp Class A	482,799
11,918	AM Castle & Co (b)	150,763
6,911	American Science & Engineering Inc	463,383
9,138	Analogic Corp	617,180
29,788	AO Smith Corp	1,338,971
21,334	Apogee Enterprises Inc	276,275
31,717	Applied Industrial Technologies Inc	1,304,520
19,500	Arkansas Best Corp	366,795
14,923	Astec Industries Inc (b)	544,391
9,404	AZZ Inc	485,623
11,176	Badger Meter Inc	379,872

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
35,635	Barnes Group Inc	$937,557
8,095	Bel Fuse Inc Class B	143,039
35,003	Belden Inc	1,326,964
43,824	Benchmark Electronics Inc (b)	722,658
39,601	Brady Corp Class A	1,281,092
38,041	Briggs & Stratton Corp	682,075
27,322	Bristow Group Inc	1,304,079
43,690	Calgon Carbon Corp (b)	682,001
6,619	Cascade Corp	331,744
18,414	Ceradyne Inc	599,560
30,805	Checkpoint Systems Inc (b)	347,480
12,908	CIRCOR International Inc	429,449
32,238	Cognex Corp	1,365,602
28,764	Comfort Systems USA Inc	313,815
26,598	CTS Corp	279,811
11,781	Cubic Corp	557,006
35,272	Curtiss-Wright Corp	1,305,417
23,455	Cymer Inc (b)	1,172,750
28,438	Daktronics Inc	252,814
89,637	Darling International Inc (b)	1,561,476
14,018	Drew Industries Inc (b)	382,832
25,134	Dycom Industries Inc (b)	587,130
33,965	Eagle Materials Inc	1,180,284
18,248	Electro Scientific Industries Inc	273,902
51,103	EMCOR Group Inc	1,416,575
14,895	Encore Wire Corp	442,828
36,054	EnerSys (b)	1,249,271
16,031	EnPro Industries Inc (b)	658,874
20,540	ESCO Technologies Inc	755,256
9,903	Exponent Inc (b)	480,494
12,805	FARO Technologies Inc (b)	746,916
47,164	Federal Signal Corp (b)	262,232
28,398	FEI Co (b)	1,394,626
21,672	Forward Air Corp	794,712
14,480	Franklin Electric Co Inc	710,534
46,952	GenCorp Inc (b)	333,359
22,500	Gibraltar Industries Inc (b)	340,875
35,335	Griffon Corp	378,084
9,319	Haynes International Inc	590,359
48,622	Headwaters Inc (b)	203,240
43,778	Heartland Express Inc	633,030
47,954	Hillenbrand Inc	1,100,544
28,400	HUB Group Inc Class A (b)	1,023,252
41,907	II-VI Inc (b)	991,101
40,100	Intermec Inc (b)	309,973
18,319	Intevac Inc (b)	155,711
20,155	iRobot Corp (a)(b)	549,425
21,203	John Bean Technologies Corp	343,489
20,198	Kaman Corp	685,722
24,677	Kaydon Corp	629,510
45,182	Knight Transportation Inc	797,914
15,676	Koppers Holdings Inc	604,467
2,844	Lawson Products Inc	42,973
9,776	Lindsay Corp	647,855
16,564	Littelfuse Inc	1,038,563
13,834	LSB Industries Inc (b)	538,419
12,485	Lydall Inc (b)	127,222
11,678	Measurement Specialties Inc (b)	393,549
27,916	Methode Electronics Inc	259,060
34,644	Moog Inc Class A (b)	1,485,881

Shares		Value

Industrial — (continued)
13,455	Movado Group Inc	$330,320
28,878	Mueller Industries Inc	1,312,505
25,613	Myers Industries Inc	377,792
3,760	National Presto Industries Inc	285,234
15,164	NCI Building Systems Inc (b)	174,538
28,086	Newport Corp (b)	497,684
36,058	Old Dominion Freight Line Inc (b)(c)	1,718,885
6,771	Olympic Steel Inc	162,504
44,673	Orbital Sciences Corp (b)	587,450
20,839	Orion Marine Group Inc (b)	150,666
15,095	OSI Systems Inc (b)	925,323
19,013	Overseas Shipholding Group Inc (a)	240,134
15,839	Park Electrochemical Corp	478,813
26,597	Plexus Corp (b)	930,629
6,756	Powell Industries Inc (b)	231,393
33,008	Pulse Electronics Corp	82,850
27,706	Quanex Building Products Corp	488,457
34,617	Robbins & Myers Inc (c)	1,801,815
21,266	Rofin-Sinar Technologies Inc (b)	560,784
12,113	Rogers Corp (b)	469,379
22,538	RTI International Metals Inc (b)	519,726
30,629	Simpson Manufacturing Co Inc	987,785
9,346	Standex International Corp	384,962
30,240	STR Holdings Inc (a)(b)	146,362
14,681	Sturm Ruger & Co Inc	720,837
28,294	Teledyne Technologies Inc (b)(c)	1,783,937
14,048	Tennant Co	618,112
47,283	Tetra Tech Inc (b)	1,246,380
21,480	Texas Industries Inc	752,015
17,502	Tredegar Corp	342,864
39,116	TTM Technologies Inc (b)	449,443
14,630	Universal Forest Products Inc	504,442
16,036	Vicor Corp	128,288
22,335	Watts Water Technologies Inc Class A	910,151

		72,479,984

Technology — 10.90%
10,762	Agilysys Inc (b)	96,750
23,657	ATMI Inc (b)	551,208
21,563	Avid Technology Inc (b)	237,193
34,058	Blackbaud Inc	1,131,747
27,710	Bottomline Technologies Inc (b)	774,217
49,215	Brooks Automation Inc	606,821
17,103	Cabot Microelectronics Corp	664,965
19,979	CACI International Inc Class A (b)	1,244,492
17,969	Ceva Inc (b)	408,076
53,219	CIBER Inc (b)	225,649
49,033	Cirrus Logic Inc (b)	1,166,985
19,219	Cohu Inc	218,520
33,308	CommVault Systems Inc (b)	1,653,409
8,435	Computer Programs & Systems Inc	476,746
25,395	CSG Systems International Inc (b)	384,480
18,792	Digi International Inc (b)	206,524
28,473	Diodes Inc (b)	660,004
17,202	DSP Group Inc (b)	114,565
23,324	Ebix Inc (a)	540,184

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Technology — (continued)
67,366	Entropic Communications Inc (a)(b)	$392,744
23,608	EPIQ Systems Inc	285,657
32,862	Exar Corp (b)	276,041
16,995	Gerber Scientific Inc (b)(d)	0
91,362	GT Advanced Technologies Inc (b)	755,564
20,564	Hittite Microwave Corp (b)	1,116,831
23,296	iGate Corp (b)	390,441
33,797	Insight Enterprises Inc (b)	741,168
11,168	Interactive Intelligence Group Inc (b)	340,736
35,889	j2 Global Inc (a)	1,029,297
32,247	JDA Software Group Inc (b)	886,148
48,750	Kopin Corp (b)	198,413
55,276	Kulicke & Soffa Industries Inc (b)	687,081
36,113	LivePerson Inc (b)	605,615
15,925	Manhattan Associates Inc (b)	756,915
16,565	Medidata Solutions Inc (b)	441,292
22,709	Mercury Computer Systems Inc (b)	300,894
38,096	Micrel Inc	390,865
66,547	Microsemi Corp (b)	1,426,768
6,205	MicroStrategy Inc Class A (b)	868,700
39,638	MKS Instruments Inc	1,170,510
22,702	Monolithic Power Systems Inc (b)	446,548
27,990	Monotype Imaging Holdings Inc (b)	417,051
11,939	MTS Systems Corp	633,842
12,720	Nanometrics Inc (b)	235,447
5,465	NCI Inc Class A (b)	34,921
26,609	Netscout Systems Inc (b)	541,227
25,426	Omnicell Inc (b)	386,729
11,136	Opnet Technologies Inc	322,944
19,345	Pericom Semiconductor Corp (b)	156,501
21,273	Power Integrations Inc	789,654
47,306	Progress Software Corp (b)	1,117,368
29,793	Quality Systems Inc	1,302,848
16,488	Radisys Corp (b)	122,011
12,579	Rubicon Technology Inc (b)	131,199
23,959	Rudolph Technologies Inc (b)	266,184
24,760	Sigma Designs Inc (b)	128,257
17,075	Standard Microsystems Corp (b)	441,730
16,133	Stratasys Inc (b)	589,177
21,421	Super Micro Computer Inc (b)	374,011
9,517	Supertex Inc (b)	171,972
29,644	SYKES Enterprises Inc (b)	468,375
24,736	Synaptics Inc (b)	903,111
20,574	Synchronoss Technologies Inc (b)	656,722
19,775	SYNNEX Corp (b)	754,218
66,512	Take-Two Interactive Software Inc (b)	1,023,287
31,782	Taleo Corp Class A (b)	1,459,747
39,731	Tessera Technologies Inc (b)	685,360
127,852	TriQuint Semiconductor Inc (b)	881,540
18,766	Tyler Technologies Inc (b)	720,802
19,870	Ultratech Inc (b)	575,833
29,768	Veeco Instruments Inc (a)(b)	851,365
14,806	Virtusa Corp (b)	255,700
18,357	Volterra Semiconductor Corp (b)	631,756

		42,901,652

Shares		Value

Utilities — 3.94%
24,863	Allete Inc	$1,031,566
14,278	American States Water Co	516,007
44,661	Avista Corp	1,142,428
9,937	Central Vermont Public Service Corp	349,782
11,298	CH Energy Group Inc	753,916
30,900	El Paso Electric Co	1,003,941
17,267	Laclede Group Inc	673,758
31,744	New Jersey Resources Corp	1,414,830
20,217	Northwest Natural Gas Co	917,852
27,459	NorthWestern Corp	973,696
55,228	Piedmont Natural Gas Co Inc (a)(c)	1,715,934
22,782	South Jersey Industries Inc	1,140,011
35,159	Southwest Gas Corp	1,502,696
38,651	UIL Holdings Corp	1,343,509
28,335	Unisource Energy Corp	1,036,211

		15,516,137

TOTAL COMMON STOCK — 97.94% (Cost $339,153,247)		$385,594,601

Principal Amount
RIGHTS
Communication — 0.00%
$ 1,060	Metrocall Inc(b)(d)
		0

TOTAL RIGHTS — 0.00% (Cost $0)		$0

SHORT TERM INVESTMENTS
7,000,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(e)	7,000,000
550,000	U.S. Treasury Bills(f) 0.09%, 06/21/2012	549,892

TOTAL SHORT TERM INVESTMENTS — 1.92% (Cost $7,549,892)		$7,549,892

SECURITIES LENDING COLLATERAL
5,499,244	Undivided interest of 9.78% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $5,499,244 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	5,499,244

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,499,245	Undivided interest of 9.65% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $5,499,245 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$5,499,245

5,499,244	Undivided interest of 10.32% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $5,499,244 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	5,499,244

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 805,512	Undivided interest of 3.13% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $805,512 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$805,512

TOTAL SECURITIES LENDING COLLATERAL — 4.39% (Cost $17,303,245)		$17,303,245

TOTAL INVESTMENTS — 104.25% (Cost $364,006,384)		$410,447,738

OTHER ASSETS & LIABILITIES, NET — (4.25)%		$(16,726,753)

TOTAL NET ASSETS — 100.00%		$393,720,985

(a)	A portion or all of the security is on loan at March 30, 2012.
(b)	Non-income producing security
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security has no market value at March 30, 2012.
(e)	The security’s yield to maturity was less than 0.01%
(f)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

	$08,028,687	$08,028,687	$08,028,687	$08,028,687	$08,028,687
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	97	USD	$8,028,687	June 2012	$112,143

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Rights	Close price, bids, evaluated bids.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	$0385,564,212	$0385,564,212	$0385,564,212	$0385,564,212
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$384,786,917	$—	$—	$384,786,917
Foreign Common Stock	807,684	—	—	807,684
Rights(a)	—	—	—	0
Securities Lending Collateral	—	17,303,245	—	17,303,245
Short Term Investments	—	7,549,892	—	7,549,892

Total	$385,594,601	$24,853,137	$0	$410,447,738

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	$30,389	$—	$—	$30,389

Total	$30,389	$0	$0	$30,389

Total Investments(b)	$385,564,212	$24,853,137	$0	$410,417,349

(a)	Security had no market value since the beginning of the period; therefore, level 3 roll forward detail has been excluded.

(b)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $367,804,524. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $86,949,530 and gross depreciation of securities in which there was an excess of tax cost over value of $44,306,316 resulting in net appreciation of $42,643,214.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is higher than the average outstanding during the period. As of March 30, 2012, the Portfolio held 97 futures contracts. The average number of futures contracts outstanding during the period was 78.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $16,856,808 and received collateral of $17,303,245 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 9.64%
2,493	Acerinox SA (a)	$32,089
5,892	Air Liquide SA (a)	785,750
5,000	Air Water Inc (a)	64,903
4,668	Akzo Nobel NV (a)	275,742
58,962	Alumina Ltd (a)	75,707
25,585	Anglo American PLC (a)	958,802
5,991	Antofagasta PLC (a)	110,615
18,773	ArcelorMittal (a)	359,381
1,324	Arkema SA (a)(b)	123,476
22,000	Asahi Kasei Corp (a)(c)	136,555
18,737	BASF SE (a)	1,638,362
16,918	Bayer AG (a)	1,189,831
62,041	BHP Billiton Ltd (a)	2,236,559
42,045	BHP Billiton PLC (a)	1,288,213
7,604	Boliden AB (a)	119,599
1,255	Brenntag AG (a)	153,660
12,000	Daicel Corp (a)	77,732
10,000	Daido Steel Co Ltd (a)	69,794
12,000	Denki Kagaku Kogyo KK (a)	48,418
5,297	Eurasian Natural Resources Corp PLC (a)	50,272
29,251	Fortescue Metals Group Ltd (a)	176,515
4,903	Fresnillo PLC (a)	125,641
144	Givaudan SA (a)	138,774
34,558	Glencore International PLC (a)(c)	215,789
4,100	Hitachi Chemical Co Ltd (a)	74,396
5,000	Hitachi Metals Ltd (a)	62,632
1,000	Holmen AB Class B (a)	27,476
9,547	Iluka Resources Ltd (a)	177,039
32,160	Incitec Pivot Ltd (a)	105,428
6,871	Israel Chemicals Ltd (a)	79,380
5,000	Japan Steel Works Ltd (a)	34,510
10,500	JFE Holdings Inc (a)	228,291
4,312	Johnson Matthey PLC (a)	162,574
2,400	JSR Corp (a)	48,697
3,557	K+S AG (a)	186,021
6,000	Kaneka Corp (a)	36,397
6,000	Kansai Paint Co Ltd (a)	60,828
6,425	Kazakhmys PLC (a)	93,487
31,000	Kobe Steel Ltd (a)	50,694
3,472	Koninklijke DSM NV (a)	200,997
4,200	Kuraray Co Ltd (a)	59,734
1,909	Lanxess AG (a)	157,671
3,603	Linde AG (a)	646,328
1,716	Lonmin PLC (a)	28,072
607	Lonza Group AG (a)	31,372
25,429	Lynas Corp Ltd (a)(b)	29,041
32,000	Mitsubishi Chemical Holdings Corp (a)	172,184
4,000	Mitsubishi Gas Chemical Co Inc (a)	26,914
20,000	Mitsubishi Materials Corp (a)	63,842
12,000	Mitsui Chemicals Inc (a)	36,598
15,205	Newcrest Mining Ltd (a)	467,656
2,100	Nippon Paper Group Inc (a)	43,843
92,000	Nippon Steel Corp (a)(c)	255,177
2,900	Nitto Denko Corp (a)	118,260
20,313	Norsk Hydro ASA (a)	110,808
13,000	OJI Paper Co Ltd (a)	63,067
7,669	Orica Ltd (a)	223,006

Shares		Value

Basic Materials — (continued)
7,897	OZ Minerals Ltd (a)	$80,097
1,384	Randgold Resources Ltd (a)	120,771
9,215	Rio Tinto Ltd (a)	625,102
26,800	Rio Tinto PLC (a)	1,485,222
630	Salzgitter AG (a)	34,574
8,600	Shin-Etsu Chemical Co Ltd (a)(d)	500,433
20,000	Showa Denko KK (a)	45,786
1,195	Solvay SA (a)	141,550
4,205	SSAB AB Class A (a)(c)	39,793
6,377	Stora Enso OYJ Class R (a)	47,415
30,000	Sumitomo Chemical Co Ltd (a)(c)	128,766
84,000	Sumitomo Metal Industries Ltd (a)	171,354
11,000	Sumitomo Metal Mining Co Ltd (a)	155,996
10,724	Svenska Cellulosa AB Class B (a)(c)	185,838
1,806	Syngenta AG (a)	622,315
11,000	Taiyo Nippon Sanso Corp (a)	78,037
6,575	ThyssenKrupp AG (a)	163,682
13,000	Tosoh Corp (a)	36,455
17,000	Ube Industries Ltd (a)	46,475
3,149	Umicore SA (a)	173,564
9,498	UPM-Kymmene OYJ (a)(c)	129,364
1,322	Vedanta Resources PLC (a)	25,994
1,467	Voestalpine AG (a)	49,474
146	Wacker Chemie AG (a)	12,871
43,630	Xstrata PLC (a)	747,107
2,300	Yamato Kogyo Co Ltd (a)	67,520
4,096	Yara International ASA (a)	195,251

		20,725,405

Communications — 7.21%
41,098	Alcatel-Lucent (a)(b)	93,688
1,548	Axel Springer AG (a)(b)	78,205
2,321	Belgacom SA (a)	74,650
21,349	Bezeq The Israeli Telecommunication Corp Ltd (a)	35,288
21,481	British Sky Broadcasting Group PLC (a)	232,214
157,260	BT Group PLC (a)	569,407
1,900	Dena Co Ltd (a)	52,627
2,100	Dentsu Inc (a)	67,281
57,825	Deutsche Telekom AG (a)	696,689
3,668	Elisa OYJ (a)(c)	87,962
3,047	Eutelsat Communications SA (a)	112,698
65,604	Fairfax Media Ltd (a)(c)	49,383
35,031	France Telecom SA (a)	519,543
2,400	Gree Inc (a)	60,470
1,200	Hakuhodo DY Holdings Inc (a)	75,798
2,606	Hellenic Telecommunications Organization SA (a)	11,153
2,826	HKT Trust / HKT Ltd	2,198
567	Iliad SA (a)(b)	78,172
5,089	Inmarsat PLC (a)	37,506
102,224	ITV PLC (a)	144,509
2,895	JCDecaux SA (a)(b)	88,471
82	Jupiter Telecommunications Co Ltd (b)	82,129
1,129	Kabel Deutschland Holding AG (a)(b)	69,696
59	KDDI Corp (a)(c)	383,886

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Communications — (continued)
26,649	Koninklijke KPN NV (a)	$293,235
1,541	Lagardere SCA (a)	47,578
10,672	Mediaset SpA (a)	29,416
1,473	Millicom International Cellular SA (a)	167,036
600	Mobistar SA (a)(b)	29,909
671	Modern Times Group AB Class B (a)	36,968
1,242	NICE Systems Ltd (a)(b)	48,909
7,900	Nippon Telegraph & Telephone Corp (a)	358,061
69,970	Nokia OYJ (a)(c)	382,791
287	NTT DoCoMo Inc (a)(c)(d)	477,310
3,552	Partner Communications Co Ltd (a)	27,321
130,000	PCCW Ltd (a)	46,592
14,602	Pearson PLC (a)	271,935
13,724	Portugal Telecom SGPS SA (a)	74,560
851	ProSiebenSat.1 Media AG (a)	21,869
2,903	Publicis Groupe SA (a)	160,042
138	Rakuten Inc (a)	144,652
14,139	Reed Elsevier NV (a)	180,538
20,141	Reed Elsevier PLC (a)	178,367
294	SBI Holdings Inc (a)	28,064
6,271	SES SA (a)	155,643
24,000	Singapore Press Holdings Ltd (a)	74,811
159,000	Singapore Telecommunications Ltd (a)	399,162
1,291	Societe Television Francaise 1 (a)	15,804
16,600	Softbank Corp (a)(d)	494,201
12,000	StarHub Ltd (a)(b)	29,583
555	Swisscom AG (a)	224,440
6,100	TDC A/S (a)	44,435
7,421	Tele2 AB Class B (a)	151,559
53,335	Telecom Corp of New Zealand Ltd (a)	106,055
198,512	Telecom Italia SpA (a)	236,290
116,016	Telecom Italia SpA (a)	113,920
56,061	Telefonaktiebolaget LM Ericsson Class B (a)	580,086
80,604	Telefonica SA (a)	1,322,436
5,086	Telekom Austria AG (a)	59,251
15,853	Telenor ASA (a)	294,298
44,373	TeliaSonera AB (a)	309,576
77,007	Telstra Corp Ltd (a)	262,288
1,400	Trend Micro Inc (a)	43,321
1,506	United Internet AG (a)	28,384
25,387	Vivendi SA (a)	466,200
1,006,410	Vodafone Group PLC (a)	2,775,200
8,216	Wolters Kluwer NV (a)	155,651
23,751	WPP PLC (a)	324,558
420	Yahoo Japan Corp (a)	136,401

		15,512,329

Consumer, Cyclical — 11.04%
4,030	Accor SA (a)	143,831
3,945	Adidas AG (a)	308,267
10,400	Aeon Co Ltd (a)(c)	137,000
4,900	Aisin Seiki Co Ltd (a)	174,269
14,000	All Nippon Airways Co Ltd (a)	42,305

Shares		Value

Consumer, Cyclical — (continued)
3,900	Asics Corp (a)	$44,540
6,505	Bayerische Motoren Werke AG (a)	585,170
12,000	Bridgestone Corp (a)	293,467
7,396	Burberry Group PLC (a)	177,194
3,370	Carnival PLC (a)	107,647
16,000	Cathay Pacific Airways Ltd (a)	29,651
1,331	Christian Dior SA (a)	204,460
10,196	Cie Financiere Richemont SA Class A (a)	639,089
3,472	Cie Generale des Etablissements Michelin (a)	258,649
5,200	Citizen Holdings Co Ltd (a)	33,161
7,000	City Developments Ltd (a)	63,211
31,571	Compass Group PLC (a)	330,721
1,968	Continental AG (a)(b)	185,787
14,504	Crown Ltd (a)	130,890
2,000	Daihatsu Motor Co Ltd (a)(c)	36,901
17,652	Daimler AG (a)(c)	1,064,425
6,000	Daiwa House Industry Co Ltd (a)(c)	79,762
8,500	Denso Corp (a)	287,206
2,831	Deutsche Lufthansa AG (a)	39,588
9,170	Echo Entertainment Group Ltd (a)	41,807
6,239	Electrolux AB Series B (a)(c)	131,858
1,900	FamilyMart Co Ltd (a)	80,524
1,200	Fast Retailing Co Ltd (a)	275,318
13,700	Fiat Industrial SpA (a)(b)	146,195
10,558	Fiat SpA (a)	62,077
7,000	Fuji Heavy Industries Ltd (a)	57,170
18,000	Galaxy Entertainment Group Ltd (a)(b)	49,502
154,000	Genting Singapore PLC (a)(b)	208,962
41,222	GKN PLC (a)(b)	135,922
20,913	Hennes & Mauritz AB Class B (a)	755,990
5,000	Hino Motors Ltd (a)	36,474
1,200	Hitachi High-Technologies Corp (a)	28,825
31,200	Honda Motor Co Ltd (a)(c)(d)	1,201,643
4,548	Inditex SA (a)	435,241
6,151	Intercontinental Hotels Group PLC (a)	142,811
12,403	International Consolidated Airlines Group SA (a)(b)	35,708
5,000	Isetan Mitsukoshi Holdings Ltd (a)(c)	59,055
26,000	Isuzu Motors Ltd (a)	153,410
26,000	ITOCHU Corp (a)	284,878
8,000	J Front Retailing Co Ltd (a)	44,926
2,000	Jardine Cycle & Carriage Ltd (a)	76,942
1,900	JTEKT Corp (a)	22,999
52,656	Kingfisher PLC (a)	258,262
2,000	Koito Manufacturing Co Ltd (a)	32,541
1,800	Lawson Inc (a)	113,394
128,000	Li & Fung Ltd (a)	292,936
11,500	Lifestyle International Holdings Ltd (a)(b)	29,297
25,985	Marks & Spencer Group PLC (a)	157,436
36,000	Marubeni Corp (a)	261,799
4,400	Marui Group Co Ltd (a)	36,888
67,000	Mazda Motor Corp (a)(b)	118,681
1,300	McDonald’s Holdings Co Japan Ltd (a)(b)	34,527
27,300	Mitsubishi Corp (a)(c)(d)	638,874

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
84,000	Mitsubishi Motors Corp (a)(b)	$95,993
33,100	Mitsui & Co Ltd (a)(c)(d)	546,292
4,900	Namco Bandai Holdings Inc (a)	71,083
3,695	Next PLC (a)	176,106
3,000	NGK Insulators Ltd (a)	43,218
5,000	NGK Spark Plug Co Ltd (a)	71,906
7,700	NHK Spring Co Ltd (a)	83,656
1,800	Nintendo Co Ltd (a)(c)	273,393
47,700	Nissan Motor Co Ltd (a)(c)(d)	512,872
950	Nitori Holdings Co Ltd (a)	85,913
3,000	NOK Corp (a)	66,071
1,361	Nokian Renkaat OYJ (a)	66,325
2,593	OPAP SA (a)	25,197
700	Oriental Land Co Ltd (a)	75,089
43,700	Panasonic Corp (a)	407,497
5,835	Peugeot SA (a)	94,024
6,982	Pirelli & C SpA (a)(b)	83,066
3,262	Porsche Automobil Holding SE (a)	192,516
1,605	PPR (a)	276,134
28,368	Qantas Airways Ltd (a)(b)	52,552
2,999	Renault SA (a)	158,185
42,800	Sands China Ltd (a)	167,119
1,500	Sankyo Co Ltd (a)	73,819
1,200	Sanrio Co Ltd (a)	46,866
6,868	Scania AB Class B (a)	142,852
2,800	Sega Sammy Holdings Inc (a)	58,891
7,000	Sekisui Chemical Co Ltd (a)	60,985
15,000	Sekisui House Ltd (a)	148,111
16,500	Seven & I Holdings Co Ltd (a)(d)	492,021
18,000	Shangri-La Asia Ltd (a)	39,490
18,000	Sharp Corp (a)	132,580
600	Shimamura Co Ltd (a)	67,382
1,000	Shimano Inc (a)	60,464
14,000	Singapore Airlines Ltd (a)	120,061
43,000	SJM Holdings Ltd (a)	87,636
26,654	SKYCITY Entertainment Group Ltd(a)(b)	85,961
21,100	Sojitz Corp (a)	37,915
21,900	Sony Corp (a)(d)	458,106
2,400	Stanley Electric Co Ltd (a)	38,438
19,700	Sumitomo Corp (a)(c)	286,372
18,400	Sumitomo Electric Industries Ltd (a)	254,781
4,300	Sumitomo Rubber Industries Ltd (a)	57,689
5,100	Suzuki Motor Corp (a)	122,884
655	Swatch Group AG (a)	301,110
934	Swatch Group AG (a)(b)	74,939
9,170	TABCORP Holdings Ltd (a)	25,844
8,000	Takashimaya Co Ltd (a)	66,797
22,163	Tatts Group Ltd (a)	56,784
12,000	Teijin Ltd (a)	40,579
4,100	Toho Co Ltd (a)	75,478
24,000	Toray Industries Inc (a)	179,014
4,700	Toyota Industries Corp (a)	143,171
53,000	Toyota Motor Corp (a)(c)(d)	2,306,142
3,000	Toyota Tsusho Corp (a)	61,558
24,339	TUI Travel PLC (a)	76,362
830	USS Co Ltd (a)	84,417
789	Volkswagen AG (a)	127,216
25,233	Volvo AB Class B (a)	367,577
20,617	Wesfarmers Ltd (a)	641,978

Shares		Value

Consumer, Cyclical — (continued)
4,927	Whitbread PLC (a)	$145,188
6,482	Wolseley PLC (a)	247,551
35,200	Wynn Macau Ltd (a)	102,880
2,110	Yamada Denki Co Ltd (a)	132,520
7,600	Yamaha Corp (a)	79,562
3,300	Yamaha Motor Co Ltd (a)	44,653
7,000	Yue Yuen Industrial Holdings Ltd (a)	24,618

		23,743,512

Consumer, Non-cyclical — 20.34%
7,323	Abertis Infraestructuras SA (a)	124,740
2,905	Actelion Ltd (a)	106,200
2,073	Adecco SA (a)	108,576
4,395	Aggreko PLC (a)	158,189
15,000	Ajinomoto Co Inc (a)	188,657
700	Alfresa Holdings Corp (a)	33,370
15,683	Anheuser-Busch InBev (a)	1,142,180
1,190	Aryzta AG (a)	58,787
7,700	Asahi Group Holdings Ltd (a)	171,114
7,566	Associated British Foods PLC (a)	147,614
8,500	Astellas Pharma Inc (a)(c)	350,107
25,667	AstraZeneca PLC (a)	1,140,639
7,321	Atlantia SpA (a)	121,561
10,225	Babcock International Group PLC (a)	130,341
36	Barry Callebaut AG (a)	36,067
2,298	Beiersdorf AG (a)	149,924
1,400	Benesse Holdings Inc (a)	69,778
31,471	Brambles Ltd (a)	231,545
39,736	British American Tobacco PLC (a)	2,001,353
9,376	Bunzl PLC (a)	150,632
772	Bureau Veritas SA (a)	67,974
11,305	Capita PLC (a)	132,498
2,256	Carlsberg A/S Class B (a)(c)	187,154
12,229	Carrefour SA (a)	293,103
733	Casino Guichard Perrachon SA (a)	72,263
1,000	Celesio AG (a)	18,099
3,200	Chugai Pharmaceutical Co Ltd (a)	59,285
3,967	Cie Generale d’Optique Essilor International SA (a)	353,686
1,993	Coca Cola Hellenic Bottling Co SA	38,143
12,392	Coca-Cola Amatil Ltd (a)	160,099
668	Cochlear Ltd (a)	42,794
296	Coloplast A/S Class B (a)	51,306
964	Colruyt SA (a)	38,725
10,706	CSL Ltd (a)	398,674
12,000	Dai Nippon Printing Co Ltd (a)	123,492
13,900	Daiichi Sankyo Co Ltd (a)	254,077
6,500	Dainippon Sumitomo Pharma Co Ltd (a)	69,188
11,711	Danone (a)	816,913
2,377	Delhaize Group SA (a)	125,031
48,516	Diageo PLC (a)	1,167,665
6,647	Distribuidora Internacional de Alimentacion SA (a)(b)	32,946
2,200	Edenred (a)	66,217
6,000	Eisai Co Ltd (a)	238,576
10,275	Elan Corp PLC (a)(b)	151,125

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
20,693	Experian PLC (a)	$322,615
62,000	First Pacific Co Ltd (a)(b)	68,752
1,941	Fresenius SE & Co KGaA (a)	199,041
3,657	Fresenius SE & Co KGaA (a)	258,880
35,399	G4S PLC (a)	154,175
5,065	Getinge AB Class B (a)(c)	144,205
100,922	GlaxoSmithKline PLC (a)	2,255,370
77,000	Golden Agri-Resources Ltd (a)	48,115
2,032	Grifols SA (a)(b)	43,368
1,754	Heineken Holding NV (a)	82,130
4,773	Heineken NV	265,294
2,074	Henkel AG & Co KGaA (a)	129,434
1,600	Hisamitsu Pharmaceutical Co Inc (a)	75,968
10,427	Husqvarna AB Class B (a)(c)	62,921
20,415	Imperial Tobacco Group PLC (a)	827,817
4,111	Intertek Group PLC (a)	165,103
28,130	J Sainsbury PLC (a)	139,944
94	Japan Tobacco Inc (a)(d)	532,083
3,210	Jeronimo Martins SGPS SA (a)(b)	65,384
10,400	Kao Corp (a)(c)	274,250
3,000	Kerry Group PLC Class A (a)	138,733
540	Kesko OYJ Class B (a)	17,519
3,000	Kikkoman Corp (a)	34,851
18,000	Kirin Holdings Co Ltd (a)	234,381
21,601	Koninklijke Ahold NV (a)	299,306
6,000	Kyowa Hakko Kirin Co Ltd (a)	66,990
4,394	L’Oreal SA (a)	542,318
24	Lindt & Spruengli AG (a)(b)	77,104
2	Lindt & Spruengli AG (a)	74,441
2,647	Luxottica Group SpA (a)	95,640
7,500	Medipal Holdings Corp (a)	97,583
1,000	MEIJI Holdings Co Ltd (a)	43,813
1,427	Merck KGaA (a)	157,913
12,082	Metcash Ltd	53,815
2,609	Metro AG (a)	100,884
1,500	Miraca Holdings Inc (a)	58,743
2,300	Mitsubishi Tanabe Pharma Corp (a)	32,387
64,925	Nestle SA (a)	4,084,859
4,000	Nippon Meat Packers Inc (a)	51,073
6,500	Nisshin Seifun Group Inc (a)	78,985
2,200	Nissin Foods Holdings Co Ltd (a)	82,344
46,041	Novartis AG (a)	2,548,723
8,609	Novo Nordisk A/S (a)	1,195,443
4,220	Novozymes A/S Class B (a)	123,207
32,772	Olam International Ltd (a)	61,587
1,500	Ono Pharmaceutical Co Ltd (a)	83,575
1,049	Orion OYJ Class B (a)	20,739
5,600	Otsuka Holdings Co Ltd (a)	166,010
4,149	Pernod-Ricard SA (a)	433,802
2,975	QIAGEN NV (a)(b)	46,324
1,789	Ramsay Health Care Ltd (a)	36,253
3,311	Randstad Holding NV (a)	125,092
13,019	Reckitt Benckiser Group PLC (a)	736,375
13,880	Roche Holding AG (a)	2,415,541
19,358	SABMiller PLC (a)	777,204
23,086	Sanofi (a)	1,791,287
900	Santen Pharmaceutical Co Ltd (a)	38,485
3,800	Secom Co Ltd (a)	187,250
5,524	Securitas AB Class B (a)(b)	53,259

Shares		Value

Consumer, Non-cyclical — (continued)
15,180	Serco Group PLC (a)	$131,726
85	SGS SA (a)	165,296
6,000	Shimadzu Corp (a)	54,608
3,500	Shionogi & Co Ltd (a)	48,596
12,056	Shire PLC (a)	385,555
7,600	Shiseido Co Ltd (a)(c)	131,617
21,913	Smith & Nephew PLC (a)	221,881
598	Societe BIC SA (a)(b)	60,026
2,268	Sodexo (a)	186,213
4,404	Sonic Healthcare Ltd (a)	57,120
1,057	Sonova Holding AG (a)	117,436
485	Straumann Holding AG (a)(b)	82,515
1,436	Suedzucker AG (a)(b)	45,720
2,000	Suzuken Co Ltd (a)	61,864
4,811	Swedish Match AB (a)	191,451
1,184	Synthes Inc (a)(e)	205,393
1,900	Sysmex Corp (a)	77,191
900	Taisho Pharmaceutical Holdings Co Ltd (a)(b)	72,938
15,900	Takeda Pharmaceutical Co Ltd (a)(c)(d)	700,610
12,733	Tate & Lyle PLC (a)(b)	143,499
3,800	Terumo Corp (a)	182,604
163,409	TESCO PLC (a)	862,339
20,066	Teva Pharmaceutical Industries Ltd (a)	905,227
12,000	Toppan Printing Co Ltd (a)	94,362
3,000	Toyo Suisan Kaisha Ltd (a)	78,009
26,937	Transurban Group (a)	156,112
2,600	Tsumura & Co (a)	75,156
1,675	UCB SA (a)	72,297
1,400	Unicharm Corp (a)	73,906
32,045	Unilever NV (a)	1,090,318
25,777	Unilever PLC (a)	850,027
283	William Demant Holding A/S (a)(b)	26,444
34,000	Wilmar International Ltd (a)	133,130
49,492	WM Morrison Supermarkets PLC (a)	235,848
25,586	Woolworths Ltd (a)	689,014
2,400	Yakult Honsha Co Ltd (a)	82,732
2,000	Yamazaki Baking Co Ltd (a)(b)	28,739

		43,736,613

Diversified — 1.12%
3,262	Exor SpA (a)(b)	82,360
4,301	GEA Group AG (a)	148,362
2,118	Groupe Bruxelles Lambert SA (a)	164,005
45,000	Hutchison Whampoa Ltd (a)	450,000
2,300	Industrivarden AB Class C (a)(b)	34,178
31,300	Keppel Corp Ltd (a)	273,555
4,646	LVMH Moet Hennessy Louis Vuitton SA (a)	799,508
72,000	Noble Group Ltd (a)	79,105
15,000	NWS Holdings Ltd (a)	23,037
11,000	Swire Pacific Ltd Class A (a)	123,294
475	Wendel SA (a)(b)	40,608

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Diversified — (continued)
33,300	Wharf Holdings Ltd (a)	$181,582

		2,399,594

Energy — 8.03%
8,553	AMEC PLC (a)	151,599
16,100	APA Group (a)(b)	85,260
67,984	BG Group PLC (a)	1,575,767
372,881	BP PLC (a)	2,776,630
5,431	Caltex Australia Ltd (a)	78,145
1,556	Cie Generale de Geophysique - Veritas (a)(b)	46,245
19,000	Cosmo Oil Co Ltd (a)	53,018
46,710	Enel Green Power SpA (a)	88,777
46,950	ENI SpA (a)	1,100,286
2,962	Essar Energy PLC (a)(b)	7,362
1,857	Fugro NV (a)	132,439
3,376	Galp Energia SGPS SA Class B (a)	55,556
500	Idemitsu Kosan Co Ltd (a)	50,031
39	Inpex Corp (a)	265,181
1,700	Japan Petroleum Exploration Co (a)	79,724
40,000	JX Holdings Inc (a)	249,568
3,175	Lundin Petroleum AB (a)(b)	68,099
3,060	Neste Oil OYJ (a)(c)	37,676
4,553	OMV AG (a)	161,935
4,925	Petrofac Ltd (a)	137,172
16,662	Repsol YPF SA (a)	418,857
70,808	Royal Dutch Shell PLC Class A (a)	2,476,006
52,463	Royal Dutch Shell PLC Class B (a)	1,847,176
5,412	Saipem SpA (a)	279,615
16,488	Santos Ltd (a)	243,466
3,284	SBM Offshore NV (a)	67,193
6,001	Seadrill Ltd ADR (a)	225,337
20,413	Statoil ASA (a)	554,052
5,403	Subsea 7 SA (a)(b)	143,102
2,115	Technip SA (a)	249,751
6,000	TonenGeneral Sekiyu KK (a)	55,492
42,092	Total SA (a)	2,150,053
7,574	Transocean Ltd (a)	413,705
18,955	Tullow Oil PLC (a)	462,984
13,485	Woodside Petroleum Ltd (a)	487,350

		17,274,609

Financial — 21.71%
11,431	3i Group PLC (a)	39,138
3,437	Admiral Group PLC	65,200
38,829	Aegon NV (a)(b)	215,832
3,100	Aeon Mall Co Ltd (a)	72,411
60,787	Ageas (a)	133,705
159,800	AIA Group Ltd (a)	586,645
9,283	Allianz SE (a)	1,107,946
54,123	AMP Ltd (a)	242,398
12,000	Aozora Bank Ltd (a)	34,889
41,000	Ascendas Real Estate Investment Trust REIT (a)	65,956
26,429	Assicurazioni Generali SpA (a)(c)	410,298
4,401	ASX Ltd (a)	151,342

Shares		Value

Financial — (continued)
52,653	Australia & New Zealand Banking Group Ltd (a)	$1,270,215
58,121	Aviva PLC (a)	308,399
32,492	AXA SA (a)	539,204
673	Baloise Holding AG (a)	54,194
50,626	Banca Monte dei Paschi di Siena SpA (a)(c)	21,348
94,928	Banco Bilbao Vizcaya Argentaria SA (a)	756,685
52,330	Banco de Sabadell SA (a)(c)	142,598
15,245	Banco Espirito Santo SA (a)(b)	27,891
56,790	Banco Popolare SC (a)	107,702
29,747	Banco Popular Espanol SA (a)(c)	106,815
170,668	Banco Santander SA (a)	1,312,453
12,955	Bank Hapoalim BM (a)	48,056
36,792	Bank Leumi Le-Israel BM (a)	117,010
36,200	Bank of East Asia Ltd (a)	136,144
8,000	Bank of Kyoto Ltd (a)	72,914
26,000	Bank of Yokohama Ltd (a)	130,747
24,769	Bankia SA (b)(c)	89,722
233,581	Barclays PLC (a)	880,047
6,007	Bendigo & Adelaide Bank Ltd (a)	48,297
19,244	BNP Paribas SA (a)	915,446
79,000	BOC Hong Kong Holdings Ltd (a)	218,002
18,084	British Land Co PLC REIT (a)	138,777
14,702	CaixaBank (a)(c)	57,270
13,385	Capital Shopping Centres Group PLC REIT (a)	70,935
65,000	CapitaLand Ltd (a)	161,491
37,000	CapitaMall Trust REIT (a)	53,102
26,789	CFS Retail Property Trust (a)	49,632
25,000	Cheung Kong Holdings Ltd (a)	323,300
11,000	Chiba Bank Ltd (a)	70,476
5,000	Chugoku Bank Ltd (a)	67,837
3,712	CNP Assurances (a)	57,937
78,510	Commerzbank AG (a)(b)(c)	198,762
31,053	Commonwealth Bank of Australia (a)	1,611,437
811	Corio NV REIT (a)	42,788
25,828	Credit Agricole SA (a)	160,820
3,100	Credit Saison Co Ltd (a)	63,206
22,119	Credit Suisse Group AG (a)	630,429
179	Dai-ichi Life Insurance Co Ltd (a)(c)	250,069
1,800	Daito Trust Construction Co Ltd (a)	162,545
31,000	Daiwa Securities Group Inc (a)	123,525
14,593	Danske Bank A/S (a)(b)	248,051
38,000	DBS Group Holdings Ltd (a)	429,379
2,333	Delta Lloyd NV (a)	41,029
18,542	Deutsche Bank AG (a)	923,194
3,319	Deutsche Boerse AG (a)	223,480
140,676	Dexus Property Group REIT (a)	127,127
19,753	DNB ASA (a)	254,148
3,828	Erste Group Bank AG (a)	88,457
600	Eurazeo (a)(b)	30,560
389	Fonciere Des Regions REIT (a)(b)	31,258
12,000	Fraser & Neave Ltd (a)	64,011
13,000	Fukuoka Financial Group Inc (a)	57,943
4,687	GAM Holding AG (a)	68,272
579	Gecina SA (a)(b)	60,491
6,479	Gjensidige Forsikring ASA (a)(b)	76,517

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
42,000	Global Logistic Properties Ltd (a)(b)	$73,614
151,755	Goodman Group REIT (a)	108,948
34,687	GPT Group REIT (a)	112,224
8,000	Gunma Bank Ltd (a)	42,974
11,000	Hachijuni Bank Ltd (a)	65,091
8,671	Hammerson PLC REIT (a)	57,653
22,000	Hang Lung Group Ltd (a)	142,734
60,000	Hang Lung Properties Ltd (a)	220,515
16,400	Hang Seng Bank Ltd (a)	218,204
2,140	Hannover Rueckversicherung AG (a)	127,158
25,000	Henderson Land Development Co Ltd (a)	138,136
16,000	Hiroshima Bank Ltd (a)(c)	73,296
27,000	Hokuhoku Financial Group Inc (a)	51,753
21,200	Hong Kong Exchanges & Clearingn Ltd (a)	356,804
11,500	Hopewell Holdings Ltd (a)(b)	31,583
349,376	HSBC Holdings PLC (a)	3,102,651
19,000	Hysan Development Co Ltd (a)	76,123
611	ICADE REIT (a)(b)	54,534
6,260	ICAP PLC (a)	39,332
12,155	IMMOFINANZ AG (a)	44,198
73,490	ING Groep NV (a)(b)	612,032
43,111	Insurance Australia Group Ltd (a)	152,223
188,278	Intesa Sanpaolo SpA (a)	337,470
49,831	Intesa Sanpaolo SpA (a)(b)	76,910
6,312	Investec PLC (a)	38,609
3,501	Investment AB Kinnevik Class B (a)	81,451
7,650	Investor AB Class B (a)	169,650
20	Israel Corp Ltd (a)	13,661
26,927	Israel Discount Bank Ltd Class A (a)(b)	35,891
8,000	Iyo Bank Ltd (a)	71,092
31	Japan Prime Realty Investment Corp REIT (a)(b)	89,438
7	Japan Real Estate Investment Corp REIT (a)	61,721
33	Japan Retail Fund Investment Corp REIT (a)	49,105
15,000	Joyo Bank Ltd (a)	68,933
4,693	Julius Baer Group Ltd (a)	189,495
1,744	KBC Groep NV (a)	43,864
32,000	Keppel Land Ltd (a)(b)	88,533
9,000	Kerry Properties Ltd (a)	40,692
2,200	Klepierre REIT (a)	76,320
13,172	Land Securities Group PLC REIT (a)	152,145
125,667	Legal & General Group PLC (a)	262,633
16,048	Lend Lease Group (a)	124,518
38,500	Link REIT REIT (a)	143,256
888,067	Lloyds Banking Group PLC (a)(b)	477,823
3,486	London Stock Exchange Group PLC (a)	57,638
7,737	Macquarie Group Ltd (a)	234,069
31,331	Man Group PLC (a)	67,612
19,957	Mapfre SA (a)	64,290
6,838	Mediobanca SpA (a)	40,160
98,016	Mirvac Group REIT (a)	119,183
22,000	Mitsubishi Estate Co Ltd (a)	395,606

Shares		Value

Financial — (continued)
246,700	Mitsubishi UFJ Financial Group Inc (a)(c)(d)	$1,238,032
1,570	Mitsubishi UFJ Lease & Finance Co Ltd (a)	69,416
16,000	Mitsui Fudosan Co Ltd (a)	308,975
458,300	Mizuho Financial Group Inc (a)(c)(d)	754,028
12,000	MS&AD Insurance Group Holdings (a)(c)	248,260
3,313	Muenchener Rueckversicherungs AG (a)	499,607
41,943	National Australia Bank Ltd (a)	1,070,727
24,089	National Bank of Greece SA (a)(b)	62,413
10,121	Natixis (a)	38,996
102,000	New World Development Co Ltd (a)	122,818
15	Nippon Building Fund Inc REIT (a)	142,795
22,000	Nishi-Nippon City Bank Ltd (a)	62,297
5,750	NKSJ Holdings Inc (a)	129,543
78,100	Nomura Holdings Inc (a)	348,103
1,900	Nomura Real Estate Holdings Inc (a)	33,782
5	Nomura Real Estate Office Fund Inc REIT (a)(b)	29,849
46,023	Nordea Bank AB (a)	418,514
116,993	Old Mutual PLC (a)	296,829
1,650	ORIX Corp (a)	158,525
55,000	Oversea-Chinese Banking Corp Ltd (a)	390,412
1,248	Pargesa Holding SA (a)(b)	89,712
354	Partners Group Holding AG (a)(b)	69,062
6,326	Pohjola Bank PLC Class A (a)(c)	70,095
50,625	Prudential PLC (a)	606,199
22,712	QBE Insurance Group Ltd (a)	333,298
442	Raiffeisen Bank International AG (a)	15,647
3,923	Ratos AB Class B (a)(b)(c)	54,478
32,086	Resolution Ltd (a)	134,000
46,400	Resona Holdings Inc (a)	214,629
433,152	Royal Bank of Scotland Group PLC (a)(b)	191,367
66,584	RSA Insurance Group PLC (a)(c)	111,325
8,275	Sampo OYJ Class A (a)	239,116
874	Schroders PLC (a)	22,079
2,883	SCOR SE (a)	77,923
9,602	Segro PLC REIT (a)	36,062
44,000	Shinsei Bank Ltd (a)	57,922
8,000	Shizuoka Bank Ltd (a)	82,600
11,000	Singapore Exchange Ltd (a)	60,843
74,800	Sino Land Co Ltd (a)	119,957
26,646	Skandinaviska Enskilda Banken AB Class A (a)(c)	189,352
13,679	Societe Generale SA Class A (a)	401,383
3,500	Sony Financial Holdings Inc (a)	62,454
45,900	Standard Chartered PLC (a)	1,145,823
39,947	Standard Life PLC (a)	146,750
41,871	Stockland (a)	127,670
26,100	Sumitomo Mitsui Financial Group Inc (a)(c)(d)	863,851
52,860	Sumitomo Mitsui Trust Holdings Inc (a)	170,238

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
8,000	Sumitomo Realty & Development Co Ltd (a)	$194,815
25,000	Sun Hung Kai Properties Ltd (a)	311,084
25,011	Suncorp Group Ltd (a)	218,146
4,000	Suruga Bank Ltd (a)	41,045
8,677	Svenska Handelsbanken AB Class A (a)(c)	276,633
15,216	Swedbank AB Class A (a)(c)	236,542
358	Swiss Life Holding AG (a)	42,602
6,863	Swiss Re AG (a)(b)	438,269
13,800	T&D Holdings Inc (a)	161,126
14,200	Tokio Marine Holdings Inc (a)	393,073
17,000	Tokyu Land Corp (a)	83,876
1,352	Tryg A/S (a)(b)	76,367
72,313	UBS AG (a)(b)	1,013,450
1,583	Unibail-Rodamco SE REIT (a)	316,690
77,863	UniCredit SpA (a)	389,926
26,326	Unione di Banche Italiane SCPA (a)	111,590
26,000	United Overseas Bank Ltd (a)	379,704
9,000	UOL Group Ltd (a)(b)	33,946
700	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)(b)	30,875
40,222	Westfield Group REIT (a)	368,760
52,700	Westfield Retail Trust REIT (a)	141,155
60,482	Westpac Banking Corp (a)	1,372,871
12,000	Wheelock & Co Ltd (a)	36,296
7,000	Yamaguchi Financial Group Inc (a)	63,853
2,981	Zurich Financial Services AG (a)	801,224

		46,673,126

Industrial — 11.12%
43,079	ABB Ltd (a)	881,637
738	Acciona SA (a)	51,445
1,899	ACS Actividades de Construccion y Servicios SA (a)	48,579
2,100	Advantest Corp (a)(c)	33,511
689	Aeroports de Paris (a)(b)	56,577
1,415	Aker Solutions ASA (a)	23,963
7,661	Alfa Laval AB (a)	157,621
5,153	Alstom SA (a)	201,130
7,000	Amada Co Ltd (a)	47,541
20,013	Amcor Ltd (a)	154,344
10	AP Moeller - Maersk A/S Class A (a)	73,809
23	AP Moeller - Maersk A/S Class B (a)	178,172
24,000	Asahi Glass Co Ltd (a)	205,743
26,410	Asciano Ltd (a)	134,381
5,103	Assa Abloy AB Series B (a)	159,871
14,826	Atlas Copco AB Class A (a)	358,701
5,265	Atlas Copco AB Class B (a)	113,488
18,500	Auckland International Airport Ltd (a)(b)	37,281
68,468	BAE Systems PLC (a)	328,495
15,187	Balfour Beatty PLC (a)	69,218
9,441	Boral Ltd (a)	39,570
4,157	Bouygues SA (a)	126,768

Shares		Value

Industrial — (continued)
3,500	Brother Industries Ltd (a)	$47,819
1,244	Campbell Brothers Ltd (a)(b)	86,973
8,600	Casio Computer Co Ltd (a)(c)	61,983
30	Central Japan Railway Co (a)	247,749
10,000	Cheung Kong Infrastructure Holdings Ltd (a)(b)	60,870
6,000	Chiyoda Corp (a)	76,883
8,319	Cie de St-Gobain (a)	371,170
22,856	Cobham PLC (a)	83,797
51,000	ComfortDelGro Corp Ltd (a)(b)	63,285
13,333	CRH PLC (a)	272,667
3,500	Daikin Industries Ltd (a)	96,025
15,542	Deutsche Post AG (a)	299,168
2,632	DSV A/S (a)	59,915
6,300	East Japan Railway Co (a)	397,713
622	Eiffage SA (a)(b)	24,030
8,283	European Aeronautic Defence & Space Co NV (a)	339,207
4,100	FANUC Corp (a)(c)(d)	734,372
5,514	Ferrovial SA (a)	63,327
5,712	Finmeccanica SpA (a)	30,927
12,823	Fletcher Building Ltd (a)	70,866
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)(b)	82,854
11,000	Fuji Electric Co Ltd (a)	29,055
9,800	FUJIFILM Holdings Corp (a)	231,976
9,000	Furukawa Electric Co Ltd (a)	24,121
740	Geberit AG (a)	154,622
11,869	Groupe Eurotunnel SA (a)	103,142
4,000	GS Yuasa Corp (a)	22,117
1,300	Hamamatsu Photonics KK (a)	49,468
3,022	HeidelbergCement AG (a)	182,480
6,674	Hexagon AB Class B (a)	129,618
500	Hirose Electric Co Ltd (a)	52,815
3,600	Hitachi Construction Machinery Co Ltd (a)	80,526
87,000	Hitachi Ltd (a)(c)(d)	562,884
574	Hochtief AG (a)	34,727
5,279	Holcim Ltd (a)	343,612
7,400	Hoya Corp (a)(c)	167,109
130,000	Hutchison Port Holdings Trust (a)	99,449
1,500	Ibiden Co Ltd (a)	38,787
17,000	IHI Corp (a)	43,213
1,235	Imerys SA (a)	75,177
8,889	Invensys PLC (a)	28,298
5,600	James Hardie Industries SE (a)	44,748
3,000	JGC Corp (a)	93,624
6,200	JS Group Corp (a)	130,525
13,000	Kajima Corp (a)	39,688
6,000	Kamigumi Co Ltd (a)	49,818
17,000	Kawasaki Heavy Industries Ltd (a)	52,538
13,000	Kawasaki Kisen Kaisha Ltd (a)(b)(c)	28,898
14,000	Keikyu Corp (a)(c)	122,597
11,000	Keio Corp (a)	78,927
11,000	Keisei Electric Railway Co Ltd (a)	85,317
990	Keyence Corp (a)(c)	234,385
24,000	Kintetsu Corp (a)(c)	91,440
17,900	Komatsu Ltd (a)(d)	514,705
2,789	Kone OYJ (a)	155,299
5,500	Konica Minolta Holdings Inc (a)	48,531

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
1,663	Koninklijke Boskalis Westminster NV (a)(b)	$62,431
19,822	Koninklijke Philips Electronics NV (a)	402,309
1,486	Koninklijke Vopak NV (a)(b)	85,653
26,000	Kubota Corp (a)	251,672
1,004	Kuehne + Nagel International AG (a)	135,825
1,600	Kurita Water Industries Ltd (a)	39,391
2,900	Kyocera Corp (a)	268,246
4,920	Lafarge SA (a)(b)	234,471
3,718	Legrand SA (a)	136,909
4,452	Leighton Holdings Ltd (a)	98,013
3,300	Makita Corp (a)	133,954
1,279	MAN SE (a)	170,251
12,460	Meggitt PLC (a)	80,547
3,281	Metso OYJ (a)(c)	140,204
38,000	Mitsubishi Electric Corp (a)	339,324
63,000	Mitsubishi Heavy Industries Ltd (a)	306,976
28,000	Mitsui OSK Lines Ltd (a)(c)	122,885
38,500	MTR Corp Ltd (a)	137,933
4,400	Murata Manufacturing Co Ltd (a)	262,522
3,400	Nabtesco Corp (a)	70,403
59,000	NEC Corp (a)(b)	124,092
2,400	Nidec Corp (a)	219,420
5,500	Nikon Corp (a)	168,925
9,000	Nippon Electric Glass Co Ltd (a)	79,204
13,000	Nippon Express Co Ltd (a)	51,028
21,000	Nippon Sheet Glass Co Ltd (a)(c)	32,471
43,000	Nippon Yusen KK (a)(c)	136,225
5,000	NSK Ltd (a)	38,927
10,000	NTN Corp (a)	42,729
775	NV Bekaert SA (a)	24,989
15,000	Obayashi Corp (a)	65,699
9,000	Odakyu Electric Railway Co Ltd (a)(c)	85,108
2,300	Olympus Corp (a)(b)	37,783
2,400	Omron Corp (a)	51,976
6,000	Orient Overseas International Ltd (a)	42,704
19,493	Orkla ASA (a)	154,301
2,794	Prysmian SpA (a)	49,132
28,300	QR National Ltd (a)	109,583
22,669	Rexam PLC (a)	155,216
800	Rinnai Corp (a)	57,859
35,513	Rolls-Royce Holdings PLC (a)	461,061
3,722	Safran SA (a)	136,790
23,404	Sandvik AB (a)	337,711
1,140	Schindler Holding AG (a)	137,126
400	Schindler Holding AG (a)(b)	47,829
9,300	Schneider Electric SA (a)	608,417
14,000	SembCorp Industries Ltd (a)	58,768
14,000	SembCorp Marine Ltd (a)	58,656
14,000	Shimizu Corp (a)	56,334
15,712	Siemens AG (a)	1,584,470
60	Sika AG (a)	129,775
2,094	Sims Metal Management Ltd (a)	31,987
23,000	Singapore Technologies Engineering Ltd (a)	59,484
7,988	Skanska AB Class B (a)	138,356

Shares		Value

Industrial — (continued)
8,802	SKF AB Class B (a)	$214,838
1,200	SMC Corp (a)	192,037
7,485	Smiths Group PLC (a)	125,864
436	Sulzer AG (a)(b)	61,959
7,000	Sumitomo Heavy Industries Ltd (a)	39,168
23,000	TAISEI Corp (a)	60,179
10,145	Tenaris SA (a)	193,706
1,577	Thales SA (a)	59,047
1,800	THK Co Ltd (a)	36,873
10,047	TNT Express NV (a)	124,158
15,000	Tobu Railway Co Ltd (a)	79,714
17,000	Tokyu Corp (a)	80,774
22,181	Toll Holdings Ltd (a)	135,275
92,000	Toshiba Corp (a)(d)	408,598
6,000	TOTO Ltd (a)	45,328
3,800	Toyo Seikan Kaisha Ltd (a)	55,029
5,000	Ushio Inc (a)	70,829
2,693	Vallourec SA (a)	170,660
2,064	Vestas Wind Systems A/S (a)(b)(c)	20,992
9,306	Vinci SA (a)	484,907
4,475	Wartsila OYJ Abp (a)	168,747
3,983	Weir Group PLC (a)	112,293
2,100	West Japan Railway Co (a)	84,516
4,439	WorleyParsons Ltd (a)	131,518
9,500	Yamato Holdings Co Ltd (a)	147,565
97,000	Yangzijiang Shipbuilding Holdings Ltd (a)(b)	102,713
5,000	Yaskawa Electric Corp (a)(c)	47,360
5,700	Yokogawa Electric Corp (a)(b)	58,147
4,492	Zardoya Otis SA (a)	58,186

		23,902,715

Technology — 2.41%
9,049	Amadeus IT Holding SA Class A (a)	170,937
30,947	ARM Holdings PLC (a)	291,721
2,100	ASM Pacific Technology Ltd (a)	30,754
8,476	ASML Holding NV (a)	424,661
467	AtoS (a)	26,934
22,200	Canon Inc (a)(d)	1,061,961
3,680	Cap Gemini SA (a)	164,724
5,488	Computershare Ltd (a)	51,230
845	Dassault Systemes SA (a)	77,813
41,000	Fujitsu Ltd (a)	217,652
5,577	Indra Sistemas SA (a)(b)	68,389
21,777	Infineon Technologies AG (a)	222,571
1,500	Konami Corp	42,515
668	Neopost SA (a)	42,994
1,100	Nomura Research Institute Ltd (a)(c)	27,484
16	NTT Data Corp (a)	56,686
700	Oracle Corp Japan (a)(b)	26,662
16,000	Ricoh Co Ltd (a)(c)	157,230
1,100	Rohm Co Ltd (a)	54,583
29,718	Sage Group PLC (a)	142,228
17,997	SAP AG (a)	1,257,019
3,500	Seiko Epson Corp (a)(c)	49,603
18,007	STMicroelectronics NV (a)	147,430
3,200	Sumco Corp (a)(b)	39,398
2,500	TDK Corp (a)	143,275

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Technology — (continued)
3,100	Tokyo Electron Ltd (a)	$178,760

		5,175,214

Utilities — 4.21%
8,607	AGL Energy Ltd (a)	131,558
110,077	Centrica PLC (a)	557,087
12,600	Chubu Electric Power Co Inc (a)	227,755
4,300	Chugoku Electric Power Co Inc (a)	80,093
34,000	CLP Holdings Ltd (a)	293,225
5,305	Contact Energy Ltd (a)	20,581
36,143	E.ON AG (a)	865,884
3,352	EDF SA (a)	76,525
53,997	EDP - Energias de Portugal SA (a)	157,066
2,600	Electric Power Development Co Ltd (a)	70,705
3,889	Enagas SA (a)	74,875
125,697	Enel SpA (a)	454,445
10,971	Fortum OYJ (a)	266,374
8,882	Gas Natural SDG SA (a)	141,977
26,383	GDF Suez (a)	681,964
3,600	Hokkaido Electric Power Co Inc (a)	52,946
2,800	Hokuriku Electric Power Co (a)	50,707
95,900	Hong Kong & China Gas Co Ltd (a)	246,045
80,209	Iberdrola SA (a)	455,493
26,747	International Power PLC (a)	173,222
15,800	Kansai Electric Power Co Inc (a)	244,965
7,600	Kyushu Electric Power Co Inc (a)	108,502
68,173	National Grid PLC (a)	686,556
19,436	Origin Energy Ltd (a)	268,933
45,000	Osaka Gas Co Ltd (a)	180,629
32,500	Power Assets Holdings Ltd (a)	238,937
1,606	Red Electrica Corp SA (a)	78,601
9,928	RWE AG (a)	474,105
700	RWE AG (a)(b)	30,779
3,498	Severn Trent PLC (a)	86,341
2,600	Shikoku Electric Power Co Inc (a)	73,354
26,972	Snam SpA (a)	129,709
18,824	SSE PLC (a)	399,993
5,338	Suez Environnement Co (a)(b)	81,891
17,929	Terna Rete Elettrica Nazionale SpA (a)	72,008
11,000	Toho Gas Co Ltd (a)	64,935
8,500	Tohoku Electric Power Co Inc (a)(b)	97,220
15,800	Tokyo Electric Power Co Inc (a)(b)	40,038
58,000	Tokyo Gas Co Ltd (a)	273,711
20,009	United Utilities Group PLC (a)	192,372
7,100	Veolia Environnement SA (a)	117,642
1,392	Verbund AG (a)(c)	42,370

		9,062,118

TOTAL COMMON STOCK — 96.83% (Cost $215,150,019)		$208,205,235

PREFERRED STOCK
Consumer, Cyclical — 0.24%
491	Bayerische Motoren Werke AG (a)	29,164

Shares		Value

Consumer, Cyclical — (continued)
2,837	Volkswagen AG (a)	$498,926

		528,090

Consumer, Non-cyclical — 0.14%
4,073	Henkel AG & Co KGaA (a)	298,486

TOTAL PREFERRED STOCK — 0.38% (Cost $750,782)		$826,576

Principal Amount

SHORT TERM INVESTMENTS
$ 595,000	U.S. Treasury Bills(f)
	0.10%, 06/21/2012	594,873

TOTAL SHORT TERM INVESTMENTS — 0.28% (Cost $594,873)		$594,873

SECURITIES LENDING COLLATERAL
3,999,656	Undivided interest of 7.02% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $3,999,656 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	3,999,656

3,482,847	Undivided interest of 13.53% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $3,482,847 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	3,482,847

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,199,639	Undivided interest of 7.47% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $4,199,639 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$4,199,639

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,199,639	Undivided interest of 7.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $4,199,639 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	$4,199,639

TOTAL SECURITIES LENDING COLLATERAL — 7.39% (Cost $15,881,781)		$15,881,781

TOTAL INVESTMENTS — 104.88% (Cost $232,377,455)		$225,508,465

OTHER ASSETS & LIABILITIES, NET — (4.88)%		$(10,491,654)

TOTAL NET ASSETS — 100.00%		$215,016,811

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security
(c)	A portion or all of the security is on loan at March 30, 2012.
(d)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $180,540 and $205,393, respectively, representing 0.10% of net assets.
(f)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 Index Long Futures	64	EUR	$1,541,760	June 2012	$(41,332)

FTSE 100 Equity Index Long Futures	18	GBP	$1,031,220	June 2012	$(24,853)

SFE SPI 200 Equity Index Long Futures	4	AUD	$434,500	June 2012	$7,562

TSE TOPIX Equity Index Long Futures	12	JPY	$102,840,000	June 2012	$6,137

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

At March 30, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	BA	108,900	USD	111,672	June 2012	81
AUD	BB	331,627	USD	345,628	June 2012	(5,315)
AUD	CIT	214,500	USD	221,465	June 2012	(1,346)
AUD	CS	108,500	USD	111,799	June 2012	(458)
AUD	WES	400,441	USD	415,702	June 2012	(4,772)
EUR	BA	97,200	USD	129,034	June 2012	655
EUR	BB	1,051,565	USD	1,374,901	June 2012	28,147
EUR	CIT	1,113,037	USD	1,463,657	June 2012	21,410
EUR	CS	730,800	USD	971,595	June 2012	3,474
GBP	BA	115,400	USD	183,205	June 2012	1,262
GBP	CIT	1,500,715	USD	2,358,703	June 2012	40,186
GBP	CS	463,200	USD	735,926	June 2012	4,498
JPY	CIT	125,282,337	USD	1,516,847	June 2012	(1,989)
JPY	CS	59,670,000	USD	721,288	June 2012	216
USD	CIT	1,489,735	JPY	123,770,000	June 2012	(6,837)
USD	CIT	1,911,513	GBP	1,198,500	June 2012	(4,287)
USD	CIT	2,255,707	EUR	1,692,000	June 2012	(1,841)
USD	CIT	714,953	AUD	689,000	June 2012	7,906
USD	CS	100,610	EUR	76,200	June 2012	(1,059)

Net Appreciation						$79,931

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup, Inc.
CS	Credit Suisse Group AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Summary of Investments by Country as of March 30, 2012.

Country	Value	Percentage of Portfolio Investments

Australia	$17,502,941	7.76%
Austria	492,207	0.22
Belgium	2,164,469	0.96
Bermuda	225,337	0.10
China	102,713	0.05
Denmark	2,285,295	1.01
Finland	1,829,626	0.81
France	18,417,916	8.17
Germany	17,900,100	7.94
Greece	136,906	0.06
Guernsey	134,000	0.06
Hong Kong	5,991,345	2.66
Ireland	1,315,443	0.58
Israel	1,310,743	0.58
Italy	4,670,828	2.07
Japan	45,117,265	20.01
Jersey	120,771	0.05
Luxembourg	875,766	0.39
Mexico	125,641	0.06
Netherlands	9,887,541	4.38
New Zealand	320,744	0.14
Norway	1,663,338	0.74
Portugal	380,457	0.17
Singapore	3,708,857	1.64
Spain	6,151,319	2.73
Sweden	6,440,109	2.86
Switzerland	18,968,260	8.41
United Kingdom	40,554,496	17.98
United States	16,714,032	7.41

Total	$225,508,465	100.00%

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period. As of March 30, 2012, the following securities recognized transfers between valuation levels.

Security	Market Value of Transfer	Reason for Transfer

Portugal Telecom SGPS SA	$74,560	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Taisho Pharmaceutical Holdings Co Ltd	$72,938	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Admiral Group PLC	$65,200	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.

Metcash Ltd	$53,815	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

	000000000000000	000000000000000	000000000000000	000000000000000
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$—	$237,380	$—	$237,380
Foreign Common Stock	639,016	207,328,839	—	207,967,855
Preferred Stock	—	826,576	—	826,576
Derivative Investments:
Forward Foreign Currency Contracts, Appreciation	—	107,835	—	107,835
Futures Contracts Variation Margin	25,461	—	—	25,461
Securities Lending Collateral	—	15,881,781	—	15,881,781
Short Term Investments	—	594,873	—	594,873

Total	$664,477	$224,977,284	$0	$225,641,761

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts, Depreciation	$—	$27,904	$—	$27,904

Total	$0	$27,904	$0	$27,904

Total Investments(a)	$664,477	$224,949,380	$0	$225,613,857

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $232,445,932. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,036,862 and gross depreciation of securities in which there was an excess of tax cost over value of $18,974,329 resulting in net depreciation of $6,937,467.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio also uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The number of futures contracts held at March 30, 2012 is higher than the average outstanding during the period. As of March 30, 2012, the Portfolio held 98 futures contracts. The average number of futures contracts outstanding during the period was 83.

The notional value of open forward foreign currency contracts held at March 30, 2012 is lower than the average notional value during the period. As of March 30, 2012, the Portfolio held a notional value of $16,125,260. The average notional value outstanding during the period was $31,612,976.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 30, 2012 the Portfolio had securities on loan valued at $14,975,184 and received collateral of $15,881,781 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 12.66%
85,288	BHP Billiton Ltd Sponsored ADR	$6,174,851
72,159	Eurasian Natural Resources Corp PLC ADR	335,539
8,951	KGHM Polska Miedz SA (a)	412,705
40,311	Magnitogorsk Iron & Steel Works GDR (a)(b)	238,448
56,572	Nitto Denko Corp Sponsored ADR (c)	2,313,229
1,508	POSCO (a)	505,691
106,383	Rio Tinto PLC Sponsored ADR (c)	5,913,831
379,096	Salzgitter AG Sponsored ADR	2,047,118
9,843	Sasol Ltd Sponsored ADR	478,764
198,740	Shin-Etsu Chemical Co Ltd Sponsored ADR (c)	2,873,780
212,339	Sumitomo Chemical Co Ltd ADR	4,497,340
19,042	Vale SA Sponsored ADR	444,250
126,221	Yara International ASA ADR	6,032,102

		32,267,648

Communications — 9.74%
19,436	America Movil SAB de CV ADR Series L	482,596
14,583	China Mobile Ltd Sponsored ADR	803,232
107,400	Dena Co Ltd (a)(c)	2,974,824
15,131	HTC Corp (a)	308,970
119,580	Nippon Telegraph & Telephone Corp ADR	2,704,900
165,984	NTT DoCoMo Inc Sponsored ADR	2,766,953
16,735	Sistema JSFC GDR (b)(c)	293,001
25,993	SK Telecom Co Ltd ADR	361,563
172,988	Swisscom AG Sponsored ADR	6,967,957
163,299	Telefonica SA Sponsored ADR (c)	2,679,736
7,389	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	224,330
248,314	Telstra Corp Ltd ADR	4,256,102

		24,824,164

Consumer, Cyclical — 14.28%
1,038,000	China Dongxiang Group Co (a)	171,466
245,322	Cie Generale des Etablissements Michelin Sponsored ADR (c)	3,650,391
217,680	Deutsche Lufthansa AG Sponsored ADR (b)	3,060,581
2,460	Hyundai Mobis (a)	624,392
96,492	Mitsubishi Corp Sponsored ADR	4,511,966
275,055	Nissan Motor Co Ltd Sponsored ADR (c)	5,905,431
943,576	Porsche Automobil Holding SE Sponsored ADR	5,529,355
58,537	Seven & I Holdings Co Ltd Sponsored ADR	3,477,683
172,066	Steinhoff International Holdings Ltd (a)(c)	617,517
12,513	Tata Motors Ltd Sponsored ADR (b)(c)	337,476

Shares		Value

Consumer, Cyclical — (continued)
44,246	Toyota Motor Corp Sponsored ADR (c)	$3,841,438
74,360	Yamada Denki Co Ltd (a)	4,670,222

		36,397,918

Consumer, Non-cyclical — 13.81%
57,829	Actelion Ltd (a)	2,114,099
195,000	Asahi Group Holdings Ltd (a)	4,333,398
66,958	AstraZeneca PLC Sponsored ADR	2,978,961
114,096	GlaxoSmithKline PLC Sponsored ADR	5,124,051
116,831	Imperial Tobacco Group PLC ADR	9,506,539
6,392	KT&G Corp	453,570
178,709	Sanofi ADR	6,924,974
12,888	Tiger Brands Ltd Sponsored ADR (c)	448,502
128,000	Toyo Suisan Kaisha Ltd (a)	3,328,386

		35,212,480

Energy — 11.63%
2,586	CNOOC Ltd ADR	528,294
52,765	Dragon Oil PLC (a)	526,954
96,308	ENI SpA Sponsored ADR (c)	4,509,141
29,518	Gazprom OAO Sponsored ADR (a)	360,707
140,318	Nexen Inc	2,574,835
22,454	Petroleo Brasileiro SA ADR	596,378
30,000	PTT PCL (a)	344,228
103,051	Repsol YPF SA Sponsored ADR	2,574,214
60,945	Rosneft Oil Co GDR (a)(b)	432,859
94,665	Royal Dutch Shell PLC ADR Class B	6,686,189
93,045	Statoil ASA Sponsored ADR	2,522,450
104,888	Suncor Energy Inc	3,429,838
89,183	Total SA Sponsored ADR	4,559,035

		29,645,122

Financial — 20.11%
225,576	Asya Katilim Bankasi AS (a)(b)(c)	248,172
170,351	Australia & New Zealand Banking Group Ltd Sponsored ADR (c)	4,149,750
20,101	Banco do Brasil SA Sponsored ADR	287,645
28,938	Banco Santander Brasil SA	265,361
394,448	Banco Santander SA Sponsored ADR	3,025,416
97,000	Bangkok Bank PCL NVDR (a)	582,342
256,918	Barclays PLC Sponsored ADR (c)	3,892,308
132,214	BNP Paribas SA ADR (c)	3,121,572
217,839	Cheung Kong Holdings Ltd Sponsored ADR	2,801,409
633,000	China Construction Bank Corp (a)	488,562
568,500	China Minsheng Banking Corp Ltd (a)	514,762

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
384,899	Danske Bank A/S Sponsored ADR (c)	$3,225,454
9,240	Dongbu Insurance Co Ltd (a)(b)	399,758
548,240	Henderson Land Development Co Ltd Sponsored ADR	2,998,873
314,000	KWG Property Holding Ltd (a)(c)	181,745
84,477	Macquarie Group Ltd ADR	2,552,895
1,066,611	Mitsubishi UFJ Financial Group Inc ADR	5,311,723
126,141	Muenchener Rueckversicherungs AG Sponsored ADR (c)	1,907,252
89,500	PDG Realty SA Empreendimentos e Participacoes	308,392
2,440,000	Renhe Commercial Holdings Co Ltd (a)(c)	169,842
10,334	Shinhan Financial Group Co Ltd (a)	400,344
35,607	Standard Bank Group Ltd (a)	517,527
436,956	Suncorp Group Ltd Sponsored ADR	3,779,669
39,009	Toronto-Dominion Bank (c)	3,313,815
252,855	Zurich Financial Services AG ADR (c)	6,822,028

		51,266,616

Industrial — 9.83%
40,260	AU Optronics Corp Sponsored ADR	183,585
154,968	Bouygues SA (a)	4,725,755
14,643	China Communications Construction Co Ltd Sponsored ADR (b)	293,885
239,543	East Japan Railway Co Sponsored ADR	2,500,829
101,045	FUJIFILM Holdings Corp Sponsored ADR (c)	2,375,568
272,034	Holcim Ltd Sponsored ADR	3,531,001
2,847	Hyundai Mipo Dockyard (a)	343,703
550,382	Nippon Yusen KK Sponsored ADR (c)	3,445,391
174,935	NSK Ltd Sponsored ADR (b)	2,713,242
390,086	Vallourec SA Sponsored ADR (b)	4,938,489

		25,051,448

Technology — 0.57%
192,400	Powertech Technology Inc (a)	374,307
728	Samsung Electronics Co Ltd (a)	821,224
181,000	Wistron Corp (a)(b)	274,164

		1,469,695

Utilities — 4.74%
14,138	Cia Energetica de Minas Gerais Sponsored ADR	336,202
12,631	Cia Paranaense de Energia Sponsored ADR	296,955
132,424	Iberdrola SA Sponsored ADR (c)	3,009,997
68,360	International Power PLC ADR (c)	4,416,740

Shares		Value

Utilities — (continued)
79,571	National Grid PLC Sponsored ADR	$4,016,744

		12,076,638

TOTAL COMMON STOCK — 97.37% (Cost $247,866,908)		$248,211,729

Principal Amount
SHORT TERM INVESTMENTS
$ 5,900,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(d)	5,900,000

TOTAL SHORT TERM INVESTMENTS — 2.31% (Cost $5,900,000)		$5,900,000

SECURITIES LENDING COLLATERAL
8,998,663	Undivided interest of 15.81% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $8,998,663 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	8,998,663

8,998,663	Undivided interest of 16.86% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $8,998,663 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	8,998,663

2,713,999	Undivided interest of 10.54% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $2,713,999 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	2,713,999

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 8,998,663	Undivided interest of 15.99% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $8,998,663 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$8,998,663

Principal Amount	Value

Securities Lending Collateral — (continued)

TOTAL SECURITIES LENDING COLLATERAL — 11.66% (Cost $29,709,988)	$29,709,988

TOTAL INVESTMENTS — 111.34% (Cost $283,476,896)	$283,821,717

OTHER ASSETS & LIABILITIES, NET — (11.34)%	$(28,896,268)

TOTAL NET ASSETS — 100.00%	$254,925,449

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security
(c)	A portion or all of the security is on loan at March 30, 2012.
(d)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Summary of Investments by Country as of March 30, 2012.

Country	Value	Percentage of Portfolio Investments

Australia	$20,913,267	7.37%
Brazil	2,535,183	0.89
Canada	9,318,488	3.28
China	5,771,452	2.03
Denmark	3,225,454	1.14
France	27,920,216	9.84
Germany	12,544,306	4.42
Hong Kong	3,180,618	1.12
India	337,476	0.12
Indonesia	224,330	0.08
Italy	4,509,141	1.59
Japan	64,546,303	22.74
Mexico	482,596	0.17
Netherlands	6,686,189	2.35
Norway	8,554,552	3.01
Poland	412,705	0.14
Russia	1,325,015	0.47
South Africa	2,062,310	0.73
South Korea	3,910,245	1.38
Spain	11,289,363	3.98
Switzerland	19,435,085	6.85
Taiwan	1,141,026	0.40
Thailand	926,570	0.33
Turkey	248,172	0.09
United Arab Emirates	526,954	0.18
United Kingdom	36,184,713	12.75
United States	35,609,988	12.55

Total	$283,821,717	100.00%

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Invesco ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period. As of March 30, 2012, the following security transfered between valuation levels.

Security	Market Value of Transfer	Reason for Transfer

POSCO	$505,691	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$95,874,165	$152,337,564	$—	$248,211,729
Securities Lending Collateral	—	29,709,988	—	29,709,988
Short Term Investments	—	5,900,000	—	5,900,000

Total	$95,874,165	$187,947,552	$0	$283,821,717

Total Investments(a)	$95,874,165	$187,947,552	$0	$283,821,717

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $285,867,318. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,931,363 and gross depreciation of securities in which there was an excess of tax cost over value of $25,976,964 resulting in net depreciation of $2,045,601.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $28,757,007 and received collateral of $29,709,988 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.51%
601,335	Ivanhoe Mines Ltd (a)(b)	$9,465,013

Communications — 16.39%
11,285	Amazon.com Inc (a)	2,285,325
163,605	Crown Castle International Corp (a)	8,726,691
566,908	eBay Inc (a)	20,913,236
622,125	News Corp Class A	12,249,641

		44,174,893

Consumer, Cyclical — 13.59%
97,790	Cie Financiere Richemont SA Class A (c)	6,129,512
491,380	Ford Motor Co	6,137,336
257,695	Ltd Brands Inc	12,369,360
425,221	MGM Resorts International (a)	5,791,510
36,590	NIKE Inc Class B	3,967,819
344,700	Prada SpA (a)(c)	2,241,475

		36,637,012

Consumer, Non-cyclical — 20.37%
43,332	Anheuser-Busch InBev (c)	3,155,834
186,635	Celgene Corp (a)	14,467,945
154,580	Express Scripts Holding Co (a)	8,375,145
155,960	Iron Mountain Inc	4,491,648
6,635	Mastercard Inc Class A	2,790,283
212,561	Medco Health Solutions Inc (a)	14,943,038
29,508	Pernod-Ricard SA (c)	3,085,232
87,929	Vertex Pharmaceuticals Inc (a)	3,605,968

		54,915,093

Energy — 1.62%
527,800	OGX Petroleo e Gas Participacoes SA (a)	4,371,709

Financial — 5.17%
1,186,400	AIA Group Ltd (c)	4,355,415
450,994	Prudential PLC (c)	5,400,342
167,725	Standard Chartered PLC (c)	4,186,998

		13,942,755

Industrial — 17.07%
55,810	Amphenol Corp Class A	3,335,764
85,367	CH Robinson Worldwide Inc	5,590,685
72,300	FANUC Corp (c)	12,950,027
48,525	Precision Castparts Corp	8,389,972
160,255	TE Connectivity Ltd	5,889,371
122,185	United Parcel Service Inc Class B	9,862,773

		46,018,592

Shares		Value

Technology — 20.28%
49,929	Apple Inc (a)	$29,930,938
505,395	EMC Corp (a)	15,101,203
100,627	Microsoft Corp	3,245,221
219,016	Oracle Corp	6,386,506

		54,663,868

TOTAL COMMON STOCK — 98.00% (Cost $208,291,798)		$264,188,935

Principal Amount

SHORT TERM INVESTMENTS
$4,800,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(d)	4,800,000

TOTAL SHORT TERM INVESTMENTS — 1.78% (Cost $4,800,000)		$4,800,000

SECURITIES LENDING COLLATERAL
1,799,587	Undivided interest of 3.16% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $1,799,587 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	1,799,587

1,799,586	Undivided interest of 3.38% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $1,799,586 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	1,799,586

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$487,321	Undivided interest of 1.89% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $487,321 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$487,321

1,799,586	Undivided interest of 3.20% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $1,799,586 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	1,799,586

TOTAL SECURITIES LENDING COLLATERAL — 2.19% (Cost $5,886,080)		$5,886,080

TOTAL INVESTMENTS — 101.97% (Cost $218,977,878)		$274,875,015

OTHER ASSETS & LIABILITIES, NET — (1.97)%		$(5,303,030)

TOTAL NET ASSETS — 100.00%		$269,571,985

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	The security’s yield to maturity was less than 0.01%

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Janus Large Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	00000000000000	00000000000000	00000000000000	00000000000000
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$202,958,007	$—	$—	$202,958,007
Foreign Common Stock	19,726,093	41,504,835	—	61,230,928
Securities Lending Collateral	—	5,886,080	—	5,886,080
Short Term Investments	—	4,800,000	—	4,800,000

Total	$222,684,100	$52,190,915	$0	$274,875,015

Total Investments(a)	$222,684,100	$52,190,915	$0	$274,875,015

(a) Further	breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $219,399,679. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $61,817,126 and gross depreciation of securities in which there was an excess of tax cost over value of $6,341,790 resulting in net appreciation of $55,475,336.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $5,731,570 and received collateral of $5,886,080 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.13%
$ 500,000	Community Program Loan Trust Series 1987-A , Class A5 4.50%, 04/01/2029	$505,904

Bank Loans — 0.42%
1,720,000	HBOS PLC(a) 6.75%, 05/21/2018	1,614,352

Basic Materials — 5.12%
	Alcoa Inc
140,000	5.87%, 02/23/2022	145,873
255,000	6.75%, 01/15/2028	259,358
	ArcelorMittal
1,015,000	6.13%, 06/01/2018(b)	1,060,929
895,000	7.00%, 10/15/2039	854,848
2,710,000	6.75%, 03/01/2041	2,539,590
3,175,000	Chevron Phillips Chemical Co LLC/LP(a) 8.25%, 06/15/2019	4,158,120
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	134,173
700,000	7.25%, 06/01/2028	823,907
120,000	8.88%, 05/15/2031	161,885
535,000	Hercules Inc
	6.50%, 06/30/2029	425,325
	Methanex Corp
750,000	8.75%, 08/15/2012	768,959
3,675,000	6.00%, 08/15/2015	3,821,111
190,000	5.25%, 03/01/2022	193,397
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021(c)	412,800
2,220,000	7.88%, 02/15/2023(c)	1,798,200
680,000	United States Steel Corp(b) 7.50%, 03/15/2022	680,000
	Westvaco Corp
490,000	8.20%, 01/15/2030	542,657
685,000	7.95%, 02/15/2031	741,703

		19,522,835

Communications — 8.40%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	195,625
4,555,000	6.45%, 03/15/2029	3,598,450
170,000	Axtel SAB de CV(a) 9.00%, 09/22/2019	138,550
35,000	BellSouth Corp 6.55%, 06/15/2034	39,954
	Ciena Corp
2,010,000	0.88%, 06/15/2017	1,766,288
735,000	3.75%, 10/15/2018(a)	829,631
950,000	Corning Inc 7.25%, 08/15/2036	1,135,306
775,000	Embarq Corp 8.00%, 06/01/2036	783,342
120,000	Historic TW Inc 6.63%, 05/15/2029	142,042

Principal Amount		Value

Communications — (continued)
$ 3,665,000	Level 3 Communications Inc(a) 7.00%, 03/15/2015(c)	$4,782,825
	Level 3 Financing Inc
740,000	8.75%, 02/15/2017	773,300
110,000	9.38%, 04/01/2019	120,175
80,658	Liberty Interactive LLC 3.50%, 01/15/2031	48,697
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	66,888
	Nextel Communications Inc
125,000	6.88%, 10/31/2013	125,000
1,210,000	5.95%, 03/15/2014	1,210,000
485,000	7.38%, 08/01/2015	468,025
1,565,000	Nortel Networks Capital Corp(d)(e) 7.88%, 06/15/2026	1,701,938
	Portugal Telecom International Finance BV
300,000	EUR, 5.63%, 02/08/2016	369,038
300,000	EUR, 4.38%, 03/24/2017	339,128
1,350,000	EUR, 5.00%, 11/04/2019	1,445,032
1,300,000	EUR, 4.50%, 06/16/2025	1,209,339
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	266,875
150,000	7.63%, 08/03/2021	153,895
1,960,000	6.88%, 07/15/2028	1,873,395
3,500,000	7.75%, 02/15/2031	3,395,252
	Qwest Corp
500,000	7.25%, 09/15/2025	535,000
45,000	6.88%, 09/15/2033	44,550
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	657,400
1,649,000	6.88%, 11/15/2028	1,261,485
130,000	8.75%, 03/15/2032	111,475
606,000	Sprint Nextel Corp 6.00%, 12/01/2016	540,855
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	450,000
540,000	6.00%, 09/30/2034	475,200
600,000	Telefonica Emisiones SAU GBP, 5.60%, 03/12/2020	939,142
50,000	Verizon Maryland Inc 5.13%, 06/15/2033	49,562

		32,042,659

Consumer, Cyclical — 12.38%
746,368	Atlas Air 1998-1 Class B Pass Through Trust 7.68%, 01/02/2014	709,050
708,763	Atlas Air 1999-1 Class B Pass Through Trust 7.63%, 01/02/2015	609,536
913,951	Atlas Air 1999-1 Class C Pass Through Trust(d) 8.77%, 01/02/2011	694,603
253,237	Atlas Air 2000-1 Class B Pass Through Trust 9.06%, 01/02/2014	243,107

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 2,000,000	Chrysler Group LLC/CG Co-Issuer Inc 8.25%, 06/15/2021	$2,020,000
30,587	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	30,318
199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	200,181
105,000	Continental Airlines 2012-1 Class B Pass Thru Trusts 6.25%, 04/11/2020	106,838
1,106,730	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	1,211,870
803,663	Delta Air Lines 2007-1 Class C Pass Through Trust 8.95%, 08/10/2014	802,618
276,712	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	294,698
488,000	Delta Air Lines Inc(a) 9.50%, 09/15/2014	519,720
	Dillard’s Inc
430,000	6.63%, 01/15/2018	439,675
500,000	7.88%, 01/01/2023	501,250
1,070,000	7.75%, 07/15/2026	1,053,950
850,000	Foot Locker Inc 8.50%, 01/15/2022	915,875
	Ford Motor Co
1,475,000	4.25%, 11/15/2016	2,337,875
155,000	6.50%, 08/01/2018(b)	168,175
245,000	7.13%, 11/15/2025(b)	267,050
265,000	7.50%, 08/01/2026	296,800
50,000	6.63%, 02/15/2028	55,376
755,000	6.63%, 10/01/2028	838,213
1,760,000	6.38%, 02/01/2029	1,908,628
3,795,000	7.45%, 07/16/2031	4,639,387
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,767,136
228,000	JC Penney Corp Inc 6.38%, 10/15/2036	200,355
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016	46,600
45,000	5.00%, 11/01/2021(a)	30,375
1,925,000	Lennar Corp 5.60%, 05/31/2015	2,011,625
525,000	Macy’s Retail Holdings Inc 6.38%, 03/15/2037	591,329
60,000	Meritor Inc(f) 4.00%, 02/15/2019	50,025
	MGM Resorts International
50,000	6.63%, 07/15/2015	51,375
150,000	6.88%, 04/01/2016	151,500
55,000	7.50%, 06/01/2016	56,650
105,000	7.63%, 01/15/2017	108,412
970,000	8.63%, 02/01/2019(a)	1,040,325
	New Albertsons Inc
580,000	7.75%, 06/15/2026	469,800
755,000	6.63%, 06/01/2028	532,275

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 4,545,000	7.45%, 08/01/2029	$3,476,925
75,000	8.70%, 05/01/2030	61,500
1,170,000	8.00%, 05/01/2031	886,275
2,410,000	Owens & Minor Inc 6.35%, 04/15/2016(c)	2,602,846
	PulteGroup Inc
396,000	5.20%, 02/15/2015	403,920
695,000	6.38%, 05/15/2033	559,475
3,615,000	6.00%, 02/15/2035	2,819,700
645,000	Qantas Airways Ltd(a) 6.05%, 04/15/2016	663,466
665,000	Toro Co 6.63%, 05/01/2037(c)	667,548
	Toys R Us Inc
540,000	7.88%, 04/15/2013	558,900
2,125,000	7.38%, 10/15/2018	1,907,187
412,996	UAL 2007-1 Pass Through Trust 6.64%, 07/02/2022	437,776
2,157,676	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	2,459,751
725,000	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	761,250

		47,239,094

Consumer, Non-cyclical — 4.10%
620,000	Boston Scientific Corp 6.00%, 01/15/2020	711,631
1,055,000	Corn Products International Inc 6.63%, 04/15/2037	1,192,969
1,300,000	DP World Ltd(a) 6.85%, 07/02/2037	1,254,500
	HCA Inc
80,000	6.75%, 07/15/2013	83,200
45,000	5.75%, 03/15/2014	46,688
150,000	6.38%, 01/15/2015	158,250
150,000	7.19%, 11/15/2015	159,000
130,000	5.88%, 03/15/2022	130,163
395,000	7.50%, 12/15/2023	377,225
575,000	8.36%, 04/15/2024	586,500
765,000	7.69%, 06/15/2025	737,269
1,115,000	7.58%, 09/15/2025	1,053,675
2,505,000	7.05%, 12/01/2027	2,248,237
725,000	7.50%, 11/06/2033	679,687
175,000	7.75%, 07/15/2036	161,875
	Human Genome Sciences Inc
250,000	2.25%, 08/15/2012	250,625
2,295,000	3.00%, 11/15/2018	2,263,444
145,000	Kindred Healthcare Inc 8.25%, 06/01/2019	126,331
570,000	Omnicare Inc 3.75%, 12/15/2025	827,925
545,000	Reynolds American Inc 7.25%, 06/15/2037	635,796
760,000	RR Donnelley & Sons Co 8.25%, 03/15/2019	756,200
55,000	Tenet Healthcare Corp 6.88%, 11/15/2031	47,025

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 445,000	UR Financing Escrow Corp(a) 7.63%, 04/15/2022	$457,237
565,000	Vertex Pharmaceuticals Inc 3.35%, 10/01/2015	647,631
35,000	Western Union Co 6.20%, 06/21/2040	36,220

		15,629,303

Energy — 1.54%
	Chesapeake Energy Corp
660,000	2.50%, 05/15/2037	608,025
1,725,000	2.25%, 12/15/2038	1,395,094
1,200,000	DCP Midstream LLC(a) 6.45%, 11/03/2036	1,336,415
250,000	El Paso Corp 7.80%, 08/01/2031	284,152
500,000	EQT Corp 8.13%, 06/01/2019	584,220
600,000	IFM US Colonial Pipeline 2L LC(a) 6.45%, 05/01/2021	643,897
210,000	Parker Drilling Co 9.13%, 04/01/2018	222,600
175,000	Rockies Express Pipeline LLC(a) 6.88%, 04/15/2040	139,563
	White Pine Hydro LLC(a)
300,000	6.31%, 07/10/2017(c)	272,883
455,000	6.96%, 07/10/2037(c)	382,955

		5,869,804

Financial — 27.49%
100,000	AGFC Capital Trust I(a)(g) 6.00%, 01/15/2067	45,500
	Ally Financial Inc
255,000	7.50%, 12/31/2013	270,938
159,000	6.75%, 12/01/2014	166,553
552,000	8.00%, 12/31/2018	586,500
979,000	8.00%, 11/01/2031	1,079,347
1,322,345	Alta Wind Holdings LLC(a) 7.00%, 06/30/2035	1,424,140
	American International Group Inc
80,000	5.45%, 05/18/2017	86,003
280,000	5.85%, 01/16/2018	304,502
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,131,867
	Bank of America Corp
800,000	5.49%, 03/15/2019	801,894
1,724,000	7.63%, 06/01/2019	1,987,972
450,000	5.00%, 05/13/2021	450,694
300,000	6.50%, 09/15/2037	289,409
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015	2,767,395
850,000	Camden Property Trust 5.70%, 05/15/2017	950,671
	Citigroup Inc
100,000	EUR, 3.63%, 11/30/2017(g)	115,966
125,000	5.88%, 02/22/2033	117,310
60,000	5.85%, 12/11/2034	61,340
360,000	6.13%, 08/25/2036	345,986

Principal Amount		Value

Financial — (continued)
$ 135,000	Duke Realty LP 5.95%, 02/15/2017	$150,871
50,000	ERP Operating LP 5.13%, 03/15/2016	54,781
16,400,000,000	Export-Import Bank of Korea(a) IDR, 6.60%, 11/04/2013	1,801,412
1,900,000	Forethought Financial Group Inc(a) 8.63%, 04/15/2021	1,876,233
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,494,094
400,000	NZD, 6.75%, 09/26/2016	346,107
680,000	NZD, 5.50%, 02/01/2017	570,085
1,530,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	1,494,922
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020	1,329,778
1,560,000	6.38%, 06/15/2021	1,644,905
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,805,803
2,200,000	7.50%, 04/15/2018	2,523,660
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	15,328,220
9,600,000	International Bank for Reconstruction & Development SGD, 1.43%, 03/05/2014	7,711,846
	International Lease Finance Corp
395,000	5.63%, 09/20/2013	399,937
1,325,000	8.63%, 09/15/2015	1,457,500
1,760,000	6.25%, 05/15/2019	1,737,259
290,000	8.25%, 12/15/2020	319,061
	iStar Financial Inc
1,565,000	8.63%, 06/01/2013	1,553,262
375,000	5.95%, 10/15/2013	357,187
105,000	5.70%, 03/01/2014	95,550
20,000	6.05%, 04/15/2015	18,300
270,000	5.88%, 03/15/2016	241,988
110,000	5.85%, 03/15/2017	96,525
	Jefferies Group Inc
375,000	3.88%, 11/09/2015	370,312
840,000	5.13%, 04/13/2018	814,800
30,000	8.50%, 07/15/2019	33,300
65,000	6.88%, 04/15/2021	66,138
650,000	6.45%, 06/08/2027	640,250
855,000	6.25%, 01/15/2036	771,637
37,900,127,200	JPMorgan Chase & Co(a)(h) IDR, 26.33%, 04/12/2012	4,108,736
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,059,542
2,115,000	Lloyds TSB Bank PLC(a) 6.50%, 09/14/2020	2,092,226
590,000	MBIA Insurance Corp(a)(g) 14.00%, 01/15/2033	356,950
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016	842,333
50,000	EUR, 1.43%, 09/14/2018(g)	51,684
900,000	6.22%, 09/15/2026	917,344
1,900,000	6.11%, 01/29/2037	1,808,416
245,000	MetLife Capital Trust X(a) 9.25%, 04/08/2038	295,225

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
	MetLife Inc
$ 810,000	6.40%, 12/15/2036	$793,800
1,355,000	10.75%, 08/01/2039	1,859,737
	Morgan Stanley
1,700,000	AUD, 7.63%, 03/03/2016	1,787,475
300,000	5.50%, 01/26/2020	292,584
3,200,000	5.50%, 07/24/2020	3,123,152
1,500,000	5.75%, 01/25/2021	1,472,673
3,005,000	Mutual of Omaha Insurance Co(a) 6.80%, 06/15/2036	3,192,662
600,000	Nationwide Mutual Insurance Co(a) 6.60%, 04/15/2034	583,513
1,020,000	Old Republic International Corp 3.75%, 03/15/2018	1,005,975
535,000	Penn Mutual Life Insurance Co(a) 6.65%, 06/15/2034	564,296
	ProLogis LP
60,000	5.63%, 11/15/2015	65,341
50,000	5.75%, 04/01/2016	54,503
395,000	6.63%, 05/15/2018	449,645
2,465,000	Residential Capital LLC 9.63%, 05/15/2015	2,095,250
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	57,649
150,000	EUR, 6.93%, 04/09/2018	186,252
	SLM Corp
60,000	5.13%, 08/27/2012	60,450
280,000	5.05%, 11/14/2014	286,937
100,000	5.00%, 04/15/2015	101,769
3,725,000	8.45%, 06/15/2018	4,153,375
1,100,000	5.63%, 08/01/2033	939,127
	Springleaf Finance Corp
200,000	5.90%, 09/15/2012	192,500
450,000	5.38%, 10/01/2012	432,000
330,000	5.85%, 06/01/2013	304,425
170,000	5.40%, 12/01/2015	140,675
100,000	5.75%, 09/15/2016	78,750
900,000	6.50%, 09/15/2017	693,000
3,705,000	6.90%, 12/15/2017	2,889,900
	XL Group PLC
575,000	6.38%, 11/15/2024	635,879
725,000	6.25%, 05/15/2027	756,150

		104,871,610

Foreign Government Obligations — 16.43%
	Canadian Government Bond
2,600,000	CAD, 3.75%, 06/01/2012	2,618,403
3,645,000	CAD, 5.25%, 06/01/2012	3,679,533
7,880,000	CAD, 4.25%, 06/01/2018	9,057,754
	Ireland Government Bond
3,275,000	EUR, 4.50%, 10/18/2018	3,939,544
1,450,000	EUR, 4.50%, 04/18/2020	1,663,206
200,000	EUR, 5.00%, 10/18/2020	234,458
3,150,000	EUR, 5.40%, 03/13/2025	3,626,875
	Italy Buoni Poliennali Del Tesoro
85,000	EUR, 5.25%, 11/01/2029	108,978
85,000	EUR, 5.75%, 02/01/2033	112,258
85,000	EUR, 5.00%, 08/01/2034	102,088

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 80,000,000	Mexican Bonos MXP, 8.00%, 12/07/2023	$7,082,737
	New South Wales Treasury Corp
9,225,000	AUD, 6.00%, 05/01/2012	9,569,180
3,830,000	AUD, 5.50%, 08/01/2013	4,045,861
4,010,000	New Zealand Government Bond NZD, 6.50%, 04/15/2013	3,411,603
	Norway Government Bond
24,855,000	NOK, 6.50%, 05/15/2013	4,597,875
1,280,000	NOK, 5.00%, 05/15/2015	247,270
28,530,000	NOK, 4.25%, 05/19/2017	5,557,758
	Portugal Obrigacoes do Tesouro OT
175,000	EUR, 4.80%, 06/15/2020	139,778
775,000	EUR, 3.85%, 04/15/2021	591,945
350,000	EUR, 4.95%, 10/25/2023	270,042
45,000	EUR, 4.10%, 04/15/2037	27,638
1,808,492	Province of Alberta Canada CAD, 5.93%, 09/16/2016	2,000,084

		62,684,868

Industrial — 2.51%
1,500,000	Agilent Technologies Inc 6.50%, 11/01/2017	1,804,159
1,650,000	APL Ltd 8.00%, 01/15/2024(c)	1,138,500
1,550,000	Bombardier Inc CAD, 7.35%, 12/22/2026	1,607,093
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,031,431
1,600,000	6.50%, 08/15/2032	1,506,595
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045(c)	308,800
865,000	Owens Corning 7.00%, 12/01/2036	921,792
95,000	Trinity Industries Inc 3.88%, 06/01/2036	103,550
1,220,000	USG Corp 6.30%, 11/15/2016	1,140,700

		9,562,620

Municipal Bonds and Notes — 1.13%
1,825,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034(c)	1,348,200
4,620,000	Tobacco Settlement Financing Corp/VA 6.71%, 06/01/2046(c)	2,946,405

		4,294,605

Technology — 4.39%
325,000	Freescale Semiconductor Inc(b) 8.88%, 12/15/2014	333,531
	Intel Corp
2,585,000	2.95%, 12/15/2035	2,972,750
6,090,000	3.25%, 08/01/2039	8,564,062

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 610,000	Kulicke & Soffa Industries Inc 0.88%, 06/01/2012	$619,150
	Micron Technology Inc
270,000	1.88%, 06/01/2014	274,388
3,755,000	1.88%, 08/01/2031(a)	3,984,994

		16,748,875

Utilities — 2.91%
1,372,125	Bruce Mansfield Unit 6.85%, 06/01/2034	1,466,459
920,000	Calpine Corp(d)(i)(j) 0.00%, 07/15/2010	0
	Dynegy Holdings LLC(k)
180,000	7.13%, 05/15/2018	117,900
415,000	7.63%, 10/15/2026	271,825
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	931,568
2,000,000	6.00%, 02/02/2018(a)	1,767,570
3,500,000	4.90%, 10/01/2019(a)	2,845,150
	Energy Future Holdings Corp
395,000	5.55%, 11/15/2014	289,337
1,010,000	6.50%, 11/15/2024	530,250
1,225,000	6.55%, 11/15/2034	612,500
2,180,000	NGC Corp Capital Trust I 8.32%, 06/01/2027(c)(k)	566,800
1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(a) 11.50%, 10/01/2020	815,625
1,000,000	White Pine Hydro Portfolio LLC(a) 7.26%, 07/20/2015(c)	904,860

		11,119,844

TOTAL BONDS AND NOTES — 86.95% (Cost $303,901,989)		$331,706,373

Shares

COMMON STOCK
Basic Materials — 0.67%
26,521	PPG Industries Inc	2,540,712

		2,540,712

Communications — 0.19%
51,679	Corning Inc	727,640

Consumer, Non-cyclical — 2.07%
84,901	Valeant Pharmaceuticals International Inc (l)	4,558,335
81,282	Vertex Pharmaceuticals Inc (l)	3,333,375

		7,891,710

Shares		Value

Energy — 0.25%
42,007	Chesapeake Energy Corp	$973,302

Industrial — 0.16%
26,029	Owens-Illinois Inc (l)	607,517

TOTAL COMMON STOCK — 3.34% (Cost $7,537,616)		$12,740,881

PREFERRED STOCK
Communications — 0.35%
1,650	Lucent Technologies Capital Trust I	1,328,250

Consumer, Cyclical — 1.65%
96,030	General Motors Co	4,015,255
17,850	Goodyear Tire & Rubber Co	739,659
32,425	Newell Financial Trust I	1,532,081

		6,286,995

Energy — 0.37%
415	Chesapeake Energy Corp	38,180
30,000	El Paso Energy Capital Trust I	1,374,375

		1,412,555

Financial — 0.97%
1,363	Ally Financial Inc (a)	1,135,507
1,484	Bank of America Corp	1,452,465
3,200	Health Care REIT Inc	167,400
10,955	SLM Corp	501,191
9,608	Sovereign Capital Trust IV	459,983

		3,716,546

Utilities — 0.37%
5,650	AES Trust III	282,853
10	MDU Resources Group Inc	981
2,255	New York State Electric & Gas Corp	198,463
25,000	Southern California Edison Co	600,250
3,600	Union Electric Co	323,100

		1,405,647

TOTAL PREFERRED STOCK — 3.71% (Cost $13,099,044)		$14,149,993

Principal Amount

SHORT TERM INVESTMENTS
$ 10,000,000	Federal Home Loan Bank(m) 0.00%, 04/12/2012	9,999,983
7,800,000	Federal Home Loan Mortgage Corp(m) 0.00%, 04/02/2012	7,800,000

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

TOTAL SHORT TERM INVESTMENTS — 4.67% (Cost $17,799,983)		$17,799,983

SECURITIES LENDING COLLATERAL
$ 704,480	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $704,480 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$704,480

Securities Lending Collateral — (continued)
TOTAL SECURITIES LENDING COLLATERAL — 0.18% (Cost $704,480)	$704,480

TOTAL INVESTMENTS — 98.85% (Cost $343,043,112)	$377,101,710

OTHER ASSETS & LIABILITIES, NET — 1.15%	$4,378,879

TOTAL NET ASSETS — 100.00%	$381,480,589

(a)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $42,119,344 and $44,760,938, respectively, representing 11.73% of net assets.
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $17,845,340 and $14,649,272, respectively, representing 3.84% of net assets.
(d)	Security in default on interest payments during the last 12 months. At March 30, 2012, the aggregate market value on the securities was $2,396,541, representing 0.63%% of net assets.
(e)	Security in bankruptcy at March 30, 2012.
(f)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(g)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Security has no market value at March 30, 2012.
(j)	Domestic security is fair valued at March 30, 2012.
(k)	Security in default, some interest payments received during the last 12 months. At March 30, 2012, the aggregate market value on the securities was $956,525, representing 0.25% of net assets.
(l)	Non-income producing security
(m)	The security’s yield to maturity was less than 0.01%

REIT	Real Estate Investment Trust

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Obligations	$—	$505,904	$—	$505,904
Corporate Bonds and Notes	—	261,964,700	2,256,296	264,220,996
Foreign Government Obligations	—	62,684,868	—	62,684,868
Municipal Bonds and Notes	—	4,294,605	—	4,294,605
Equity Investments:
Domestic Common Stock	8,182,546	—	—	8,182,546
Foreign Common Stock	4,558,335	—	—	4,558,335
Preferred Stock	1,623,004	12,526,989	—	14,149,993
Securities Lending Collateral	—	704,480	—	704,480
Short-Term Investments	—	17,799,983	—	17,799,983

Total Investments(a)	$14,363,885	$360,481,529	$2,256,296	$377,101,710

(a) Further	breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description	Corporate Bonds and Notes(a)
Beginning Balance, January 1, 2012	$2,430,113
Total realized gain (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-
Total unrealized gain (loss) relating to instruments still held at reporting date	4,224
Purchases	-
Sales	-
Settlements	(212,775)
Amortization	34,734
Transfers into Level 3	-
Transfers out of Level 3	-

Ending Balance, March 30, 2012	$2,256,296

(a)Security valued by pricing service based off of unadjusted single broker quotes.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $343,044,001. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $44,438,758 and gross depreciation of securities in which there was an excess of tax cost over value of $10,381,049 resulting in net appreciation of $34,057,709.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $686,937 and received collateral of $704,480 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.87%
112,804	Horsehead Holding Corp (a)	$1,284,838
19,381	Minerals Technologies Inc	1,267,711
53,824	Olin Corp	1,170,672
28,340	Reliance Steel & Aluminum Co	1,600,643
40,586	WR Grace & Co (a)	2,345,871
44,173	Zep Inc	636,091

		8,305,826

Communications — 4.12%
32,663	ADTRAN Inc	1,018,759
34,121	General Cable Corp (a)	992,239
133,785	Harmonic Inc (a)	731,804
19,665	IAC/InterActiveCorp	965,355
36,059	John Wiley & Sons Inc Class A	1,716,048
12,338	Liberty Media Corp - Liberty Capital Class A (a)	1,087,595
40,553	Netgear Inc (a)	1,549,124
65,946	Perficient Inc (a)	792,011

		8,852,935

Consumer, Cyclical — 12.69%
107,781	Callaway Golf Co (b)	728,600
21,288	Casey’s General Stores Inc	1,180,632
35,729	Cash America International Inc	1,712,491
20,853	Churchill Downs Inc	1,165,683
52,533	Commercial Vehicle Group Inc (a)	641,428
18,611	Core-Mark Holding Co Inc	761,934
17,406	Cracker Barrel Old Country Store Inc	971,255
106,755	Dana Holding Corp	1,654,702
82,933	Fred’s Inc Class A	1,211,651
26,231	Genesco Inc (a)	1,879,451
191,600	HOT Topic Inc	1,944,740
21,782	HSN Inc	828,369
66,368	La-Z-Boy Inc (a)	992,865
51,026	Marriott Vacations Worldwide Corp (a)	1,454,751
68,508	Rush Enterprises Inc Class A (a)	1,453,740
107,077	Sally Beauty Holdings Inc (a)	2,655,510
46,314	Scansource Inc (a)	1,728,438
22,257	Six Flags Entertainment Corp	1,040,960
34,578	Tenneco Inc (a)	1,284,573
35,283	Wesco Aircraft Holdings Inc (a)(b)	571,585
29,313	Wyndham Worldwide Corp	1,363,348

		27,226,706

Consumer, Non-cyclical — 16.91%
77,198	ACCO Brands Corp (a)	958,027
35,905	Arbitron Inc	1,327,767
60,922	Avis Budget Group Inc (a)	862,046
126,210	Convergys Corp (a)	1,684,904
29,486	Corn Products International Inc	1,699,868
109,519	DFC Global Corp (a)	2,066,624
60,224	Euronet Worldwide Inc (a)	1,258,079
49,617	H&E Equipment Services Inc (a)	938,754

Shares		Value

Consumer, Non-cyclical — (continued)
38,785	Hanger Orthopedic Group Inc (a)	$847,840
54,918	Impax Laboratories Inc (a)	1,349,884
28,677	J&J Snack Foods Corp	1,504,395
36,724	Jarden Corp	1,477,407
105,380	KAR Auction Services Inc (a)	1,708,210
43,753	Kelly Services Inc Class A	699,610
89,880	Live Nation Entertainment Inc (a)	844,872
65,491	McGrath Rentcorp	2,102,916
22,652	Mednax Inc (a)	1,684,629
34,279	Rent-A-Center Inc	1,294,032
87,727	Rollins Inc	1,866,831
70,068	Spartan Stores Inc	1,269,632
71,096	Standard Parking Corp (a)	1,457,468
28,519	SurModics Inc (a)	438,337
24,855	Team Inc (a)	769,262
21,120	Teleflex Inc	1,291,488
31,961	WellCare Health Plans Inc (a)	2,297,357
39,971	Wright Express Corp (a)	2,587,323

		36,287,562

Energy — 4.24%
21,862	Berry Petroleum Co Class A	1,030,356
67,729	Cloud Peak Energy Inc (a)	1,078,923
86,347	Energy Partners Ltd (a)	1,434,224
57,423	Helix Energy Solutions Group Inc (a)	1,022,129
23,279	Lufkin Industries Inc	1,877,451
29,945	Oceaneering International Inc	1,613,736
73,983	SunCoke Energy Inc (a)(b)	1,051,299

		9,108,118

Financial — 24.80%
46,914	American Campus Communities Inc REIT	2,097,994
102,016	Ares Capital Corp	1,667,962
114,127	BancorpSouth Inc	1,537,291
36,922	BankUnited Inc	923,050
105,012	BioMed Realty Trust Inc REIT	1,993,128
108,285	Capitol Federal Financial Inc	1,284,260
122,765	Cathay General Bancorp	2,172,940
32,855	City National Corp	1,723,902
154,673	CubeSmart REIT	1,840,609
84,583	CVB Financial Corp (b)	993,004
62,183	DuPont Fabros Technology Inc REIT (b)	1,520,374
76,195	Employers Holdings Inc	1,349,413
142,452	Fifth Street Finance Corp (b)	1,390,332
103,073	First Financial Bancorp	1,783,163
62,852	HCC Insurance Holdings Inc	1,959,097
316,747	Hersha Hospitality Trust REIT	1,729,439
22,769	Home Properties Inc REIT	1,389,137
30,564	Iberiabank Corp	1,634,257
51,179	MarketAxess Holdings Inc	1,908,465
26,286	Mid-America Apartment Communities Inc REIT	1,761,951
57,459	National Retail Properties Inc REIT	1,562,310

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
82,599	Omega Healthcare Investors Inc REIT	$1,756,055
49,376	Pinnacle Financial Partners Inc (a)	906,050
506,254	Popular Inc (a)	1,037,821
32,479	Potlatch Corp REIT	1,017,892
22,677	ProAssurance Corp	1,998,070
34,638	Prosperity Bancshares Inc	1,586,420
26,758	Reinsurance Group of America Inc	1,591,298
29,531	Signature Bank (a)	1,861,634
34,850	Sovran Self Storage Inc REIT	1,736,576
52,360	Stifel Financial Corp (a)	1,981,302
58,113	UDR Inc REIT	1,552,198
55,452	Wintrust Financial Corp	1,984,627

		53,232,021

Industrial — 18.13%
34,545	Actuant Corp Class A	1,001,460
27,897	Alamo Group Inc	838,584
75,065	Albany International Corp Class A	1,722,742
78,482	Altra Holdings Inc (a)	1,506,854
28,289	Armstrong World Industries Inc	1,379,654
28,510	AZZ Inc	1,472,256
15,614	Belden Inc	591,927
14,710	Cognex Corp	623,116
73,965	Darling International Inc (a)	1,288,470
12,113	DXP Enterprises Inc (a)	526,794
56,089	EnerSys (a)	1,943,484
23,473	Genesee & Wyoming Inc Class A (a)	1,281,156
29,212	Global Power Equipment Group Inc (a)	809,172
64,253	Griffon Corp	687,507
19,533	Haynes International Inc	1,237,416
71,443	II-VI Inc (a)	1,689,627
37,115	John Bean Technologies Corp	601,263
23,484	Kirby Corp (a)	1,545,012
22,559	Koppers Holdings Inc	869,875
19,658	Leggett & Platt Inc	452,331
32,748	Littelfuse Inc	2,053,300
67,628	Methode Electronics Inc	627,588
10,675	Middleby Corp (a)	1,080,096
70,280	Movado Group Inc	1,725,374
45,234	MYR Group Inc (a)	807,879
41,566	Old Dominion Freight Line Inc (a)	1,981,451
24,074	Raven Industries Inc	1,468,755
34,195	RBC Bearings Inc (a)	1,577,415
42,578	Rofin-Sinar Technologies Inc (a)	1,122,782
24,221	Rogers Corp (a)	938,564
10,779	Wabtec Corp	812,413
49,084	Waste Connections Inc	1,596,703
41,974	Werner Enterprises Inc	1,043,474

		38,904,494

Technology — 5.34%
112,013	Brocade Communications Systems Inc (a)	644,075
62,521	GSI Group Inc (a)	754,003

Shares		Value

Technology — (continued)
188,721	Lattice Semiconductor Corp (a)	$1,213,476
64,806	Monotype Imaging Holdings Inc (a)	965,609
31,123	Progress Software Corp (a)	735,125
51,239	QLogic Corp (a)	910,005
56,590	Semtech Corp (a)	1,610,551
39,958	Skyworks Solutions Inc (a)	1,104,839
82,046	SS&C Technologies Holdings Inc (a)	1,914,133
95,368	Teradyne Inc (a)	1,610,766

		11,462,582

Utilities — 3.18%
43,978	Allete Inc	1,824,647
12,837	ITC Holdings Corp	987,679
46,445	Middlesex Water Co	877,346
19,183	NorthWestern Corp	680,229
40,889	UGI Corp	1,114,225
38,340	UIL Holdings Corp	1,332,699

		6,816,825

TOTAL COMMON STOCK — 93.28% (Cost $151,921,048)		$200,197,069

EXCHANGE TRADED FUND
Funds — 3.71%
96,000	iShares Russell 2000 Index Fund(b)
		7,953,600

TOTAL EXCHANGE TRADED FUND— 3.71% (Cost $7,621,747)		$7,953,600

Principal Amount
WARRANTS
$ 13,004	Magnum Hunter Resources (a)(b)(c)(d)	0

TOTAL WARRANTS — 0.00% (Cost $199)		$0

SHORT TERM INVESTMENTS
6,299,999	Federal Home Loan Mortgage Corp
	0.00%, 04/02/2012(e)	6,299,999

TOTAL SHORT TERM INVESTMENTS — 2.93% (Cost $6,299,999)		$6,299,999

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 3,399,597	Undivided interest of 6.04% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $3,399,597 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$3,399,597

3,399,598	Undivided interest of 5.97% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $3,399,598 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	3,399,598

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 3,399,597	Undivided interest of 6.38% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $3,399,597 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	$3,399,597

998,701	Undivided interest of 3.88% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $998,701 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	998,701

TOTAL SECURITIES LENDING COLLATERAL — 5.22% (Cost $11,197,493)		$11,197,493

TOTAL INVESTMENTS — 105.14% (Cost $177,040,486)		$225,648,161

OTHER ASSETS & LIABILITIES, NET — (5.14)%		$(11,034,553)

TOTAL NET ASSETS — 100.00%		$214,613,608

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Security has no market value at March 30, 2012.
(d)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $199 and $0, respectively, representing 0.00% of net assets.
(e)	The security’s yield to maturity was less than 0.01%
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Derivative Investments:
Warrants	Close price, bids, evaluated bids

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	000000000000	000000000000	000000000000	000000000000
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$198,080,325	$—	$—	$198,080,325
Exchange Traded Funds	7,953,600	—	—	7,953,600
Foreign Common Stock	2,116,744	—	—	2,116,744
Derivative Investments:
Warrants(a)	—	—	—	0
Securities Lending Collateral	—	11,197,493	—	11,197,493
Short Term Investments	—	6,299,999	—	6,299,999

Total	$208,150,669	$17,497,492	$0	$225,648,161

Total Investments(b)	$208,150,669	$17,497,492	$0	$225,648,161

(a) Security	had no market value since the beginning of the period; therefore, level 3 roll forward detail has been excluded.

(b) Further	breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Illiquid Securities

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $177,461,511. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $51,299,710 and gross depreciation of securities in which there was an excess of tax cost over value of $3,113,060 resulting in net appreciation of $48,186,650.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $10,923,851 and received collateral of $11,197,493 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 12.84%
36,040	Air Liquide SA (a)	$4,806,250
66,693	Akzo Nobel NV (a)	3,939,594
56,312	Bayer AG (a)	3,960,382
611	Givaudan SA (a)	588,825
43,231	Linde AG (a)	7,755,042
56,210	Rio Tinto PLC (a)	3,115,088
97,600	Shin-Etsu Chemical Co Ltd (a)	5,679,331

		29,844,512

Communications — 6.14%
1,086,000	China Unicom Hong Kong Ltd (a)	1,827,488
60,000	HTC Corp (a)	1,225,181
52,891	MTN Group Ltd (a)	932,643
619	NTT DoCoMo Inc (a)(b)	1,029,459
323,604	Singapore Telecommunications Ltd (a)	812,392
89,390	Tim Participacoes SA ADR	2,883,721
51,682	Wolters Kluwer NV (a)	979,108
334,762	WPP PLC (a)	4,574,538

		14,264,530

Consumer, Cyclical — 9.99%
38,145	Burberry Group PLC (a)	913,880
19,599	Cie Financiere Richemont SA Class A (a)	1,228,472
430,870	Compass Group PLC (a)	4,513,559
15,500	Delphi Automotive PLC (c)	489,800
109,200	Denso Corp (a)	3,689,748
52,930	Hennes & Mauritz AB Class B (a)	1,913,383
83,700	Honda Motor Co Ltd (a)	3,223,639
67,000	Lawson Inc (a)	4,220,789
1,320,400	Li & Fung Ltd (a)	3,021,815

		23,215,085

Consumer, Non-cyclical — 21.37%
68,665	Beiersdorf AG (a)	4,479,788
72,000	Danone (a)	5,022,433
185,005	Diageo PLC (a)	4,452,631
717,097	Hays PLC (a)	969,694
137,021	Heineken NV	7,615,933
20,606	Merck KGaA (a)	2,280,271
111,469	Nestle SA (a)	7,013,247
42,453	Pernod-Ricard SA (a)	4,438,707
82,407	Randstad Holding NV (a)	3,113,407
60,451	Reckitt Benckiser Group PLC (a)	3,419,202
21,358	Roche Holding AG (a)	3,716,940
11,273	Sonova Holding AG (a)	1,252,461
6,355	Synthes Inc (a)(d)	1,102,426
151,670	TESCO PLC (a)	800,390

		49,677,530

Shares		Value

Diversified — 2.68%
36,267	LVMH Moet Hennessy Louis Vuitton SA (a)	$6,241,016

Energy — 5.16%
80,633	BG Group PLC (a)	1,868,951
643,000	CNOOC Ltd (a)	1,316,204
643	Inpex Corp (a)	4,372,086
126,777	Royal Dutch Shell PLC Class A (a)	4,433,125

		11,990,366

Financial — 20.25%
591,400	AIA Group Ltd (a)	2,171,099
305,775	Banco Santander SA (a)	2,351,438
435,863	Barclays PLC (a)	1,642,171
332,100	BM&FBovespa SA	2,035,772
30,085	Deutsche Boerse AG (a)	2,025,733
833,659	HSBC Holdings PLC (a)	7,403,349
86,170	ICICI Bank Ltd Sponsored ADR	3,004,748
498,917	ING Groep NV (a)(c)	4,155,032
114,102	Julius Baer Group Ltd (a)	4,607,226
10,115	Komercni Banka AS (a)	2,028,686
229,211	QBE Insurance Group Ltd (a)(b)	3,363,666
178,311	Standard Chartered PLC (a)	4,451,261
27,166	Swiss Re AG (a)(c)	1,734,813
245,781	UBS AG (a)(c)	3,444,563
116,230	Westpac Banking Corp (a)	2,638,285

		47,057,842

Industrial — 10.03%
65,240	Canadian National Railway Co	5,182,013
16,800	FANUC Corp (a)	3,009,135
618,000	Hon Hai Precision Industry Co Ltd (a)(c)	2,405,976
119,000	Hoya Corp (a)	2,687,286
77,423	Legrand SA (a)	2,850,968
74,353	Schneider Electric SA (a)	4,864,261
138,068	Smiths Group PLC (a)	2,321,679

		23,321,318

Technology — 9.71%
155,784	Amadeus IT Holding SA Class A (a)	2,942,775
72,850	Canon Inc (a)	3,484,857
15,023	Dassault Systemes SA (a)	1,383,419
33,360	Infosys Ltd Sponsored ADR (b)	1,902,521
6,999	Samsung Electronics Co Ltd GDR (a)(b)(d)	3,952,202
68,063	SAP AG (a)	4,753,931
270,957	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,140,223

		22,559,928

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Utilities — 0.48%
22,997	Red Electrica Corp SA (a)	$1,125,524

TOTAL COMMON STOCK — 98.65% (Cost $198,277,553)		$229,297,651

Principal Amount
SHORT TERM INVESTMENTS
$ 2,400,000	Federal Home Loan Mortgage Corp
	0.00%, 04/02/2012(e)	2,400,000

TOTAL SHORT TERM INVESTMENTS — 1.03% (Cost $2,400,000)		$2,400,000

SECURITIES LENDING COLLATERAL
715,016	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $715,016 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	715,016

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,673	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,673 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$999,673

999,673	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $999,673 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	999,673

TOTAL SECURITIES LENDING COLLATERAL — 1.17% (Cost $2,714,362)		$2,714,362

TOTAL INVESTMENTS — 100.85% (Cost $203,391,915)		$234,412,013

OTHER ASSETS & LIABILITIES, NET — (0.85)%		$(1,983,209)

TOTAL NET ASSETS — 100.00%		$232,428,804

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Non-income producing security
(d)	Restricted security; at March 30, 2012, the aggregate cost and fair value of the securities was $3,085,387 and $5,054,628, respectively, representing 2.17% of net assets.
(e)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Summary of Investments by Country as of March 30, 2012.

Country	Value	Percentage of Portfolio Investments

Australia	$6,001,951	2.56%
Brazil	4,919,493	2.10
Canada	5,182,013	2.21
China	1,316,204	0.56
Czech Republic	2,028,686	0.87
France	29,607,054	12.63
Germany	25,255,147	10.77
Hong Kong	7,020,402	2.99
India	4,907,269	2.09
Ireland	4,574,538	1.95
Japan	31,396,330	13.39
Netherlands	24,236,199	10.34
Singapore	812,392	0.35
South Africa	932,643	0.40
South Korea	3,952,202	1.69
Spain	6,419,737	2.74
Sweden	1,913,383	0.82
Switzerland	23,586,547	10.06
Taiwan	7,771,380	3.32
United Kingdom	36,361,655	15.51
United States	6,216,788	2.65

Total	$234,412,013	100.00%

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period. As of March 30, 2012, the following securities recognized transfers between valuation levels.

Security	Market Value of Transfer	Reason for Transfer

Komercni Banka AS	$2,028,686	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$—	$1,102,426	$—	$1,102,426
Foreign Common Stock	27,254,731	200,940,494	—	228,195,225
Securities Lending Collateral	—	2,714,362	—	2,714,362
Short Term Investments	—	2,400,000	—	2,400,000

Total	$27,254,731	$207,157,282	$0	$234,412,013

Total Investments(a)	$27,254,731	$207,157,282	$0	$234,412,013

(a) Further	breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $208,048,637. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $37,631,992 and gross depreciation of securities in which there was an excess of tax cost over value of $11,268,616 resulting in net appreciation of $26,363,376.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The security is also included in the Schedule of Investments. As of March 30, 2012 the Portfolio had securities on loan valued at $2,595,675 and received collateral of $2,714,362 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 5.10%
56,303	Bayer AG (a)	$3,959,749
13,614	Brenntag AG (a)	1,666,876
2,874	Givaudan SA (a)	2,769,696
46,700	Shin-Etsu Chemical Co Ltd (a)	2,717,467
55,871	Symrise AG (a)	1,616,532

		12,730,320

Communications — 14.16%
496,000	China Unicom Hong Kong Ltd (a)	834,654
1,395	Fuji Media Holdings Inc (a)	2,408,451
1,300	KDDI Corp (a)(b)	8,458,513
199,258	Koninklijke KPN NV (a)	2,192,553
14,140	Nippon Television Network Corp (a)	2,274,215
1,501	NTT DoCoMo Inc (a)(b)	2,496,313
133,200	Pearson PLC (a)	2,480,598
256,536	TDC A/S (a)	1,868,732
1,198,168	Telecom Italia SpA (a)	1,176,518
370,598	Telefonaktiebolaget LM Ericsson Class B (a)	3,834,730
80,931	UBM PLC (a)	810,041
2,369,074	Vodafone Group PLC (a)	6,532,779

		35,368,097

Consumer, Cyclical — 5.11%
390,650	Compass Group PLC (a)	4,092,236
7,750	Daiei Inc (a)(b)(c)	25,244
742,089	Esprit Holdings Ltd (a)	1,498,521
52,600	Lawson Inc (a)	3,313,634
7,500	Nintendo Co Ltd (a)	1,139,137
17,900	Sankyo Co Ltd (a)	880,905
17,730	USS Co Ltd (a)(b)	1,803,268

		12,752,945

Consumer, Non-cyclical — 31.13%
130,578	Brambles Ltd (a)	960,716
131,635	British American Tobacco PLC (a)	6,629,959
209,028	Bunzl PLC (a)	3,358,177
100,278	Danone (a)	6,994,993
285,255	GlaxoSmithKline PLC (a)	6,374,779
142,584	Heineken NV	7,925,137
20,700	Hisamitsu Pharmaceutical Co Inc (a)(b)	982,837
1,031	Japan Tobacco Inc (a)	5,835,932
227,700	Kao Corp (a)(b)	6,004,492
45,300	Kobayashi Pharmaceutical Co Ltd (a)(b)	2,269,406
50,500	Kose Corp (a)	1,146,189
20,400	Miraca Holdings Inc (a)	798,900
121,769	Nestle SA (a)	7,661,288
40,700	Nihon Kohden Corp (a)	1,094,687
68,291	Reckitt Benckiser Group PLC (a)	3,862,645
43,566	Rhoen Klinikum AG (a)	874,660
33,806	Roche Holding AG (a)	5,883,270
40,829	Sanofi (a)	3,168,001
49,500	Santen Pharmaceutical Co Ltd (a)	2,116,669

Shares		Value

Consumer, Non-cyclical — (continued)
140,062	Smith & Nephew PLC (a)	$1,418,204
13,811	Synthes Inc (a)(d)	2,395,846

		77,756,787

Energy — 6.03%
853,478	BP PLC (a)	6,355,360
377,143	Cairn Energy PLC (a)(c)	1,952,892
193,522	Royal Dutch Shell PLC Class A (a)	6,767,056

		15,075,308

Financial — 16.34%
140,871	Amlin PLC (a)	743,154
144,291	Catlin Group Ltd (a)	937,723
122,000	Chiba Bank Ltd (a)	781,639
621,000	Daiwa Securities Group Inc (a)	2,474,488
189,740	Deutsche Wohnen AG (a)	2,804,314
206,336	DNB ASA (a)	2,654,777
9,962	Euler Hermes SA (a)	782,717
61,961	GSW Immobilien AG (a)(c)	2,141,135
125,000	Hachijuni Bank Ltd (a)	739,676
275,590	Hiscox Ltd (a)	1,745,931
634,576	HSBC Holdings PLC (a)	5,635,383
324,119	ING Groep NV (a)(c)	2,699,296
111,359	Jardine Lloyd Thompson Group PLC (a)	1,243,080
182,000	Joyo Bank Ltd (a)	836,386
27,298	Julius Baer Group Ltd (a)	1,102,242
10,348	Jyske Bank A/S (a)(c)	327,876
9,783	Muenchener Rueckversicherungs AG (a)	1,475,294
145,800	Sapporo Hokuyo Holdings Inc (a)	540,368
110,091	SNS REAAL NV (a)(c)	281,242
74,900	Sumitomo Mitsui Financial Group Inc (a)	2,479,021
50,709	Swiss Re AG (a)(c)	3,238,262
18,199	Sydbank A/S (a)(c)	331,628
318,553	UniCredit SpA (a)	1,595,267
82,918	Unione di Banche Italiane SCPA (a)	351,472
10,665	Zurich Financial Services AG (a)	2,866,505

		40,808,876

Industrial — 7.90%
904,620	Cobham PLC (a)	3,316,607
8,667	Geberit AG (a)	1,810,957
53,600	Glory Ltd (a)	1,175,502
262,284	Halma PLC (a)	1,596,940
221,500	Konica Minolta Holdings Inc (a)	1,954,458
75,108	Legrand SA (a)	2,765,722
10,670	Schindler Holding AG (a)	1,283,454
52,729	Spectris PLC (a)	1,520,524
158,000	Venture Corp Ltd (a)	1,073,905
207,800	Yamato Holdings Co Ltd (a)	3,227,792

		19,725,861

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Technology — 7.76%
159,174	Amadeus IT Holding SA Class A (a)	$3,006,812
24,587	ASM International NV (a)(c)	946,544
111,020	Asustek Computer Inc (a)	1,051,214
164,284	Computershare Ltd (a)	1,533,581
34,882	Neopost SA (a)	2,245,060
117,200	Nomura Research Institute Ltd (a)(b)	2,928,339
9,830	Obic Co Ltd (a)	1,998,921
2,500	Samsung Electronics Co Ltd (a)	2,820,138
186,150	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,844,372

		19,374,981

TOTAL COMMON STOCK — 93.53% (Cost $203,764,533)		$233,593,175

PREFERRED STOCK
Consumer, Non-cyclical — 2.01%
68,409	Henkel AG & Co KGaA (a)	5,013,286

TOTAL PREFERRED STOCK — 2.01% (Cost $3,033,054)		$5,013,286

Contract Value

PURCHASED OPTIONS
8,514,047	Euro Dollar Call, strike price 121.25, expiration date March 2013 (c)	194,381
875,781,000	Japanese Yen Put, strike price 84.8, expiration date August 2012 (c)	172,173
156,547,198	Japanese Yen Put, strike price 90.7, expiration date March 2013 (c)	28,581

		395,135

TOTAL PURCHASED OPTIONS — 0.16% (Cost $430,373)		$395,135

Principal Amount

SHORT TERM INVESTMENTS
$ 9,299,999	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(e)	9,299,999

Principal Amount		Value

TOTAL SHORT TERM INVESTMENTS — 3.72% (Cost $9,299,999)		$9,299,999

SECURITIES LENDING COLLATERAL
$ 2,276,535	Undivided interest of 8.84% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $2,276,535 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$2,276,535

4,499,436	Undivided interest of 7.89% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $4,499,436 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	4,499,436

3,999,499	Undivided interest of 7.11% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $3,999,499 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	3,999,499

3,999,499	Undivided interest of 7.50% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $3,999,499 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	3,999,499

TOTAL SECURITIES LENDING COLLATERAL — 5.91% (Cost $14,774,969)		$14,774,969

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

TOTAL INVESTMENTS — 105.33% (Cost $231,302,928)	$263,076,564

OTHER ASSETS & LIABILITIES, NET — (5.33)%	$(13,317,966)

TOTAL NET ASSETS — 100.00%	$249,758,598

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Non-income producing security
(d)	Restricted security; at March 30, 2012, the aggregate cost and fair value of the securities was $1,713,773 and $2,395,846, respectively, representing 0.96% of net assets.
(e)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

Summary of Investments by Country as of March 30, 2012.

Country	Value	Percentage of Portfolio Investments

Australia	$2,494,297	0.95%
Bermuda	2,683,654	1.02
Denmark	2,528,236	0.96
France	17,455,014	6.63
Germany	19,551,846	7.43
Hong Kong	834,654	0.32
Italy	3,123,257	1.19
Japan	65,103,603	24.75
Netherlands	20,811,828	7.91
Norway	2,654,777	1.01
Singapore	1,073,905	0.41
South Korea	2,820,138	1.07
Spain	3,006,812	1.14
Sweden	3,834,730	1.46
Switzerland	26,615,674	10.12
Taiwan	3,895,586	1.48
United Kingdom	58,117,739	22.09
United States	26,470,814	10.06

Total	$263,076,564	100.00%

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Purchased Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows and news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	0000000000	0000000000	0000000000	0000000000
	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$—	$2,395,846	$—	$2,395,846
Foreign Common Stock	10,769,509	220,427,820	—	231,197,329
Preferred Stock	—	5,013,286	—	5,013,286
Derivative Investments:
Purchased Options	—	395,135	—	395,135
Securities Lending Collateral	—	14,774,969	—	14,774,969
Short Term Investments	—	9,299,999	—	9,299,999

Total	$10,769,509	$252,307,055	$0	$263,076,564

Total Investments(a)	$10,769,509	$252,307,055	$0	$263,076,564

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options

As part of its investment strategy the Portfolio purchases options. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $232,645,465. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $41,516,173 and gross depreciation of securities in which there was an excess of tax cost over value of $11,085,074 resulting in net appreciation of $30,431,099.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio purchased call or put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options are used to seek to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Portfolio’s exposure to an underlying instrument. Purchased put options are used to seek to reduce exposure to a decline in the value of Portfolio securities or currency. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

The contract value of options held at March 30, 2012 is higher than the average contract value during the period. As of March 30, 2012, the Portfolio held a contract value of $1,040,842,245. The average contract value outstanding during the period was $930,801,415.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $14,062,337 and received collateral of $14,774,969 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.61%
3,220	Airgas Inc	$286,483
10,572	Cabot Corp	451,213
7,725	Commercial Metals Co	114,484
6,707	Domtar Corp	639,714
7,687	Eastman Chemical Co	397,341
35,675	Huntsman Corp	499,807
14,193	MeadWestvaco Corp	448,357
3,002	Olin Corp	65,294
22,637	Reliance Steel & Aluminum Co	1,278,538

		4,181,231

Communications — 3.28%
2,427	Acme Packet Inc (a)	66,791
18,270	Amdocs Ltd (a)	576,967
9,426	Clear Channel Outdoor Holdings Inc Class A (a)	75,219
52,569	DISH Network Corp Class A	1,731,097
18,095	EchoStar Corp Class A (a)	509,193
6,306	General Cable Corp (a)	183,378
765	Liberty Media Corp - Liberty Capital Class A (a)	67,435
9,323	Pandora Media Inc (a)	95,188
11,128	Polycom Inc (a)	212,211
2,534	Scholastic Corp	89,400
15,515	Telephone & Data Systems Inc	359,172
49,758	Tellabs Inc	201,520
2,165	TIBCO Software Inc (a)	66,032
12,818	United States Cellular Corp (a)	524,641
11,321	VeriSign Inc	434,047
166	Washington Post Co Class B	62,013

		5,254,304

Consumer, Cyclical — 12.95%
11,028	Aeropostale Inc (a)	238,425
11,844	ANN INC (a)	339,212
7,061	AutoNation Inc (a)(b)	242,263
20,927	Barnes & Noble Inc (a)(b)	277,283
53,572	Best Buy Co Inc	1,268,585
19,372	Big Lots Inc (a)	833,383
2,376	Cheesecake Factory Inc (a)	69,831
5,935	Choice Hotels International Inc	221,613
7,055	Cintas Corp	275,992
4,541	Collective Brands Inc (a)	89,276
19,268	Copart Inc (a)	502,317
17,039	Dick’s Sporting Goods Inc	819,235
5,573	Dillard’s Inc Class A	351,210
1,480	Dolby Laboratories Inc Class A (a)	56,329
18,789	Family Dollar Stores Inc	1,188,968
16,924	Federal-Mogul Corp Class A (a)	291,262
19,854	Foot Locker Inc	616,467
5,092	Fossil Inc (a)	672,042
13,023	Harman International Industries Inc	609,607
4,498	HNI Corp	124,819
58,139	Ingram Micro Inc Class A (a)	1,079,060
2,815	JC Penney Co Inc	99,735
3,500	Lennar Corp Class A (b)	95,130

Shares		Value

Consumer, Cyclical — (continued)
6,811	Marriott Vacations Worldwide Corp (a)	$194,182
9,958	MDC Holdings Inc	256,817
28,265	Mohawk Industries Inc (a)	1,879,905
5,359	MSC Industrial Direct Co Inc Class A	446,297
13,611	Oshkosh Corp (a)	315,367
7,430	Polaris Industries Inc	536,074
30,788	Regal Entertainment Group Class A	418,717
6,478	Regis Corp	119,390
77,547	Saks Inc (a)(b)	900,321
766	Sears Holdings Corp (a)(b)	50,747
19,160	Tempur-Pedic International Inc (a)	1,617,679
15,842	Thor Industries Inc	499,973
4,603	Toll Brothers Inc (a)	110,426
8,752	Toro Co	622,355
897	Ulta Salon Cosmetics & Fragrance Inc	83,322
14,525	Watsco Inc	1,075,431
45,289	Wendy’s Co	226,898
6,189	WESCO International Inc (a)	404,204
2,502	Williams-Sonoma Inc	93,775
6,190	WMS Industries Inc (a)	146,889
2,800	Wynn Resorts Ltd	349,664

		20,710,477

Consumer, Non-cyclical — 17.69%
10,711	Alexion Pharmaceuticals Inc (a)	994,623
2,739	Beam Inc	160,423
725	Bio-Rad Laboratories Inc Class A (a)	75,175
1,488	BioMarin Pharmaceutical Inc (a)	50,964
134,550	Boston Scientific Corp (a)(b)	804,609
4,044	Brown-Forman Corp Class B	337,229
31,795	Bunge Ltd	2,176,050
9,999	Community Health Systems Inc (a)	222,378
14,869	Constellation Brands Inc Class A (a)	350,760
13,899	Convergys Corp (a)	185,552
4,171	Covance Inc (a)	198,665
43,842	Coventry Health Care Inc	1,559,460
51,906	Dean Foods Co (a)	628,582
12,608	DENTSPLY International Inc	505,959
32,502	Forest Laboratories Inc (a)	1,127,494
6,922	Green Dot Corp Class A (a)	183,571
1,707	Harris Teeter Supermarkets Inc	68,451
17,999	Health Net Inc (a)	714,920
3,380	Herbalife Ltd	232,612
17,598	Hill-Rom Holdings Inc	587,949
56,928	Hormel Foods Corp	1,680,515
29,789	Humana Inc	2,754,887
3,242	Korn/Ferry International (a)	54,304
11,374	Lancaster Colony Corp (b)	755,916
22,453	Lorillard Inc	2,907,214
28,233	Manpower Inc	1,337,397
8,775	Masimo Corp (a)	205,160
21,230	Molson Coors Brewing Co Class B	960,657

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
4,516	Robert Half International Inc	$136,835
9,751	RR Donnelley & Sons Co (b)	120,815
53,780	SEI Investments Co	1,112,708
2,682	Sirona Dental Systems Inc (a)	138,230
5,712	Smithfield Foods Inc (a)	125,835
59,675	SUPERVALU Inc (b)	340,744
103,256	Tyson Foods Inc Class A	1,977,352
11,331	United Therapeutics Corp (a)	534,030
15,081	Universal Corp	702,775
2,490	Varian Medical Systems Inc (a)	171,710
6,915	Weight Watchers International Inc	533,769
8,251	WellCare Health Plans Inc (a)	593,082

		28,309,361

Diversified — 0.20%
12,193	Leucadia National Corp	318,237

Energy — 6.05%
17,420	Cimarex Energy Co	1,314,687
10,371	Energen Corp	509,735
12,162	Forest Oil Corp (a)	147,403
7,674	HollyFrontier Corp	246,719
40,354	Murphy Oil Corp	2,270,720
1,573	Newfield Exploration Co (a)	54,552
6,759	Northern Oil & Gas Inc (a)	140,182
4,276	Patterson-UTI Energy Inc	73,932
3,366	Plains Exploration & Production Co (a)	143,560
1,074	SEACOR Holdings Inc (a)	102,868
4,076	Sunoco Inc	155,499
65,793	Tesoro Corp (a)	1,765,884
2,427	Ultra Petroleum Corp (a)	54,923
1,831	Unit Corp (a)	78,294
101,472	Valero Energy Corp	2,614,933

		9,673,891

Financial — 30.37%
2,074	Alexandria Real Estate Equities Inc REIT	151,672
3,164	Allied World Assurance Co Holdings AG	217,272
9,010	American Capital Ltd (a)	78,117
14,249	American Financial Group Inc	549,726
4,113	American National Insurance Co	298,275
16,850	Ameriprise Financial Inc	962,640
2,390	Arch Capital Group Ltd (a)	89,004
44,432	Aspen Insurance Holdings Ltd	1,241,430
15,721	Assurant Inc	636,700
17,869	AvalonBay Communities Inc REIT	2,525,783
2,348	Axis Capital Holdings Ltd	77,883
2,805	BankUnited Inc	70,125
16,606	Boston Properties Inc REIT	1,743,464
8,482	BRE Properties Inc REIT	428,765
10,066	CBRE Group Inc Class A (a)	200,917
6,856	Cincinnati Financial Corp	236,601
11,049	CIT Group Inc (a)	455,661
10,344	City National Corp	542,750

Shares		Value

Financial — (continued)
20,889	CNA Financial Corp	$612,674
15,841	Comerica Inc	512,615
50,144	Discover Financial Services	1,671,801
10,510	East West Bancorp Inc	242,676
18,068	Equity Residential REIT	1,131,418
13,407	Everest Re Group Ltd	1,240,416
10,398	Federal Realty Investment Trust REIT	1,006,422
27,233	Federated Investors Inc Class B (b)	610,291
7,609	Fidelity National Financial Inc Class A	137,190
47,254	Fifth Third Bancorp	663,919
9,419	First American Financial Corp	156,638
818	First Citizens BancShares Inc Class A	149,440
14,072	First Niagara Financial Group Inc	138,468
16,807	FirstMerit Corp	283,366
77,083	Fulton Financial Corp	809,371
10,841	Genworth Financial Inc Class A (a)	90,197
13,798	Greenhill & Co Inc	602,145
6,047	Hanover Insurance Group Inc	248,653
13,816	HCP Inc REIT	545,179
6,006	Health Care REIT Inc REIT	330,090
2,606	Hospitality Properties Trust REIT	68,981
19,147	Host Hotels & Resorts Inc REIT	314,394
99,847	Hudson City Bancorp Inc	729,882
3,958	Jones Lang LaSalle Inc	329,741
52,585	KeyCorp	446,972
11,787	Legg Mason Inc	329,211
6,000	Liberty Property Trust REIT	214,320
32,761	Lincoln National Corp	863,580
16,040	M&T Bank Corp	1,393,555
9,311	Mercury General Corp	407,263
2,077	NASDAQ OMX Group Inc (a)	53,794
4,503	National Retail Properties Inc REIT	122,437
46,168	New York Community Bancorp Inc	642,197
119,846	Old Republic International Corp	1,264,375
1,355	PartnerRe Ltd	91,991
4,725	Piedmont Office Realty Trust Inc REIT Class A	83,869
36,583	Plum Creek Timber Co Inc REIT	1,520,389
189,217	Popular Inc (a)	387,895
18,069	Potlatch Corp REIT	566,282
51,804	ProLogis Inc REIT	1,865,980
3,464	Prosperity Bancshares Inc	158,651
22,133	Protective Life Corp	655,579
22,928	Raymond James Financial Inc	837,560
33,287	Rayonier Inc REIT	1,467,624
15,209	Realty Income Corp REIT	589,045
28,782	Regency Centers Corp REIT	1,280,223
27,770	Reinsurance Group of America Inc	1,651,482
19,496	Senior Housing Properties Trust REIT	429,887
2,926	StanCorp Financial Group Inc	119,790
68,039	SunTrust Banks Inc	1,644,503
6,499	SVB Financial Group (a)	418,146
6,039	T Rowe Price Group Inc	394,347
9,010	Taubman Centers Inc REIT	657,279

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Financial — (continued)
25,335	TCF Financial Corp	$301,233
11,483	UDR Inc REIT	306,711
88,164	Unum Group	2,158,255
9,787	Validus Holdings Ltd	302,908
5,876	Valley National Bancorp (b)	76,094
4,504	Waddell & Reed Financial Inc Class A	145,975
14,113	Washington Federal Inc	237,381
33,066	WR Berkley Corp	1,194,344
7,895	XL Group PLC	171,243

		48,585,122

Industrial — 7.89%
19,276	AGCO Corp (a)	910,020
8,249	Alliant Techsystems Inc	413,440
4,514	Aptargroup Inc	247,232
4,388	Armstrong World Industries Inc	214,003
11,998	BE Aerospace Inc (a)	557,547
1,485	CLARCOR Inc	72,899
1,040	Eaton Corp	51,823
2,124	Esterline Technologies Corp (a)	151,781
22,949	Fortune Brands Home & Security Inc (a)	506,484
5,782	Graco Inc	306,793
12,652	Harsco Corp	296,816
11,657	L-3 Communications Holdings Inc	824,966
26,773	Leggett & Platt Inc (b)	616,047
11,548	Lincoln Electric Holdings Inc	523,355
23,623	Manitowoc Co Inc (a)	327,415
20,236	National Instruments Corp	577,131
8,522	Packaging Corp of America	252,166
8,059	Rockwell Automation Inc	642,302
11,464	Sealed Air Corp	221,370
2,996	Silgan Holdings Inc	132,423
8,626	Sonoco Products Co	286,383
5,590	Tech Data Corp (a)	303,313
6,614	Terex Corp (a)	148,815
14,714	Textron Inc	409,491
15,659	Trinity Industries Inc	515,964
13,678	URS Corp	581,588
79,835	Vishay Intertechnology Inc (a)	970,794
62,500	Werner Enterprises Inc	1,553,750

		12,616,111

Technology — 7.14%
43,685	Activision Blizzard Inc	560,042
19,745	Acxiom Corp (a)	289,856
11,087	Autodesk Inc (a)	469,202
2,998	BMC Software Inc (a)	120,400
30,004	Brocade Communications Systems Inc (a)	172,523
22,302	Cadence Design Systems Inc (a)	264,056
14,955	Computer Sciences Corp	447,753
4,609	Diebold Inc	177,539
64,916	Integrated Device Technology Inc (a)	464,149
20,482	Intuit Inc	1,231,583

Shares		Value

Technology — (continued)
10,783	Lexmark International Inc Class A (b)	$358,427
30,376	LSI Corp (a)	263,664
2,551	Mantech International Corp Class A	87,907
13,033	Marvell Technology Group Ltd (a)	205,009
30,134	Mentor Graphics Corp (a)	447,791
42,788	QLogic Corp (a)	759,915
37,353	Quest Software Inc (a)	869,204
7,499	Riverbed Technology Inc (a)	210,572
17,866	Seagate Technology PLC	481,489
36,954	Synopsys Inc (a)	1,133,009
55,694	Western Digital Corp (a)	2,305,174
12,562	Xerox Corp	101,501

		11,420,765

Utilities — 10.90%
67,357	Ameren Corp	2,194,491
7,403	American Water Works Co Inc	251,924
19,243	Consolidated Edison Inc	1,124,176
21,928	DTE Energy Co	1,206,698
21,056	Entergy Corp	1,414,963
5,420	Exelon Corp	212,518
11,435	Great Plains Energy Inc	231,788
35,551	Integrys Energy Group Inc	1,883,848
49,647	MDU Resources Group Inc	1,111,596
87,509	NiSource Inc	2,130,844
2,393	NSTAR	116,372
20,678	NV Energy Inc	333,329
26,621	Pepco Holdings Inc	502,871
30,920	Pinnacle West Capital Corp	1,481,068
31,077	PNM Resources Inc	568,709
36,354	Sempra Energy	2,179,786
18,304	UGI Corp	498,784

		17,443,765

TOTAL COMMON STOCK — 99.08% (Cost $130,073,673)		$158,513,264

Principal Amount

SECURITIES LENDING COLLATERAL
$ 429,476	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $429,476 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$429,476

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,399,771	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $1,399,771 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$1,399,771

999,836	Undivided interest of 100.00% in a repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,014) with JP Morgan Securities, 0.17% dated 3/30/12, to be repurchased at $999,836 on 4/2/12, collateralized by various U.S. Government Agency Securities, 1.93% - 7.13%, 6/1/24 - 3/1/42, with a value of $1,020,003.	999,836

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,399,770	Undivided interest of 2.46% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $1,399,770 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$1,399,770

TOTAL SECURITIES LENDING COLLATERAL — 2.64% (Cost $4,228,853)		$4,228,853

TOTAL INVESTMENTS — 101.72% (Cost $134,302,526)		$162,742,117

OTHER ASSETS & LIABILITIES, NET — (1.72)%		$(2,752,446)

TOTAL NET ASSETS — 100.00%		$159,989,671

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400 Emini Long Futures	13	USD	$ 1,289,990	June 2012	$ (12,819)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$153,134,398	$—	$—	$153,134,398
Foreign Common Stock	5,378,866	—	—	5,378,866
Securities Lending Collateral	—	4,228,853	—	4,228,853

Total	$158,513,264	$4,228,853	$0	$162,742,117

Liabilities
Derivative Investments:
Futures Contracts Variation Margin, Depreciation	$237	$—	$—	$237

Total	$237	$0	$0	$237

Total Investments(a)	$158,513,027	$4,228,853	$0	$162,741,880

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $134,378,670. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,524,455 and gross depreciation of securities in which there was an excess of tax cost over value of $3,161,008 resulting in net appreciation of $28,363,447.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is higher than the average outstanding during the year. As of March 30, 2012, the Portfolio held 13 futures contracts. The average number of futures contracts outstanding during the year was 9.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $4,103,949 and received collateral of $4,228,853 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.01%
$ 45,117	Federal Home Loan Mortgage Corp Float Series T20, Class A7(a) 0.54%, 12/25/2029	$45,117

Financial — 0.43%
2,000,000	Bank of America Corp(a) 0.85%, 06/22/2012	2,004,048

Foreign Government Obligations — 0.21%
1,000,000	Inter-American Development Bank 1.75%, 10/22/2012	1,007,968

Mortgage-Backed Securities — 0.54%
2,530,318	Federal Home Loan Bank Series JR-9012, Class 1 5.05%, 06/15/2012	2,528,065

U.S. Government Agency Obligations — 0.21%
930,000	Tennessee Valley Authority 6.00%, 03/15/2013	981,846

U.S. Treasury Bonds and Notes — 0.78%
3,600,000	United States Treasury Note/Bond 2.50%, 03/31/2013	3,681,987

TOTAL BONDS AND NOTES — 2.18% (Cost $10,249,031)		$10,249,031

SHORT TERM INVESTMENTS
	Federal Farm Credit Banks Funding Corp
25,000,000	0.08%, 04/04/2012	24,999,778
25,000,000	0.08%, 04/10/2012	24,999,444
285,000	3.45%, 05/16/2012	286,174
	Federal Home Loan Bank
15,000,000	0.07%, 04/04/2012	14,999,883
40,000	4.38%, 06/08/2012	40,314
	Federal Home Loan Mortgage Corp
10,000,000	0.02%, 04/04/2012	9,999,978
5,227,000	0.07%, 04/16/2012	5,226,837
1,200,000	0.08%, 04/23/2012	1,199,942
1,751,000	0.07%, 04/30/2012	1,750,898
300,000	0.18%, 05/01/2012	300,008
1,200,000	0.07%, 05/02/2012	1,199,925
5,000,000	0.08%, 05/03/2012	4,999,633
	Federal National Mortgage Association
50,574,000	0.05%, 04/02/2012	50,573,873
8,630,000	0.06%, 04/04/2012	8,629,942
27,500,000	0.04%, 04/16/2012	27,499,567
10,000,000	0.06%, 04/17/2012	9,999,717
25,000,000	0.07%, 04/18/2012	24,999,172

Principal Amount		Value

Short Term Investments — (continued)
$ 20,000,000	0.08%, 04/27/2012	$19,998,800
6,500,000	0.08%, 05/02/2012	6,499,538
11,000,000	0.09%, 05/03/2012	10,999,143
12,000,000	0.09%, 05/09/2012	11,998,917
800,000	0.03%, 05/14/2012	799,970
3,000,000	0.09%, 05/15/2012	2,999,681
15,000,000	0.10%, 05/30/2012	14,997,500
10,000,000	0.12%, 08/28/2012	9,994,999
6,000,000	Inter-American Development Bank Discount Notes 0.09%, 04/26/2012	5,999,610
5,828,000	Tennessee Valley Authority 6.79%, 05/23/2012	5,884,257
	U.S. Treasury Bills
50,000,000	0.02%, 04/12/2012	49,999,750
15,000,000	0.07%, 04/19/2012	14,999,450
20,000,000	0.05%, 04/26/2012	19,999,278
3,500,000	0.04%, 05/31/2012	3,499,762

21,755,000	Repurchase agreement (principal amount/value $21,755,000 with a maturity value of $21,755,145) with Credit Suisse, 0.08%, dated 3/30/12, to be repurchased at $21,755,145 on 4/2/12, collateralized by U.S. Treasury, 4.50%, 2/15/36, with a value of $22,190,553.	21,755,000

23,500,000	Repurchase agreement (principal amount/value $23,500,000 with a maturity value of $23,500,235) with Merrill Lynch, Pierce, Fenner & Smith, 0.12%, dated 3/30/12, to be repurchased at $23,500,235 on 4/2/12, collateralized by various U.S. Government or Agency securities, 0.00% - 5.68%, 9/17/12 - 4/1/56, with a value of $23,970,373.	23,500,000

23,500,000	Repurchase agreement (principal amount/value $23,500,000 with a maturity value of $23,500,392) with Cantor Fitzgerald & Co, 0.20%, dated 3/30/12, to be repurchased at $23,500,392 on 4/2/12, collateralized by Government National Mortgage Association, 4.77%, 6/20/61, with a value of $23,970,001.	23,500,000

TOTAL SHORT TERM INVESTMENTS — 97.72% (Cost $459,130,740)		$459,130,740

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

TOTAL INVESTMENTS — 99.90% (Cost $469,379,771)	$469,379,771

OTHER ASSETS & LIABILITIES, NET — 0.10%	$471,481

TOTAL NET ASSETS — 100.00%	$469,851,252

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage Backed and Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, 100% of the Portfolio’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. A breakdown of the Portfolio’s investment classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the period in which the transfer occurred.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Portfolio. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Portfolio could cause the values of these securities to decline.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 5.03%
$ 177,402	Ardent Health Term Loan B(a) 5.74%, 07/19/2015	$176,958
190,000	Asurion 10.02%, 08/07/2019	192,185
277,675	Burlington Coat Factory Warehouse(a) 5.24%, 02/23/2017	278,355
70,000	Caesars Entertainment Corp(a) 8.49%, 04/25/2017	68,950
207,069	Cengage Learning Acquisitions Inc(a) 3.22%, 07/03/2014	190,689
105,768	Claire’s Stores Inc Term Loan B(a) 3.49%, 05/29/2014	100,480
	Clear Channel Communications(a)
93,505	3.95%, 07/30/2014(b)	86,352
552,931	4.83%, 01/29/2016	447,459
36,046	CNO Financial Group Inc 5.47%, 09/30/2016	36,166
169,650	Del Monte Foods Co(a) 3.47%, 03/08/2018	169,014
79,801	Dynegy Inc 8.33%, 08/04/2016 82,896
272,747	Emergency Medical Services Corp 4.33%, 04/05/2018	272,543
119,250	Exopack LLC(a) 5.48%, 05/31/2017	119,101
137,483	Frac Tech International LLC 5.31%, 04/19/2016	136,872
129,992	Golden Nugget Inc(a) 2.30%, 06/30/2014	122,030
	Goodman Global Inc(a)
91,969	4.58%, 10/28/2016	92,330
162,273	7.48%, 10/06/2017	164,069
	Harrahs Operating Co Inc(a)
58,650	8.07%, 10/15/2016	60,219
30,000	5.74%, 01/28/2018	27,061
	HBOS PLC(c)
130,000	6.75%, 05/21/2018(b)	122,015
85,000	6.00%, 11/01/2033(b)	64,597
150,000	Hercules Offshore Inc(a) 6.08%, 07/11/2013	149,679
	Hub International Holdings(a)
20,833	2.72%, 06/13/2014	20,489
92,678	2.97%, 06/13/2014	91,346
82,875	5.31%, 06/13/2014	82,771
257,400	Iasis Healthcare 4.29%, 05/03/2018	257,400
7,757	Ineos Holdings 5.73%, 12/16/2014	8,029
	Istar Financial Inc
165,000	6.22%, 06/30/2014(a)	164,435
55,000	6.23%, 03/31/2017	55,023
183,612	J. Crew Group 4.06%, 01/26/2018	180,235
170,000	Lawson Software Inc 5.47%, 03/16/2018(b)	168,300
329,837	Motor City 5.55%, 02/01/2017	330,387

Principal Amount		Value

Bank Loans — (continued)
$ 155,000	Neiman Marcus Group Inc 4.06%, 04/25/2018	$154,585
39,525	Nortek Inc 4.58%, 04/12/2017	39,394
355,000	Nuveen Investments Inc 8.25%, 03/01/2019	360,325
154,613	Pharmaceutical Product Development Inc 5.58%, 10/10/2018	156,320
28,864	Prestige Brands Inc 4.54%, 01/31/2019	29,020
75,000	Quintiles Transnational Corp 7.50%, 02/22/2017	75,062
375,000	Realogy Corp 13.97%, 10/15/2017	384,777
233,825	Revlon Consumer Products 3.99%, 11/19/2017	233,207
165,000	Springleaf Finance Corp 4.80%, 04/28/2017	151,903
770,119	Texas Competitive Electric Holdings Company LLC(a) 3.89%, 10/10/2017	426,935
130,000	Travelport LLC 5.25%, 08/23/2015	118,300
120,000	U.S. Oncology Inc 0.00%, 08/15/2017	2,400
208,154	Univision Communications(a) 4.81%, 10/25/2017	192,859

		6,843,522

Basic Materials — 5.91%
130,000	AbitibiBowater Inc 10.25%, 10/15/2018(c)	149,175
	Celanese US Holdings LLC
50,000	6.63%, 10/15/2018	53,250
325,000	5.88%, 06/15/2021	342,875
155,000	Compass Minerals International Inc 8.00%, 06/01/2019	168,175
45,000	Edgen Murray Corp 12.25%, 01/15/2015	45,900
310,000	Ferro Corp 7.88%, 08/15/2018	316,200
	FMG Resources August 2006 Pty Ltd(c)
10,000	7.00%, 11/01/2015	10,200
205,000	6.38%, 02/01/2016(b)	204,488
255,000	6.88%, 02/01/2018(b)	255,000
180,000	8.25%, 11/01/2019	189,000
140,000	6.88%, 04/01/2022(b)	136,500
110,000	Georgia-Pacific LLC(c) 8.25%, 05/01/2016	121,324
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
90,000	5.00%, 11/15/2014(a)	82,350
100,000	8.88%, 02/01/2018	103,500
60,000	9.00%, 11/15/2020	55,800
	Huntsman International LLC
370,000	8.63%, 03/15/2020	413,475
60,000	8.63%, 03/15/2021	67,350

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$ 200,000	Ineos Finance PLC(c) 9.00%, 05/15/2015(b)	$212,250
295,000	Ineos Group Holdings Ltd EUR, 7.88%, 02/15/2016	348,197
451,578	Lyondell Chemical Co 11.00%, 05/01/2018	498,994
	LyondellBasell Industries NV(c)
525,000	5.00%, 04/15/2019(b)	525,000
290,000	6.00%, 11/15/2021	304,500
290,000	5.75%, 04/15/2024(b)	289,275
	Momentive Performance Materials Inc
185,000	9.00%, 01/15/2021	161,875
100,000	EUR, 9.50%, 01/15/2021	106,697
120,000	Novelis Inc/GA 7.25%, 02/15/2015	121,200
200,000	Rhodia SA(c) 6.88%, 09/15/2020(b)	220,000
85,000	Ryerson Holding Corp(d) 0.00%, 02/01/2015	38,675
515,000	Ryerson Inc 12.00%, 11/01/2015	527,875
30,000	Smurfit Kappa Funding PLC 7.75%, 04/01/2015	30,150
	Solutia Inc
180,000	8.75%, 11/01/2017	204,075
280,000	7.88%, 03/15/2020	328,300
	Steel Dynamics Inc
55,000	5.13%, 06/15/2014	62,356
80,000	6.75%, 04/01/2015	81,400
290,000	7.63%, 03/15/2020(e)	313,925
240,000	Taminco Global Chemical Corp(c) 9.75%, 03/31/2020(b)	249,600
100,000	Teck Resources Ltd 10.25%, 05/15/2016	114,510
15,000	Thompson Creek Metals Co Inc 7.38%, 06/01/2018	13,950
215,000	TPC Group LLC 8.25%, 10/01/2017	225,213
285,000	Tube City IMS Corp 9.75%, 02/01/2015	292,837
	Verso Paper Holdings LLC / Verso Paper Inc
20,000	4.30%, 08/01/2014(a)	17,200
90,000	8.75%, 02/01/2019	49,500

		8,052,116

Communications — 14.60%
115,000	Affinion Group Holdings Inc 11.63%, 11/15/2015	104,075
	Affinion Group Inc
260,000	11.50%, 10/15/2015	245,050
215,000	7.88%, 12/15/2018	195,650
	Avaya Inc
500,000	9.75%, 11/01/2015	492,500
30,000	10.13%, 11/01/2015	29,700
65,000	7.00%, 04/01/2019(c)	65,163

Principal Amount		Value

Communications — (continued)
$ 160,000	Bresnan Broadband Holdings LLC(c) 8.00%, 12/15/2018	$164,800
	Cablevision Systems Corp
360,000	8.63%, 09/15/2017	391,950
45,000	8.00%, 04/15/2020(e)	47,588
	CCO Holdings LLC / CCO Holdings Capital Corp
420,000	7.88%, 04/30/2018	453,600
105,000	7.00%, 01/15/2019	111,300
135,000	7.38%, 06/01/2020	146,475
115,000	6.50%, 04/30/2021	119,025
150,000	6.63%, 01/31/2022	155,625
440,000	Cequel Communications Holdings I LLC & Cequel Capital Corp(c) 8.63%, 11/15/2017(b)	472,450
	Cincinnati Bell Inc
135,000	8.25%, 10/15/2017	137,869
395,000	8.75%, 03/15/2018	368,831
	Clear Channel Communications Inc
90,000	5.50%, 09/15/2014(e)	79,650
45,000	10.75%, 08/01/2016	33,975
110,000	9.00%, 03/01/2021	99,000
	Clear Channel Worldwide Holdings Inc
200,000	9.25%, 12/15/2017	218,925
175,000	7.63%, 03/15/2020(c)	171,500
	Clearwire Communications LLC/Clearwire Finance Inc(c)
270,000	12.00%, 12/01/2015	265,950
105,000	12.00%, 12/01/2017	93,450
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	274,300
315,000	7.75%, 10/15/2020	309,487
330,000	CSC Holdings LLC(c) 6.75%, 11/15/2021	343,612
295,000	Cumulus Media Holdings Inc(c) 7.75%, 05/01/2019	278,775
100,000	Digicel Group Ltd(c) 10.50%, 04/15/2018	110,500
	Digicel Ltd(c)
155,000	8.25%, 09/01/2017	163,913
200,000	7.00%, 02/15/2020(b)	203,500
	DISH DBS Corp
15,000	7.13%, 02/01/2016	16,594
230,000	7.88%, 09/01/2019	264,500
315,000	6.75%, 06/01/2021	339,412
220,000	Entercom Radio LLC 10.50%, 12/01/2019	237,050
135,000	Equinix Inc 7.00%, 07/15/2021	148,163
	Frontier Communications Corp
65,000	8.25%, 05/01/2014	70,525
180,000	8.25%, 04/15/2017	193,500
155,000	8.13%, 10/01/2018	163,913
225,000	8.50%, 04/15/2020	236,812
300,000	Gray Television Inc 10.50%, 06/29/2015	312,000
	Hughes Satellite Systems Corp
250,000	6.50%, 06/15/2019	261,250

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 275,000	7.63%, 06/15/2021	$294,937
235,000	Intelsat Jackson Holdings SA 7.50%, 04/01/2021	247,044
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	254,800
1,255,312	11.50%, 02/04/2017(b)(c)	1,304,024
150,000	Kabel BW GmbH(c) 7.50%, 03/15/2019(b)	162,000
	Lamar Media Corp
50,000	7.88%, 04/15/2018(e)	54,688
120,000	5.88%, 02/01/2022(b)(c)	122,100
	Level 3 Financing Inc
135,000	8.75%, 02/15/2017	141,075
135,000	9.38%, 04/01/2019	147,488
40,000	8.13%, 07/01/2019(c)	41,300
175,000	8.63%, 07/15/2020(c)	183,750
	Mediacom LLC / Mediacom Capital Corp
60,000	9.13%, 08/15/2019	65,175
120,000	7.25%, 02/15/2022(c)	121,200
295,000	MetroPCS Wireless Inc 7.88%, 09/01/2018	310,487
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	144,788
75,000	Nextel Communications Inc 7.38%, 08/01/2015	72,375
240,000	Nielsen Finance LLC / Nielsen Finance Co 7.75%, 10/15/2018	264,600
	NII Capital Corp
80,000	10.00%, 08/15/2016	90,600
100,000	8.88%, 12/15/2019	104,750
360,000	7.63%, 04/01/2021	351,900
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	65,100
355,000	9.88%, 12/01/2018	401,150
140,000	Quebecor Media Inc(c) CAD, 7.38%, 01/15/2021(b)	145,621
90,000	Qwest Communications International Inc 7.50%, 02/15/2014	90,450
	Qwest Corp
135,000	8.38%, 05/01/2016	161,314
240,000	6.75%, 12/01/2021	267,900
	SBA Telecommunications Inc
115,000	8.00%, 08/15/2016	123,625
250,000	8.25%, 08/15/2019	275,625
	Sprint Capital Corp
565,000	6.88%, 11/15/2028	432,225
90,000	8.75%, 03/15/2032	77,175
	Sprint Nextel Corp
615,000	6.00%, 12/01/2016	548,887
200,000	9.13%, 03/01/2017(c)	199,000
530,000	8.38%, 08/15/2017	511,450
305,000	9.00%, 11/15/2018(c)	334,737
335,000	Syniverse Holdings Inc 9.13%, 01/15/2019	369,337
	Univision Communications Inc(c)
280,000	7.88%, 11/01/2020(b)	294,000

Principal Amount		Value

Communications — (continued)
$ 110,000	8.50%, 05/15/2021(b)	$108,900
	Videotron Ltee
130,000	CAD, 6.88%, 07/15/2021	138,804
260,000	5.00%, 07/15/2022(c)	257,400
	Virgin Media Finance PLC
27,000	9.50%, 08/15/2016	30,443
200,000	5.25%, 02/15/2022	198,250
	West Corp
170,000	8.63%, 10/01/2018	186,575
115,000	7.88%, 01/15/2019	122,475
290,000	Wind Acquisition Finance SA(c) 7.25%, 02/15/2018(b)	273,325
188,312	Wind Acquisition Holdings Finance SA(c) 12.25%, 07/15/2017(b)	166,656
	Windstream Corp
285,000	7.88%, 11/01/2017	314,212
35,000	8.13%, 09/01/2018	37,450
210,000	7.75%, 10/01/2021	224,700
	XM Satellite Radio Inc(c)
115,000	13.00%, 08/01/2013	130,094
70,000	7.00%, 12/01/2014	103,338
210,000	7.63%, 11/01/2018	226,800

		19,888,006

Consumer, Cyclical — 14.57%
25,000	Academy Ltd / Academy Finance Corp(c) 9.25%, 08/01/2019(b)	25,656
26,000	Allison Transmission Inc(c) 11.00%, 11/01/2015	27,430
390,000	AMC Entertainment Inc 9.75%, 12/01/2020	367,575
63,000	American Axle & Manufacturing Holdings Inc(c) 9.25%, 01/15/2017	70,403
	American Axle & Manufacturing Inc
105,000	5.25%, 02/11/2014	107,888
300,000	7.75%, 11/15/2019(e)	320,250
483,000	American Casino & Entertainment Properties LLC 11.00%, 06/15/2014	511,980
165,000	AmeriGas Finance LLC/AmeriGas Finance Corp 7.00%, 05/20/2022	168,300
	AutoNation Inc
45,000	6.75%, 04/15/2018	48,488
70,000	5.50%, 02/01/2020	71,050
	Beazer Homes USA Inc
210,000	6.88%, 07/15/2015(e)	196,875
50,000	8.13%, 06/15/2016	46,500
65,000	9.13%, 06/15/2018	56,794
65,000	9.13%, 05/15/2019	55,900
340,000	Bon-Ton Department Stores Inc(e) 10.25%, 03/15/2014	296,650
300,000	Boyd Gaming Corp 9.13%, 12/01/2018	312,375
600,000	Buffets Inc(f) 12.50%, 11/01/2014(g)	0

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 175,000	Burger King Corp 9.88%, 10/15/2018	$196,000
225,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019	234,000
	Caesars Entertainment Operating Co Inc
40,000	10.00%, 12/15/2015	36,800
770,000	11.25%, 06/01/2017	839,300
520,000	10.00%, 12/15/2018	401,700
190,000	Caesars Operating Escrow LLC / Caesars Escrow Corp(c) 8.50%, 02/15/2020	193,325
170,000	CCM Merger Inc(c) 9.13%, 05/01/2019(b)	171,700
95,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp 9.13%, 08/01/2018	106,638
295,000	Chrysler Group LLC/CG Co-Issuer Inc 8.25%, 06/15/2021	297,950
	Cinemark USA Inc
80,000	8.63%, 06/15/2019	88,800
40,000	7.38%, 06/15/2021	42,900
	CityCenter Holdings LLC / CityCenter Finance Corp
125,000	7.63%, 01/15/2016	131,875
295,813	10.75%, 01/15/2017(e)	327,613
	Claire’s Stores Inc
235,000	8.88%, 03/15/2019	206,800
205,000	9.00%, 03/15/2019(b)(c)	211,919
230,000	Dave & Buster’s Inc 11.00%, 06/01/2018	246,100
685,000	DineEquity Inc 9.50%, 10/30/2018	750,075
215,000	Exide Technologies 8.63%, 02/01/2018	180,062
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	167,200
115,000	6.50%, 05/01/2021	103,788
185,000	Fontainebleau Las Vegas Holdings LLC(c)(h)(i) 10.25%, 06/15/2015(b)	116
75,000	Ford Motor Co 4.25%, 11/15/2016	118,875
	General Motors Corp
145,000	0.00%, 07/15/2023(a)	2,175
120,000	0.00%, 07/15/2033(a)	1,800
	Hanesbrands Inc
200,000	8.00%, 12/15/2016	220,000
85,000	6.38%, 12/15/2020	87,338
198,000	Inergy LP/Inergy Finance Corp 6.88%, 08/01/2021	190,575
	Isle of Capri Casinos Inc
270,000	7.00%, 03/01/2014	268,650
285,000	7.75%, 03/15/2019	287,850
275,000	Jo-Ann Stores Inc(c) 8.13%, 03/15/2019(b)	276,375

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 60,000	Landry’s Acquisition Co(c) 11.63%, 12/01/2015(b)	$66,825
200,000	Landry’s Inc 11.63%, 12/01/2015	222,750
227,000	Libbey Glass Inc 10.00%, 02/15/2015	242,606
	Ltd Brands Inc
175,000	6.63%, 04/01/2021	189,656
100,000	5.63%, 02/15/2022	100,875
385,000	M/I Homes Inc 8.63%, 11/15/2018	385,000
115,000	Macy’s Retail Holdings Inc 7.88%, 07/15/2015	135,317
	Meritor Inc
70,000	8.13%, 09/15/2015	73,850
210,000	0.00%, 03/01/2016(j)	191,625
	MGM Resorts International
85,000	10.38%, 05/15/2014	96,369
245,000	6.63%, 07/15/2015	251,737
70,000	6.88%, 04/01/2016	70,700
135,000	8.63%, 02/01/2019(c)	144,787
75,000	9.00%, 03/15/2020	83,438
135,000	7.75%, 03/15/2022	137,362
270,000	Michaels Stores Inc 11.38%, 11/01/2016	286,891
632,650	MTR Gaming Group Inc 11.50%, 08/01/2019	626,323
443,000	Navistar International Corp 8.25%, 11/01/2021	482,870
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028	433,387
50,000	Penn National Gaming Inc 8.75%, 08/15/2019	56,125
425,000	Penske Automotive Group Inc 7.75%, 12/15/2016	442,535
65,000	Petco Animal Supplies Inc(c) 9.25%, 12/01/2018(b)	71,338
275,000	Pinnacle Entertainment Inc 8.63%, 08/01/2017	299,750
385,000	Pittsburgh Glass Works LLC(c) 8.50%, 04/15/2016(b)	383,075
	PulteGroup Inc
300,000	7.63%, 10/15/2017	315,000
145,000	7.88%, 06/15/2032	134,488
	QVC Inc(c)
265,000	7.50%, 10/01/2019	290,837
80,000	7.38%, 10/15/2020	88,000
375,000	Regal Entertainment Group 9.13%, 08/15/2018	410,625
	Rite Aid Corp
370,000	7.50%, 03/01/2017	377,400
245,000	9.50%, 06/15/2017	245,612
60,000	10.25%, 10/15/2019	69,075
205,000	9.25%, 03/15/2020(c)	207,050
30,000	8.00%, 08/15/2020	34,538
325,000	Sabre Holdings Corp(e) 8.35%, 03/15/2016(b)	294,937
94,000	Sealy Mattress Co(c) 10.88%, 04/15/2016	101,991

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 85,000	Sears Holdings Corp 6.63%, 10/15/2018	$75,544
125,000	SRAM LLC(a) 7.47%, 12/07/2018	125,781
975,000	Station Casinos Inc 6.50%, 02/01/2014(f)(g)(h)(i)	0
80,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp(c) 8.63%, 04/15/2016(b)	84,800
175,000	Taylor Morrison Communities Inc / Monarch Communities Inc(c) 7.75%, 04/15/2020(b)	175,000
	Tenneco Inc
145,000	7.75%, 08/15/2018	156,600
105,000	6.88%, 12/15/2020	112,875
25,000	Toys R US - Delaware Inc(c) 7.38%, 09/01/2016	25,625
250,000	Toys R Us Property Co II LLC 8.50%, 12/01/2017	260,937
	Travelport LLC
150,000	9.88%, 09/01/2014(e)	94,875
60,000	11.88%, 09/01/2016	19,200
225,000	Travelport LLC/Travelport Inc 9.00%, 03/01/2016	135,844
485,000	TRW Automotive Inc(c) 7.25%, 03/15/2017(b)	540,775
350,000	Wendy’s Co 10.00%, 07/15/2016	382,375
60,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 7.75%, 08/15/2020	65,925
439,000	Yonkers Racing Corp(c) 11.38%, 07/15/2016(b)	470,827

		19,844,140

Consumer, Non-cyclical — 13.66%
65,000	ACCO Brands Corp 10.63%, 03/15/2015	70,932
155,000	ACE Cash Express Inc(c) 11.00%, 02/01/2019(b)	141,825
80,000	ARAMARK Holdings Corp(c) 8.63%, 05/01/2016	82,000
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
50,000	7.75%, 05/15/2016	51,375
335,000	9.63%, 03/15/2018	363,475
65,000	8.25%, 01/15/2019(b)(c)	67,763
65,000	9.75%, 03/15/2020	71,013
215,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp 7.75%, 02/15/2019	220,912
305,000	Biomet Inc 10.00%, 10/15/2017	328,256
50,000	Brickman Group Holdings Inc(c) 9.13%, 11/01/2018(b)	48,250
255,000	Capella Healthcare Inc 9.25%, 07/01/2017	261,375

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 320,000	Capsugel FinanceCo SCA(c) EUR, 9.88%, 08/01/2019(b)	$462,329
205,000	Cenveo Corp 8.88%, 02/01/2018	194,750
	Ceridian Corp
175,000	11.25%, 11/15/2015	157,937
396,050	12.25%, 11/15/2015	357,435
275,000	CHS/Community Health Systems Inc(c) 8.00%, 11/15/2019	284,625
175,000	Constellation Brands Inc 7.25%, 05/15/2017	198,187
600,000	ConvaTec Healthcare E SA(c) 10.50%, 12/15/2018(b)	616,500
165,000	Corrections Corp of America 7.75%, 06/01/2017	179,850
	DaVita Inc
90,000	6.38%, 11/01/2018	94,275
30,000	6.63%, 11/01/2020	31,350
	Dean Foods Co
130,000	7.00%, 06/01/2016	133,575
290,000	9.75%, 12/15/2018	320,812
100,000	Del Monte Corp 7.63%, 02/15/2019	99,500
45,000	Dole Food Co Inc(c) 8.00%, 10/01/2016	47,250
250,000	Elan Finance PLC / Elan Finance Corp 8.75%, 10/15/2016	275,312
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021	141,050
180,000	Emergency Medical Services Corp 8.13%, 06/01/2019	184,950
125,000	Endo Pharmaceuticals Holdings Inc 7.00%, 07/15/2019	133,438
185,000	Fresenius Medical Care US Finance II Inc(c) 5.63%, 07/31/2019	190,550
250,000	Grifols Inc 8.25%, 02/01/2018	270,625
	HCA Inc
220,000	8.50%, 04/15/2019	244,475
905,000	6.50%, 02/15/2020	950,250
200,000	7.50%, 02/15/2022	213,000
95,000	5.88%, 03/15/2022	95,119
265,000	Health Net Inc 6.38%, 06/01/2017	283,550
165,000	Hertz Corp 7.50%, 10/15/2018	175,106
110,000	Hertz Holdings Netherlands BV(c) EUR, 8.50%, 07/31/2015	158,444
280,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	272,300
490,000	Interactive Data Corp 10.25%, 08/01/2018	557,375
	Iron Mountain Inc
85,000	7.75%, 10/01/2019	92,863
30,000	8.00%, 06/15/2020	31,650

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 135,000	8.38%, 08/15/2021	$146,812
	Jarden Corp
30,000	8.00%, 05/01/2016	32,438
50,000	EUR, 7.50%, 01/15/2020	68,686
	JBS USA LLC/JBS USA Finance Inc
50,000	11.63%, 05/01/2014	58,250
95,000	8.25%, 02/01/2020(c)	97,613
510,000	7.25%, 06/01/2021(c)	493,425
	Kinetic Concepts Inc/KCI USA Inc(c)
510,000	10.50%, 11/01/2018	529,762
240,000	12.50%, 11/01/2019	225,600
245,000	Lender Processing Services Inc(e) 8.13%, 07/01/2016	256,025
100,000	Michael Foods Inc 9.75%, 07/15/2018	109,875
180,000	Multiplan Inc(c) 9.88%, 09/01/2018(b)	194,400
200,000	National Money Mart Co 10.38%, 12/15/2016	221,000
350,000	Novelis Inc 8.75%, 12/15/2020	383,250
230,000	Pharmaceutical Product Development Inc(c) 9.50%, 12/01/2019(b)	249,550
120,000	PHH Corp 9.25%, 03/01/2016	121,950
135,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 9.25%, 04/01/2015	138,712
85,000	Post Holdings Inc(c) 7.38%, 02/15/2022	89,038
185,000	Prestige Brands Inc 8.25%, 04/01/2018	202,112
185,000	Revlon Consumer Products Corp 9.75%, 11/15/2015	198,875
220,000	Reynolds Group Issuer Inc(c) 9.88%, 08/15/2019	224,950
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(c)
50,000	8.75%, 10/15/2016	52,875
130,000	7.13%, 04/15/2019	135,525
350,000	7.88%, 08/15/2019	376,250
360,000	Rural/Metro Corp(c) 10.13%, 07/15/2019(b)	336,913
100,000	Scotts Miracle-Gro Co 6.63%, 12/15/2020	105,250
	Service Corp International/US
50,000	7.00%, 05/15/2019	54,125
290,000	7.50%, 04/01/2027	293,625
215,000	Smithfield Foods Inc 10.00%, 07/15/2014	251,550
	Spectrum Brands Inc(c)
175,000	9.50%, 06/15/2018	197,313
200,000	6.75%, 03/15/2020	202,000
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019	156,375
	Surgical Care Affiliates Inc(c)
218,100	8.88%, 07/15/2015(b)	219,190

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 70,000	10.00%, 07/15/2017(b)	$69,913
155,000	Teleflex Inc 6.88%, 06/01/2019	167,012
	Tenet Healthcare Corp
100,000	10.00%, 05/01/2018	114,500
115,000	6.25%, 11/01/2018(c)	118,738
415,000	8.88%, 07/01/2019	464,800
70,000	TransUnion Holding Co Inc(c) 9.63%, 06/15/2018	73,675
115,000	Tyson Foods Inc 10.50%, 03/01/2014	133,400
310,000	United Rentals North America Inc 9.25%, 12/15/2019	341,775
85,000	United Surgical Partners International Inc 8.88%, 05/01/2017	89,038
	UR Financing Escrow Corp(c)
70,000	5.75%, 07/15/2018	71,663
105,000	7.63%, 04/15/2022	107,888
170,000	USPI Finance Corp(c) 9.00%, 04/01/2020	175,100
	Valeant Pharmaceuticals International(c)
330,000	6.50%, 07/15/2016(b)	335,775
20,000	6.75%, 10/01/2017	20,250
150,000	6.88%, 12/01/2018	151,125
20,000	7.00%, 10/01/2020	19,900
11,000	Vanguard Health Systems Inc(d) 0.00%, 02/01/2016	7,260
187,000	Yankee Candle Co Inc(e) 8.50%, 02/15/2015	191,677
370,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	376,937

		18,609,348

Diversified — 0.09%
110,000	Leucadia National Corp(e) 8.13%, 09/15/2015	123,200

Energy — 12.79%
	Alpha Natural Resources Inc(e)
155,000	6.00%, 06/01/2019	140,275
120,000	6.25%, 06/01/2021	108,300
310,000	Anadarko Finance Co 7.50%, 05/01/2031	382,957
	Anadarko Petroleum Corp
75,000	5.95%, 09/15/2016	86,467
150,000	6.38%, 09/15/2017	178,233
50,000	6.20%, 03/15/2040	56,656
	Arch Coal Inc
195,000	7.00%, 06/15/2019(c)	179,888
105,000	7.25%, 10/01/2020	97,388
76,000	Arch Western Finance LLC 6.75%, 07/01/2013	76,095
55,000	ATP Oil & Gas Corp/United States 11.88%, 05/01/2015	40,150

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 115,000	Atwood Oceanics Inc 6.50%, 02/01/2020	$120,750
135,000	Aurora USA Oil & Gas Inc(c) 9.88%, 02/15/2017(b)	140,400
495,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018	520,987
	Chaparral Energy Inc
20,000	8.88%, 02/01/2017	20,900
495,000	9.88%, 10/01/2020	551,925
	Chesapeake Energy Corp
400,000	9.50%, 02/15/2015	458,000
270,000	6.78%, 03/15/2019(e)	267,975
	Chesapeake Midstream Partners LP / CHKM Finance Corp(c)
230,000	5.88%, 04/15/2021	228,850
70,000	6.13%, 07/15/2022	70,525
225,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc(c) 6.63%, 11/15/2019	223,312
90,000	Comstock Resources Inc 8.38%, 10/15/2017	87,525
	Concho Resources Inc
215,000	6.50%, 01/15/2022	226,825
110,000	5.50%, 10/01/2022	108,350
95,000	Connacher Oil & Gas Ltd(c) 8.50%, 08/01/2019(b)	95,000
	Consol Energy Inc
160,000	8.00%, 04/01/2017	166,800
530,000	8.25%, 04/01/2020	553,850
55,000	6.38%, 03/01/2021	52,525
235,000	Continental Resources Inc/OK(c) 5.00%, 09/15/2022	236,175
430,000	Crosstex Energy LP / Crosstex Energy Finance Corp 8.88%, 02/15/2018	456,875
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	217,913
90,000	6.38%, 08/15/2021	95,175
	El Paso Corp
195,000	7.00%, 06/15/2017	217,141
100,000	7.80%, 08/01/2031	113,661
360,000	7.75%, 01/15/2032	409,947
435,000	Energy Transfer Equity LP 7.50%, 10/15/2020	482,850
495,000	EXCO Resources Inc 7.50%, 09/15/2018	440,550
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019	141,375
	Forest Oil Corp
195,000	8.50%, 02/15/2014	208,650
130,000	7.25%, 06/15/2019	127,075
115,000	FTS International Services LLC / FTS International Bonds Inc(c) 7.88%, 11/15/2018	120,175
435,000	Goodrich Petroleum Corp 8.88%, 03/15/2019	421,950
525,000	Helix Energy Solutions Group Inc(c) 9.50%, 01/15/2016	549,937

Principal Amount		Value

Energy — (continued)
	Hercules Offshore Inc(c)
$ 20,000	7.13%, 04/01/2017(b)	$20,025
265,000	10.50%, 10/15/2017	277,587
45,000	James River Coal Co(e) 7.88%, 04/01/2019	30,600
275,000	Key Energy Services Inc(c) 6.75%, 03/01/2021	282,288
295,000	Kodiak Oil & Gas Corp(c) 8.13%, 12/01/2019	311,962
405,000	Laredo Petroleum Inc 9.50%, 02/15/2019	450,562
330,000	Lone Pine Resources Canada Ltd(c) 10.38%, 02/15/2017	337,425
250,000	MEG Energy Corp(c) 6.50%, 03/15/2021	261,875
215,000	Milagro Oil & Gas Inc 10.50%, 05/15/2016	167,700
	Newfield Exploration Co
305,000	6.63%, 04/15/2016	311,862
165,000	6.88%, 02/01/2020	172,838
95,000	5.75%, 01/30/2022	99,513
	Peabody Energy Corp
275,000	7.38%, 11/01/2016	301,812
335,000	6.00%, 11/15/2018(c)	328,300
105,000	6.50%, 09/15/2020	105,000
385,000	PetroBakken Energy Ltd(c) 8.63%, 02/01/2020	401,362
355,000	Petroleum Development Corp 12.00%, 02/15/2018	385,175
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	125,350
340,000	6.75%, 02/01/2022	355,300
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015	64,350
235,000	11.75%, 01/01/2016	248,512
	Range Resources Corp
45,000	6.75%, 08/01/2020	48,825
95,000	5.00%, 08/15/2022	93,813
250,000	Rosetta Resources Inc 9.50%, 04/15/2018	275,000
660,000	Samson Investment Co(c) 9.75%, 02/15/2020	668,250
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018(c)	306,000
350,000	7.50%, 03/15/2021	344,750
	SM Energy Co
80,000	6.63%, 02/15/2019	84,800
95,000	6.50%, 11/15/2021	101,175
260,000	Thermon Industries Inc 9.50%, 05/01/2017	286,000
45,000	Trinidad Drilling Ltd(c) 7.88%, 01/15/2019(b)	47,869
55,000	Unit Corp 6.63%, 05/15/2021	56,238
95,000	Whiting Petroleum Corp 7.00%, 02/01/2014	101,175
104,000	Williams Cos Inc 7.75%, 06/15/2031	126,694
	WPX Energy Inc(c)
280,000	5.25%, 01/15/2017	278,600

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 75,000	6.00%, 01/15/2022	$75,000

		17,413,944

Financial — 10.05%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I(a)(c) 6.52%, Perpetual	230,850
210,000	Air Lease Corp(c) 5.63%, 04/01/2017	209,212
	Ally Financial Inc
55,000	2.69%, 12/01/2014(a)	52,158
105,000	5.50%, 02/15/2017	105,125
95,000	6.25%, 12/01/2017	97,825
90,000	8.00%, 12/31/2018	95,625
70,000	8.00%, 03/15/2020	77,875
220,000	7.50%, 09/15/2020	237,600
300,000	8.00%, 11/01/2031	330,750
275,000	American International Group Inc(a) 8.18%, 05/15/2058	291,087
35,000	BankAmerica Capital II 8.00%, 12/15/2026	35,350
120,000	Capital One Capital IV(a) 6.75%, 02/17/2037	120,000
	CBRE Services Inc
100,000	11.63%, 06/15/2017	113,500
170,000	6.63%, 10/15/2020(e)	180,625
	CIT Group Inc(c)
52,000	7.00%, 05/04/2015(b)	52,062
94,000	7.00%, 05/02/2016(b)	94,235
230,000	6.63%, 04/01/2018	249,262
510,000	5.50%, 02/15/2019	520,200
	Citigroup Inc
561,000	7.00%, 05/02/2017(b)(c)	562,403
225,000	5.25%, 03/15/2018	229,500
116,763	CKE Holdings Inc(c) 10.50%, 03/14/2016	120,266
235,000	CNO Financial Group Inc(c) 9.00%, 01/15/2018	253,800
240,000	Community Choice Financial Inc(c) 10.75%, 05/01/2019	234,300
300,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	258,000
	E*Trade Financial Corp
145,000	6.75%, 06/01/2016	148,263
199,000	12.50%, 11/30/2017	231,586
	Felcor Lodging LP
245,000	10.00%, 10/01/2014	279,300
355,000	6.75%, 06/01/2019	358,550
	Ford Motor Credit Co LLC
265,000	12.00%, 05/15/2015	327,275
370,000	5.00%, 05/15/2018	383,267
400,000	5.75%, 02/01/2021	431,584
200,000	5.88%, 08/02/2021	215,718
275,000	HBOS Capital Funding No2 LP(a)(c) 6.07%, Perpetual	194,563
85,000	Hexion US Finance Corp(c) 6.63%, 04/15/2020	86,913

Principal Amount		Value

Financial — (continued)
$ 470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 8.00%, 01/15/2018	$488,800
	International Lease Finance Corp
95,000	4.88%, 04/01/2015	94,031
20,000	6.25%, 05/15/2019	19,742
	Liberty Mutual Group Inc(c)
35,000	7.00%, 03/15/2037(a)(b)	31,500
75,000	7.80%, 03/15/2037(b)	73,125
	MPT Operating Partnership LP/MPT Finance Corp
85,000	6.88%, 05/01/2021	88,825
135,000	6.38%, 02/15/2022	137,025
40,000	NB Capital Trust IV 8.25%, 04/15/2027	40,800
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp(c)
95,000	5.63%, 03/15/2020(b)	95,713
155,000	5.88%, 03/15/2022(b)	156,550
260,000	Nuveen Investments Inc 10.50%, 11/15/2015	269,425
320,000	Offshore Group Investments Ltd 11.50%, 08/01/2015	352,000
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022	127,200
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.25%, 04/15/2017(b)	252,850
190,000	10.13%, 02/15/2019(b)	139,650
	Realogy Corp
170,000	10.50%, 04/15/2014	165,750
190,000	11.50%, 04/15/2017	179,075
50,000	7.88%, 02/15/2019(c)	50,000
110,000	7.63%, 01/15/2020(c)	114,950
50,000	9.00%, 01/15/2020(c)	51,500
250,000	Regions Financing Trust II(a) 6.63%, 05/15/2047	237,500
345,000	Residential Capital LLC 9.63%, 05/15/2015	293,250
265,000	ROC Finance LLC/ROC Finance 1 Corp(c) 12.13%, 09/01/2018(b)	295,475
455,000	Royal Bank of Scotland Group PLC(a) 7.65%, Perpetual	385,612
	SLM Corp
545,000	8.45%, 06/15/2018	607,675
55,000	8.00%, 03/25/2020	59,400
235,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	232,650
	Springleaf Finance Corp
90,000	4.88%, 07/15/2012	87,300
750,000	6.90%, 12/15/2017	585,000
245,000	Toys R Us Property Co I LLC 10.75%, 07/15/2017	268,275

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 290,000	Ventas Realty LP / Ventas Capital Corp 6.75%, 04/01/2017	$299,394

		13,688,671

Industrial — 7.50%
385,000	Aguila 3 SA(c) 7.88%, 01/31/2018(b)	402,325
	Altra Holdings Inc
345,000	8.13%, 12/01/2016	370,875
106,000	2.75%, 03/01/2031(c)	105,603
380,000	AMGH Merger Sub Inc(c) 9.25%, 11/01/2018(b)	395,200
75,000	Ardagh Glass Finance PLC EUR, 9.25%, 07/01/2016	108,530
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017	282,746
100,000	Associated Materials LLC(e) 9.13%, 11/01/2017	97,250
370,000	Atkore International Inc 9.88%, 01/01/2018	387,575
70,000	Ball Corp 5.00%, 03/15/2022	70,175
	BE Aerospace Inc
50,000	6.88%, 10/01/2020	54,750
175,000	5.25%, 04/01/2022(e)	176,750
	Berry Plastics Corp
90,000	10.25%, 03/01/2016	93,150
165,000	9.50%, 05/15/2018	174,900
115,000	9.75%, 01/15/2021	125,638
	Bombardier Inc(c)
165,000	7.75%, 03/15/2020(b)	183,975
135,000	5.75%, 03/15/2022(b)	131,288
235,000	Briggs & Stratton Corp 6.88%, 12/15/2020	242,050
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018(b)	299,606
125,000	7.00%, 02/15/2020(b)	132,812
135,000	7.50%, 03/15/2020	143,100
75,000	6.75%, 05/01/2021(b)	79,594
400,000	CHC Helicopter SA(c) 9.25%, 10/15/2020(b)	397,000
305,000	Jeld-Wen Escrow Corp(c) 12.25%, 10/15/2017(b)	342,362
260,000	JM Huber Corp(c) 9.88%, 11/01/2019(b)	270,400
410,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017	443,825
335,000	Legrand France SA 8.50%, 02/15/2025	427,195
355,000	Masonite International Corp(c) 8.25%, 04/15/2021(b)	369,200
10,000	Mueller Water Products Inc 8.75%, 09/01/2020	11,200
50,000	Norbord Inc(e) 7.25%, 07/01/2012	50,500

Principal Amount		Value

Industrial — (continued)
	Nortek Inc
$ 235,000	10.00%, 12/01/2018	$249,100
75,000	8.50%, 04/15/2021	74,250
300,000	NXP BV / NXP Funding LLC(c) 9.75%, 08/01/2018	339,000
400,000	Owens Corning 9.00%, 06/15/2019	493,815
220,000	Polypore International Inc 7.50%, 11/15/2017	232,100
105,000	Pregis Corp 12.38%, 10/15/2013	105,588
200,000	Rexel SA(c) 6.13%, 12/15/2019(b)	202,500
293,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c) 8.63%, 12/01/2017(b)	310,580
65,000	Silgan Holdings Inc(c) 5.00%, 04/01/2020	64,675
295,000	Swift Services Holdings Inc 10.00%, 11/15/2018	321,181
	Terex Corp
105,000	10.88%, 06/01/2016	119,438
265,000	8.00%, 11/15/2017	274,275
515,000	Thermadyne Holdings Corp(c) 9.00%, 12/15/2017(b)	527,875
405,000	TransDigm Inc 7.75%, 12/15/2018	438,412
230,000	Western Express Inc(c) 12.50%, 04/15/2015(b)	95,450

		10,217,813

Technology — 2.83%
	Advanced Micro Devices Inc
60,000	8.13%, 12/15/2017	66,000
305,000	7.75%, 08/01/2020	335,500
125,000	Epicor Software Corp 8.63%, 05/01/2019	127,813
	Fidelity National Information Services Inc
70,000	7.63%, 07/15/2017	76,650
125,000	7.88%, 07/15/2020	138,750
	First Data Corp
245,624	10.55%, 09/24/2015	249,309
280,000	11.25%, 03/31/2016(e)	253,400
320,000	7.38%, 06/15/2019(c)	326,000
370,000	8.25%, 01/15/2021(b)(c)	361,675
295,000	12.63%, 01/15/2021	295,737
	Freescale Semiconductor Inc
53,000	10.13%, 03/15/2018(c)	59,095
155,000	9.25%, 04/15/2018(c)	169,725
470,000	10.75%, 08/01/2020(e)	527,575
70,000	Lawson Software Inc(c) 9.38%, 04/01/2019(b)	72,013
	Seagate HDD Cayman
225,000	7.75%, 12/15/2018	246,375
50,000	7.00%, 11/01/2021(c)	53,750
	SunGard Data Systems Inc
190,000	10.25%, 08/15/2015	197,362
170,000	7.63%, 11/15/2020	181,475

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 104,000	Unisys Corp 12.50%, 01/15/2016	$110,630

		3,848,834

Utilities — 3.17%
	AES Corp
410,000	8.00%, 10/15/2017	461,762
130,000	7.38%, 07/01/2021(c)	143,650
	Calpine Corp(c)
250,000	7.25%, 10/15/2017	265,000
210,000	7.88%, 07/31/2020	228,375
275,000	7.50%, 02/15/2021(b)	293,563
	DPL Inc(c)
290,000	6.50%, 10/15/2016	311,750
135,000	7.25%, 10/15/2021	149,850
410,000	Dynegy Holdings LLC(k) 7.75%, 06/01/2019	269,575
	Edison Mission Energy
265,000	7.50%, 06/15/2013	217,300
215,000	7.63%, 05/15/2027	127,388
185,000	Energy Future Holdings Corp 10.00%, 01/15/2020	200,725
284,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc 10.00%, 12/01/2020	309,560
100,000	GenOn Americas Generation LLC 8.50%, 10/01/2021	88,000
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	23,000
255,000	9.88%, 10/15/2020	232,050
	NRG Energy Inc
20,000	7.63%, 01/15/2018	20,050
575,000	7.88%, 05/15/2021	552,000
70,000	NV Energy Inc 6.25%, 11/15/2020	75,967
13,000	PNM Resources Inc 9.25%, 05/15/2015	14,999
170,000	Sabine Pass LNG LP 7.50%, 11/30/2016	182,325
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
236,492	10.50%, 11/01/2016	47,298
150,000	11.50%, 10/01/2020(c)	97,875

		4,312,062

TOTAL BONDS AND NOTES — 90.20% (Cost $122,608,419)		$122,841,656

Shares

COMMON STOCK
Basic Materials — 0.25%
15,013	Fortescue Metals Group Ltd (l)	90,596

Shares		Value

Basic Materials — (continued)
3,225	Freeport-McMoRan Copper & Gold Inc	$122,679
2,954	LyondellBasell Industries Class A	128,942

		342,217

Communications — 0.24%
4,105	DISH Network Corp Class A	135,177
9,795	Interpublic Group of Cos Inc	111,761
4,170	NII Holdings Inc (m)	76,353

		323,291

Consumer, Cyclical — 0.16%
5,557	General Motors Co (m)	142,537
43	Harry & David Holdings Inc (m)	3,418
1,475	TRW Automotive Holdings Corp (m)	68,514

		214,469

Consumer, Non-cyclical — 0.20%
4,795	Avis Budget Group Inc (m)	67,849
6,133	Spectrum Brands Holdings Inc (m)	214,410

		282,259

Energy — 0.42%
2,495	Alpha Natural Resources Inc (m)	37,949
4,210	Chesapeake Energy Corp	97,546
5,495	Compton Petroleum Corp (m)	21,810
2,505	Consol Energy Inc	85,420
2,630	Newfield Exploration Co (m)	91,208
7,895	Quicksilver Resources Inc (e)(m)	39,791
1,149	Stallion Oillfield Holdings (m)	44,811
99,245	Vantage Drilling Co (m)	158,792

		577,327

Financial — 0.12%
1,261	CIT Group Inc (m)	52,004
2,885	DeepOcean Group (m)	49,040
16,355	FelCor Lodging Trust Inc REIT (m)	58,878

		159,922

Industrial — 0.06%
3,535	Terex Corp (m)	79,538

TOTAL COMMON STOCK — 1.45% (Cost $2,417,615)		$1,979,023

PREFERRED STOCK
Communications — 0.21%
173	Lucent Technologies Capital Trust I	139,265

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

Communications — (continued)
2,445	Nielsen Holdings NV	$141,963

		281,228

Consumer, Cyclical — 0.08%
2,532	General Motors Co	105,869

Financial — 0.74%
196	Ally Financial Inc (b)(c)	163,286
8,109	Entertainment Properties Trust	165,890
12,145	GMAC Capital Trust I	280,671
4,312	Health Care REIT Inc	225,572
2,470	MetLife Inc	174,678

		1,010,097

Mortgage-Backed Securities — 0.01%
13,425	Federal National Mortgage Association (m)	18,527

Utilities — 0.12%
3,090	PPL Corp	167,138

TOTAL PREFERRED STOCK — 1.16% (Cost $1,875,165)		$1,582,859

WARRANTS
Communications — 0.01%
696	Charter Communications Inc (m)	13,391
10,767	CMP Susquehanna Radio Holdings (b)(c)(f)(g)(m)	0

		13,391

Consumer, Cyclical — 0.02%
980	General Motors Co - Warrant A (m)	16,297
980	General Motors Co - Warrant B (m)	10,976

		27,273

Consumer, Non-cyclical — 0.00%
507	Buffets Restaurants Holdings Inc (f)(g)(m)	0

TOTAL WARRANTS — 0.03% (Cost $352,300)		$40,664

Principal Amount

SHORT TERM INVESTMENTS
$477,000	Federal Home Loan Bank(n)
	0.00%, 04/02/2012	476,999

Principal Amount		Value
$ 9,600,000	Federal Home Loan Mortgage Corp(n) 0.00%, 04/02/2012	$9,600,000

TOTAL SHORT TERM INVESTMENTS — 7.40% (Cost $10,076,999)		$10,076,999

SECURITIES LENDING COLLATERAL
416,038	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $416,038 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	416,038
1,199,849	Undivided interest of 2.11% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $1,199,849 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	1,199,849
1,199,849	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $1,199,849 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	1,199,849
1,199,849	Undivided interest of 2.13% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $1,199,849 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	1,199,849

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Securities Lending Collateral — (continued)
TOTAL SECURITIES LENDING COLLATERAL — 2.95% (Cost $4,015,585)	$4,015,585

TOTAL INVESTMENTS — 103.19% (Cost $141,346,083)	$140,536,786

OTHER ASSETS & LIABILITIES, NET — (3.19)%	$(4,339,786)

TOTAL NET ASSETS — 100.00%	$136,197,000

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(b)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $17,378,328 and $17,340,069, respectively, representing 12.73% of net assets.
(c)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $35,028,012 and $35,473,040, respectively, representing 26.05% of net assets.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	A portion or all of the security is on loan at March 30, 2012.
(f)	Security has no market value at March 30, 2012.
(g)	Domestic security is fair valued at March 30, 2012.
(h)	Security in default on interest payments during the last 12 months. At March 30, 2012, the aggregate market value on the securities was $116, representing 0.00% of net assets.
(i)	Security in bankruptcy at March 30, 2012.
(j)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(k)	Security in default, some interest payments received during the last 12 months. At March 30, 2012, the aggregate market value on the securities was $269,575, representing 0.20% of net assets.
(l)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(m)	Non-income producing security
(n)	The security’s yield to maturity was less than 0.01%
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio held the following outstanding credit default swap:

Counterparty	Reference Obligation	Fixed Deal Received rate	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Net Unrealized Depreciation
JPMorgan Chase Bank	Credit Default Swap –North America High Yield 18	5.00%	$3,000,000	($88,360)	$78,750	June 2017	($9,671)

At March 30, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

EUR	BA	56,000	USD	73,492	April 2012	$1,200
EUR	CS	13,500	USD	17,648	April 2012	357
EUR	HSB	56,300	USD	74,158	April 2012	934
EUR	JPM	73,600	USD	97,524	April 2012	642
EUR	SSB	35,000	USD	46,196	April 2012	486
EUR	UBS	188,200	USD	250,884	April 2012	134
EUR	WES	104,100	USD	137,646	April 2012	1,201
USD	BA	148,257	EUR	111,200	April 2012	(59)
USD	BA	35,491	CAD	35,000	April 2012	417
USD	CIT	398,846	EUR	299,200	April 2012	(222)
USD	CS	129,032	EUR	97,200	April 2012	(612)
USD	DB	206,110	EUR	154,600	April 2012	(93)
USD	GS	368,521	EUR	276,400	April 2012	(136)
USD	HSB	108,700	EUR	81,600	April 2012	(136)

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	JPM	97,149	EUR	73,600	April 2012	$(1,016)
USD	JPM	72,730	CAD	71,700	April 2012	879
USD	RBS	357,330	EUR	267,900	April 2012	10
USD	SSB	46,660	EUR	35,000	April 2012	(22)
USD	UBS	248,844	EUR	188,200	April 2012	(2,174)
USD	WES	145,718	EUR	109,300	April 2012	(65)
USD	WES	167,889	CAD	165,600	April 2012	1,939
USD	WES	109,039	AUD	101,600	April 2012	4,035

					Net Appreciation	$7,699

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A
JPM	JP Morgan Chase & Co.
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Warrants	Close price, bids, evaluated bids.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the following securities recognized transfers between levels.

Security	Market Value of Transfer	Reason for Transfer

Harry & David Holdings, Inc.	$3,418	Transferred from Level 3 to Level 2 due to obtaining a market observable price from the pricing service. As of the prior reporting period end, the security was internally fair value by the Portfolio’s sub-adviser.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$122,841,656	$—	$122,841,656
Equity Investments:
Domestic Common Stock	1,640,406	48,229	—	1,688,635
Foreign Common Stock	150,752	139,636	—	290,388
Preferred Stock	455,349	1,127,510	—	1,582,859
Derivative Investments:
Forward Foreign Currency Contracts, Appreciation	—	12,234	—	12,234
Warrants	40,664	—	—	40,664
Securities Lending Collateral	—	4,015,585	—	4,015,585
Short Term Investments	—	10,076,999	—	10,076,999

Total	$2,287,171	$138,261,849	$0	$140,549,020

Liabilities
Derivative Investments:
Credit Default Swap	$—	$88,360	$—	$88,360
Forward Foreign Currency Contracts, Depreciation	—	4,535	—	4,535

Total	$0	$92,895	$0	$92,895

Total Investments(a)	$2,287,171	$138,168,954	$0	$140,456,125

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012. Level 3 investments in securities were not considered a significant portion of the portfolio.

:

Description	Corporate Bonds and Notes	Domestic Common Stock

Beginning Balance, January 1, 2012	$555,800	3,225
Total realized gain (loss)	-	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-	-
Total unrealized gain (loss) relating to instruments still held at reporting date	-	-
Purchases	4,200	-
Sales	-	-
Settlements	(560,000)	-
Amortization	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	(3,225)

Ending Balance, March 30, 2012	$0	0

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives quarterly interest payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $141,379,586. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,629,545 and gross depreciation of securities in which there was an excess of tax cost over value of $5,472,345 resulting in net depreciation of $842,800.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio also uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Portfolio enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Portfolio operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

The notional value of open forward foreign currency contracts held at March 30, 2012 is higher than the average outstanding during the period. As of March 30, 2012, the Portfolio held a notional amount of $3,337,863. The average notional value outstanding during the period was $2,705,325.

The notional value of open credit default swaps as of March 30, 2012 is representative of the activity during the period ended March 30, 2012.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $3,906,272 and received collateral of $4,015,585 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.26%
18,398	Air Products & Chemicals Inc	$	1,688,936
6,325	Airgas Inc		562,735
94,905	Alcoa Inc		950,948
9,577	Allegheny Technologies Inc		394,285
5,686	CF Industries Holdings Inc		1,038,548
12,756	Cliffs Natural Resources Inc		883,481
104,626	Dow Chemical Co		3,624,245
12,458	Eastman Chemical Co		643,954
26,635	Ecolab Inc		1,643,912
82,555	EI du Pont de Nemours & Co		4,367,159
6,114	FMC Corp		647,228
83,894	Freeport-McMoRan Copper & Gold Inc		3,191,328
6,918	International Flavors & Fragrances Inc		405,395
38,007	International Paper Co		1,334,046
14,819	MeadWestvaco Corp		468,132
47,383	Monsanto Co		3,779,268
26,462	Mosaic Co		1,463,084
43,421	Newmont Mining Corp		2,226,195
28,184	Nucor Corp		1,210,503
13,413	PPG Industries Inc		1,284,965
26,292	Praxair Inc		3,014,115
7,680	Sherwin-Williams Co		834,586
10,342	Sigma-Aldrich Corp		755,586
7,801	Titanium Metals Corp		105,782
12,606	United States Steel Corp (a)		370,238
11,640	Vulcan Materials Co		497,377

			37,386,031

Communications — 10.18%
32,166	Amazon.com Inc (b)		6,513,937
525,085	AT&T Inc (c)		16,398,405
19,642	Cablevision Systems Corp Class A		288,345
58,092	CBS Corp Class B		1,969,900
54,259	CenturyLink Inc		2,097,110
477,001	Cisco Systems Inc		10,088,571
240,844	Comcast Corp Class A		7,227,728
137,960	Corning Inc		1,942,477
22,076	Crown Castle International Corp (b)		1,177,534
59,949	DIRECTV Class A (b)		2,957,884
22,953	Discovery Communications Inc Class A (b)		1,161,422
100,758	eBay Inc (b)		3,716,963
8,309	Expedia Inc (a)		277,853
6,926	F5 Networks Inc (b)		934,733
86,802	Frontier Communications Corp (a)		361,964
20,838	Gannett Co Inc		319,446
22,459	Google Inc Class A (b)(c)		14,401,609
10,095	Harris Corp		455,083
42,126	Interpublic Group of Cos Inc		480,658
19,876	JDS Uniphase Corp (b)		288,003
46,057	Juniper Networks Inc (b)		1,053,784
25,456	McGraw-Hill Cos Inc		1,233,852
26,987	MetroPCS Communications Inc (b)		243,423
23,518	Motorola Mobility Holdings Inc (b)		922,846
26,038	Motorola Solutions Inc		1,323,511

Shares			Value

Communications — (continued)
4,941	Netflix Inc (b)	$	568,413
193,979	News Corp Class A		3,819,446
24,585	Omnicom Group Inc		1,245,230
4,373	priceline.com Inc (b)		3,137,627
8,714	Scripps Networks Interactive Inc Class A		424,285
258,882	Sprint Nextel Corp (b)		737,814
64,521	Symantec Corp (b)		1,206,543
28,016	Time Warner Cable Inc		2,283,304
85,935	Time Warner Inc		3,244,046
8,309	TripAdvisor Inc (b)		296,382
13,852	VeriSign Inc		531,086
251,127	Verizon Communications Inc		9,600,585
48,917	Viacom Inc Class B		2,321,601
158,823	Walt Disney Co		6,953,271
463	Washington Post Co Class B (a)		172,963
50,391	Windstream Corp (a)		590,079
108,742	Yahoo! Inc (b)		1,655,053

			116,624,769

Consumer, Cyclical — 8.83%
7,685	Abercrombie & Fitch Co Class A		381,253
4,312	AutoNation Inc (a)(b)		147,945
2,484	AutoZone Inc (b)		923,551
21,099	Bed Bath & Beyond Inc (b)		1,387,681
26,114	Best Buy Co Inc		618,379
6,338	Big Lots Inc (b)		272,661
9,813	BorgWarner Inc (b)		827,628
20,090	CarMax Inc (b)		696,118
39,663	Carnival Corp		1,272,389
2,789	Chipotle Mexican Grill Inc (b)		1,165,802
9,674	Cintas Corp		378,447
25,657	Coach Inc		1,982,773
38,512	Costco Wholesale Corp		3,496,890
115,129	CVS Caremark Corp		5,157,779
11,729	Darden Restaurants Inc		600,056
10,620	Dollar Tree Inc (b)		1,003,484
24,955	DR Horton Inc		378,567
10,212	Family Dollar Stores Inc		646,215
26,012	Fastenal Co		1,407,249
336,224	Ford Motor Co		4,199,438
11,570	GameStop Corp Class A (a)		252,689
30,079	Gap Inc		786,265
13,811	Genuine Parts Co		866,640
20,940	Goodyear Tire & Rubber Co (b)		234,947
20,066	Harley-Davidson Inc		984,839
5,923	Harman International Industries Inc		277,256
10,473	Hasbro Inc		384,569
136,295	Home Depot Inc		6,857,001
25,765	International Game Technology		432,594
12,600	JC Penney Co Inc		446,418
59,760	Johnson Controls Inc		1,941,005
22,085	Kohl’s Corp		1,104,913
14,627	Lennar Corp Class A (a)		397,562
110,898	Lowe’s Cos Inc		3,479,979
21,397	Ltd Brands Inc		1,027,056
36,965	Macy’s Inc		1,468,619
23,318	Marriott International Inc Class A		882,586

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
29,429	Mattel Inc	$	990,580
90,409	McDonald’s Corp		8,869,123
24,855	Newell Rubbermaid Inc		442,668
32,831	NIKE Inc Class B		3,560,194
14,198	Nordstrom Inc		791,113
11,166	O’Reilly Automotive Inc (b)		1,020,014
31,524	PACCAR Inc		1,476,269
28,394	PulteGroup Inc (b)		251,287
5,759	Ralph Lauren Corp		1,003,966
20,017	Ross Stores Inc		1,162,988
3,762	Sears Holdings Corp (a)(b)		249,232
66,768	Southwest Airlines Co		550,168
63,076	Staples Inc		1,020,570
66,702	Starbucks Corp		3,727,975
17,154	Starwood Hotels & Resorts Worldwide Inc		967,657
59,473	Target Corp		3,465,492
11,258	Tiffany & Co		778,266
66,875	TJX Cos Inc		2,655,606
9,701	Urban Outfitters Inc (b)		282,396
7,551	VF Corp		1,102,295
154,341	Wal-Mart Stores Inc		9,445,669
78,754	Walgreen Co		2,637,471
6,429	Whirlpool Corp		494,133
5,257	WW Grainger Inc		1,129,256
13,303	Wyndham Worldwide Corp		618,723
6,860	Wynn Resorts Ltd		856,677
40,365	Yum! Brands Inc		2,873,181

			101,192,212

Consumer, Non-cyclical — 21.18%
139,235	Abbott Laboratories		8,533,713
32,082	Aetna Inc		1,609,233
27,036	Allergan Inc		2,580,045
181,845	Altria Group Inc		5,613,555
23,168	AmerisourceBergen Corp		919,306
70,160	Amgen Inc		4,770,178
10,116	Apollo Group Inc Class A (b)		390,882
58,256	Archer-Daniels-Midland Co		1,844,385
43,314	Automatic Data Processing Inc		2,390,500
8,896	Avery Dennison Corp		268,036
37,211	Avon Products Inc		720,405
49,952	Baxter International Inc		2,986,131
13,778	Beam Inc		806,977
18,743	Becton Dickinson & Co		1,455,394
21,517	Biogen Idec Inc (b)		2,710,497
128,724	Boston Scientific Corp (a)(b)		769,770
149,866	Bristol-Myers Squibb Co		5,057,978
9,182	Brown-Forman Corp Class B		765,687
16,235	Campbell Soup Co (a)		549,555
30,727	Cardinal Health Inc		1,324,641
19,102	CareFusion Corp (b)		495,315
39,310	Celgene Corp (b)		3,047,311
25,412	Cigna Corp		1,251,541
11,701	Clorox Co		804,444
200,619	Coca-Cola Co (c)		14,847,812
27,102	Coca-Cola Enterprises Inc		775,117
42,823	Colgate-Palmolive Co		4,187,233
35,896	ConAgra Foods Inc		942,629

Shares			Value

Consumer, Non-cyclical — (continued)
15,448	Constellation Brands Inc Class A (b)	$	364,418
12,749	Coventry Health Care Inc		453,482
42,790	Covidien PLC		2,339,757
7,396	CR Bard Inc		730,133
8,060	DaVita Inc (b)		726,770
14,326	Dean Foods Co (b)		173,488
11,990	DENTSPLY International Inc		481,159
5,269	DeVry Inc		178,461
18,814	Dr Pepper Snapple Group Inc		756,511
9,913	Edwards Lifesciences Corp (b)		720,973
90,183	Eli Lilly & Co		3,631,669
10,934	Equifax Inc		483,939
19,869	Estee Lauder Cos Inc Class A		1,230,686
42,723	Express Scripts Holding Co (b)		2,314,732
24,232	Forest Laboratories Inc (b)		840,608
56,494	General Mills Inc		2,228,688
66,526	Gilead Sciences Inc (b)		3,249,795
26,802	H&R Block Inc		441,429
13,671	Hershey Co		838,442
28,449	HJ Heinz Co		1,523,444
12,502	Hormel Foods Corp		369,059
14,536	Hospira Inc (b)		543,501
14,429	Humana Inc		1,334,394
3,463	Intuitive Surgical Inc (b)		1,876,080
16,847	Iron Mountain Inc		485,194
10,123	JM Smucker Co		823,607
243,098	Johnson & Johnson (c)		16,034,744
21,910	Kellogg Co		1,175,033
34,586	Kimberly-Clark Corp		2,555,560
156,214	Kraft Foods Inc Class A		5,937,694
52,773	Kroger Co		1,278,690
8,853	Laboratory Corp of America Holdings (b)		810,404
15,926	Life Technologies Corp (b)		777,507
11,725	Lorillard Inc		1,518,153
9,437	Mastercard Inc Class A		3,968,636
11,898	McCormick & Co Inc		647,608
21,582	McKesson Corp		1,894,252
17,756	Mead Johnson Nutrition Co Class A		1,464,515
34,006	Medco Health Solutions Inc (b)		2,390,622
93,372	Medtronic Inc		3,659,249
269,293	Merck & Co Inc (c)		10,340,851
13,434	Molson Coors Brewing Co Class B		607,889
17,140	Moody’s Corp		721,594
37,420	Mylan Inc/PA (b)		877,499
8,602	Patterson Cos Inc		287,307
28,502	Paychex Inc		883,277
139,095	PepsiCo Inc		9,228,953
8,323	Perrigo Co		859,849
667,916	Pfizer Inc (c)		15,134,977
153,427	Philip Morris International Inc (c)		13,595,166
243,943	Procter & Gamble Co (c)		16,395,409
17,790	Quanta Services Inc (b)		371,811
14,096	Quest Diagnostics Inc		861,970
29,777	Reynolds American Inc		1,233,959
11,953	Robert Half International Inc		362,176
18,194	RR Donnelley & Sons Co (a)		225,424

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
23,652	Safeway Inc (a)	$	478,007
24,474	SAIC Inc (b)		323,057
51,174	Sara Lee Corp		1,101,776
28,377	St Jude Medical Inc		1,257,385
28,539	Stryker Corp		1,583,344
16,772	SUPERVALU Inc (a)		95,768
52,384	Sysco Corp		1,564,186
40,479	Tenet Healthcare Corp (b)		214,944
14,769	Total System Services Inc		340,721
25,539	Tyson Foods Inc Class A		489,072
92,588	UnitedHealth Group Inc		5,457,137
9,800	Varian Medical Systems Inc (b)		675,808
44,078	Visa Inc Class A		5,201,204
11,385	Watson Pharmaceuticals Inc (b)		763,478
30,813	WellPoint Inc		2,273,999
55,690	Western Union Co		980,144
14,097	Whole Foods Market Inc		1,172,870
16,175	Zimmer Holdings Inc		1,039,729

			242,672,096

Diversified — 0.04%
17,369	Leucadia National Corp		453,331

Energy — 11.10%
18,585	Alpha Natural Resources Inc (b)		282,678
44,081	Anadarko Petroleum Corp		3,453,306
34,033	Apache Corp		3,418,275
38,363	Baker Hughes Inc		1,608,944
17,829	Cabot Oil & Gas Corp		555,730
21,826	Cameron International Corp (b)		1,153,068
58,671	Chesapeake Energy Corp		1,359,407
175,118	Chevron Corp (c)		18,779,654
113,422	ConocoPhillips		8,621,206
19,764	Consol Energy Inc		673,952
34,038	Denbury Resources Inc (b)		620,513
35,805	Devon Energy Corp		2,546,452
5,944	Diamond Offshore Drilling Inc (a)		396,762
68,439	El Paso Corp		2,022,372
23,598	EOG Resources Inc		2,621,738
13,260	EQT Corp		639,265
417,569	Exxon Mobil Corp (c)		36,215,759
20,650	FMC Technologies Inc (b)		1,041,173
81,502	Halliburton Co		2,705,051
9,118	Helmerich & Payne Inc		491,916
26,476	Hess Corp		1,560,760
61,836	Marathon Oil Corp		1,960,201
31,432	Marathon Petroleum Corp		1,362,892
17,244	Murphy Oil Corp		970,320
26,001	Nabors Industries Ltd (b)		454,757
37,187	National Oilwell Varco Inc		2,955,251
11,534	Newfield Exploration Co (b)		399,999
22,024	Noble Corp		825,239
15,600	Noble Energy Inc		1,525,368
71,756	Occidental Petroleum Corp		6,833,324
9,166	ONEOK Inc		748,496
23,365	Peabody Energy Corp		676,650
10,911	Pioneer Natural Resources Co		1,217,559
15,100	QEP Resources Inc		460,550

Shares			Value

Energy — (continued)
13,605	Range Resources Corp	$	790,995
10,787	Rowan Cos Inc (b)		355,216
118,591	Schlumberger Ltd		8,293,069
30,072	Southwestern Energy Co (b)		920,203
57,720	Spectra Energy Corp		1,821,066
9,940	Sunoco Inc		379,211
12,687	Tesoro Corp (b)		340,519
48,918	Valero Energy Corp		1,260,617
52,373	Williams Cos Inc		1,613,612
16,941	WPX Energy Inc (b)		305,107

			127,238,202

Financial — 14.58%
29,800	Ace Ltd		2,181,360
41,412	Aflac Inc		1,904,538
44,800	Allstate Corp		1,474,816
89,403	American Express Co		5,172,858
47,569	American International Group Inc (b)		1,466,552
34,853	American Tower Corp REIT (b)		2,196,436
19,659	Ameriprise Financial Inc		1,123,119
28,256	Aon PLC		1,386,239
10,321	Apartment Investment & Management Co REIT Class A		272,578
8,936	Assurant Inc		361,908
8,387	AvalonBay Communities Inc REIT		1,185,502
947,055	Bank of America Corp		9,063,316
106,942	Bank of New York Mellon Corp		2,580,510
61,895	BB&T Corp		1,942,884
155,316	Berkshire Hathaway Inc Class B (b)(c)		12,603,893
8,810	BlackRock Inc Class A		1,805,169
13,005	Boston Properties Inc REIT		1,365,395
48,859	Capital One Financial Corp		2,723,401
27,841	CBRE Group Inc Class A (b)		555,706
96,072	Charles Schwab Corp		1,380,555
24,606	Chubb Corp		1,700,521
13,741	Cincinnati Financial Corp		474,202
259,377	Citigroup Inc		9,480,229
5,814	CME Group Inc		1,682,165
17,176	Comerica Inc		555,815
48,831	Discover Financial Services		1,628,026
23,223	E*Trade Financial Corp (b)		254,292
26,115	Equity Residential REIT		1,635,321
8,299	Federated Investors Inc Class B (a)		185,981
81,907	Fifth Third Bancorp		1,150,793
22,325	First Horizon National Corp		231,734
12,936	Franklin Resources Inc		1,604,452
43,000	Genworth Financial Inc Class A (b)		357,760
43,829	Goldman Sachs Group Inc		5,451,013
38,613	Hartford Financial Services Group Inc		813,962
36,235	HCP Inc REIT		1,429,833
18,582	Health Care REIT Inc REIT		1,021,267
61,146	Host Hotels & Resorts Inc REIT		1,004,017
44,398	Hudson City Bancorp Inc		324,549
73,911	Huntington Bancshares Inc		476,726
6,469	IntercontinentalExchange Inc (b)		888,970
38,833	Invesco Ltd		1,035,676

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — (continued)
338,061	JP Morgan Chase & Co (c)	$	15,544,045
84,466	KeyCorp		717,961
36,124	Kimco Realty Corp REIT		695,748
11,363	Legg Mason Inc		317,369
27,595	Lincoln National Corp		727,404
26,978	Loews Corp		1,075,613
10,880	M&T Bank Corp		945,254
48,109	Marsh & McLennan Cos Inc		1,577,494
93,640	MetLife Inc		3,497,454
134,853	Morgan Stanley		2,648,513
12,574	NASDAQ OMX Group Inc (b)		325,667
21,504	Northern Trust Corp		1,020,365
23,476	NYSE Euronext		704,515
31,283	People’s United Financial Inc		414,187
14,178	Plum Creek Timber Co Inc REIT		589,238
46,717	PNC Financial Services Group Inc		3,012,779
27,132	Principal Financial Group Inc		800,665
53,597	Progressive Corp		1,242,378
40,764	ProLogis Inc REIT		1,468,319
41,832	Prudential Financial Inc		2,651,731
12,485	Public Storage REIT		1,725,052
107,243	Regions Financial Corp		706,731
27,103	Simon Property Group Inc REIT		3,948,365
45,105	SLM Corp		710,855
43,353	State Street Corp		1,972,562
47,399	SunTrust Banks Inc		1,145,634
22,218	T Rowe Price Group Inc		1,450,835
9,635	Torchmark Corp		480,305
34,850	Travelers Cos Inc		2,063,120
25,916	Unum Group		634,424
168,810	US Bancorp		5,347,901
25,347	Ventas Inc REIT		1,447,314
16,252	Vornado Realty Trust REIT		1,368,418
467,035	Wells Fargo & Co (c)		15,944,575
46,837	Weyerhaeuser Co REIT		1,026,667
28,112	XL Group PLC		609,749
15,157	Zions Bancorporation		325,269

			167,018,514

Industrial — 10.55%
61,965	3M Co		5,527,898
30,882	Agilent Technologies Inc		1,374,558
15,054	Amphenol Corp Class A		899,778
14,114	Ball Corp		605,208
9,210	Bemis Co Inc		297,391
65,743	Boeing Co		4,889,307
57,174	Caterpillar Inc		6,090,174
14,631	CH Robinson Worldwide Inc		958,184
14,167	Cooper Industries PLC Class A		905,980
93,110	CSX Corp		2,003,727
16,940	Cummins Inc		2,033,478
50,660	Danaher Corp		2,836,960
36,274	Deere & Co		2,934,567
16,519	Dover Corp		1,039,706
29,095	Eaton Corp		1,449,804
65,140	Emerson Electric Co		3,399,005
18,936	Expeditors International of Washington Inc		880,713
27,835	FedEx Corp		2,559,707

Shares			Value

Industrial — (continued)
13,337	FLIR Systems Inc	$	337,559
4,825	Flowserve Corp		557,336
15,148	Fluor Corp		909,486
31,572	General Dynamics Corp		2,316,753
937,104	General Electric Co (c)		18,807,677
10,900	Goodrich Corp		1,367,296
68,450	Honeywell International Inc		4,178,872
42,369	Illinois Tool Works Inc		2,420,117
28,300	Ingersoll-Rand PLC Class A		1,170,205
17,503	Jabil Circuit Inc		439,675
10,833	Jacobs Engineering Group Inc (b)		480,660
9,392	Joy Global Inc		690,312
8,888	L-3 Communications Holdings Inc		629,004
12,903	Leggett & Platt Inc		296,898
23,541	Lockheed Martin Corp		2,115,394
31,703	Masco Corp (a)		423,869
12,314	Molex Inc		346,270
29,780	Norfolk Southern Corp		1,960,417
22,724	Northrop Grumman Corp		1,387,982
14,912	Owens-Illinois Inc (b)		348,046
10,110	Pall Corp		602,859
13,122	Parker Hannifin Corp		1,109,465
10,335	PerkinElmer Inc		285,866
12,853	Precision Castparts Corp		2,222,284
30,731	Raytheon Co		1,621,982
28,135	Republic Services Inc		859,806
12,647	Rockwell Automation Inc		1,007,966
13,337	Rockwell Collins Inc		767,678
8,620	Roper Industries Inc		854,759
4,684	Ryder System Inc		247,315
17,291	Sealed Air Corp		333,889
5,101	Snap-on Inc		311,008
14,901	Stanley Black & Decker Inc		1,146,781
7,553	Stericycle Inc (b)		631,733
37,300	TE Connectivity Ltd		1,370,775
24,759	Textron Inc		689,043
33,155	Thermo Fisher Scientific Inc		1,869,279
41,000	Tyco International Ltd		2,303,380
42,722	Union Pacific Corp		4,591,761
85,298	United Parcel Service Inc Class B		6,885,255
80,604	United Technologies Corp		6,685,296
40,925	Waste Management Inc		1,430,738
8,031	Waters Corp (b)		744,152
15,953	Xylem Inc		442,696

			120,885,739

Technology — 15.46%
57,302	Accenture PLC Class A		3,695,979
43,797	Adobe Systems Inc (b)		1,502,675
53,235	Advanced Micro Devices Inc (b)		426,945
15,436	Akamai Technologies Inc (b)		566,501
28,564	Altera Corp		1,137,418
25,939	Analog Devices Inc		1,047,936
82,572	Apple Inc (b)(c)		49,499,437
114,924	Applied Materials Inc		1,429,654
19,531	Autodesk Inc (b)		826,552
15,590	BMC Software Inc (b)		626,094
42,719	Broadcom Corp Class A		1,678,857
33,580	CA Inc		925,465

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Technology — (continued)
12,616	Cerner Corp (b)	$	960,834
16,211	Citrix Systems Inc (b)		1,279,210
26,810	Cognizant Technology Solutions Corp Class A (b)		2,063,029
13,162	Computer Sciences Corp		394,070
133,845	Dell Inc (b)		2,221,827
4,101	Dun & Bradstreet Corp		347,478
28,296	Electronic Arts Inc (b)		466,318
181,818	EMC Corp (b)		5,432,722
22,297	Fidelity National Information Services Inc		738,477
5,032	First Solar Inc (a)(b)		126,052
12,279	Fiserv Inc (b)		852,040
175,731	Hewlett-Packard Co		4,187,670
442,646	Intel Corp (c)		12,442,779
102,653	International Business Machines Corp (c)		21,418,548
25,990	Intuit Inc		1,562,779
14,630	KLA-Tencor Corp		796,165
6,829	Lexmark International Inc Class A (a)		226,996
20,399	Linear Technology Corp		687,446
55,181	LSI Corp (b)		478,971
16,550	Microchip Technology Inc (a)		615,660
85,856	Micron Technology Inc (b)		695,434
661,202	Microsoft Corp (c)		21,323,764
31,635	NetApp Inc (b)		1,416,299
6,104	Novellus Systems Inc (b)		304,651
52,876	NVIDIA Corp (b)		813,762
347,649	Oracle Corp (c)		10,137,445
17,916	Pitney Bowes Inc (a)		314,963
149,786	QUALCOMM Inc (c)		10,188,444
17,229	Red Hat Inc (b)		1,031,845
11,981	Salesforce.com Inc (b)		1,851,184
21,205	SanDisk Corp (b)		1,051,556
14,704	Teradata Corp (b)		1,002,078
15,739	Teradyne Inc (b)		265,832
101,159	Texas Instruments Inc		3,399,954
20,922	Western Digital Corp (b)		865,961
123,423	Xerox Corp		997,258
23,438	Xilinx Inc		853,846

			177,176,860

Utilities — 3.22%
56,756	AES Corp (b)		741,801
10,052	AGL Resources Inc		394,240
20,980	Ameren Corp		683,528
42,452	American Electric Power Co Inc		1,637,798
37,059	CenterPoint Energy Inc		730,804
21,555	CMS Energy Corp		474,210
25,769	Consolidated Edison Inc		1,505,425
49,991	Dominion Resources Inc		2,560,039
14,777	DTE Energy Co		813,178
116,977	Duke Energy Corp		2,457,687
28,721	Edison International		1,220,930
15,685	Entergy Corp		1,054,032
75,360	Exelon Corp		2,954,866
37,153	FirstEnergy Corp		1,693,805
6,527	Integrys Energy Group Inc		345,866

Shares			Value

Utilities — (continued)
37,450	NextEra Energy Inc	$	2,287,446
24,984	NiSource Inc		608,360
15,170	Northeast Utilities		563,110
20,036	NRG Energy Inc (b)		313,964
18,978	Pepco Holdings Inc		358,494
36,078	PG&E Corp		1,566,146
9,382	Pinnacle West Capital Corp		449,398
51,400	PPL Corp		1,452,564
25,967	Progress Energy Inc		1,379,107
44,979	Public Service Enterprise Group Inc		1,376,807
10,404	SCANA Corp		474,527
21,125	Sempra Energy		1,266,655
76,313	Southern Co		3,428,743
18,251	TECO Energy Inc		320,305
19,912	Wisconsin Energy Corp		700,504
43,178	Xcel Energy Inc		1,142,922

			36,957,261

TOTAL COMMON STOCK — 98.40% (Cost $929,294,017)		$	1,127,605,015

Principal Amount

SHORT TERM INVESTMENTS
$ 10,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/02/2012		9,999,994
	Federal Home Loan Bank
15,000,000	0.00%, 04/02/2012(d)		14,999,999
2,000,000	0.02%, 04/11/2012		1,999,988
10,000,000	0.01%, 04/12/2012		9,999,983
5,300,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(d)		5,300,000
2,100,000	Federal National Mortgage Association 0.00%, 04/05/2012(d)		2,100,000
	U.S. Treasury Bills
905,000	0.03%, 05/24/2012(e)		904,957
1,540,000	0.10%, 06/21/2012(e)		1,539,671

TOTAL SHORT TERM INVESTMENTS — 4.09% (Cost $46,844,592)		$	46,844,592

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 1,936,594	Undivided interest of 7.52% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $1,936,594 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.	$	1,936,594

1,499,804	Undivided interest of 2.63% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $1,499,804 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.		1,499,804

1,499,804	Undivided interest of 2.81% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $1,499,804 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		1,499,804

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,499,804	Undivided interest of 2.67% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $1,499,804 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$	1,499,804

TOTAL SECURITIES LENDING COLLATERAL — 0.56% (Cost $6,436,006)		$	6,436,006

TOTAL INVESTMENTS — 103.05% (Cost $982,574,615)		$	1,180,885,613

OTHER ASSETS & LIABILITIES, NET — (3.05)%		$	(34,991,450)

TOTAL NET ASSETS — 100.00%		$	1,145,894,163

(a)	A portion or all of the security is on loan at March 30, 2012.
(b)	Non-income producing security
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%
(e)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.

REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	264	USD	$18,522,900	June 2012	$182,870

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments: Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Derivative Investments: Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$1,111,747,834	$—	$—	$1,111,747,834
Foreign Common Stock	15,857,181	—	—	15,857,181
Derivative Investments:
Futures Contracts Variation Margin	1,942	—	—	1,942
Securities Lending Collateral	—	6,436,006	—	6,436,006
Short Term Investments	—	46,844,592	—	46,844,592

Total	$1,127,606,957	$53,280,598	$0	$1,180,887,555

Total Investments(a)	$1,127,606,957	$53,280,598	$0	$1,180,887,555

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $990,303,952. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $298,312,051 and gross depreciation of securities in which there was an excess of tax cost over value of $107,730,390 resulting in net appreciation of $190,581,661.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities.

The number of futures contracts held at March 30, 2012 is lower than the average outstanding during the period. As of March 30, 2012, the Portfolio held 264 futures contracts. The average number of futures contracts outstanding during the period was 348.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $6,257,089 and received collateral of $6,436,006 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.21%
11,773	Albemarle Corp	$	752,530
10,371	Ashland Inc		633,253
8,103	Cabot Corp		345,836
5,603	Carpenter Technology Corp		292,645
14,664	Commercial Metals Co		217,320
4,394	Compass Minerals International Inc		315,226
6,084	Cytec Industries Inc		369,846
4,875	Domtar Corp		464,978
4,249	DST Systems Inc		230,423
7,106	Intrepid Potash Inc (a)		172,889
2,265	Minerals Technologies Inc		148,154
1,343	NewMarket Corp		251,678
10,172	Olin Corp		221,241
9,945	Reliance Steel & Aluminum Co		561,694
17,412	RPM International Inc		456,020
6,740	Sensient Technologies Corp		256,120
29,065	Steel Dynamics Inc		422,605
12,364	Valspar Corp		597,058

			6,709,516

Communications — 4.72%
8,549	ADTRAN Inc		266,643
7,640	AMC Networks Inc Class A (a)		340,973
12,350	AOL Inc (a)		234,280
13,315	Ciena Corp (a)		215,570
6,173	Equinix Inc (a)(b)		971,939
5,977	Factset Research Systems Inc		591,962
6,623	General Cable Corp (a)		192,597
6,025	John Wiley & Sons Inc Class A		286,730
7,429	Lamar Advertising Co Class A (a)(c)		240,774
4,783	Meredith Corp (c)		155,256
8,958	NeuStar Inc Class A (a)		333,686
16,757	New York Times Co Class A (a)		113,780
5,521	Plantronics Inc		222,275
23,537	Polycom Inc (a)		448,851
13,796	Rackspace Hosting Inc (a)		797,271
35,589	RF Micro Devices Inc (a)		177,233
3,462	Scholastic Corp		122,139
12,847	Telephone & Data Systems Inc		297,408
46,322	Tellabs Inc		187,604
22,063	TIBCO Software Inc (a)		672,921
19,900	tw telecom inc (a)		440,984
10,479	ValueClick Inc (a)		206,855

			7,517,731

Consumer, Cyclical — 13.01%
9,649	Advance Auto Parts Inc (b)		854,612
10,337	Aeropostale Inc (a)		223,486
9,424	Alaska Air Group Inc (a)		337,568
25,701	American Eagle Outfitters Inc		441,800
6,710	ANN INC (a)		192,174
14,822	Arrow Electronics Inc (a)		622,079
8,949	Ascena Retail Group Inc (a)		396,620
5,499	Bally Technologies Inc (a)		257,078
4,958	Barnes & Noble Inc (a)(c)		65,694
3,983	Bob Evans Farms Inc		150,239

Shares			Value

Consumer, Cyclical — (continued)
10,209	Brinker International Inc	$	281,258
6,809	Carter’s Inc (a)		338,884
6,928	Cheesecake Factory Inc (a)		203,614
22,282	Chico’s FAS Inc		336,458
8,282	Collective Brands Inc (a)		162,824
14,178	Copart Inc (a)		369,620
5,142	Deckers Outdoor Corp (a)(c)		324,203
12,792	Dick’s Sporting Goods Inc		615,039
9,089	DreamWorks Animation SKG Inc Class A (a)(c)		167,692
20,031	Foot Locker Inc		621,963
6,867	Fossil Inc (a)(b)		906,307
8,472	Guess? Inc		264,750
12,953	Hanesbrands Inc (a)		382,632
7,463	Herman Miller Inc		171,350
6,110	HNI Corp		169,552
5,097	HSN Inc		193,839
19,448	Ingram Micro Inc Class A (a)		360,955
3,885	International Speedway Corp Class A		107,809
28,152	JetBlue Airways Corp (a)		137,663
8,740	KB Home (c)		77,786
5,658	Life Time Fitness Inc (a)		286,125
19,508	LKQ Corp (a)		608,064
5,196	MDC Holdings Inc		134,005
7,572	Mohawk Industries Inc (a)		503,614
6,106	MSC Industrial Direct Co Inc Class A		508,508
671	NVR Inc (a)		487,367
36,156	Office Depot Inc (a)		124,738
11,595	Oshkosh Corp (a)		268,656
8,515	Owens & Minor Inc		258,941
3,937	Panera Bread Co Class A (a)		633,542
14,771	PetSmart Inc (b)		845,197
9,065	Polaris Industries Inc		654,040
8,947	PVH Corp		799,236
12,081	RadioShack Corp (c)		75,144
7,762	Regis Corp		143,054
20,284	Saks Inc (a)(c)		235,497
7,508	Scientific Games Corp Class A (a)		87,543
11,515	Signet Jewelers Ltd		544,429
5,569	Thor Industries Inc		175,758
19,446	Toll Brothers Inc (a)		466,510
9,436	Tractor Supply Co (b)		854,524
4,874	Under Armour Inc Class A (a)		458,156
5,373	Warnaco Group Inc (a)		313,783
3,600	Watsco Inc		266,544
37,537	Wendy’s Co		188,060
13,635	Williams-Sonoma Inc		511,040
7,137	WMS Industries Inc (a)		169,361
9,445	World Fuel Services Corp		387,245

			20,724,229

Consumer, Non-cyclical — 18.25%
10,185	Aaron’s Inc		263,792
6,623	Alliance Data Systems Corp (a)(b)		834,233
4,832	American Greetings Corp Class A		74,123
6,385	AMERIGROUP Corp (a)		429,583

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
2,497	Bio-Rad Laboratories Inc Class A (a)	$	258,914
6,392	Brink’s Co		152,577
6,667	Catalyst Health Solutions Inc (a)		424,888
6,274	Charles River Laboratories International Inc (a)		226,429
18,838	Church & Dwight Co Inc (b)		926,641
11,489	Community Health Systems Inc (a)		255,515
15,250	Convergys Corp (a)		203,588
6,322	Cooper Cos Inc		516,571
13,518	CoreLogic Inc (a)		220,614
10,097	Corn Products International Inc		582,092
4,264	Corporate Executive Board Co		183,395
13,224	Corrections Corp of America (a)		361,147
7,703	Covance Inc (a)		366,894
6,512	Deluxe Corp		152,511
15,462	Endo Pharmaceuticals Holdings Inc (a)		598,843
15,012	Flowers Foods Inc		305,795
5,618	FTI Consulting Inc (a)		210,787
12,376	Gartner Inc (a)		527,713
5,897	Gen-Probe Inc (a)		391,620
10,384	Global Payments Inc		492,929
17,211	Green Mountain Coffee Roasters Inc (a)(b)		806,163
6,603	Harris Teeter Supermarkets Inc		264,780
34,294	Health Management Associates Inc Class A (a)		230,456
10,993	Health Net Inc (a)		436,642
11,877	Henry Schein Inc (a)(b)		898,851
8,246	Hill-Rom Holdings Inc		275,499
11,421	HMS Holdings Corp (a)		356,449
34,917	Hologic Inc (a)		752,461
7,293	IDEXX Laboratories Inc (a)		637,773
2,538	ITT Educational Services Inc (a)(c)		167,863
5,772	Korn/Ferry International (a)		96,681
2,700	Lancaster Colony Corp		179,442
10,705	Lender Processing Services Inc		278,330
6,481	LifePoint Hospitals Inc (a)		255,611
11,229	Lincare Holdings Inc		290,607
10,341	Manpower Inc		489,853
7,688	Masimo Corp (a)		179,745
3,906	Matthews International Corp Class A		123,586
7,841	Medicis Pharmaceutical Corp Class A		294,743
6,511	Mednax Inc (a)		484,223
20,049	Monster Beverage Corp (a)(b)		1,244,842
16,593	Monster Worldwide Inc (a)		161,782
15,060	Omnicare Inc		535,684
3,804	Post Holdings Inc (a)		125,266
7,318	Ralcorp Holdings Inc (a)		542,191
10,069	Regeneron Pharmaceuticals Inc (a)(b)		1,174,247
7,891	Rent-A-Center Inc		297,885
19,101	ResMed Inc (a)		590,412
8,639	Rollins Inc		183,838
5,489	Scotts Miracle-Gro Co Class A		297,284
18,587	SEI Investments Co		384,565
28,911	Service Corp International		325,538

Shares			Value

Consumer, Non-cyclical — (continued)
21,346	Smithfield Foods Inc (a)	$	470,252
8,965	Sotheby’s		352,683
7,354	STERIS Corp		232,534
1,489	Strayer Education Inc (c)		140,383
4,898	Techne Corp		343,350
5,416	Teleflex Inc		331,188
7,602	Thoratec Corp (a)		256,263
3,043	Tootsie Roll Industries Inc (c)		69,706
6,532	Towers Watson & Co Class A		431,569
7,271	Tupperware Brands Corp		461,709
8,357	United Rentals Inc (a)(c)		358,432
7,125	United Therapeutics Corp (a)		335,801
3,179	Universal Corp		148,141
12,820	Universal Health Services Inc Class B		537,286
5,411	Valassis Communications Inc (a)		124,453
11,696	VCA Antech Inc (a)		271,464
27,813	Vertex Pharmaceuticals Inc (a)(b)		1,140,611
5,688	WellCare Health Plans Inc (a)		408,854
5,143	Wright Express Corp (a)		332,906

			29,072,071

Energy — 5.36%
28,355	Arch Coal Inc		303,682
7,534	Atwood Oceanics Inc (a)		338,201
5,999	Bill Barrett Corp (a)		156,034
2,521	CARBO Ceramics Inc (c)		265,840
11,339	Cimarex Energy Co (b)		855,754
10,021	Dresser-Rand Group Inc (a)		464,874
4,603	Dril-Quip Inc (a)		299,287
9,562	Energen Corp		469,972
15,174	Forest Oil Corp (a)		183,909
14,158	Helix Energy Solutions Group Inc (a)		252,013
27,549	HollyFrontier Corp (b)		885,700
8,017	Northern Oil & Gas Inc (a)		166,273
14,300	Oceaneering International Inc		770,627
6,805	Oil States International Inc (a)		531,198
11,059	Patriot Coal Corp (a)(c)		69,008
20,535	Patterson-UTI Energy Inc		355,050
16,971	Plains Exploration & Production Co (a)		723,813
14,163	Quicksilver Resources Inc (a)(c)		71,382
8,492	SM Energy Co		600,979
20,885	Superior Energy Services Inc (a)		550,529
5,253	Unit Corp (a)		224,618

			8,538,743

Financial — 20.01%
7,088	Affiliated Managers Group Inc (a)		792,509
8,218	Alexandria Real Estate Equities Inc REIT		600,982
1,923	Alleghany Corp (a)		632,859
9,893	American Campus Communities Inc REIT		442,415
10,137	American Financial Group Inc		391,085
25,223	Apollo Investment Corp		180,849
15,246	Arthur J Gallagher & Co		544,892

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — (continued)
9,478	Aspen Insurance Holdings Ltd	$	264,815
23,127	Associated Banc-Corp		322,853
10,824	Astoria Financial Corp		106,725
10,414	BancorpSouth Inc (c)		140,277
5,892	Bank of Hawaii Corp		284,878
10,042	BRE Properties Inc REIT		507,623
15,422	Brown & Brown Inc		366,735
10,436	Camden Property Trust REIT		686,167
10,076	Cathay General Bancorp		178,345
11,403	CBOE Holdings Inc		324,073
6,223	City National Corp		326,521
10,507	Commerce Bancshares Inc		425,744
9,134	Corporate Office Properties Trust REIT		212,000
8,128	Cullen/Frost Bankers Inc		472,968
34,348	Duke Realty Corp REIT		492,550
19,720	East West Bancorp Inc		455,335
15,338	Eaton Vance Corp		438,360
8,001	Equity One Inc REIT		161,780
4,609	Essex Property Trust Inc REIT		698,310
7,100	Everest Re Group Ltd		656,892
8,426	Federal Realty Investment Trust REIT (b)		815,553
29,371	Fidelity National Financial Inc Class A		529,559
13,382	First American Financial Corp		222,543
46,669	First Niagara Financial Group Inc		459,223
13,862	FirstMerit Corp		233,713
25,374	Fulton Financial Corp		266,427
3,703	Greenhill & Co Inc		161,599
11,249	Hancock Holding Co		399,452
6,035	Hanover Insurance Group Inc		248,159
13,813	HCC Insurance Holdings Inc		430,551
9,661	Highwoods Properties Inc REIT		321,905
6,423	Home Properties Inc REIT		391,867
16,391	Hospitality Properties Trust REIT		433,870
7,238	International Bancshares Corp		153,084
25,385	Janus Capital Group Inc		226,180
19,964	Jefferies Group Inc		376,122
5,785	Jones Lang LaSalle Inc		481,948
6,741	Kemper Corp		204,118
15,448	Liberty Property Trust REIT		551,803
17,458	Macerich Co REIT (b)		1,008,200
11,669	Mack-Cali Realty Corp REIT		336,301
4,593	Mercury General Corp		200,898
14,046	National Retail Properties Inc REIT		381,911
58,060	New York Community Bancorp Inc		807,615
34,443	Old Republic International Corp		363,374
13,828	Omega Healthcare Investors Inc REIT		293,983
5,152	Potlatch Corp REIT		161,464
6,288	Prosperity Bancshares Inc		287,990
10,502	Protective Life Corp		311,069
14,777	Raymond James Financial Inc		539,804
16,210	Rayonier Inc REIT		714,699
17,662	Realty Income Corp REIT		684,049
11,919	Regency Centers Corp REIT		530,157
9,722	Reinsurance Group of America Inc		578,167

Shares			Value

Financial — (continued)
21,570	Senior Housing Properties Trust REIT	$	475,619
6,130	Signature Bank (a)		386,435
11,428	SL Green Realty Corp REIT (b)		886,241
5,948	StanCorp Financial Group Inc		243,511
5,794	SVB Financial Group (a)		372,786
106,875	Synovus Financial Corp		219,094
7,694	Taubman Centers Inc REIT		561,277
21,178	TCF Financial Corp		251,806
8,138	Trustmark Corp		203,287
29,563	UDR Inc REIT		789,628
24,935	Valley National Bancorp		322,908
11,366	Waddell & Reed Financial Inc Class A		368,372
13,656	Washington Federal Inc		229,694
9,328	Webster Financial Corp		211,466
16,036	Weingarten Realty Investors REIT		423,832
3,647	Westamerica Bancorporation		175,056
14,803	WR Berkley Corp		534,684

			31,871,595

Industrial — 18.83%
5,593	Acuity Brands Inc		351,408
15,558	AECOM Technology Corp (a)		348,032
12,875	AGCO Corp (a)		607,829
5,609	Alexander & Baldwin Inc		271,756
4,452	Alliant Techsystems Inc		223,134
21,227	AMETEK Inc (b)		1,029,722
8,771	Aptargroup Inc		480,388
19,204	Avnet Inc (a)		698,834
13,764	BE Aerospace Inc (a)		639,613
8,201	Carlisle Cos Inc		409,394
6,681	CLARCOR Inc		327,970
6,284	Clean Harbors Inc (a)		423,102
7,480	Con-way Inc		243,923
6,195	Crane Co		300,457
19,718	Donaldson Co Inc		704,524
8,734	Energizer Holdings Inc (a)		647,888
4,079	Esterline Technologies Corp (a)		291,485
24,582	Exelis Inc		307,767
20,940	Fortune Brands Home & Security Inc (a)		462,146
6,722	Gardner Denver Inc		423,620
6,257	GATX Corp		252,157
19,108	Gentex Corp		468,146
7,943	Graco Inc		421,456
4,716	Granite Construction Inc		135,538
3,933	Greif Inc Class A		219,933
10,240	Harsco Corp		240,230
7,895	Hubbell Inc Class B		620,389
6,192	Huntington Ingalls Industries Inc (a)		249,166
11,115	IDEX Corp		468,275
5,168	Itron Inc (a)		234,679
12,634	ITT Corp		289,824
11,936	JB Hunt Transport Services Inc		648,960
14,540	Kansas City Southern (a)(b)		1,042,373
19,598	KBR Inc		696,709
10,577	Kennametal Inc		470,994
7,405	Kirby Corp (a)		487,175

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
6,206	Landstar System Inc	$	358,210
6,541	Lennox International Inc		263,602
11,104	Lincoln Electric Holdings Inc		503,233
17,503	Louisiana-Pacific Corp (a)		163,653
6,048	Martin Marietta Materials Inc (c)		517,890
4,167	Mettler-Toledo International Inc (a)		769,853
4,183	Mine Safety Appliances Co		171,838
12,346	National Instruments Corp		352,108
7,556	Nordson Corp		411,878
12,394	Packaging Corp of America		366,738
13,073	Pentair Inc		622,405
5,529	Regal-Beloit Corp		362,426
9,351	Rock-Tenn Co Class A		631,754
8,265	Shaw Group Inc (a)		262,083
6,600	Silgan Holdings Inc		291,720
13,338	Sonoco Products Co		442,822
6,792	SPX Corp		526,584
5,492	Tech Data Corp (a)		297,996
14,590	Terex Corp (a)		328,275
6,921	Thomas & Betts Corp (a)		497,689
6,579	Tidewater Inc		355,398
11,137	Timken Co		565,091
16,460	Trimble Navigation Ltd (a)(b)		895,753
10,654	Trinity Industries Inc		351,049
5,730	Triumph Group Inc		359,042
10,560	URS Corp		449,011
13,046	UTi Worldwide Inc		224,783
2,991	Valmont Industries Inc		351,173
21,149	Vishay Intertechnology Inc (a)		257,172
6,368	Wabtec Corp/DE		479,956
16,335	Waste Connections Inc		531,378
6,018	Werner Enterprises Inc		149,607
7,979	Woodward Inc		341,741
6,487	Worthington Industries Inc		124,421
6,592	Zebra Technologies Corp Class A (a)		271,459

			29,988,787

Technology — 9.08%
4,982	ACI Worldwide Inc (a)		200,625
10,674	Acxiom Corp (a)		156,694
4,127	Advent Software Inc (a)		105,651
25,276	Allscripts Healthcare Solutions Inc (a)		419,582
12,279	ANSYS Inc (a)		798,381
58,622	Atmel Corp (a)		578,013
16,464	Broadridge Financial Solutions Inc ADR		393,654
36,348	Cadence Design Systems Inc (a)		430,360
27,706	Compuware Corp (a)		254,618
6,227	Concur Technologies Inc (a)		357,305
15,325	Cree Inc (a)		484,730
20,583	Cypress Semiconductor Corp		321,712
8,309	Diebold Inc		320,063
4,867	Fair Isaac Corp		213,661
16,039	Fairchild Semiconductor International Inc (a)		235,773
14,213	Informatica Corp (a)		751,868

Shares			Value

Technology — (continued)
18,271	Integrated Device Technology Inc (a)	$	130,638
8,763	International Rectifier Corp (a)		202,163
16,047	Intersil Corp Class A		179,726
11,519	Jack Henry & Associates Inc		393,028
15,873	Lam Research Corp (a)(c)		708,253
2,990	Mantech International Corp Class A		103,035
29,617	MEMC Electronic Materials Inc (a)		106,917
12,594	Mentor Graphics Corp (a)		187,147
10,590	MICROS Systems Inc (a)		585,521
16,090	MSCI Inc Class A (a)		592,273
20,999	NCR Corp (a)		455,888
15,725	Parametric Technology Corp (a)		439,357
12,767	QLogic Corp (a)		226,742
7,176	Quest Software Inc (a)		166,986
20,871	Riverbed Technology Inc (a)		586,058
13,942	Rovi Corp (a)		453,812
8,408	Semtech Corp (a)		239,292
5,663	Silicon Laboratories Inc (a)		243,509
24,946	Skyworks Solutions Inc (a)		689,757
9,294	Solera Holdings Inc		426,502
19,317	Synopsys Inc (a)		592,259
14,028	VeriFone Systems Inc (a)		727,632

			14,459,185

Utilities — 4.99%
14,705	Alliant Energy Corp		637,021
18,432	Aqua America Inc		410,849
11,981	Atmos Energy Corp		376,922
5,941	Black Hills Corp		199,202
8,086	Cleco Corp		320,610
18,084	Great Plains Energy Inc		366,563
12,781	Hawaiian Electric Industries Inc		323,998
6,687	IDACORP Inc		274,969
25,022	MDU Resources Group Inc		560,243
11,011	National Fuel Gas Co		529,849
13,718	NSTAR		667,106
31,290	NV Energy Inc		504,395
12,985	OGE Energy Corp		694,697
10,110	PNM Resources Inc		185,013
23,601	Questar Corp		454,555
14,636	UGI Corp		398,831
10,893	Vectren Corp		316,551
16,717	Westar Energy Inc		466,906
6,523	WGL Holdings Inc		265,486

			7,953,766

TOTAL COMMON STOCK — 98.46% (Cost $147,185,856)		$	156,835,623

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 7,300,000	Federal Home Loan Mortgage Corp(d) 0.00%, 04/02/2012	$	7,299,999
415,000	U.S. Treasury Bills(e) 0.09%, 06/21/2012		414,916

TOTAL SHORT TERM INVESTMENTS — 4.84% (Cost $7,714,915)		$	7,714,915

SECURITIES LENDING COLLATERAL
999,840	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,840 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.		999,840

999,839	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $999,839 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		999,839

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 999,839	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $999,839 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.	$	999,839

291,086	Undivided interest of 1.13% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $291,086 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		291,086

TOTAL SECURITIES LENDING COLLATERAL — 2.07% (Cost $3,290,604)		$	3,290,604

TOTAL INVESTMENTS — 105.37% (Cost $158,191,375)		$	167,841,142

OTHER ASSETS & LIABILITIES, NET — (5.37)%		$	(8,556,425)

TOTAL NET ASSETS — 100.00%		$	159,284,717

(a)	Non-income producing security
(b)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	A portion or all of the security is on loan at March 30, 2012.
(d)	The security’s yield to maturity was less than 0.01%
(e)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation
S&P Mid 400 Emini Long Futures	21	USD	$2,083,830	June 2012	$(10,424)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P Midcap 400® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments: Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Assets		Level 1		Level 2		Level 3		Total
Equity Investments:
Domestic Common Stock	$	154,449,303	$	—	$	—	$	154,449,303
Foreign Common Stock		2,386,320		—		—		2,386,320
Derivative Investments:
Futures Contracts Variation Margin, Appreciation		1,098		—		—		1,098
Securities Lending Collateral		—		3,290,604		—		3,290,604
Short Term Investments		—		7,714,915		—		7,714,915

Total	$	156,836,721	$	11,005,519	$	0	$	167,842,240

Total Investments(a)	$	156,836,721	$	11,005,519	$	0	$	167,842,240

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase

8

agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $158,392,675. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,178,802 and gross depreciation of securities in which there was an excess of tax cost over value of $7,730,335 resulting in net appreciation of $9,448,467.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is lower than the average outstanding during the year. As of March 30, 2012, the Portfolio held 21 futures contracts. The average number of futures contracts outstanding during the year was 25.

4.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. As of March 30, 2012 the Portfolio had securities on loan valued at $3,210,541 and received collateral of $3,290,604 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

9

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 10.89%
	Avis Budget Rental Car Funding AESOP LLC(a) Series 2010-2A, Class A
$ 1,000,000	3.63%, 08/20/2014 Series 2010-3A, Class A	$	1,023,203
260,000	4.64%, 05/20/2016 Series 2010-5A, Class A		279,975
500,000	3.15%, 03/20/2017 Series 2011-3A, Class A		515,528
500,000	3.41%, 11/20/2017		520,980
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1(a) 2.29%, 09/17/2018		1,036,194
344,256	Centex Home Equity Series 2004-A, Class AF6(b) 4.27%, 01/25/2034		343,271
100,000	Citibank Credit Card Issuance Trust Series 2003-A7, Class A7 4.15%, 07/07/2017		110,296
500,000	Citibank Omni Master Trust Series 2009-A17, Class A17(a) 4.90%, 11/15/2018		547,456
437,809	CNH Equipment Trust Series 2009-C, Class A4 3.00%, 08/17/2015		444,463
159,597	Equity One ABS Inc Series 2004-1, Class AF6(c) 4.65%, 04/25/2034		157,400
	Federal National Mortgage Association Series 2003-T4, Class 2A6
259,915	4.15%, 07/26/2033(c) Series 2004-T9, Class A1		267,062
34,974	0.38%, 04/25/2035(b)		34,713
915,310	GMAC Mortgage Corporate Loan Series 2007-HE2, Class A3 6.19%, 12/25/2037(a)(d)		596,081
	Hertz Vehicle Financing LLC(a) Series 2009-2A, Class A1
1,000,000	4.26%, 03/25/2014 Series 2009-2A, Class A2		1,024,342
480,000	5.29%, 03/25/2016		526,039
205,470	HSBC Home Equity Loan Trust Adjusted Series 2006-4, Class A3F(c) 5.30%, 03/20/2036		210,858
500,000	John Deere Owner Trust Series 2011-A, Class A4 1.96%, 04/16/2018		511,432
	Residential Funding Mortgage Securities II Inc Series 2006-HI5, Class A3
707,293	5.50%, 08/25/2025 Series 2006-HI2, Class A3		606,394
175,896	5.79%, 02/25/2036		175,965

Principal Amount			Value

Asset-Backed Securities — (continued)
$ 227,763	Structured Receivables Finance LLC Series 2006-A, Class A(a) 5.55%, 01/15/2030	$	239,151
82,823	Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b) 4.89%, 05/25/2034		83,109

			9,253,912

Basic Materials — 5.12%
250,000	Anglo American Capital PLC(a) 9.38%, 04/08/2014		287,734
500,000	ArcelorMittal 5.38%, 06/01/2013		518,931
500,000	Barrick Gold Corp 1.75%, 05/30/2014		506,174
500,000	BHP Billiton Finance USA Ltd 1.13%, 11/21/2014		503,464
250,000	Chevron Phillips Chemical Co LLC/LP(a) 7.00%, 06/15/2014		280,309
500,000	Dow Chemical Co 2.50%, 02/15/2016		512,776
250,000	Potash Corp of Saskatchewan Inc 5.25%, 05/15/2014		272,398
500,000	Rio Tinto Alcan Inc 4.50%, 05/15/2013		521,167
845,000	Xstrata Finance Canada Ltd(a) 5.80%, 11/15/2016		949,230

			4,352,183

Communications — 5.43%
250,000	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 02/01/2014		270,384
250,000	Comcast Cable Communications Holdings Inc 8.38%, 03/15/2013		268,062
500,000	Comcast Corp 5.85%, 11/15/2015		576,489
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016		518,690
250,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016		263,864
490,000	Reed Elsevier Capital Inc 7.75%, 01/15/2014		543,795
500,000	Telefonica Emisiones SAU 6.42%, 06/20/2016		533,036
250,000	Thomson Reuters Corp 5.95%, 07/15/2013		265,179
500,000	Time Warner Cable Inc 8.25%, 02/14/2014		566,087

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Communications — (continued)
$ 750,000	Viacom Inc 4.38%, 09/15/2014	$	808,614

			4,614,200

Consumer, Cyclical — 6.90%
970,817	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021		990,233
500,000	Daimler Finance North America LLC(a) 1.95%, 03/28/2014		506,067
500,000	Harley-Davidson Financial Services Inc(a) 2.70%, 03/15/2017		496,035
500,000	Hasbro Inc 6.13%, 05/15/2014		543,795
250,000	Kia Motors Corp(a) 3.63%, 06/14/2016		254,900
679,318	Northwest Airlines 2002-1 Class G- 2 Pass Through Trust 6.26%, 11/20/2021		706,490
959,820	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		1,094,195
667,908	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017		764,755
500,000	Volkswagen International Finance NV(a) 1.88%, 04/01/2014		506,661

			5,863,131

Consumer, Non-cyclical — 10.61%
500,000	Anheuser-Busch InBev Worldwide Inc 3.63%, 04/15/2015		536,659
500,000	Avon Products Inc 5.63%, 03/01/2014		535,437
515,000	Bunge Ltd Finance Corp 5.35%, 04/15/2014		546,216
250,000	CareFusion Corp 5.13%, 08/01/2014		270,458
500,000	Coca-Cola HBC Finance BV 5.13%, 09/17/2013		524,260
250,000	Corn Products International Inc 3.20%, 11/01/2015		258,931
500,000	Dr Pepper Snapple Group Inc 6.12%, 05/01/2013		528,813
505,000	Equifax Inc 4.45%, 12/01/2014		535,812
500,000	Genzyme Corp 3.63%, 06/15/2015		540,437
500,000	Hospira Inc 5.90%, 06/15/2014		539,697
500,000	Kraft Foods Inc 6.75%, 02/19/2014		552,493
500,000	Kroger Co 7.50%, 01/15/2014		557,411

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	$	517,051
500,000	SABMiller Holdings Inc(a) 1.85%, 01/15/2015		506,714
	SABMiller PLC(a)
690,000	5.50%, 08/15/2013		728,768
500,000	6.50%, 07/01/2016		572,798
500,000	Teva Pharmaceutical Finance III BV 1.70%, 03/21/2014		506,281
250,000	Woolworths Ltd(a) 2.55%, 09/22/2015		256,222

			9,014,458

Energy — 7.08%
750,000	BP Capital Markets PLC 3.13%, 10/01/2015		792,726
250,000	ConocoPhillips Canada Funding Co I 5.63%, 10/15/2016		294,141
500,000	EOG Resources Inc 2.50%, 02/01/2016		516,212
250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016		289,680
500,000	Hess Corp 7.00%, 02/15/2014		552,813
250,000	Husky Energy Inc 5.90%, 06/15/2014		273,636
818,325	Kern River Funding Corp(a) 4.89%, 04/30/2018		896,671
500,000	Petrobras International Finance Co - Pifco 2.88%, 02/06/2015		513,040
500,000	Phillips 66(a) 1.95%, 03/05/2015		503,459
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		275,719
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016		567,956
500,000	Transocean Inc 4.95%, 11/15/2015		534,628

			6,010,681

Financial — 21.45%
250,000	American Express Co 7.25%, 05/20/2014		281,462
	American Express Credit Corp
250,000	7.30%, 08/20/2013		270,527
170,000	5.30%, 12/02/2015		191,398
500,000	American Honda Finance Corp(a) 6.70%, 10/01/2013		539,618
	Bank of America Corp
250,000	4.50%, 04/01/2015		258,941
250,000	3.70%, 09/01/2015		252,341

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Financial — (continued)
$ 250,000	Bank of New York Mellon Corp 5.13%, 08/27/2013	$	265,071
250,000	Bank of Nova Scotia 3.40%, 01/22/2015		264,699
750,000	Barclays Bank PLC 5.20%, 07/10/2014		794,870
250,000	Berkshire Hathaway Inc 3.20%, 02/11/2015		266,332
500,000	Camden Property Trust 5.38%, 12/15/2013		528,196
500,000	Canadian Imperial Bank of Commerce/Canada(a) 2.60%, 07/02/2015		522,853
350,000	Charles Schwab Corp 4.95%, 06/01/2014		379,615
	Citigroup Inc
250,000	5.13%, 05/05/2014		263,629
250,000	6.38%, 08/12/2014		271,251
500,000	4.75%, 05/19/2015		526,419
250,000	CME Group Inc 5.75%, 02/15/2014		272,612
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.13%, 10/13/2015		251,687
250,000	Credit Suisse/New York NY 2.20%, 01/14/2014		252,449
250,000	Duke Realty LP 5.40%, 08/15/2014		266,486
	General Electric Capital Corp
500,000	2.10%, 01/07/2014		510,370
400,000	4.38%, 09/21/2015		436,323
	Goldman Sachs Group Inc
500,000	6.00%, 05/01/2014		536,023
250,000	5.13%, 01/15/2015		266,083
	HSBC Finance Corp
500,000	5.25%, 01/15/2014		526,127
500,000	5.00%, 06/30/2015		531,005
500,000	Hyundai Capital Services 3.50%, 09/13/2017		501,173
500,000	JPMorgan Chase & Co 4.75%, 03/01/2015		543,295
250,000	JPMorgan Chase Bank NA 5.88%, 06/13/2016		276,522
217,000	Liberty Property LP 6.38%, 08/15/2012		220,769
500,000	MassMutual Global Funding II (a) 2.30%, 09/28/2015		511,709
1,000,000	Metropolitan Life Global Funding I(a) 2.00%, 01/10/2014		1,015,203
500,000	Morgan Stanley 6.00%, 05/13/2014		523,323
250,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015		259,070
1,000,000	National Australia Bank/New York 2.00%, 03/09/2015		1,001,241
250,000	Nomura Holdings Inc 5.00%, 03/04/2015		259,981
500,000	Prudential Covered Trust 2012-1(a) 3.00%, 09/30/2015		505,644

Principal Amount			Value

Financial — (continued)
$ 250,000	Prudential Financial Inc 4.75%, 09/17/2015	$	271,377
250,000	Royal Bank of Canada 2.63%, 12/15/2015		261,400
500,000	Simon Property Group LP 5.10%, 06/15/2015		550,930
250,000	Toronto-Dominion Bank(a) 2.20%, 07/29/2015		258,526
250,000	Toyota Motor Credit Corp 3.20%, 06/17/2015		265,613
1,000,000	UBS AG/Stamford CT 2.25%, 08/12/2013		1,006,284
250,000	Wells Fargo & Co 3.63%, 04/15/2015		266,171

			18,224,618

Industrial — 5.73%
250,000	Agilent Technologies Inc 2.50%, 07/15/2013		253,962
500,000	BAE Systems PLC(a) 3.50%, 10/11/2016		510,024
250,000	Burlington Northern Santa Fe LLC 7.00%, 02/01/2014		277,645
444,009	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		501,731
500,000	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018		503,538
471,389	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013		523,641
	Ryder System Inc
250,000	5.85%, 03/01/2014		269,504
500,000	3.15%, 03/02/2015		518,247
250,000	7.20%, 09/01/2015		291,002
500,000	TTX Co(a) 4.90%, 03/01/2015		534,174
333,701	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020		402,699
250,000	Waste Management Inc 6.38%, 03/11/2015		285,450

			4,871,617

Mortgage-Backed Securities — 14.44%
	Bear Stearns Commercial Mortgage Securities Series 2002-PBW1, Class A2
139,445	4.72%, 11/11/2035(b) Series 2003-T10, Class A2		140,388
745,108	4.74%, 03/13/2040		761,135
100,000	Adjusted Series 2004-PWR4, Class A3 5.47%, 06/11/2041(b) Series 2005-T20, Class AAB		107,303
32,879	5.13%, 10/12/2042(b)		34,508

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$ 65,306	Countrywide Home Loan Mortgage Pass Through Trust Float Series 2003-15, Class 1A1(b) 0.74%, 06/25/2018	$	63,379
	Federal Home Loan Mortgage Corp
295,850	5.50%, 07/01/2023		320,116
201,208	6.50%, 07/01/2036		225,756
387,611	6.00%, 08/01/2037		429,537
	Federal National Mortgage Association
830,196	3.50%, 12/01/2025		871,557
159,325	8.00%, 10/01/2030		193,031
206,518	5.00%, 09/01/2033		223,606
363,730	5.50%, 11/01/2035		398,128
140,966	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3 4.60%, 11/10/2038		146,891
11,681	GMAC Commercial Mortgage Securities Inc Series 2003-C3, Class A3 4.65%, 04/10/2040		11,779
500,000	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4 4.92%, 01/05/2036		522,967
	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C3, Class A2
576,780	4.99%, 07/12/2035 Series 2004-CBX, Class A4		586,433
55,384	4.53%, 01/12/2037 Series 2004-CBX, Class A5		55,378
300,000	4.65%, 01/12/2037 Series 2004-CB8, Class A3		303,582
32,613	4.01%, 01/12/2039 Series 2004-CB8, Class A1A		32,914
269,149	4.16%, 01/12/2039(a) Series 2004-C2, Class A2		279,855
472,633	5.09%, 05/15/2041(b) Series 2004-C2, Class A3		493,341
600,000	5.22%, 05/15/2041(b) Series 2005-LDP2, Class A4		643,813
250,000	4.74%, 07/15/2042 Series 2011-C4, Class A2		270,727
500,000	3.34%, 07/15/2046(a)		523,239
	Morgan Stanley Capital I Series 2004-IQ7, Class A4
500,000	5.41%, 06/15/2038(b) Series 2003-T11, Class A4		534,771
320,782	5.15%, 06/13/2041		333,196
	Adjusted Series 2005-IQ10, Class AAB
318,020	5.18%, 09/15/2042(b) Series 2006-T21, Class A4		331,364
500,000	5.16%, 10/12/2052(b)		553,287

Principal Amount			Value

Mortgage-Backed Securities — (continued)
	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4
$ 24,540	6.39%, 07/15/2033 Series 2003-HQ2, Class A2	$	24,526
500,000	4.92%, 03/12/2035 Series 2003-TOP9, Class A2		512,440
232,378	4.74%, 11/13/2036		236,405
	Wachovia Bank Commercial Mortgage Trust(b) Float Series 2003-C6, Class A3
812	4.96%, 08/15/2035 Series 2003-C6 CLA4		811
500,000	5.13%, 08/15/2035		519,264
228,592	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a) 3.35%, 11/15/2043		238,760
1,336,793	WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a) 1.61%, 06/15/2044		1,344,482

			12,268,669

Technology — 3.78%
550,000	Analog Devices Inc 5.00%, 07/01/2014		600,207
500,000	Computer Sciences Corp 5.00%, 02/15/2013		518,750
500,000	Dell Inc 2.10%, 04/01/2014		512,638
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		515,067
250,000	Fiserv Inc 3.13%, 10/01/2015		258,106
250,000	Hewlett-Packard Co 6.13%, 03/01/2014		272,074
250,000	4.75%, 06/02/2014		267,442
250,000	HP Enterprise Services LLC 6.00%, 08/01/2013		265,695

			3,209,979

Utilities — 5.23%
250,000	Commonwealth Edison Co 1.63%, 01/15/2014		253,959
500,000	Kentucky Power Co(a) 6.00%, 09/15/2017		576,974
	Oncor Electric Delivery Co LLC
500,000	5.95%, 09/01/2013		532,495
500,000	6.80%, 09/01/2018		604,428
250,000	Peco Energy Co 5.00%, 10/01/2014		273,156
500,000	Puget Sound Energy Inc 5.20%, 10/01/2015		554,051
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017		1,123,534
250,000	Westar Energy Inc 6.00%, 07/01/2014		274,247

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Utilities — (continued)
$ 225,000	Wisconsin Electric Power Co 6.00%, 04/01/2014	$	248,412

			4,441,256

TOTAL BONDS AND NOTES — 96.66% (Cost $80,526,668)		$	82,124,704

SHORT TERM INVESTMENTS
Repurchase Agreements
2,260,000	Undividend interest of 13.65% in a repurchase agreement (principal amount/value $16,560,000 with a maturity value of $16,560,276) with Cantor Fitzgerald & Co, 0.20%, dated 3/30/12, to be repurchased at $2,260,038 on 4/2/12, collateralized by various U.S. Government or Agency securities, 3.13% - 4.77%, 2/15/42 - 6/20/61, with a value of $16,891,249.		2,260,000

TOTAL SHORT TERM INVESTMENTS — 2.66% (Cost $2,260,000)		$	2,260,000

Principal Amount		Value

TOTAL INVESTMENTS — 99.32% (Cost $82,786,668)	$	84,384,704

OTHER ASSETS & LIABILITIES, NET — 0.68%	$	581,646

TOTAL NET ASSETS — 100.00%	$	84,966,350

(a)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $21,380,231 and $21,472,660, respectively, representing 25.27% of net assets.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(d)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $933,999 and $596,081, respectively, representing 0.70% of net assets.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Corporate Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage Backed and Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers as of the beginning of the reporting Period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $82,786,668. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,031,570 and gross depreciation of securities in which there was an excess of tax cost over value of $433,534 resulting in net appreciation of $1,598,036.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in the approved investment. The Portfolio had no securities on loan as of March 30, 2012.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value
COMMON STOCK
Basic Materials — 1.76%
9,751	Balchem Corp	$	294,968
30,104	Buckeye Technologies Inc		1,022,633
18,684	HB Fuller Co		613,395

			1,930,996

Communications — 8.95%
184,966	8x8 Inc (a)		776,857
54,583	Aruba Networks Inc (a)(b)		1,216,109
27,929	BroadSoft Inc (a)(b)		1,068,284
51,068	Calix Inc (a)		435,610
38,697	Cogent Communications Group Inc (a)		738,339
2,985	eLong Inc Sponsored ADR (a)		44,178
33,487	Finisar Corp (a)		674,763
6,905	InterDigital Inc (b)		240,709
26,558	Keynote Systems Inc		524,786
8,829	MakeMyTrip Ltd (a)		202,802
30,328	Netgear Inc (a)		1,158,530
45,869	NIC Inc		556,391
15,113	OpenTable Inc (a)(b)		611,623
33,518	Sapient Corp		417,299
24,268	Sourcefire Inc (a)		1,168,019

			9,834,299

Consumer, Cyclical — 15.53%
19,050	Alaska Air Group Inc (a)		682,371
20,185	Ascena Retail Group Inc (a)		894,599
22,403	Body Central Corp (a)		650,135
11,154	Buffalo Wild Wings Inc (a)		1,011,556
72,685	Chico’s FAS Inc		1,097,543
51,617	Cooper Tire & Rubber Co		785,611
56,671	Crocs Inc (a)		1,185,557
16,909	DSW Inc Class A		926,106
12,845	Hibbett Sports Inc (a)		700,695
23,798	Life Time Fitness Inc (a)		1,203,465
27,997	Modine Manufacturing Co (a)		247,213
23,814	Nu Skin Enterprises Inc Class A		1,379,069
93,576	Ruby Tuesday Inc (a)		854,349
39,135	Skullcandy Inc (a)(b)		619,507
59,281	Sonic Automotive Inc Class A (b)		1,061,723
35,787	Steven Madden Ltd (a)		1,529,894
29,025	Titan Machinery Inc (a)		818,505
20,961	Vera Bradley Inc (a)(b)		632,813
19,378	World Fuel Services Corp		794,498

			17,075,209

Consumer, Non-cyclical — 22.27%
23,858	ABIOMED Inc (a)		529,409
33,897	Acacia Research Corp (a)		1,414,861
143,967	AVANIR Pharmaceuticals Inc Class A (a)(b)		492,367
20,471	Cardtronics Inc (a)		537,364
17,655	Catalyst Health Solutions Inc (a)		1,125,153
18,525	Corporate Executive Board Co		796,760
30,409	Cubist Pharmaceuticals Inc (a)(b)		1,315,189

Shares			Value

Consumer, Non-cyclical — (continued)
54,873	Endologix Inc (a)	$	803,889
43,780	Euronet Worldwide Inc (a)		914,564
23,746	Hain Celestial Group Inc (a)		1,040,312
16,815	HealthSouth Corp (a)		344,371
7,782	HeartWare International Inc (a)(b)		511,200
42,730	HMS Holdings Corp (a)		1,333,603
48,938	ICON PLC Sponsored ADR (a)		1,038,464
35,248	Impax Laboratories Inc (a)		866,396
36,757	Incyte Corp Ltd (a)(b)		709,410
44,644	Inter Parfums Inc		700,464
42,668	Kforce Inc (a)		635,753
37,073	Medicines Co (a)		744,055
21,972	Medicis Pharmaceutical Corp Class A		825,928
8,111	Medivation Inc (a)		606,054
10,868	Neogen Corp (a)		424,613
25,903	NuVasive Inc (a)		436,207
24,513	Onyx Pharmaceuticals Inc (a)		923,650
14,629	Par Pharmaceutical Cos Inc (a)		566,581
25,108	PSS World Medical Inc (a)		636,237
31,482	Questcor Pharmaceuticals Inc (a)(b)		1,184,353
11,881	Salix Pharmaceuticals Ltd (a)		623,753
49,806	ServiceSource International Inc (a)(b)		770,997
27,000	Team Health Holdings Inc (a)		555,120
31,051	TrueBlue Inc (a)		555,192
17,213	Viropharma Inc (a)		517,595

			24,479,864

Energy — 8.64%
46,677	Basic Energy Services Inc (a)		809,846
70,294	Flotek Industries Inc (a)(b)		844,934
22,460	GeoResources Inc (a)		735,340
33,545	Gulfport Energy Corp (a)		976,830
21,162	Hornbeck Offshore Services Inc (a)		889,439
136,826	Kodiak Oil & Gas Corp (a)(b)		1,362,787
20,286	Lufkin Industries Inc		1,636,066
18,588	Mitcham Industries Inc (a)		417,487
16,034	Oasis Petroleum Inc (a)(b)		494,328
54,935	Pioneer Drilling Co (a)		483,428
29,487	Stone Energy Corp (a)		843,033

			9,493,518

Financial — 5.15%
38,703	Cathay General Bancorp		685,043
49,816	Encore Capital Group Inc (a)		1,123,351
24,839	Higher One Holdings Inc (a)(b)		371,343
18,738	Portfolio Recovery Associates Inc (a)		1,343,889
27,740	Stifel Financial Corp (a)		1,049,682
17,715	World Acceptance Corp (a)(b)		1,085,044

			5,658,352

Industrial — 17.30%
52,280	AAR Corp		954,110

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
6,445	American Science & Engineering Inc	$	432,137
39,468	Barnes Group Inc		1,038,403
21,917	Coherent Inc (a)(b)		1,278,419
9,495	EnPro Industries Inc (a)		390,245
26,436	Forward Air Corp		969,408
16,155	Haynes International Inc		1,023,419
54,710	Hexcel Corp (a)		1,313,587
39,219	HUB Group Inc Class A (a)		1,413,061
42,909	Knight Transportation Inc		757,773
62,004	MasTec Inc (a)		1,121,652
36,925	Mistras Group Inc (a)		879,554
42,704	MYR Group Inc (a)		762,693
15,418	Raven Industries Inc		940,652
12,439	Ryder System Inc		656,779
36,048	Terex Corp (a)		811,080
10,390	Triumph Group Inc		651,037
9,623	Universal Display Corp (a)(b)		351,528
9,232	Valmont Industries Inc		1,083,929
27,014	Woodward Inc		1,157,010
97,273	Zagg Inc (a)(b)		1,034,012

			19,020,488

Technology — 18.13%
31,704	Ariba Inc (a)		1,037,038
29,697	Bottomline Technologies Inc (a)		829,734
18,688	Cavium Inc (a)		578,207
78,459	Cirrus Logic Inc (a)(b)		1,867,324
28,052	Concur Technologies Inc (a)(b)		1,609,624
89,679	InnerWorkings Inc (a)		1,044,760
116,872	Inphi Corp (a)		1,657,245
21,076	Medidata Solutions Inc (a)		561,465
30,659	NetSuite Inc (a)		1,541,841
22,285	Opnet Technologies Inc		646,265
46,852	QLIK Technologies Inc (a)		1,499,264
28,024	Quality Systems Inc		1,225,489
38,928	Semtech Corp (a)		1,107,891
42,214	SolarWinds Inc (a)		1,631,571
22,448	Stratasys Inc (a)(b)		819,801
11,733	Tangoe Inc (a)		220,698
16,924	Ultimate Software Group Inc (a)		1,240,191
15,613	VeriFone Systems Inc (a)		809,846

			19,928,254

TOTAL COMMON STOCK — 97.73% (Cost $92,108,924)		$	107,420,980

Principal Amount

SHORT TERM INVESTMENTS
$ 2,500,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(c)		2,500,000

Principal Amount			Value

TOTAL SHORT TERM INVESTMENTS — 2.27% (Cost $2,500,000)		$	2,500,000

SECURITIES LENDING COLLATERAL
$ 1,305,580	Undivided interest of 5.07% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $1,305,580 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		1,305,580

4,499,433	Undivided interest of 7.89% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $4,499,433 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.		4,499,433

4,499,432	Undivided interest of 8.44% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $4,499,432 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		4,499,432

4,499,432	Undivided interest of 8.00% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $4,499,432 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		4,499,432

TOTAL SECURITIES LENDING COLLATERAL — 13.47% (Cost $14,803,877)		$	14,803,877

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

TOTAL INVESTMENTS — 113.47% (Cost $109,412,801)	$	124,724,857

OTHER ASSETS & LIABILITIES, NET — (13.47)%	$	(14,807,507)

TOTAL NET ASSETS — 100.00%	$	109,917,350

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments: Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$106,135,536	$—	$—	$106,135,536
Foreign Common Stock	1,285,444	—	—	1,285,444
Securities Lending Collateral	—	14,803,877	—	14,803,877
Short Term Investments	—	2,500,000	—	2,500,000

Total	$107,420,980	$17,303,877	$0	$124,724,857

Total Investments(a)	$107,420,980	$17,303,877	$0	$124,724,857

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $110,227,787. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $19,257,727 and gross depreciation of securities in which there was an excess of tax cost over value of $4,760,657 resulting in net appreciation of $14,497,070.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $14,355,324 and received collateral of $14,803,877 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.64%
2,200	Aceto Corp (a)	$	20,878
5,300	Chemtura Corp (a)		89,994
6,700	China Green Agriculture Inc (a)(b)		28,810
33,700	Coeur d’Alene Mines Corp (a)		800,038
15,800	Commercial Metals Co		234,156
7,500	Domtar Corp		715,350
56,800	Gulf Resources Inc (a)(b)		133,480
2,400	HB Fuller Co		78,792
3,600	Material Sciences Corp (a)		29,700
16,900	OM Group Inc (a)		464,919
26,600	PH Glatfelter Co		419,748

			3,015,865

Communications — 4.35%
5,400	Cambium Learning Group Inc (a)		14,310
26,700	Comtech Telecommunications Corp		869,886
19,300	Global Sources Ltd (a)		118,888
11,500	IAC/InterActiveCorp		564,535
34,700	IDT Corp Class B		324,098
40,700	InfoSpace Inc (a)		521,367
17,200	Neutral Tandem Inc (a)		209,668
2,800	Nexstar Broadcasting Group Inc Class A (a)		23,268
700	Saga Communications Inc Class A (a)		25,060
14,100	Sinclair Broadcast Group Inc Class A		155,946

			2,827,026

Consumer, Cyclical — 13.87%
29,400	Alaska Air Group Inc (a)		1,053,108
17,400	Ameristar Casinos Inc		324,162
18,500	Bebe Stores Inc		170,755
540	Biglari Holdings Inc (a)		217,539
10,700	Bluegreen Corp (a)		46,117
32,700	Boyd Gaming Corp (a)(b)		256,368
12,000	Brinker International Inc		330,600
17,000	Brunswick Corp		437,750
10,000	Build-A-Bear Workshop Inc (a)		52,500
53,300	Conn’s Inc (a)		818,155
7,500	Dillard’s Inc Class A		472,650
7,300	Great Wolf Resorts Inc (a)		41,756
77,800	HOT Topic Inc		789,670
16,100	Multimedia Games Holding Co Inc (a)		176,456
600	Oxford Industries Inc		30,492
18,500	Pier 1 Imports Inc (a)		336,330
11,400	Pinnacle Entertainment Inc (a)		131,214
40,300	PulteGroup Inc (a)		356,655
4,800	RadioShack Corp (b)		29,856
2,600	Red Lion Hotels Corp (a)		21,346
10,300	Red Robin Gourmet Burgers Inc (a)		383,057
40,900	Sonic Automotive Inc Class A (b)		732,519
13,200	Susser Holdings Corp (a)		338,844
38,800	Town Sports International Holdings Inc (a)		490,044

Shares			Value

Consumer, Cyclical — (continued)
26,000	US Airways Group Inc (a)(b)	$	197,340
9,900	VOXX International Corp (a)		134,244
48,600	Wendy’s Co		243,486
11,100	Zumiez Inc (a)(b)		400,821

			9,013,834

Consumer, Non-cyclical — 11.42%
29,700	Akorn Inc (a)		347,490
11,900	Amsurg Corp (a)		332,962
17,500	Barrett Business Services Inc		347,025
11,300	Blyth Inc		845,579
14,900	Bridgepoint Education Inc (a)		368,775
41,400	CardioNet Inc (a)		127,512
97,200	Corinthian Colleges Inc (a)(b)		402,408
3,600	CRA International Inc (a)		90,792
3,100	CSS Industries Inc (a)		60,326
10,100	Cubist Pharmaceuticals Inc (a)		436,825
27,100	Cumberland Pharmaceuticals Inc (a)(b)		203,250
38,000	Dole Food Co Inc (a)		379,240
18,000	Global Cash Access Holdings Inc (a)		140,400
5,900	ITT Educational Services Inc (a)(b)		390,226
51,500	Maxygen Inc (a)		295,610
7,400	Medicis Pharmaceutical Corp Class A		278,166
6,600	Myrexis Inc (a)		19,998
4,300	Nature’s Sunshine Products Inc (a)(b)		68,886
33,400	Omega Protein Corp (a)		254,174
12,000	PDI Inc (a)		80,040
53,200	Progenics Pharmaceuticals Inc (a)		526,680
6,200	QC Holdings Inc		25,420
95,900	RTI Biologics Inc (a)		354,830
26,300	Select Medical Holdings Corp (a)		202,247
12,000	Vector Group Ltd (b)		212,640
5,800	Viropharma Inc (a)		174,406
6,300	WellCare Health Plans Inc (a)		452,844

			7,418,751

Diversified — 0.32%
12,900	Primoris Services Corp		207,174

Energy — 5.25%
800	Adams Resources & Energy Inc (a)		45,744
45,000	Delek US Holdings Inc		697,950
51,400	Helix Energy Solutions Group Inc (a)		914,920
15,800	REX American Resources Corp (a)		485,060
3,600	Stone Energy Corp (a)		102,924
8,400	TGC Industries Inc (a)		83,328
31,700	Vaalco Energy Inc (a)		299,565
33,800	W&T Offshore Inc		712,504
3,600	Western Refining Inc		67,752

			3,409,747

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — 36.67%
4,800	1st Source Corp	$	117,456
2,800	Access National Corp		29,372
1,400	Alexander’s Inc REIT		551,432
60,800	American Equity Investment Life Holding Co		776,416
33,700	Amtrust Financial Services Inc		905,856
12,400	Arlington Asset Investment Corp Class A		275,280
2,700	Asta Funding Inc		22,059
2,100	Bancfirst Corp		91,476
42,100	Banco Latinoamericano de Comercio Exterior SA		888,731
15,800	Bancorp Inc (a)		158,632
46,100	Boston Private Financial Holdings Inc		456,851
3,300	BRT Realty Trust REIT (a)		23,067
700	C&F Financial Corp		20,832
1,800	Cathay General Bancorp		31,860
18,900	Center Bancorp Inc		189,567
21,200	Central Pacific Financial Corp (a)		274,540
700	Century Bancorp Inc Class A		19,110
13,700	Citizens & Northern Corp		274,000
25,300	Citizens Republic Bancorp Inc (a)		394,933
15,500	Community Bank System Inc		446,090
700	Community Trust Bancorp Inc		22,449
39,200	Crawford & Co Class B		192,080
67,700	CreXus Investment Corp REIT		700,018
13,400	Dime Community Bancshares Inc		195,774
6,400	East West Bancorp Inc		147,776
12,100	EastGroup Properties Inc REIT		607,662
76,600	Education Realty Trust Inc REIT		830,344
1,300	Enterprise Bancorp Inc (b)		21,372
21,600	Enterprise Financial Services Corp		253,584
20,100	Entertainment Properties Trust REIT		932,238
41,100	Extra Space Storage Inc REIT		1,183,269
7,100	First California Financial Group Inc (a)		41,393
8,700	First Defiance Financial Corp		146,682
5,800	First Financial Bancorp		100,340
12,000	First Financial Bankshares Inc (b)		422,520
2,000	First Financial Corp		63,500
4,100	First Financial Northwest Inc (a)		31,652
9,200	Gain Capital Holdings Inc		46,184
30,900	Gladstone Investment Corp		233,913
2,100	Great Southern Bancorp Inc (b)		50,400
1,300	HFF Inc Class A (a)		21,411
10,600	Kayne Anderson Energy Development Co		271,890
38,500	Kite Realty Group Trust REIT		202,895
39,100	KKR Financial Holdings LLC (b)		360,111
5,623	Lakeland Bancorp Inc		55,384
20,600	Lakeland Financial Corp		536,218
82,300	Maiden Holdings Ltd		740,700
10,700	MainSource Financial Group Inc		128,935
2,200	Marlin Business Services Corp		33,132
24,200	MBIA Inc (a)		237,160
42,100	MCG Capital Corp		178,925

Shares			Value

Financial — (continued)
7,800	Meadowbrook Insurance Group Inc	$	72,774
6,500	Medallion Financial Corp		72,540
39,900	Mission West Properties Inc REIT		393,414
52,300	Monmouth Real Estate Investment Corp REIT Class A		509,402
700	National Bankshares Inc (b)		21,070
52,300	National Financial Partners Corp (a)		791,822
17,300	National Penn Bancshares Inc		153,105
3,300	NGP Capital Resources Co		21,615
1,400	Northrim BanCorp Inc		30,128
11,700	OceanFirst Financial Corp		166,608
35,700	Old National Bancorp		469,098
2,100	One Liberty Properties Inc REIT		38,430
4,900	Oritani Financial Corp		71,932
105,400	Phoenix Cos Inc (a)		258,230
24,200	Post Properties Inc REIT		1,134,012
12,700	Protective Life Corp		376,174
5,800	PS Business Parks Inc REIT		380,132
2,500	Pulaski Financial Corp (a)(b)		19,675
14,500	Republic Bancorp Inc Class A		346,840
38,500	Retail Opportunity Investments Corp REIT (b)		463,540
2,200	RLI Corp		157,608
8,700	Rockville Financial Inc		101,355
4,100	Southside Bancshares Inc		90,610
15,000	Sovran Self Storage Inc REIT		747,450
72,800	Strategic Hotels & Resorts Inc REIT (a)		479,024
13,700	UMB Financial Corp		612,870
3,400	Virginia Commerce Bancorp Inc (a)		29,852
6,000	Washington Trust Bancorp Inc		144,840
2,100	WesBanco Inc		42,294
29,700	West Bancorporation Inc		296,703
25,800	Winthrop Realty Trust REIT		299,022
2,200	WSFS Financial Corp		90,200

			23,819,840

Industrial — 9.84%
7,800	Albany International Corp Class A		179,010
23,000	Argan Inc (a)		368,920
36,500	Arkansas Best Corp		686,565
22,400	Ceradyne Inc		729,344
1,000	Con-way Inc		32,610
13,900	Electro Scientific Industries Inc		208,639
800	FEI Co (a)		39,288
14,800	Flow International Corp (a)		59,496
64,100	GenCorp Inc (a)		455,110
28,100	Generac Holdings Inc (a)		689,855
9,300	Hurco Cos Inc (a)		262,725
13,700	Kadant Inc (a)		326,334
7,000	LB Foster Co Class A		199,570
32,700	LoJack Corp (a)		129,819
24,600	Movado Group Inc		603,930
3,300	Mueller Industries Inc		149,985
19,100	Newport Corp (a)		338,452
1,300	Park-Ohio Holdings Corp (a)		26,065
800	RTI International Metals Inc (a)		18,448

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
16,000	Sterling Construction Co Inc (a)	$	156,000
6,600	Tech Data Corp (a)		358,116
26,100	TRC Cos Inc (a)		159,471
12,400	USG Corp (a)(b)		213,280

			6,391,032

Technology — 8.02%
3,800	Actuate Corp (a)		23,864
40,000	Agilysys Inc (a)		359,600
21,500	Brocade Communications Systems Inc (a)		123,625
9,100	CACI International Inc Class A (a)		566,839
35,300	Cadence Design Systems Inc (a)		417,952
15,600	DSP Group Inc (a)		103,896
8,300	DynaVox Inc Class A (a)		25,564
43,300	Electronics for Imaging Inc (a)		719,646
19,800	Fair Isaac Corp		869,220
42,500	GT Advanced Technologies Inc (a)(b)		351,475
68,200	Imation Corp (a)		422,158
1,400	Insight Enterprises Inc (a)		30,702
3,500	Lexmark International Inc Class A (b)		116,340
1,100	Manhattan Associates Inc (a)		52,283
1,500	MKS Instruments Inc		44,295
2,900	Pervasive Software Inc (a)		17,371
10,700	SolarWinds Inc (a)		413,555
7,400	Teradyne Inc (a)		124,986
20,900	Tessera Technologies Inc (a)		360,525
4,000	Xyratex Ltd		63,640

			5,207,536

Utilities — 5.00%
7,300	Chesapeake Utilities Corp		300,176
3,200	Cleco Corp		126,880
8,200	Consolidated Water Co Ltd		64,862
27,400	El Paso Electric Co		890,226
2,000	Laclede Group Inc		78,040
3,100	PNM Resources Inc		56,730
4,300	Portland General Electric Co		107,414
22,800	Southwest Gas Corp		974,472
17,700	Unisource Energy Corp		647,289

			3,246,089

TOTAL COMMON STOCK — 99.38% (Cost $56,080,574)		$	64,556,894

Principal Amount

SHORT TERM INVESTMENTS
230,000	U.S. Treasury Bills(c)(d) 0.14%, 09/13/2012		229,851

Principal Amount			Value

TOTAL SHORT TERM INVESTMENTS — 0.35% (Cost $229,851)		$	229,851

SECURITIES LENDING COLLATERAL
$ 1,399,817	Undivided interest of 2.46% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $1,399,817 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.		1,399,817

65,246	Undivided interest of 0.25% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $65,246 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		65,246

1,399,818	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $1,399,818 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		1,399,818

1,399,818	Undivided interest of 2.63% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $1,399,818 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		1,399,818

TOTAL SECURITIES LENDING COLLATERAL — 6.57% (Cost $4,264,699)		$	4,264,699

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

TOTAL INVESTMENTS — 106.30% (Cost $60,575,124)	$	69,051,444

OTHER ASSETS & LIABILITIES, NET — (6.30)%	$	(4,094,310)

TOTAL NET ASSETS — 100.00%	$	64,957,134

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	3	USD	$ 248,310	June 2012	$ 4,092

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$61,802,433	$—	$—	$61,802,433
Foreign Common Stock	2,754,461	—	—	2,754,461
Securities Lending Collateral	—	4,264,699	—	4,264,699
Short Term Investments	—	229,851	—	229,851

Total	$64,556,894	$4,494,550	$0	$69,051,444

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	$1,576	$—	$—	$1,576

Total	$1,576	$0	$0	$1,576

Total Investments(a)	$64,555,318	$4,494,550	$0	$69,049,868

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $61,042,579. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,286,708 and gross depreciation of securities in which there was an excess of tax cost over value of $2,277,843 resulting in net appreciation of $8,008,865.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is lower than the average outstanding during the period. As of March 30, 2012, the Portfolio held 3 futures contracts. The average number of futures contracts outstanding during the period was 11.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $4,124,881 and received collateral of $4,264,699 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.35%
4,506	Air Products & Chemicals Inc	$	413,651
1,439	Airgas Inc		128,028
1,867	Albemarle Corp		119,339
23,226	Alcoa Inc		232,724
2,294	Allegheny Technologies Inc		94,444
1,764	Ashland Inc		107,710
1,444	Cabot Corp		61,630
1,022	Carpenter Technology Corp		53,379
1,431	CF Industries Holdings Inc		261,372
3,038	Cliffs Natural Resources Inc		210,412
2,583	Commercial Metals Co		38,280
770	Compass Minerals International Inc		55,240
940	Cytec Industries Inc		57,143
834	Domtar Corp		79,547
25,401	Dow Chemical Co		879,891
668	DST Systems Inc		36,226
2,977	Eastman Chemical Co		153,881
6,303	Ecolab Inc		389,021
20,165	EI du Pont de Nemours & Co		1,066,728
1,489	FMC Corp		157,626
20,498	Freeport-McMoRan Copper & Gold Inc		779,744
1,769	International Flavors & Fragrances Inc		103,663
9,385	International Paper Co		329,413
1,088	Intrepid Potash Inc (a)		26,471
3,718	MeadWestvaco Corp		117,452
408	Minerals Technologies Inc		26,687
11,570	Monsanto Co		922,823
6,463	Mosaic Co		357,339
220	NewMarket Corp		41,228
10,684	Newmont Mining Corp		547,769
6,761	Nucor Corp		290,385
1,792	Olin Corp		38,976
3,298	PPG Industries Inc		315,948
6,438	Praxair Inc		738,052
1,647	Reliance Steel & Aluminum Co		93,023
2,967	RPM International Inc		77,706
1,118	Sensient Technologies Corp		42,484
1,881	Sherwin-Williams Co		204,408
2,645	Sigma-Aldrich Corp		193,244
5,059	Steel Dynamics Inc		73,558
1,938	Titanium Metals Corp		26,279
3,239	United States Steel Corp (b)		95,129
1,955	Valspar Corp		94,407
2,895	Vulcan Materials Co		123,703

			10,256,163

Communications — 9.71%
1,526	ADTRAN Inc		47,596
7,830	Amazon.com Inc (a)		1,585,653
1,240	AMC Networks Inc Class A (a)		55,341
2,234	AOL Inc (a)		42,379
128,256	AT&T Inc (c)		4,005,435
4,730	Cablevision Systems Corp Class A		69,436
14,018	CBS Corp Class B		475,350

Shares			Value

Communications — (continued)
13,351	CenturyLink Inc	$	516,016
2,101	Ciena Corp (a)		34,015
116,512	Cisco Systems Inc		2,464,229
58,666	Comcast Corp Class A		1,760,567
33,672	Corning Inc		474,102
5,394	Crown Castle International Corp (a)		287,716
14,635	DIRECTV Class A (a)		722,091
5,637	Discovery Communications Inc Class A (a)		285,232
24,697	eBay Inc (a)		911,072
1,025	Equinix Inc (a)		161,386
2,154	Expedia Inc		72,030
1,691	F5 Networks Inc (a)		228,217
967	Factset Research Systems Inc		95,772
21,778	Frontier Communications Corp (b)		90,814
4,934	Gannett Co Inc		75,638
1,165	General Cable Corp (a)		33,878
5,487	Google Inc Class A (a)(c)		3,518,484
2,537	Harris Corp		114,368
9,697	Interpublic Group of Cos Inc		110,643
5,046	JDS Uniphase Corp (a)		73,117
979	John Wiley & Sons Inc Class A		46,591
11,437	Juniper Networks Inc (a)		261,679
1,319	Lamar Advertising Co Class A (a)(b)		42,749
5,932	McGraw-Hill Cos Inc		287,524
808	Meredith Corp (b)		26,228
5,697	MetroPCS Communications Inc (a)		51,387
5,777	Motorola Mobility Holdings Inc (a)		226,689
6,268	Motorola Solutions Inc		318,602
1,153	Netflix Inc (a)		132,641
1,325	NeuStar Inc Class A (a)		49,356
2,491	New York Times Co Class A (a)		16,914
46,572	News Corp Class A		917,003
6,002	Omnicom Group Inc		304,001
860	Plantronics Inc		34,624
3,846	Polycom Inc (a)		73,343
1,069	priceline.com Inc (a)		767,008
2,158	Rackspace Hosting Inc (a)		124,711
6,226	RF Micro Devices Inc (a)		31,005
436	Scholastic Corp		15,382
2,022	Scripps Networks Interactive Inc Class A		98,451
66,083	Sprint Nextel Corp (a)		188,337
16,123	Symantec Corp (a)		301,500
2,296	Telephone & Data Systems Inc		53,152
8,863	Tellabs Inc		35,895
3,693	TIBCO Software Inc (a)		112,637
6,845	Time Warner Cable Inc		557,868
20,982	Time Warner Inc		792,071
2,154	TripAdvisor Inc (a)		76,833
3,199	tw telecom inc (a)		70,890
1,747	ValueClick Inc (a)		34,486
3,351	VeriSign Inc		128,477
61,340	Verizon Communications Inc		2,345,028
11,848	Viacom Inc Class B		562,306
38,675	Walt Disney Co		1,693,191
107	Washington Post Co Class B (b)		39,972
12,731	Windstream Corp (b)		149,080

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Communications — (continued)
26,548	Yahoo! Inc (a)	$	404,061

			29,682,249

Consumer, Cyclical — 9.20%
1,850	Abercrombie & Fitch Co Class A		91,778
1,528	Advance Auto Parts Inc		135,335
1,728	Aeropostale Inc (a)		37,359
1,448	Alaska Air Group Inc (a)		51,867
4,240	American Eagle Outfitters Inc		72,886
1,031	ANN INC (a)		29,528
2,339	Arrow Electronics Inc (a)		98,168
1,541	Ascena Retail Group Inc (a)		68,297
1,097	AutoNation Inc (a)(b)		37,638
594	AutoZone Inc (a)		220,849
922	Bally Technologies Inc (a)		43,103
1,035	Barnes & Noble Inc (a)(b)		13,714
5,130	Bed Bath & Beyond Inc (a)		337,400
6,472	Best Buy Co Inc (b)		153,257
1,348	Big Lots Inc (a)		57,991
617	Bob Evans Farms Inc		23,273
2,376	BorgWarner Inc (a)		200,392
1,678	Brinker International Inc		46,229
4,997	CarMax Inc (a)		173,146
9,663	Carnival Corp		309,989
1,077	Carter’s Inc (a)		53,602
1,081	Cheesecake Factory Inc (a)		31,771
3,891	Chico’s FAS Inc		58,754
677	Chipotle Mexican Grill Inc (a)		282,986
2,465	Cintas Corp		96,431
6,229	Coach Inc		481,377
1,368	Collective Brands Inc (a)		26,895
2,186	Copart Inc (a)		56,989
9,313	Costco Wholesale Corp		845,620
28,007	CVS Caremark Corp		1,254,714
2,865	Darden Restaurants Inc		146,573
841	Deckers Outdoor Corp (a)(b)		53,025
2,098	Dick’s Sporting Goods Inc		100,872
2,536	Dollar Tree Inc (a)		239,627
5,974	DR Horton Inc		90,626
1,653	DreamWorks Animation SKG Inc Class A (a)(b)		30,498
2,562	Family Dollar Stores Inc		162,123
6,330	Fastenal Co		342,453
3,419	Foot Locker Inc		106,160
82,236	Ford Motor Co		1,027,128
1,129	Fossil Inc (a)		149,005
3,027	GameStop Corp Class A (b)		66,110
7,188	Gap Inc		187,894
3,416	Genuine Parts Co		214,354
5,235	Goodyear Tire & Rubber Co (a)		58,737
1,528	Guess? Inc		47,750
2,091	Hanesbrands Inc (a)		61,768
4,948	Harley-Davidson Inc		242,848
1,588	Harman International Industries Inc		74,334
2,420	Hasbro Inc		88,862
1,216	Herman Miller Inc		27,919
1,006	HNI Corp		27,917
33,184	Home Depot Inc		1,669,487

Shares			Value

Consumer, Cyclical — (continued)
868	HSN Inc	$	33,010
3,155	Ingram Micro Inc Class A (a)		58,557
6,678	International Game Technology		112,124
779	International Speedway Corp Class A		21,617
3,180	JC Penney Co Inc		112,667
4,495	JetBlue Airways Corp (a)		21,981
14,582	Johnson Controls Inc		473,623
1,482	KB Home (b)		13,190
5,549	Kohl’s Corp		277,616
3,553	Lennar Corp Class A (b)		96,571
994	Life Time Fitness Inc (a)		50,267
3,241	LKQ Corp (a)		101,022
26,914	Lowe’s Cos Inc		844,561
5,312	Ltd Brands Inc		254,976
9,177	Macy’s Inc		364,602
5,704	Marriott International Inc Class A		215,896
7,215	Mattel Inc		242,857
22,037	McDonald’s Corp		2,161,830
726	MDC Holdings Inc		18,724
1,281	Mohawk Industries Inc (a)		85,199
1,013	MSC Industrial Direct Co Inc Class A		84,363
6,512	Newell Rubbermaid Inc		115,979
7,973	NIKE Inc Class B		864,592
3,501	Nordstrom Inc		195,076
114	NVR Inc (a)		82,802
2,809	O’Reilly Automotive Inc (a)		256,602
6,803	Office Depot Inc (a)		23,470
2,034	Oshkosh Corp (a)		47,128
1,474	Owens & Minor Inc		44,824
7,661	PACCAR Inc		358,765
650	Panera Bread Co Class A (a)		104,598
2,388	PetSmart Inc		136,641
1,455	Polaris Industries Inc		104,978
7,860	PulteGroup Inc (a)		69,561
1,494	PVH Corp		133,459
1,967	RadioShack Corp (b)		12,235
1,396	Ralph Lauren Corp		243,365
1,230	Regis Corp		22,669
5,080	Ross Stores Inc		295,148
3,307	Saks Inc (a)(b)		38,394
979	Scientific Games Corp Class A (a)		11,415
798	Sears Holdings Corp (a)(b)		52,867
1,885	Signet Jewelers Ltd		89,123
17,181	Southwest Airlines Co		141,571
14,894	Staples Inc		240,985
16,129	Starbucks Corp		901,450
4,113	Starwood Hotels & Resorts Worldwide Inc		232,014
14,433	Target Corp		841,011
995	Thor Industries Inc		31,402
2,725	Tiffany & Co		188,379
16,190	TJX Cos Inc		642,905
3,279	Toll Brothers Inc (a)		78,663
1,510	Tractor Supply Co		136,746
745	Under Armour Inc Class A (a)(b)		70,030
2,296	Urban Outfitters Inc (a)		66,837
1,861	VF Corp		271,669
37,618	Wal-Mart Stores Inc		2,302,222

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
19,090	Walgreen Co	$	639,324
823	Warnaco Group Inc (a)		48,063
681	Watsco Inc		50,421
6,654	Wendy’s Co		33,337
1,609	Whirlpool Corp		123,668
2,155	Williams-Sonoma Inc		80,769
1,417	WMS Industries Inc (a)		33,625
1,540	World Fuel Services Corp		63,140
1,295	WW Grainger Inc		278,179
3,225	Wyndham Worldwide Corp		149,995
1,689	Wynn Resorts Ltd		210,922
9,887	Yum! Brands Inc		703,757

			28,117,436

Consumer, Non-cyclical — 20.96%
1,553	Aaron’s Inc		40,223
34,011	Abbott Laboratories		2,084,534
7,750	Aetna Inc		388,740
6,546	Allergan Inc		624,685
1,078	Alliance Data Systems Corp (a)		135,785
44,253	Altria Group Inc		1,366,090
769	American Greetings Corp Class A (b)		11,796
1,108	AMERIGROUP Corp (a)		74,546
5,494	AmerisourceBergen Corp		218,002
17,064	Amgen Inc		1,160,181
2,437	Apollo Group Inc Class A (a)		94,166
14,570	Archer-Daniels-Midland Co		461,286
10,576	Automatic Data Processing Inc		583,689
2,384	Avery Dennison Corp		71,830
9,371	Avon Products Inc		181,423
12,110	Baxter International Inc		723,936
3,416	Beam Inc		200,075
4,546	Becton Dickinson & Co		352,997
464	Bio-Rad Laboratories Inc Class A (a)		48,112
5,215	Biogen Idec Inc (a)		656,934
31,457	Boston Scientific Corp (a)(b)		188,113
1,135	Brink’s Co		27,092
36,455	Bristol-Myers Squibb Co		1,230,356
2,153	Brown-Forman Corp Class B		179,539
3,983	Campbell Soup Co (b)		134,825
7,416	Cardinal Health Inc		319,704
4,867	CareFusion Corp (a)		126,201
1,130	Catalyst Health Solutions Inc (a)		72,015
9,535	Celgene Corp (a)		739,153
1,077	Charles River Laboratories International Inc (a)		38,869
3,058	Church & Dwight Co Inc		150,423
6,241	Cigna Corp		307,369
2,899	Clorox Co		199,306
48,939	Coca-Cola Co (c)		3,621,975
6,622	Coca-Cola Enterprises Inc		189,389
10,407	Colgate-Palmolive Co		1,017,596
2,164	Community Health Systems Inc (a)		48,127
9,109	ConAgra Foods Inc		239,202
3,786	Constellation Brands Inc Class A (a)		89,312
2,782	Convergys Corp (a)		37,140

Shares			Value

Consumer, Non-cyclical — (continued)
1,073	Cooper Cos Inc	$	87,675
2,615	CoreLogic Inc (a)		42,677
1,720	Corn Products International Inc		99,158
732	Corporate Executive Board Co		31,483
2,252	Corrections Corp of America (a)		61,502
1,338	Covance Inc (a)		63,729
3,023	Coventry Health Care Inc		107,528
10,348	Covidien PLC		565,829
1,893	CR Bard Inc		186,877
2,072	DaVita Inc (a)		186,832
3,943	Dean Foods Co (a)		47,750
1,092	Deluxe Corp		25,575
3,035	DENTSPLY International Inc		121,795
1,364	DeVry Inc		46,199
4,546	Dr Pepper Snapple Group Inc		182,795
2,525	Edwards Lifesciences Corp (a)		183,643
22,041	Eli Lilly & Co		887,591
2,503	Endo Pharmaceuticals Holdings Inc (a)		96,941
2,654	Equifax Inc		117,466
4,854	Estee Lauder Cos Inc Class A		300,657
10,531	Express Scripts Holding Co (a)		570,570
2,451	Flowers Foods Inc		49,927
5,877	Forest Laboratories Inc (a)		203,873
875	FTI Consulting Inc (a)		32,830
2,119	Gartner Inc (a)		90,354
1,035	Gen-Probe Inc (a)		68,734
13,967	General Mills Inc		550,998
16,382	Gilead Sciences Inc (a)		800,261
1,750	Global Payments Inc		83,072
2,830	Green Mountain Coffee Roasters Inc (a)		132,557
6,133	H&R Block Inc		101,010
906	Harris Teeter Supermarkets Inc		36,331
5,893	Health Management Associates Inc Class A (a)		39,601
1,714	Health Net Inc (a)		68,080
1,909	Henry Schein Inc (a)		144,473
3,312	Hershey Co		203,125
1,471	Hill-Rom Holdings Inc		49,146
6,851	HJ Heinz Co		366,871
1,841	HMS Holdings Corp (a)		57,458
5,847	Hologic Inc (a)		126,003
2,986	Hormel Foods Corp		88,147
3,511	Hospira Inc (a)		131,276
3,586	Humana Inc		331,633
1,177	IDEXX Laboratories Inc (a)		102,929
835	Intuitive Surgical Inc (a)		452,361
3,705	Iron Mountain Inc		106,704
498	ITT Educational Services Inc (a)(b)		32,938
2,519	JM Smucker Co		204,946
59,382	Johnson & Johnson (c)		3,916,837
5,288	Kellogg Co		283,595
8,467	Kimberly-Clark Corp		625,627
1,254	Korn/Ferry International (a)		21,004
38,025	Kraft Foods Inc Class A		1,445,330
12,757	Kroger Co		309,102
2,178	Laboratory Corp of America Holdings (a)		199,374
405	Lancaster Colony Corp		26,916

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
2,033	Lender Processing Services Inc	$	52,858
3,780	Life Technologies Corp (a)		184,540
1,102	LifePoint Hospitals Inc (a)		43,463
1,800	Lincare Holdings Inc		46,584
2,889	Lorillard Inc		374,068
1,805	Manpower Inc		85,503
1,355	Masimo Corp (a)		31,680
2,308	Mastercard Inc Class A		970,606
652	Matthews International Corp Class A		20,629
2,904	McCormick & Co Inc		158,065
5,310	McKesson Corp		466,059
4,390	Mead Johnson Nutrition Co Class A		362,087
8,314	Medco Health Solutions Inc (a)		584,474
1,273	Medicis Pharmaceutical Corp Class A		47,852
1,048	Mednax Inc (a)		77,940
22,515	Medtronic Inc		882,363
65,653	Merck & Co Inc (c)		2,521,075
3,475	Molson Coors Brewing Co Class B		157,244
3,219	Monster Beverage Corp (a)		199,868
3,135	Monster Worldwide Inc (a)		30,566
4,137	Moody’s Corp		174,168
9,106	Mylan Inc/PA (a)		213,536
2,415	Omnicare Inc		85,902
1,794	Patterson Cos Inc		59,920
7,000	Paychex Inc		216,930
33,976	PepsiCo Inc		2,254,308
2,039	Perrigo Co		210,649
163,114	Pfizer Inc (c)		3,696,163
37,253	Philip Morris International Inc (c)		3,300,988
581	Post Holdings Inc (a)		19,132
59,586	Procter & Gamble Co (c)		4,004,775
4,649	Quanta Services Inc (a)		97,164
3,466	Quest Diagnostics Inc		211,946
1,163	Ralcorp Holdings Inc (a)		86,167
1,643	Regeneron Pharmaceuticals Inc (a)		191,607
1,253	Rent-A-Center Inc		47,301
3,323	ResMed Inc (a)		102,714
7,270	Reynolds American Inc		301,269
3,263	Robert Half International Inc		98,869
1,332	Rollins Inc		28,345
4,011	RR Donnelley & Sons Co (b)		49,696
5,862	Safeway Inc (b)		118,471
5,991	SAIC Inc (a)		79,081
12,631	Sara Lee Corp		271,945
872	Scotts Miracle-Gro Co Class A (b)		47,227
3,214	SEI Investments Co		66,498
5,367	Service Corp International		60,432
3,691	Smithfield Foods Inc (a)		81,313
1,487	Sotheby’s		58,499
6,809	St Jude Medical Inc		301,707
1,387	STERIS Corp		43,857
264	Strayer Education Inc (b)		24,890
7,111	Stryker Corp		394,518
5,007	SUPERVALU Inc (b)		28,590
12,747	Sysco Corp		380,625
833	Techne Corp		58,393

Shares			Value

Consumer, Non-cyclical — (continued)
861	Teleflex Inc	$	52,650
9,706	Tenet Healthcare Corp (a)		51,539
1,335	Thoratec Corp (a)		45,003
506	Tootsie Roll Industries Inc (b)		11,586
3,579	Total System Services Inc		82,567
1,052	Towers Watson & Co Class A		69,506
1,191	Tupperware Brands Corp		75,628
6,463	Tyson Foods Inc Class A		123,766
1,301	United Rentals Inc (a)(b)		55,800
1,198	United Therapeutics Corp (a)		56,462
22,610	UnitedHealth Group Inc		1,332,633
528	Universal Corp (b)		24,605
2,179	Universal Health Services Inc Class B		91,322
1,080	Valassis Communications Inc (a)		24,840
2,383	Varian Medical Systems Inc (a)		164,332
1,738	VCA Antech Inc (a)		40,339
4,481	Vertex Pharmaceuticals Inc (a)		183,766
10,764	Visa Inc Class A		1,270,152
2,794	Watson Pharmaceuticals Inc (a)		187,366
943	WellCare Health Plans Inc (a)		67,783
7,244	WellPoint Inc		534,607
13,186	Western Union Co		232,074
3,469	Whole Foods Market Inc		288,621
837	Wright Express Corp (a)		54,179
3,816	Zimmer Holdings Inc		245,292

			64,063,968

Diversified — 0.03%
4,194	Leucadia National Corp		109,463

Energy — 10.63%
5,050	Alpha Natural Resources Inc (a)		76,811
10,765	Anadarko Petroleum Corp		843,330
8,302	Apache Corp		833,853
4,737	Arch Coal Inc		50,733
1,180	Atwood Oceanics Inc (a)		52,970
9,520	Baker Hughes Inc		399,269
1,045	Bill Barrett Corp (a)		27,180
4,456	Cabot Oil & Gas Corp		138,894
5,339	Cameron International Corp (a)		282,059
434	CARBO Ceramics Inc (b)		45,765
14,244	Chesapeake Energy Corp		330,034
42,772	Chevron Corp (c)		4,586,869
1,872	Cimarex Energy Co		141,280
27,694	ConocoPhillips		2,105,021
4,854	Consol Energy Inc		165,521
8,414	Denbury Resources Inc (a)		153,387
8,669	Devon Energy Corp		616,539
1,557	Diamond Offshore Drilling Inc		103,930
1,566	Dresser-Rand Group Inc (a)		72,647
705	Dril-Quip Inc (a)		45,839
16,579	El Paso Corp		489,909
1,581	Energen Corp		77,706
5,772	EOG Resources Inc		641,269
3,267	EQT Corp		157,502
101,980	Exxon Mobil Corp (c)		8,844,725
5,228	FMC Technologies Inc (a)		263,596

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Energy — (continued)
2,618	Forest Oil Corp (a)	$	31,730
19,760	Halliburton Co		655,834
2,385	Helix Energy Solutions Group Inc (a)		42,453
2,318	Helmerich & Payne Inc		125,056
6,380	Hess Corp		376,101
4,405	HollyFrontier Corp		141,621
15,088	Marathon Oil Corp		478,290
7,659	Marathon Petroleum Corp		332,094
4,253	Murphy Oil Corp		239,316
6,096	Nabors Industries Ltd (a)		106,619
9,154	National Oilwell Varco Inc		727,468
2,873	Newfield Exploration Co (a)		99,636
5,479	Noble Corp		205,298
3,756	Noble Energy Inc		367,262
1,208	Northern Oil & Gas Inc (a)		25,054
17,478	Occidental Petroleum Corp		1,664,430
2,376	Oceaneering International Inc		128,043
1,162	Oil States International Inc (a)		90,706
2,210	ONEOK Inc		180,469
1,750	Patriot Coal Corp (a)(b)		10,920
3,538	Patterson-UTI Energy Inc		61,172
5,975	Peabody Energy Corp		173,036
2,666	Pioneer Natural Resources Co		297,499
2,701	Plains Exploration & Production Co (a)		115,198
3,856	QEP Resources Inc		117,608
2,615	Quicksilver Resources Inc (a)(b)		13,180
3,327	Range Resources Corp		193,432
2,736	Rowan Cos Inc (a)		90,097
28,905	Schlumberger Ltd		2,021,327
1,368	SM Energy Co		96,813
7,481	Southwestern Energy Co (a)		228,919
13,932	Spectra Energy Corp		439,555
2,269	Sunoco Inc		86,562
3,386	Superior Energy Services Inc (a)		89,255
3,230	Tesoro Corp (a)		86,693
871	Unit Corp (a)		37,244
11,968	Valero Energy Corp		308,415
12,682	Williams Cos Inc		390,732
4,227	WPX Energy Inc (a)		76,128

			32,497,903

Financial — 15.04%
7,200	Ace Ltd		527,040
1,164	Affiliated Managers Group Inc (a)		130,147
10,002	Aflac Inc		459,992
1,372	Alexandria Real Estate Equities Inc REIT		100,334
318	Alleghany Corp (a)		104,654
10,805	Allstate Corp		355,701
1,532	American Campus Communities Inc REIT		68,511
21,953	American Express Co		1,270,201
1,592	American Financial Group Inc		61,419
11,768	American International Group Inc (a)		362,807
8,542	American Tower Corp REIT (a)		538,317
4,827	Ameriprise Financial Inc		275,767

Shares			Value

Financial — (continued)
7,032	Aon PLC	$	344,990
2,603	Apartment Investment & Management Co REIT Class A		68,745
4,741	Apollo Investment Corp		33,993
2,507	Arthur J Gallagher & Co		89,600
1,526	Aspen Insurance Holdings Ltd		42,636
3,642	Associated Banc-Corp		50,842
1,979	Assurant Inc		80,150
1,723	Astoria Financial Corp		16,989
2,069	AvalonBay Communities Inc REIT		292,453
1,535	BancorpSouth Inc (b)		20,676
231,090	Bank of America Corp		2,211,531
1,030	Bank of Hawaii Corp		49,801
26,021	Bank of New York Mellon Corp		627,887
15,014	BB&T Corp		471,289
38,035	Berkshire Hathaway Inc Class B (a)(c)		3,086,540
2,160	BlackRock Inc Class A		442,584
3,223	Boston Properties Inc REIT		338,383
1,631	BRE Properties Inc REIT		82,447
2,491	Brown & Brown Inc		59,236
1,703	Camden Property Trust REIT		111,972
11,882	Capital One Financial Corp		662,303
1,805	Cathay General Bancorp		31,949
1,967	CBOE Holdings Inc		55,902
7,146	CBRE Group Inc Class A (a)		142,634
23,072	Charles Schwab Corp		331,545
5,953	Chubb Corp		411,412
3,534	Cincinnati Financial Corp		121,958
63,355	Citigroup Inc		2,315,625
1,075	City National Corp		56,405
1,421	CME Group Inc		411,138
4,417	Comerica Inc		142,934
1,732	Commerce Bancshares Inc		70,181
1,425	Corporate Office Properties Trust REIT		33,074
1,270	Cullen/Frost Bankers Inc		73,901
11,739	Discover Financial Services		391,378
5,754	Duke Realty Corp REIT		82,512
5,586	E*Trade Financial Corp (a)		61,167
3,140	East West Bancorp Inc		72,503
2,556	Eaton Vance Corp		73,050
1,040	Equity One Inc REIT		21,029
6,348	Equity Residential REIT		397,512
697	Essex Property Trust Inc REIT		105,602
1,172	Everest Re Group Ltd		108,433
1,357	Federal Realty Investment Trust REIT		131,344
2,023	Federated Investors Inc Class B (b)		45,335
4,944	Fidelity National Financial Inc Class A		89,140
19,735	Fifth Third Bancorp		277,277
2,092	First American Financial Corp		34,790
5,533	First Horizon National Corp		57,433
6,779	First Niagara Financial Group Inc		66,705
2,314	FirstMerit Corp		39,014
3,151	Franklin Resources Inc		390,819
4,133	Fulton Financial Corp		43,397
10,813	Genworth Financial Inc Class A (a)		89,964
10,706	Goldman Sachs Group Inc		1,331,505

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — (continued)
535	Greenhill & Co Inc	$	23,347
1,879	Hancock Holding Co		66,723
1,082	Hanover Insurance Group Inc		44,492
9,526	Hartford Financial Services Group Inc		200,808
2,423	HCC Insurance Holdings Inc		75,525
8,766	HCP Inc REIT		345,906
4,545	Health Care REIT Inc REIT		249,793
1,547	Highwoods Properties Inc REIT		51,546
1,036	Home Properties Inc REIT		63,206
2,801	Hospitality Properties Trust REIT		74,142
15,346	Host Hotels & Resorts Inc REIT		251,981
11,293	Hudson City Bancorp Inc		82,552
18,778	Huntington Bancshares Inc		121,118
1,546	IntercontinentalExchange Inc (a)		212,451
996	International Bancshares Corp		21,065
9,640	Invesco Ltd		257,099
4,576	Janus Capital Group Inc		40,772
3,033	Jefferies Group Inc		57,142
962	Jones Lang LaSalle Inc		80,144
82,578	JP Morgan Chase & Co (c)		3,796,936
1,080	Kemper Corp		32,702
20,416	KeyCorp		173,536
8,659	Kimco Realty Corp REIT		166,772
2,748	Legg Mason Inc		76,752
2,421	Liberty Property Trust REIT		86,478
6,542	Lincoln National Corp		172,447
6,509	Loews Corp		259,514
2,740	M&T Bank Corp		238,051
2,928	Macerich Co REIT		169,092
1,796	Mack-Cali Realty Corp REIT		51,761
11,661	Marsh & McLennan Cos Inc		382,364
805	Mercury General Corp		35,211
22,868	MetLife Inc		854,120
32,951	Morgan Stanley		647,158
2,821	NASDAQ OMX Group Inc (a)		73,064
2,197	National Retail Properties Inc REIT		59,736
9,555	New York Community Bancorp Inc (b)		132,910
5,262	Northern Trust Corp		249,682
5,685	NYSE Euronext		170,607
5,538	Old Republic International Corp		58,426
2,311	Omega Healthcare Investors Inc REIT		49,132
8,045	People’s United Financial Inc		106,516
3,532	Plum Creek Timber Co Inc REIT		146,790
11,371	PNC Financial Services Group Inc		733,316
902	Potlatch Corp REIT		28,269
6,473	Principal Financial Group Inc		191,018
13,165	Progressive Corp		305,165
9,797	ProLogis Inc REIT		352,888
1,016	Prosperity Bancshares Inc		46,533
1,682	Protective Life Corp		49,821
10,132	Prudential Financial Inc		642,268
3,056	Public Storage REIT		422,248
2,246	Raymond James Financial Inc		82,046
2,683	Rayonier Inc REIT		118,293
2,683	Realty Income Corp REIT		103,913
1,885	Regency Centers Corp REIT		83,845

Shares			Value

Financial — (continued)
26,643	Regions Financial Corp	$	175,577
1,599	Reinsurance Group of America Inc		95,093
3,133	Senior Housing Properties Trust REIT		69,083
1,000	Signature Bank (a)		63,040
6,622	Simon Property Group Inc REIT		964,693
1,771	SL Green Realty Corp REIT		137,341
10,971	SLM Corp		172,903
1,048	StanCorp Financial Group Inc		42,905
10,539	State Street Corp		479,525
11,517	SunTrust Banks Inc		278,366
925	SVB Financial Group (a)		59,515
18,817	Synovus Financial Corp		38,575
5,515	T Rowe Price Group Inc		360,130
1,289	Taubman Centers Inc REIT		94,033
3,161	TCF Financial Corp		37,584
2,138	Torchmark Corp		106,579
8,507	Travelers Cos Inc		503,614
1,368	Trustmark Corp		34,173
4,810	UDR Inc REIT		128,475
6,182	Unum Group		151,335
41,058	US Bancorp		1,300,717
3,796	Valley National Bancorp (b)		49,158
6,156	Ventas Inc REIT		351,508
3,942	Vornado Realty Trust REIT		331,916
1,944	Waddell & Reed Financial Inc Class A		63,005
2,469	Washington Federal Inc		41,529
1,792	Webster Financial Corp		40,625
2,740	Weingarten Realty Investors REIT		72,418
114,077	Wells Fargo & Co (c)		3,894,589
666	Westamerica Bancorporation		31,968
11,729	Weyerhaeuser Co REIT		257,100
2,374	WR Berkley Corp		85,749
7,007	XL Group PLC		151,982
3,932	Zions Bancorporation		84,381

			45,966,880

Industrial — 11.23%
15,080	3M Co		1,345,287
911	Acuity Brands Inc		57,238
2,714	AECOM Technology Corp (a)		60,712
2,182	AGCO Corp (a)		103,012
7,458	Agilent Technologies Inc		331,956
924	Alexander & Baldwin Inc		44,768
750	Alliant Techsystems Inc		37,590
3,513	AMETEK Inc		170,416
3,628	Amphenol Corp Class A		216,846
1,433	Aptargroup Inc		78,485
3,227	Avnet Inc (a)		117,431
3,471	Ball Corp		148,837
2,162	BE Aerospace Inc (a)		100,468
2,297	Bemis Co Inc		74,170
16,132	Boeing Co		1,199,737
1,340	Carlisle Cos Inc		66,893
13,918	Caterpillar Inc		1,482,545
3,551	CH Robinson Worldwide Inc		232,555
1,088	CLARCOR Inc		53,410

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
970	Clean Harbors Inc (a)	$	65,310
1,299	Con-way Inc		42,360
3,361	Cooper Industries PLC Class A		214,936
965	Crane Co		46,803
22,503	CSX Corp		484,265
4,198	Cummins Inc		503,928
12,291	Danaher Corp		688,296
8,696	Deere & Co		703,506
3,188	Donaldson Co Inc		113,907
3,989	Dover Corp		251,068
7,147	Eaton Corp		356,135
15,808	Emerson Electric Co		824,861
1,455	Energizer Holdings Inc (a)		107,932
682	Esterline Technologies Corp (a)		48,736
4,092	Exelis Inc		51,232
4,667	Expeditors International of Washington Inc		217,062
6,809	FedEx Corp		626,156
3,429	FLIR Systems Inc		86,788
1,205	Flowserve Corp		139,190
3,611	Fluor Corp		216,804
3,416	Fortune Brands Home & Security Inc (a)		75,391
1,162	Gardner Denver Inc		73,229
1,061	GATX Corp		42,758
7,639	General Dynamics Corp		560,550
228,901	General Electric Co (c)		4,594,043
3,188	Gentex Corp		78,106
2,691	Goodrich Corp		337,559
1,230	Graco Inc		65,264
933	Granite Construction Inc		26,814
680	Greif Inc Class A		38,026
1,789	Harsco Corp		41,970
16,632	Honeywell International Inc		1,015,384
1,287	Hubbell Inc Class B		101,132
1,122	Huntington Ingalls Industries Inc (a)		45,149
1,866	IDEX Corp		78,615
10,368	Illinois Tool Works Inc		592,220
6,450	Ingersoll-Rand PLC Class A		266,708
894	Itron Inc (a)		40,597
2,046	ITT Corp		46,935
3,826	Jabil Circuit Inc		96,109
2,793	Jacobs Engineering Group Inc (a)		123,925
1,881	JB Hunt Transport Services Inc		102,270
2,284	Joy Global Inc		167,874
2,382	Kansas City Southern (a)		170,766
3,337	KBR Inc		118,630
1,649	Kennametal Inc		73,430
1,183	Kirby Corp (a)		77,830
2,111	L-3 Communications Holdings Inc		149,395
1,076	Landstar System Inc		62,107
3,040	Leggett & Platt Inc		69,950
939	Lennox International Inc		37,842
1,884	Lincoln Electric Holdings Inc		85,383
5,689	Lockheed Martin Corp		511,214
2,560	Louisiana-Pacific Corp (a)		23,936
996	Martin Marietta Materials Inc (b)		85,287
7,881	Masco Corp		105,369
692	Mettler-Toledo International Inc (a)		127,847
606	Mine Safety Appliances Co		24,894

Shares			Value

Industrial — (continued)
2,851	Molex Inc	$	80,170
1,947	National Instruments Corp		55,528
1,236	Nordson Corp		67,374
7,204	Norfolk Southern Corp		474,239
5,468	Northrop Grumman Corp		333,985
3,420	Owens-Illinois Inc (a)		79,823
2,284	Packaging Corp of America		67,584
2,469	Pall Corp		147,226
3,225	Parker Hannifin Corp		272,674
2,154	Pentair Inc		102,552
2,389	PerkinElmer Inc		66,080
3,110	Precision Castparts Corp		537,719
7,407	Raytheon Co		390,941
817	Regal-Beloit Corp		53,554
6,693	Republic Services Inc		204,538
1,531	Rock-Tenn Co Class A		103,434
3,025	Rockwell Automation Inc		241,093
3,289	Rockwell Collins Inc		189,315
2,051	Roper Industries Inc		203,377
1,146	Ryder System Inc		60,509
4,148	Sealed Air Corp		80,098
1,521	Shaw Group Inc (a)		48,231
1,048	Silgan Holdings Inc		46,322
1,303	Snap-on Inc		79,444
2,123	Sonoco Products Co		70,484
1,149	SPX Corp		89,082
3,661	Stanley Black & Decker Inc		281,751
1,838	Stericycle Inc (a)		153,730
9,100	TE Connectivity Ltd		334,425
886	Tech Data Corp (a)		48,074
2,452	Terex Corp (a)		55,170
6,111	Textron Inc		170,069
7,918	Thermo Fisher Scientific Inc		446,417
1,152	Thomas & Betts Corp (a)		82,840
1,166	Tidewater Inc		62,987
1,852	Timken Co		93,970
2,596	Trimble Navigation Ltd (a)		141,274
1,858	Trinity Industries Inc		61,221
850	Triumph Group Inc		53,261
9,900	Tyco International Ltd		556,182
10,391	Union Pacific Corp		1,116,825
20,773	United Parcel Service Inc Class B		1,676,797
19,688	United Technologies Corp		1,632,923
1,760	URS Corp		74,835
2,327	UTi Worldwide Inc		40,094
500	Valmont Industries Inc		58,705
3,146	Vishay Intertechnology Inc (a)		38,255
1,062	Wabtec Corp		80,043
2,490	Waste Connections Inc		81,000
9,843	Waste Management Inc		344,111
1,900	Waters Corp (a)		176,054
869	Werner Enterprises Inc		21,603
1,311	Woodward Inc		56,150
1,192	Worthington Industries Inc		22,863
4,092	Xylem Inc		113,553
1,244	Zebra Technologies Corp Class A (a)		51,228

			34,317,925

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Technology — 14.93%
14,000	Accenture PLC Class A	$	903,000
687	ACI Worldwide Inc (a)		27,665
1,919	Acxiom Corp (a)		28,171
10,617	Adobe Systems Inc (a)		364,269
12,961	Advanced Micro Devices Inc (a)		103,947
878	Advent Software Inc (a)		22,477
3,790	Akamai Technologies Inc (a)		139,093
3,939	Allscripts Healthcare Solutions Inc (a)		65,387
6,843	Altera Corp		272,488
6,520	Analog Devices Inc		263,408
1,991	ANSYS Inc (a)		129,455
20,170	Apple Inc (a)(c)		12,091,310
28,362	Applied Materials Inc		352,823
9,966	Atmel Corp (a)		98,265
4,811	Autodesk Inc (a)		203,602
3,592	BMC Software Inc (a)		144,255
10,507	Broadcom Corp Class A		412,925
2,613	Broadridge Financial Solutions Inc ADR		62,477
7,871	CA Inc		216,925
6,188	Cadence Design Systems Inc (a)		73,266
3,148	Cerner Corp (a)		239,752
3,984	Citrix Systems Inc (a)		314,377
6,553	Cognizant Technology Solutions Corp Class A (a)		504,253
3,494	Computer Sciences Corp		104,610
5,039	Compuware Corp (a)		46,308
967	Concur Technologies Inc (a)		55,486
2,363	Cree Inc (a)		74,742
3,156	Cypress Semiconductor Corp		49,328
32,759	Dell Inc (a)		543,799
1,434	Diebold Inc		55,238
1,089	Dun & Bradstreet Corp		92,271
7,424	Electronic Arts Inc (a)		122,348
44,411	EMC Corp (a)		1,327,001
837	Fair Isaac Corp		36,744
2,769	Fairchild Semiconductor International Inc (a)		40,704
5,138	Fidelity National Information Services Inc		170,171
1,291	First Solar Inc (a)(b)		32,340
2,995	Fiserv Inc (a)		207,823
42,730	Hewlett-Packard Co		1,018,256
2,351	Informatica Corp (a)		124,368
3,443	Integrated Device Technology Inc (a)		24,617
108,099	Intel Corp (c)		3,038,663
25,069	International Business Machines Corp (c)		5,230,647
1,644	International Rectifier Corp (a)		37,927
2,877	Intersil Corp Class A		32,222
6,360	Intuit Inc		382,427
1,988	Jack Henry & Associates Inc		67,831
3,633	KLA-Tencor Corp		197,708
2,508	Lam Research Corp (a)(b)		111,907
1,466	Lexmark International Inc Class A (b)		48,730
4,963	Linear Technology Corp		167,253
11,975	LSI Corp (a)		103,943

Shares			Value

Technology — (continued)
589	Mantech International Corp Class A	$	20,297
5,160	MEMC Electronic Materials Inc (a)		18,628
1,774	Mentor Graphics Corp (a)		26,362
4,181	Microchip Technology Inc (b)		155,533
20,946	Micron Technology Inc (a)		169,663
1,699	MICROS Systems Inc (a)		93,938
161,369	Microsoft Corp (c)		5,204,150
2,742	MSCI Inc Class A (a)		100,933
3,551	NCR Corp (a)		77,092
7,666	NetApp Inc (a)		343,207
1,541	Novellus Systems Inc (a)		76,911
12,945	NVIDIA Corp (a)		199,224
84,761	Oracle Corp (c)		2,471,631
2,505	Parametric Technology Corp (a)		69,990
4,561	Pitney Bowes Inc (b)		80,182
2,003	QLogic Corp (a)		35,573
36,588	QUALCOMM Inc (c)		2,488,716
1,382	Quest Software Inc (a)		32,159
4,188	Red Hat Inc (a)		250,819
3,472	Riverbed Technology Inc (a)		97,494
2,462	Rovi Corp (a)		80,138
2,921	Salesforce.com Inc (a)		451,324
5,207	SanDisk Corp (a)		258,215
1,356	Semtech Corp (a)		38,592
833	Silicon Laboratories Inc (a)		35,819
4,010	Skyworks Solutions Inc (a)		110,876
1,602	Solera Holdings Inc		73,516
3,025	Synopsys Inc (a)		92,746
3,606	Teradata Corp (a)		245,749
4,091	Teradyne Inc (a)		69,097
24,551	Texas Instruments Inc		825,159
2,278	VeriFone Systems Inc (a)		118,160
5,076	Western Digital Corp (a)		210,096
28,827	Xerox Corp		232,922
5,731	Xilinx Inc		208,780

			45,642,693

Utilities — 3.40%
14,014	AES Corp (a)		183,163
2,446	AGL Resources Inc		95,932
2,437	Alliant Energy Corp		105,571
5,333	Ameren Corp		173,749
10,526	American Electric Power Co Inc		406,093
3,075	Aqua America Inc		68,542
2,089	Atmos Energy Corp		65,720
873	Black Hills Corp		29,272
9,313	CenterPoint Energy Inc		183,652
1,375	Cleco Corp		54,519
5,445	CMS Energy Corp		119,790
6,386	Consolidated Edison Inc		373,070
12,301	Dominion Resources Inc		629,934
3,623	DTE Energy Co		199,374
28,771	Duke Energy Corp		604,479
7,002	Edison International		297,655
3,877	Entergy Corp		260,534
18,367	Exelon Corp		720,170
9,018	FirstEnergy Corp		411,131
3,082	Great Plains Energy Inc		62,472

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Utilities — (continued)
1,975	Hawaiian Electric Industries Inc	$	50,066
1,100	IDACORP Inc		45,232
1,681	Integrys Energy Group Inc		89,076
4,077	MDU Resources Group Inc		91,284
1,819	National Fuel Gas Co		87,530
9,063	NextEra Energy Inc		553,568
5,969	NiSource Inc		145,345
3,906	Northeast Utilities		144,991
5,202	NRG Energy Inc (a)		81,515
2,187	NSTAR		106,354
4,951	NV Energy Inc		79,810
2,151	OGE Energy Corp		115,079
4,947	Pepco Holdings Inc		93,449
8,690	PG&E Corp		377,233
2,309	Pinnacle West Capital Corp		110,601
1,845	PNM Resources Inc		33,764
12,599	PPL Corp		356,048
6,342	Progress Energy Inc		336,824
11,045	Public Service Enterprise Group Inc		338,087
3,898	Questar Corp		75,075
2,463	SCANA Corp		112,337
5,217	Sempra Energy		312,811
18,523	Southern Co		832,238
4,710	TECO Energy Inc		82,661
2,526	UGI Corp		68,834
1,715	Vectren Corp		49,838
2,422	Westar Energy Inc		67,646
1,151	WGL Holdings Inc		46,846
5,116	Wisconsin Energy Corp		179,981
10,410	Xcel Energy Inc		275,553

			10,384,498

TOTAL COMMON STOCK — 98.48% (Cost $224,241,416)		$	301,039,178

Principal Amount

SHORT TERM INVESTMENTS
$ 3,900,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(d)		3,900,000
320,000	U.S. Treasury Bills(e) 0.10%, 06/21/2012		319,930

TOTAL SHORT TERM INVESTMENTS — 1.38% (Cost $4,219,930)		$	4,219,930

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 999,859	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,859 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$	999,859

999,859	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $999,859 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		999,859

528,455	Undivided interest of 0.94% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $528,455 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		528,455

TOTAL SECURITIES LENDING COLLATERAL — 0.83% (Cost $2,528,173)		$	2,528,173

TOTAL INVESTMENTS — 100.69% (Cost $230,989,519)		$	307,787,281

OTHER ASSETS & LIABILITIES, NET — (0.69)%		$	(2,123,088)

TOTAL NET ASSETS — 100.00%		$	305,664,193

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%
(e)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

At March 30, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	62	USD	$4,350,075	June 2012	$108,675

S&P Mid 400® Emini Long Futures	4	USD	$396,920	June 2012	$6,225

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$296,725,198	$—	$—	$296,725,198
Foreign Common Stock	4,313,980	—	—	4,313,980
Derivative Investments:
Futures Contracts Variation Margin	9,342	—	—	9,342
Securities Lending Collateral	—	2,528,173	—	2,528,173
Short Term Investments	—	4,219,930	—	4,219,930

Total	$301,048,520	$6,748,103	$0	$307,796,623

Total Investments(a)	$301,048,520	$6,748,103	$0	$307,796,623

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $240,912,477. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $110,928,338 and gross depreciation of securities in which there was an excess of tax cost over value of $44,053,534 resulting in net appreciation of $66,874,804.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The number of futures contracts held at March 30, 2012 is higher than the average outstanding during the period. As of March 30, 2012, the Portfolio held 66 futures contracts. The average number of futures contracts outstanding during the period was 47.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $2,463,181 and received collateral of $2,528,173 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK

Basic Materials — 5.57%
75,300	EI du Pont de Nemours & Co	$	3,983,370
53,000	International Flavors & Fragrances Inc		3,105,800
272,683	International Paper Co		9,571,173
124,900	MeadWestvaco Corp		3,945,591
92,200	Monsanto Co		7,353,872
180,100	Nucor Corp		7,735,295
121,400	Vulcan Materials Co		5,187,422

			40,882,523

Communications — 11.35%
405,370	AT&T Inc		12,659,705
180,200	Cablevision Systems Corp Class A		2,645,336
104,771	CenturyLink Inc		4,049,399
302,900	Cisco Systems Inc		6,406,335
167,800	Comcast Corp Class A		5,035,678
260,900	Corning Inc		3,673,472
164,100	Harris Corp		7,397,628
132,500	McGraw-Hill Cos Inc		6,422,275
223,600	New York Times Co Class A (a)		1,518,244
168,400	Nokia OYJ Sponsored ADR (b)		924,516
154,642	Telefonica SA (c)		2,537,147
265,333	Time Warner Inc		10,016,321
157,086	Verizon Communications Inc		6,005,398
983,600	Vodafone Group PLC (c)		2,712,300
206,500	Walt Disney Co		9,040,570
172,100	WPP PLC (c)		2,351,754

			83,396,078

Consumer, Cyclical — 7.87%
89,300	Carnival Corp		2,864,744
78,000	General Motors Co (a)		2,000,700
62,650	Genuine Parts Co		3,931,287
84,900	Harley-Davidson Inc		4,166,892
66,000	Hasbro Inc		2,423,520
51,100	Home Depot Inc		2,570,841
108,800	Kohl’s Corp		5,443,264
117,400	Macy’s Inc		4,664,302
69,550	Madison Square Garden Co Class A (a)		2,378,610
93,249	Marriott International Inc Class A		3,529,475
210,400	Mattel Inc		7,082,064
308,800	Staples Inc		4,996,384
7,900	Tiffany & Co		546,127
140,000	United Continental Holdings Inc (a)		3,010,000
106,400	Whirlpool Corp		8,177,904

			57,786,114

Consumer, Non-cyclical — 13.02%
82,800	Amgen Inc		5,629,572
181,400	Archer-Daniels-Midland Co		5,743,124
88,500	Avery Dennison Corp		2,666,505
263,600	Avon Products Inc		5,103,296
7,900	Beam Inc		462,703

Shares			Value

Consumer, Non-cyclical — (continued)
182,000	Bristol-Myers Squibb Co	$	6,142,500
179,700	Campbell Soup Co (b)		6,082,845
100,500	Clorox Co		6,909,375
172,800	ConAgra Foods Inc		4,537,728
75,900	H&R Block Inc		1,250,073
8,200	Hershey Co		502,906
143,700	Johnson & Johnson		9,478,452
110,000	Kimberly-Clark Corp		8,127,900
60,200	McCormick & Co Inc		3,276,686
205,600	Merck & Co Inc		7,895,040
62,100	Molson Coors Brewing Co Class B		2,810,025
94,000	PepsiCo Inc		6,236,900
381,188	Pfizer Inc		8,637,720
68,300	Quest Diagnostics Inc		4,176,545

			95,669,895

Energy — 13.10%
101,500	Anadarko Petroleum Corp		7,951,510
103,222	BP PLC Sponsored ADR		4,644,990
182,044	Chevron Corp		19,522,399
51,700	ConocoPhillips		3,929,717
163,300	Consol Energy Inc		5,568,530
87,200	Diamond Offshore Drilling Inc (b)		5,820,600
188,096	Exxon Mobil Corp		16,313,566
144,700	Murphy Oil Corp		8,142,269
70,300	Petroleo Brasileiro SA ADR		1,867,168
182,300	Royal Dutch Shell PLC ADR		12,784,699
86,500	Schlumberger Ltd		6,048,945
115,000	Spectra Energy Corp		3,628,250

			96,222,643

Financial — 20.20%
242,600	Allstate Corp		7,986,392
256,000	American Express Co		14,812,160
774,937	Bank of America Corp		7,416,147
181,500	Bank of New York Mellon Corp		4,379,595
87,700	Capital One Financial Corp		4,888,398
45,500	Chubb Corp		3,144,505
451,905	JPMorgan Chase & Co		20,778,592
176,100	Legg Mason Inc		4,918,473
158,827	Lincoln National Corp		4,186,680
46,800	Loews Corp		1,865,916
236,500	Marsh & McLennan Cos Inc		7,754,835
117,800	Morgan Stanley		2,313,592
141,200	Northern Trust Corp		6,699,940
113,500	NYSE Euronext		3,406,135
44,100	Och-Ziff Capital Management Group LLC Class A		409,248
103,400	PNC Financial Services Group Inc		6,668,266
349,300	Regions Financial Corp		2,301,887
334,900	SLM Corp		5,278,024
124,600	Sun Life Financial Inc		2,951,774
227,900	SunTrust Banks Inc		5,508,343
384,100	US Bancorp		12,168,288
413,200	Wells Fargo & Co		14,106,648
162,313	Weyerhaeuser Co REIT		3,557,901

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — (continued)
39,500	XL Group PLC	$	856,755

			148,358,494

Industrial — 13.38%
115,000	3M Co		10,259,150
83,100	Boeing Co		6,180,147
109,922	Cooper Industries PLC Class A		7,029,512
120,900	Emerson Electric Co		6,308,562
26,000	Fortune Brands Home & Security Inc (a)		573,820
970,700	General Electric Co		19,481,949
137,000	Honeywell International Inc		8,363,850
159,300	Illinois Tool Works Inc		9,099,216
99,300	Ingersoll-Rand PLC Class A		4,106,055
42,900	ITT Corp		984,126
43,500	Lockheed Martin Corp		3,908,910
226,600	Masco Corp		3,029,642
129,700	Thermo Fisher Scientific Inc		7,312,486
94,700	United Parcel Service Inc Class B		7,644,184
94,500	USG Corp (a)(b)		1,625,400
85,800	Xylem Inc/NY		2,380,950

			98,287,959

Technology — 4.79%
126,300	Analog Devices Inc		5,102,520
357,900	Applied Materials Inc		4,452,276
189,500	Computer Sciences Corp		5,673,630
36,100	First Solar Inc (a)(b)		904,305
225,800	Hewlett-Packard Co		5,380,814
338,100	Microsoft Corp		10,903,725
81,600	Texas Instruments Inc		2,742,576

			35,159,846

Utilities — 6.36%
196,800	Duke Energy Corp		4,134,768
112,800	Entergy Corp		7,580,160
178,800	Exelon Corp		7,010,748
71,510	FirstEnergy Corp		3,260,141
310,600	NiSource Inc		7,563,110
73,100	Pinnacle West Capital Corp		3,501,490
82,100	PPL Corp		2,320,146
98,600	Progress Energy Inc		5,236,646
74,500	TECO Energy Inc		1,307,475
182,000	Xcel Energy Inc		4,817,540

			46,732,224

TOTAL COMMON STOCK — 95.64% (Cost $609,098,610)		$	702,495,776

Shares			Value

PREFERRED STOCK
Consumer, Cyclical — 0.56%
98,900	General Motors Co	$	4,135,256

TOTAL PREFERRED STOCK — 0.56% (Cost $4,950,760)		$	4,135,256

Principal Amount

SHORT TERM INVESTMENTS
$ 12,800,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/02/2012		12,799,993
10,000,000	Federal Home Loan Bank 0.01%, 04/12/2012		9,999,983
5,974,000	Federal Home Loan Mortgage Corp 0.00%, 04/02/2012(d)		5,974,000

TOTAL SHORT TERM INVESTMENTS — 3.92% (Cost $28,773,976)		$	28,773,976

SECURITIES LENDING COLLATERAL
2,999,572	Undivided interest of 5.26% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $2,999,572 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.		2,999,572

2,999,572	Undivided interest of 5.63% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $2,999,572 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		2,999,572

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 29,478	Undivided interest of 0.11% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $29,478 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		$29,478

2,999,572	Undivided interest of 5.33% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $2,999,572 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		2,999,572

TOTAL SECURITIES LENDING COLLATERAL — 1.23% (Cost $9,028,194)		$	9,028,194

TOTAL INVESTMENTS — 101.35% (Cost $651,851,540)		$	744,433,202

OTHER ASSETS & LIABILITIES, NET — (1.35)%		$	(9,922,797)

TOTAL NET ASSETS — 100.00%		$	734,510,405

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	The security’s yield to maturity was less than 0.01%

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$659,729,106	$—	$—	$659,729,106
Foreign Common Stock	35,165,469	7,601,201	—	42,766,670
Preferred Stock	—	4,135,256	—	4,135,256
Securities Lending Collateral	—	9,028,194	—	9,028,194
Short Term Investments	—	28,773,976	—	28,773,976

Total	$694,894,575	$49,538,627	$0	$744,433,202

Total Investments(a)	$694,894,575	$49,538,627	$0	$744,433,202

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $657,753,520. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $146,551,033 and gross depreciation of securities in which there was an excess of tax cost over value of $59,871,351 resulting in net appreciation of $86,679,682.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $8,772,770 and received collateral of $9,028,194 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 2.50%
115,000	Agnico-Eagle Mines Ltd	$	3,838,700
118,000	Franco-Nevada Corp		5,084,606
45,000	HudBay Minerals Inc		493,200
216,000	Osisko Mining Corp (a)		2,507,674
85,000	Rockwood Holdings Inc (a)		4,432,750

			16,356,930

Communications — 7.00%
225,000	Amdocs Ltd(a)		7,105,500
66,000	Aruba Networks Inc (a)(b)		1,470,480
33,000	Discovery Communications Inc Class A (a)		1,669,800
83,000	Discovery Communications Inc Class C (a)		3,891,040
48,000	Factset Research Systems Inc		4,753,920
510,000	JDS Uniphase Corp (a)		7,389,900
132,000	Lamar Advertising Co Class A (a)(b)		4,278,120
183,000	Liberty Interactive Corp Class A (a)		3,493,470
41,000	Netflix Inc (a)		4,716,640
51,000	Rackspace Hosting Inc (a)		2,947,290
131,000	TIBCO Software Inc (a)		3,995,500

			45,711,660

Consumer, Cyclical — 14.35%
50,000	Allison Transmission Holdings Inc (a)		1,194,000
225,000	CarMax Inc (a)		7,796,250
9,000	Chipotle Mexican Grill Inc (a)		3,762,000
83,100	Choice Hotels International Inc		3,102,954
33,000	Deckers Outdoor Corp (a)(b)		2,080,650
7,000	Dolby Laboratories Inc Class A (a)		266,420
283,000	Dollar General Corp (a)		13,074,600
151,000	Fastenal Co		8,169,100
52,000	Harley-Davidson Inc		2,552,160
123,000	Kohl’s Corp		6,153,690
201,000	Marriott International Inc Class A		7,607,850
124,104	Michael Kors Holdings Ltd (a)(c)		5,492,905
76,000	O’Reilly Automotive Inc (a)		6,942,600
28,000	Panera Bread Co Class A (a)		4,505,760
26,000	Shoppers Drug Mart Corp (d)		1,141,711
165,000	Shoppers Drug Mart Corp		7,245,476
52,000	Starbucks Corp		2,906,280
20,000	Tesla Motors Inc (a)(b)		744,800
72,000	Tim Hortons Inc		3,854,880
85,000	WABCO Holdings Inc (a)		5,140,800

			93,734,886

Consumer, Non-cyclical — 23.84%
58,000	Alexion Pharmaceuticals Inc (a)		5,385,880
167,000	Alkermes PLC (a)		3,097,850
99,200	Amylin Pharmaceuticals Inc (a)		2,476,032
63,000	Ariad Pharmaceuticals Inc (a)		1,004,850
253,000	Bruker Corp (a)		3,873,430
218,000	CareFusion Corp (a)		5,652,740
34,000	Cooper Cos Inc		2,778,140

Shares			Value

Consumer, Non-cyclical — (continued)
116,000	Covance Inc (a)	$	5,525,080
66,000	CR Bard Inc		6,515,520
31,000	Cubist Pharmaceuticals Inc (a)		1,340,750
242,000	DENTSPLY International Inc		9,711,460
41,000	Edwards Lifesciences Corp (a)		2,981,930
263,000	Elan Corp PLC Sponsored ADR (a)		3,947,630
207,000	Gartner Inc (a)		8,826,480
176,000	Global Payments Inc		8,354,720
86,000	Henry Schein Inc (a)		6,508,480
360,000	Hertz Global Holdings Inc (a)		5,414,400
99,000	Hospira Inc (a)		3,701,610
189,000	Human Genome Sciences Inc (a)(b)		1,557,360
66,000	IDEXX Laboratories Inc (a)		5,771,700
64,000	Laboratory Corp of America Holdings (a)		5,858,560
158,000	Manpower Inc		7,484,460
42,000	Mednax Inc (a)		3,123,540
331,000	Quanta Services Inc (a)		6,917,900
58,000	Regeneron Pharmaceuticals Inc (a)		6,763,960
49,000	Robert Half International Inc		1,484,700
80,000	SXC Health Solutions Corp (a)		5,996,800
100,000	Theravance Inc (a)(b)		1,950,000
83,000	Universal Health Services Inc Class B		3,478,530
83,000	Valeant Pharmaceuticals International Inc (a)		4,456,270
100,000	Vantiv Inc Class A (a)		1,963,000
101,000	Verisk Analytics Inc Class A (a)		4,743,970
27,272	Weight Watchers International Inc		2,105,126
114,000	Western Union Co		2,006,400
36,000	Whole Foods Market Inc		2,995,200

			155,754,458

Energy — 6.10%
178,000	Consol Energy Inc		6,069,800
38,000	Continental Resources Inc (a)(b)		3,261,160
115,000	EQT Corp		5,544,150
70,000	FMC Technologies Inc (a)		3,529,400
32,000	Laredo Petroleum Holdings Inc (a)		750,080
133,000	QEP Resources Inc		4,056,500
98,000	Range Resources Corp		5,697,720
66,000	SM Energy Co		4,670,820
110,000	Southwestern Energy Co (a)		3,366,000
9,800	Trican Well Service Ltd (d)		143,937
186,200	Trican Well Service Ltd		2,734,804

			39,824,371

Financial — 5.97%
143,000	Air Lease Corp (a)(b)		3,442,010
105,000	BankUnited Inc		2,625,000
131,000	CBOE Holdings Inc		3,723,020
199,000	Charles Schwab Corp		2,859,630
114,000	HCC Insurance Holdings Inc		3,553,380
20,000	IntercontinentalExchange Inc (a)		2,748,400
40,000	Jones Lang LaSalle Inc		3,332,400
280,000	TCF Financial Corp		3,329,200
295,000	TD Ameritrade Holding Corp		5,823,300
99,000	Willis Group Holdings PLC		3,463,020

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Financial — (continued)
114,000	WR Berkley Corp	$	4,117,680

			39,017,040

Industrial — 16.76%
47,000	Acuity Brands Inc		2,953,010
258,000	AMETEK Inc		12,515,580
263,000	Babcock & Wilcox Co (a)		6,772,250
50,000	Crane Co		2,425,000
80,000	FLIR Systems Inc		2,024,800
121,000	Gardner Denver Inc		7,625,420
116,000	Gentex Corp		2,842,000
38,000	Goodrich Corp		4,766,720
156,000	IDEX Corp		6,572,280
58,000	JB Hunt Transport Services Inc		3,153,460
50,000	Kansas City Southern (a)		3,584,500
422,000	McDermott International Inc (a)		5,405,820
132,000	Pall Corp		7,871,160
62,000	Rockwell Collins Inc		3,568,720
112,000	Roper Industries Inc		11,105,920
132,000	Spirit Aerosystems Holdings Inc Class A (a)		3,228,720
345,000	Textron Inc		9,601,350
165,000	Trimble Navigation Ltd (a)		8,979,300
165,000	UTi Worldwide Inc		2,842,950
52,000	Waste Connections Inc		1,691,560

			109,530,520

Technology — 16.65%
91,000	Akamai Technologies Inc (a)		3,339,700
149,000	Allscripts Healthcare Solutions Inc (a)		2,473,400
107,000	Altera Corp		4,260,740
123,000	Ariba Inc (a)		4,023,330
546,000	Atmel Corp (a)		5,383,560
89,000	Concur Technologies Inc (a)		5,106,820
82,000	Cree Inc (a)		2,593,660
109,000	Fiserv Inc (a)		7,563,510
111,000	IHS Inc Class A (a)		10,395,150
40,000	Informatica Corp (a)		2,116,000
247,000	Intersil Corp Class A		2,766,400
334,000	Marvell Technology Group Ltd (a)		5,253,820
99,000	Microchip Technology Inc (b)		3,682,800
97,000	MICROS Systems Inc (a)		5,363,130
215,000	MSCI Inc Class A (a)		7,914,150
364,000	Nuance Communications Inc (a)		9,311,120
329,000	NVIDIA Corp (a)		5,063,310
87,000	PMC - Sierra Inc (a)		629,010
150,000	Red Hat Inc (a)		8,983,500
41,000	Rovi Corp (a)		1,334,550
98,000	Silicon Laboratories Inc (a)		4,214,000
193,000	Xilinx Inc		7,030,990

			108,802,650

Utilities — 1.33%
503,000	Calpine Corp (a)		8,656,630

Shares			Value

TOTAL COMMON STOCK — 94.50% (Cost $480,762,568)		$	617,389,145

PREFERRED STOCK
Consumer, Cyclical — 0.39%
221,560	Coupon.com Series B (a)(c)(e)		1,217,107
254,930	Living Social Series E (a)(c)(e)		1,317,529

			2,534,636

Energy — 0.20%
15	Halcon Resources Corp (a)(c)		1,329,521

Technology — 0.05%
25,173	Workday Inc Series F (a)(c)(e)		333,794

TOTAL PREFERRED STOCK — 0.64% (Cost $4,334,310)		$	4,197,951

Principal Amount

SHORT TERM INVESTMENTS
	Federal Home Loan Bank
$ 15,000,000	0.00%, 04/02/2012(f)		14,999,999
10,000,000	0.01%, 04/12/2012		9,999,984
2,800,000	Federal Home Loan Mortgage Corp
	0.00%, 04/02/2012(f)		2,800,000

TOTAL SHORT TERM INVESTMENTS — 4.25% (Cost $27,799,983)		$	27,799,983

SECURITIES LENDING COLLATERAL
4,799,096	Undivided interest of 9.01% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $4,799,096 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		4,799,096

2,837,070	Undivided interest of 11.02% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $2,837,070 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		2,837,070

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 4,799,095	Undivided interest of 8.42% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $4,799,095 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$	4,799,095

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 4,799,096	Undivided interest of 8.53% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $4,799,096 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.	$	4,799,096

TOTAL SECURITIES LENDING COLLATERAL — 2.64% (Cost $17,234,357)		$	17,234,357

TOTAL INVESTMENTS — 102.03% (Cost $530,131,218)		$	666,621,436

OTHER ASSETS & LIABILITIES, NET — (2.03)%		$	(13,278,154)

TOTAL NET ASSETS — 100.00%		$	653,343,282

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $5,838,384 and $9,690,856, respectively, representing 1.48% of net assets.
(d)	Restricted security; at March 30, 2012, the aggregate cost and fair value of the securities was $1,112,394 and $1,285,648, respectively, representing 0.20% of net assets.
(e)	Domestic security is fair valued at March 30, 2012.
(f)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	561,789,712	$	5,492,905	$	—	$	567,282,617
Foreign Common Stock		50,106,528		—		—		50,106,528
Preferred Stock		—		1,329,521		2,868,430		4,197,951
Securities Lending Collateral		—		17,234,357		—		17,234,357
Short Term Investments		—		27,799,983		—		27,799,983

Total	$	611,896,240	$	51,856,766	$	2,868,430	$	666,621,436

Total Investments(a)	$	611,896,240	$	51,856,766	$	2,868,430	$	666,621,436

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012. Level 3 investments in securities were not considered a significant portion of the Portfolio.

Description		Preferred Stock
Beginning Balance, January 1, 2012	$	3,511,312
Total realized gains (loss)		-
Total unrealized gain (loss) relating to instruments not held at reporting date		-
Total unrealized gain (loss) relating to instruments still held at reporting date		(642,882)
Purchases		-
Sales		-
Amortization		-
Settlements		-
Transfers into Level 3		-
Transfers out of Level 3		-

Ending Balance, March 30, 2012	$	2,864,430

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $533,296,908. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $153,680,569 and gross depreciation of securities in which there was an excess of tax cost over value of $20,356,041 resulting in net appreciation of $133,324,528.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $16,659,382 and received collateral of $17,234,357 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value
BONDS AND NOTES

Asset-Backed Securities — 1.83%
$ 1,500,000	ACE Securities Corp Series 2007-D1, Class A2(a)(b) 6.34%, 02/25/2038	$	891,605
1,585,845	Citicorp Residential Mortgage Securities Inc Series 2006-2, Class A6(a) 5.67%, 09/25/2036		1,518,874
152,794	Federal Home Loan Mortgage Corp Float Series T-34, Class A1V(c) 0.48%, 07/25/2031		150,431
2,700,000	HSBC Home Equity Loan Trust Float Series 2007-2, Class A3F(a) 6.14%, 07/20/2036		2,673,737
868,985	NCUA Guaranteed Notes Series 2010-C1, Class A1 1.60%, 10/29/2020		878,384
	Residential Funding Mortgage Securities II Inc
775,116	Series 2006-HI5, Class A3 5.50%, 08/25/2025		664,541
288,469	Series 2006-HI2, Class A3 5.79%, 02/25/2036		288,582

			7,066,154

Basic Materials — 0.18%
602,500	Xstrata Finance Canada Ltd(b) 5.80%, 11/15/2016		676,818

Communications — 0.28%
750,000	Crown Castle Towers LLC(b) 6.11%, 01/15/2020		833,571
250,000	Pearson Funding Two PLC(b) 4.00%, 05/17/2016		263,864

			1,097,435

Consumer, Cyclical — 0.79%
500,000	Cintas Corp No 2 2.85%, 06/01/2016		512,398
1,343,749	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		1,531,873
876,630	UAL 2009-2A Pass Through Trust 9.75%, 01/15/2017		1,003,742

			3,048,013

Consumer, Non-cyclical — 0.14%
250,000	Brambles USA Inc(b) 5.35%, 04/01/2020		265,545
250,000	Corn Products International Inc 3.20%, 11/01/2015		258,931

			524,476

Principal Amount			Value

Energy — 0.80%
$ 500,000	Gulfstream Natural Gas System LLC(b) 6.95%, 06/01/2016	$	579,359
250,000	Husky Energy Inc 5.90%, 06/15/2014		273,636
443,503	Kern River Funding Corp(b) 4.89%, 04/30/2018		485,964
250,000	Panhandle Eastern Pipeline Co LP 6.20%, 11/01/2017		284,970
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		275,719
500,000	Transocean Inc 4.95%, 11/15/2015		534,629
500,000	Weatherford International Ltd/Bermuda 9.63%, 03/01/2019		662,646

			3,096,923

Financial — 1.33%
1,158,912	BGS CTL 6.36%, 06/15/2033(b)(d)		1,299,836
500,000	Camden Property Trust 5.38%, 12/15/2013		528,196
500,000	Duke Realty LP 6.75%, 03/15/2020		584,719
1,000,000	Prudential Covered Trust 2012-1(b) 3.00%, 09/30/2015		1,011,289
1,500,000	SunAmerica Financial Group Inc 7.50%, 07/15/2025		1,693,747

			5,117,787

Industrial — 0.27%
250,000	Agilent Technologies Inc 5.00%, 07/15/2020		277,920
444,009	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		501,731
250,000	Pall Corp 5.00%, 06/15/2020		275,798

			1,055,449

Mortgage-Backed Securities — 84.73%
453,588	Americold LLC Trust Series 2010-ARTA, Class A1(b) 3.85%, 01/14/2029		479,504
	Federal Home Loan Mortgage Corp
3,500,000	3.50%, TBA		3,585,859
22,927	9.00%, 12/01/2014		25,169
29,470	9.50%, 06/01/2020		29,552
15,160	11.00%, 06/01/2020		17,977
54,884	11.00%, 07/01/2020		65,489
67,245	11.00%, 08/01/2020		80,239
380,505	5.50%, 04/01/2022		411,953
886,393	4.50%, 03/01/2024		946,069

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$ 3,368,408	4.50%, 04/01/2024	$	3,595,185
1,882,220	4.50%, 05/01/2024		2,008,940
1,460,918	4.50%, 12/01/2024		1,559,274
27,147	9.50%, 04/01/2025		32,876
1,420,585	4.00%, 03/01/2026		1,502,686
8,346,968	3.00%, 12/01/2026		8,655,638
2,991,859	3.50%, 02/01/2032		3,124,201
220,984	7.50%, 03/01/2032		264,699
245,157	7.00%, 09/01/2032		287,061
986,562	5.50%, 05/01/2033		1,080,435
664,241	5.50%, 06/01/2033		727,444
2,161,815	5.50%, 08/01/2033		2,369,799
386,708	5.50%, 01/01/2034		423,504
1,154,455	5.50%, 10/01/2034		1,263,581
1,378,369	5.00%, 08/01/2035		1,486,764
4,261,084	5.00%, 09/01/2035		4,608,489
548,936	5.50%, 09/01/2035		599,024
3,378,896	5.00%, 12/01/2035		3,644,614
209,800	5.00%, 01/01/2036		226,299
2,039,635	6.00%, 01/01/2036		2,260,890
1,742,670	6.00%, 03/01/2036		1,931,711
897,447	6.00%, 07/01/2036		1,003,494
1,505,998	6.00%, 11/01/2036		1,665,130
656,355	6.00%, 08/01/2037		727,350
376,518	5.50%, 05/01/2038		409,696
264,608	6.00%, 05/01/2038		293,229
1,234,265	5.00%, 06/01/2038		1,330,364
1,608,813	6.00%, 06/01/2038		1,776,295
2,171,952	4.00%, 08/01/2039		2,273,172
1,242,445	4.50%, 09/01/2039		1,318,182
930,752	4.50%, 11/01/2039		987,488
1,809,070	4.50%, 04/01/2040		1,919,347
2,706,246	4.50%, 06/01/2040		2,908,423
3,783,953	4.50%, 07/01/2040		4,066,644
1,811,078	4.00%, 02/01/2041		1,896,329
	Federal National Mortgage Association
30,618	6.50%, 07/01/2014		32,337
437,439	6.50%, 02/01/2017		481,740
359,083	6.00%, 03/01/2017		384,791
85,121	5.50%, 01/01/2018		92,157
1,210,535	5.50%, 04/01/2018		1,330,992
1,566,445	5.00%, 05/01/2018		1,712,736
141,870	5.00%, 06/01/2018		154,835
2,185,116	5.00%, 08/01/2018		2,390,270
91,627	9.50%, 09/01/2020		106,829
21,085	8.50%, 08/01/2021		21,151
554,763	5.00%, 06/01/2023		600,087
14,377	8.50%, 08/01/2024		17,244
2,226,734	4.00%, 07/01/2025		2,360,644
1,783,131	4.00%, 09/01/2025		1,890,363
1,551,573	4.00%, 12/01/2025		1,644,880
2,785,302	3.50%, 01/01/2026		2,924,066
1,609,725	3.50%, 03/01/2026		1,689,921
95,265	8.50%, 11/01/2026		112,136
2,945,286	3.00%, 12/01/2026		3,054,688
1,324,379	4.50%, 02/01/2030		1,410,076
147,897	7.00%, 02/01/2031		173,722
219,928	7.00%, 09/01/2031		258,289
609,533	6.50%, 12/01/2031		696,272

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$ 293,495	7.00%, 12/01/2031	$	344,559
1,594,015	6.50%, 01/01/2032		1,823,383
145,651	7.00%, 01/01/2032		171,040
658,526	6.50%, 02/01/2032		752,370
565,887	6.00%, 02/01/2033		616,473
832,145	6.00%, 03/01/2033		933,541
1,889,298	5.50%, 07/01/2033		2,076,237
3,849,036	5.00%, 09/01/2033		4,167,512
773,219	5.50%, 09/01/2033		849,726
439,339	5.00%, 11/01/2033		475,691
1,263,885	5.50%, 11/01/2033		1,398,816
546,128	5.50%, 12/01/2033		600,165
788,731	5.50%, 03/01/2034		865,417
255,720	5.50%, 04/01/2034		280,584
1,924,452	5.50%, 10/01/2034		2,111,562
1,119,629	5.50%, 12/01/2034		1,228,488
1,150,307	5.50%, 01/01/2035		1,264,125
3,193,836	5.50%, 02/01/2035		3,505,200
1,056,697	5.50%, 05/01/2035		1,156,631
194,670	5.00%, 08/01/2035		210,503
1,083,295	5.00%, 09/01/2035		1,172,928
1,396,044	5.00%, 10/01/2035		1,509,592
1,141,044	5.50%, 10/01/2035		1,251,985
548,474	5.50%, 11/01/2035		600,344
1,937,611	6.00%, 12/01/2035		2,145,250
1,505,390	5.50%, 01/01/2036		1,647,757
1,488,833	6.00%, 01/01/2036		1,648,380
620,389	6.00%, 02/01/2036		685,321
412,148	5.50%, 03/01/2036		451,125
598,339	6.00%, 03/01/2036		662,459
3,325,182	5.50%, 04/01/2036		3,639,649
1,703,599	5.50%, 05/01/2036		1,864,711
1,497,744	5.50%, 06/01/2036		1,635,643
480,934	6.00%, 12/01/2036		531,270
1,003,357	5.50%, 01/01/2037		1,098,246
910,785	6.00%, 05/01/2037		1,004,402
976,257	5.00%, 07/01/2037		1,057,034
1,573,526	5.50%, 03/01/2038		1,715,944
1,615,204	4.50%, 02/01/2039		1,737,992
3,340,741	4.00%, 03/01/2039		3,504,932
4,274,688	4.50%, 03/01/2039		4,547,953
5,792,204	4.50%, 04/01/2039		6,205,026
1,864,479	5.00%, 04/01/2039		2,031,859
5,349,457	4.50%, 05/01/2039		5,790,467
923,928	5.00%, 05/01/2039		1,006,871
7,347,193	4.50%, 06/01/2039		7,917,412
8,695,308	4.50%, 08/01/2039		9,265,250
1,042,415	5.50%, 08/01/2039		1,136,763
3,450,902	4.50%, 11/01/2039		3,671,506
3,496,769	5.00%, 11/01/2039		3,839,096
1,513,180	5.00%, 12/01/2039		1,661,317
848,589	4.50%, 03/01/2040		903,897
662,549	4.50%, 09/01/2040		710,080
1,798,920	4.50%, 11/01/2040		1,916,168
1,907,689	5.00%, 01/01/2041		2,115,313
470,695	4.00%, 03/01/2041		494,049
2,146,833	4.50%, 06/01/2041		2,300,845
	Series 2011-64 , Class DB		1,463,546
1,387,339	4.00%, 07/25/2041
1,950,217	4.00%, 09/01/2041		2,056,122

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$ 1,928,929	4.50%, 09/01/2041	$	2,067,308
2,178,843	4.50%, 10/01/2041		2,335,151
2,862,876	4.00%, 11/01/2041		3,004,923
6,901,036	4.00%, 12/01/2041		7,266,550
	Series 2004-W1 , Class 1A7
967,987	5.68%, 11/25/2043		1,105,795
	Government National Mortgage Association
2,998	7.50%, 10/15/2013		3,037
9,754	9.00%, 07/15/2018		9,794
4,396	9.50%, 05/20/2022		5,183
10,184	8.00%, 11/20/2023		12,084
1,949,635	3.50%, 11/20/2026		2,091,242
1,968,836	3.50%, 01/15/2027		2,109,102
8,536	7.50%, 10/20/2028		10,165
6,696	7.50%, 12/20/2028		7,961
2,845,697	5.00%, 06/15/2033		3,151,667
862,669	5.00%, 10/20/2033		956,771
1,539,035	6.00%, 12/20/2033		1,740,506
798,027	5.00%, 02/20/2034		885,078
776,325	5.50%, 11/20/2034		867,802
414,135	5.50%, 02/20/2035		462,934
580,841	5.50%, 04/20/2035		649,283
764,432	5.00%, 12/20/2035		845,191
11,241,580	5.00%, 01/15/2039		12,429,198
455,032	5.50%, 05/20/2039		506,232
3,069,580	4.50%, 08/15/2039		3,349,107
11,180,593	4.00%, 05/20/2040		12,014,404
2,764,069	4.00%, 11/15/2040		2,974,160
5,209,198	4.00%, 12/15/2040		5,605,139
4,555,424	4.00%, 01/15/2041		4,901,673
4,702,324	4.50%, 02/20/2041		5,156,250
4,637,721	4.00%, 03/20/2041		4,989,384
1,665,837	4.00%, 05/20/2041		1,792,152
2,934,144	4.00%, 08/15/2041		3,156,245
1,173,884	GS Mortgage Securities Corp II Series 2005-GG4, Class AABA 4.68%, 07/10/2039		1,188,312
	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class A4
5,000,000	5.20%, 12/15/2044(c) Adjusted Series 2005-LDP5, Class AM		5,577,040
500,000	5.25%, 12/15/2044(c) Series 2011-C4, Class A2		540,390
1,750,000	3.34%, 07/15/2046(b) Morgan Stanley Capital I(c) Series 2004-IQ7, Class A4		1,831,338
1,250,000	5.41%, 06/15/2038 Series 2005-IQ10, Class A4A		1,336,929
4,000,000	5.23%, 09/15/2042 Series 2007-T25, Class AM		4,427,256
365,000	5.54%, 11/12/2049		392,040
687,167	Sequoia Mortgage Trust Series 2011-1, Class A1(c) 4.13%, 02/25/2041		702,866

Principal Amount			Value
Mortgage-Backed Securities — (continued)
	Vendee Mortgage Trust Series 1993-3, Class 1
$ 1,147,774	5.68%, 09/15/2023(c) Series 1996-3, Class 1Z	$	1,291,604
2,370,033	6.75%, 09/15/2026 Series 2011-2, Class V		2,752,941
1,962,469	3.75%, 02/15/2028 Series 2003-1, Class G		2,099,612
2,031,391	5.75%, 03/15/2030 Series 2002-1, Class 1A		2,106,012
1,133,326	6.00%, 10/15/2031 Series 2008-1, Class GD		1,299,429
3,932,262	5.25%, 01/15/2032		4,388,497
3,484,302	Wachovia Bank Commercial Mortgage Trust Series 2004-C10, Class A4 4.75%, 02/15/2041		3,674,664

			326,911,222

Technology — 0.07%
250,000	Fiserv Inc 3.13%, 10/01/2015		258,106

U.S. Government Agency Obligations — 0.40%
1,300,000	Federal Home Loan Bank 5.00%, 11/17/2017		1,557,494

U.S. Treasury Bonds and Notes — 8.57%
	United States Treasury Note/Bond
6,300,000	0.13%, 09/30/2013		6,284,004
500,000	2.63%, 12/31/2014		528,867
1,000,000	4.88%, 08/15/2016		1,170,547
1,000,000	1.00%, 08/31/2016		1,004,297
750,000	1.88%, 08/31/2017		777,421
500,000	2.88%, 03/31/2018		544,687
2,000,000	2.25%, 07/31/2018		2,099,062
2,000,000	1.75%, 10/31/2018		2,031,718
1,000,000	2.75%, 02/15/2019		1,077,266
500,000	3.38%, 11/15/2019		558,203
1,000,000	2.63%, 08/15/2020		1,054,297
1,600,000	2.63%, 11/15/2020		1,682,626
2,000,000	3.13%, 05/15/2021		2,176,876
4,000,000	2.13%, 08/15/2021		3,997,188
1,000,000	6.38%, 08/15/2027		1,442,656
400,000	5.38%, 02/15/2031		538,000
2,000,000	4.50%, 02/15/2036		2,441,250
3,400,000	3.75%, 08/15/2041		3,675,720

			33,084,685

Utilities — 0.23%
348,000	PNPP II Funding Corp 8.83%, 05/30/2016		405,110

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value
Utilities — (continued)
$ 425,000	Westar Energy Inc 6.00%, 07/01/2014	$	466,220

			871,330

TOTAL BONDS AND NOTES — 99.62% (Cost $368,302,814)		$	384,365,892

Principal Amount			Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.45%
$ 9,475,000	Undividend interest of 57.21% in a repurchase agreement (principal amount/value $16,560,000 with a maturity value of $16,560,276) with Cantor Fitzgerald & Co, 0.20%, dated 3/30/12, to be repurchased at $9,475,158 on 4/2/12, collateralized by various U.S. Government or Agency securities, 3.13% - 4.77%, 2/15/42 - 6/20/61, with a value of $16,891,249.	$	9,475,000

TOTAL SHORT TERM INVESTMENTS — 2.45% (Cost $9,475,000)		$	9,475,000

TOTAL INVESTMENTS — 102.07% (Cost $377,777,814)		$	393,840,892

OTHER ASSETS & LIABILITIES, NET — (2.07)%		$	(7,993,599)

TOTAL NET ASSETS — 100.00%		$	385,847,293

(a)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 30, 2012. Maturity date disclosed represents final maturity date.

(b)	Restricted security; at March 30, 2012, the aggregate cost and market value of restricted securities was $8,790,308 and $8,618,693, respectively, representing 2.23% of net assets.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.
(d)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $1,158,912 and $1,299,836, respectively, representing 0.34% of net assets.

TBA	To Be Announced.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest o f the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage Backed and Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

To Be Announced Transactions

The Portfolio may invest in securities known as to be announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $377,777,814. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,159,240 and gross depreciation of securities in which there was an excess of tax cost over value of $1,096,162 resulting in net appreciation of $16,063,078.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in the approved investment. The Portfolio had no securities on loan as of March 30, 2012.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

BONDS AND NOTES
Consumer, Cyclical — 0.38%
$ 528,000	WESCO International Inc 6.00%, 09/15/2029	$	1,273,800

Consumer, Non-cyclical — 1.41%
1,763,000	Alliance Data Systems Corp 4.75%, 05/15/2014		4,755,692

Financial — 0.41%
1,805,000	MGIC Investment Corp 5.00%, 05/01/2017		1,394,363

TOTAL BONDS AND NOTES — 2.20% (Cost $5,523,183)		$	7,423,855

Shares

COMMON STOCK
Basic Materials — 3.47%
63,940	Ashland Inc	3,904,176
2,300	Celanese Corp (a)	106,214
34,900	Freeport-McMoRan Copper & Gold Inc	1,327,596
153,490	International Paper Co	5,387,499
22,100	LyondellBasell Industries Class A	964,665

		11,690,150

Communications — 13.26%
400,650	Cisco Systems Inc	8,473,748
294,850	Comcast Corp Class A	8,701,023
780,230	Interpublic Group of Cos Inc	8,902,424
42,530	McGraw-Hill Cos Inc	2,061,429
65,800	News Corp Class A	1,295,602
30,000	Symantec Corp (a)	561,000
160,810	Time Warner Inc	6,070,578
95,730	Verizon Communications Inc	3,659,758
178,100	Vodafone Group PLC Sponsored ADR	4,928,027

		44,653,589

Consumer, Cyclical — 6.71%
24,560	Autoliv Inc (b)	1,646,748
109,600	CVS Caremark Corp	4,910,080
380,560	Ford Motor Co	4,753,195
121,600	Hasbro Inc	4,465,152
69,090	Mattel Inc	2,325,569
96,820	TRW Automotive Holdings Corp (a)	4,497,289

		22,598,033

Consumer, Non-cyclical — 18.27%
89,590	Aetna Inc	4,493,834
97,310	Avery Dennison Corp	2,931,950
177,890	Avon Products Inc	3,443,950

Shares			Value

Consumer, Non-cyclical — (continued)
83,000	Baxter International Inc	$	4,961,740
103,600	Cigna Corp		5,102,300
136,500	Coca-Cola Enterprises Inc		3,903,900
9,400	Coventry Health Care Inc		334,358
48,750	Covidien PLC		2,665,650
55,100	Dendreon Corp (a)(b)		587,091
65,240	Jarden Corp		2,624,605
23,430	Johnson & Johnson		1,545,443
64,530	Kimberly-Clark Corp		4,768,122
87,520	Lincare Holdings Inc		2,265,018
43,900	Merck & Co Inc		1,685,760
620,090	Pfizer Inc		14,051,239
49,350	Philip Morris International Inc		4,372,904
3,100	Stryker Corp		171,988
25,100	Teva Pharmaceutical Industries Ltd Sponsored ADR		1,131,006
28,200	Western Union Co		496,320

			61,537,178

Energy — 13.38%
30,220	Apache Corp		3,035,297
29,500	Exxon Mobil Corp		2,558,535
64,700	Hess Corp		3,814,065
138,100	Marathon Oil Corp		4,377,770
181,200	Marathon Petroleum Corp		7,856,832
114,190	Royal Dutch Shell PLC ADR		8,008,145
213,781	Total SA (b)(c)		10,920,540
174,500	Valero Energy Corp		4,496,865

			45,068,049

Financial — 20.48%
44,570	Aflac Inc		2,049,774
43,800	American Capital Agency Corp REIT		1,293,852
75,210	Ares Capital Corp		1,229,684
22,150	Assured Guaranty Ltd		365,918
11,500	Berkshire Hathaway Inc Class B (a)		933,225
2,000	Capital One Financial Corp		111,480
28,600	Charles Schwab Corp		410,982
376,360	Chimera Investment Corp REIT		1,065,099
12,440	Everest Re Group Ltd		1,150,949
23,570	Hartford Financial Services Group Inc		496,856
27,900	Hatteras Financial Corp REIT		778,410
185,000	JPMorgan Chase & Co		8,506,300
183,930	MetLife Inc		6,869,785
445,783	MFA Financial Inc REIT		3,329,999
43,050	PartnerRe Ltd		2,922,665
369,160	Popular Inc (a)		756,778
56,440	Prudential Financial Inc		3,577,732
222,620	State Street Corp		10,129,210
188,710	Validus Holdings Ltd		5,840,574
411,210	Wells Fargo & Co		14,038,709
143,844	XL Group PLC		3,119,976

			68,977,957

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — 6.56%
29,870	Eaton Corp	$	1,488,422
26,000	Embraer SA ADR		831,480
28,870	Energizer Holdings Inc (a)		2,141,577
10,600	Honeywell International Inc		647,130
8,460	L-3 Communications Holdings Inc		598,714
121,610	Northrop Grumman Corp		7,427,939
44,600	Thermo Fisher Scientific Inc		2,514,548
35,900	Timken Co		1,821,566
82,270	Tyco International Ltd		4,621,928

			22,093,304

Technology — 5.82%
130,300	Advanced Micro Devices Inc (a)		1,045,006
130,500	Applied Materials Inc		1,623,420
76,740	Dun & Bradstreet Corp		6,502,180
42,800	Hewlett-Packard Co		1,019,924
18,090	Lam Research Corp (a)(b)		807,176
90,710	SanDisk Corp (a)		4,498,309
509,540	Xerox Corp		4,117,083

			19,613,098

Utilities — 3.06%
401,130	AES Corp (a)		5,242,769
65,600	Ameren Corp		2,137,248
6,000	Calpine Corp (a)		103,260
164,570	NV Energy Inc		2,652,868
8,850	Pepco Holdings Inc		167,177

			10,303,322

TOTAL COMMON STOCK — 91.01% (Cost $277,505,044)		$	306,534,680

PREFERRED STOCK
Financial — 2.77%
296,020	2010 Swift Mandatory Common Exchange Security Trust (d)(e)		3,219,573
59,146	Citigroup Inc		6,106,233

			9,325,806

Technology — 0.71%
39,130	Unisys Corp		2,396,712

Utilities — 2.80%
58,762	Great Plains Energy Inc		3,595,059
109,058	PPL Corp		5,850,962

			9,446,021

TOTAL PREFERRED STOCK — 6.28% (Cost $21,621,880)		$	21,168,539

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 1,200,000	Federal Home Loan Mortgage Corp
	0.00%, 04/02/2012(f)	$	1,200,000

TOTAL SHORT TERM INVESTMENTS — 0.36% (Cost $1,200,000)		$	1,200,000

SECURITIES LENDING COLLATERAL
999,694	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $999,694 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		999,694

191,277	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $191,277 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		191,277

999,694	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $999,694 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		999,694

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 999,695	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,695 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$	999,695

TOTAL SECURITIES LENDING COLLATERAL — 0.95% (Cost $3,190,360)		$	3,190,360

TOTAL INVESTMENTS — 100.80% (Cost $309,040,467)		$	339,517,434

OTHER ASSETS & LIABILITIES, NET — (0.80)%		$	(2,685,859)

TOTAL NET ASSETS — 100.00%		$	336,831,575

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; at March 30, 2012, the aggregate cost and fair value of the securities was $3,780,373 and $3,219,573, respectively, representing 0.96% of net assets.
(e)	Illiquid security; at March 30, 2012, the aggregate cost and market value of illiquid securities was $3,780,373 and $3,219,573, respectively, representing 0.96% of net assets.
(f)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam Equity Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek capital growth and current income. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Corporate Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments: Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next day and therefore priced at par.
Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$7,423,855	$—	$7,423,855
Equity Investments:
Domestic Common Stock	259,457,328	—	—	259,457,328
Foreign Common Stock	36,156,812	10,920,540	—	47,077,352
Preferred Stock	3,595,059	17,573,480	—	21,168,539
Securities Lending Collateral	—	3,190,360	—	3,190,360
Short Term Investments	—	1,200,000	—	1,200,000

Total	$299,209,199	$40,308,235	$0	$339,517,434

Total Investments(a)	$299,209,199	$40,308,235	$0	$339,517,434

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $309,552,699. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,347,446 and gross depreciation of securities in which there was an excess of tax cost over value of $6,382,711 resulting in net appreciation of $29,964,735.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $3,096,722 and received collateral of $3,190,360 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.34%
70,615	EI du Pont de Nemours & Co	$	3,735,533
90,376	Freeport-McMoRan Copper & Gold Inc		3,437,903
49,427	Monsanto Co		3,942,298
52,130	Nucor Corp		2,238,984
41,748	Rockwood Holdings Inc (a)		2,177,158

			15,531,876

Communications — 9.15%
34,996	Amazon.com Inc (a)		7,087,040
84,042	CBS Corp Class B		2,849,864
246,980	Cisco Systems Inc		5,223,627
84,928	Crown Castle International Corp (a)		4,530,060
19,158	F5 Networks Inc (a)		2,585,564
19,130	Google Inc Class A (a)		12,266,921
63,509	Time Warner Cable Inc		5,175,983
58,784	Viacom Inc Class B		2,789,889

			42,508,948

Consumer, Cyclical — 14.55%
45,967	Autoliv Inc (b)		3,082,087
60,997	BorgWarner Inc (a)		5,144,487
4,843	Chipotle Mexican Grill Inc (a)		2,024,374
49,321	Coach Inc		3,811,527
53,307	Costco Wholesale Corp		4,840,276
77,951	CVS Caremark Corp		3,492,205
53,880	Dollar General Corp (a)		2,489,256
71,478	Harley-Davidson Inc		3,508,140
95,961	Home Depot Inc		4,827,798
32,735	JC Penney Co Inc		1,159,801
12,749	Lululemon Athletica Inc (a)		952,095
93,284	Macy’s Inc		3,706,173
117,230	Marriott International Inc Class A		4,437,155
67,269	McDonald’s Corp		6,599,089
16,139	Mohawk Industries Inc (a)		1,073,405
27,313	O’Reilly Automotive Inc (a)		2,495,043
139,647	Starbucks Corp		7,804,871
38,039	Tempur-Pedic International Inc (a)		3,211,633
14,631	Tractor Supply Co		1,324,983
56,845	Urban Outfitters Inc (a)		1,654,758

			67,639,156

Consumer, Non-cyclical — 21.31%
130,617	Abbott Laboratories		8,005,516
21,539	Alexion Pharmaceuticals Inc (a)		2,000,112
27,026	Allergan Inc/United States		2,579,091
64,880	Automatic Data Processing Inc		3,580,727
6,262	Boston Beer Co Inc Class A (a)(b)		668,719
4,460	Brown-Forman Corp Class B		371,919
18,797	Church & Dwight Co Inc		924,625
149,836	Coca-Cola Co		11,089,362
47,234	Colgate-Palmolive Co		4,618,541
15,480	Cooper Cos Inc		1,264,871
68,265	Covidien PLC		3,732,730
23,362	DENTSPLY International Inc		937,517

Shares			Value

Consumer, Non-cyclical — (continued)
23,321	Edwards Lifesciences Corp (a)	$	1,696,136
44,114	Estee Lauder Cos Inc Class A		2,732,421
97,710	Express Scripts Holding Co (a)		5,293,928
13,257	Gen-Probe Inc (a)		880,397
62,195	Gilead Sciences Inc (a)		3,038,226
51,962	Hershey Co		3,186,830
35,800	Hill-Rom Holdings Inc		1,196,078
12,050	IDEXX Laboratories Inc (a)		1,053,773
3,467	Intuitive Surgical Inc (a)		1,878,247
79,495	Johnson & Johnson		5,243,490
49,013	Kellogg Co		2,628,567
9,670	Mastercard Inc Class A		4,066,622
13,759	Mead Johnson Nutrition Co Class A		1,134,842
10,624	Medivation Inc (a)		793,825
9,818	Monster Beverage Corp (a)		609,600
119,427	PepsiCo Inc		7,923,982
14,943	Perrigo Co		1,543,761
96,889	Philip Morris International Inc		8,585,334
48,224	ResMed Inc (a)		1,490,604
29,071	Whole Foods Market Inc		2,418,707
29,319	Zimmer Holdings Inc		1,884,625

			99,053,725

Energy — 10.52%
15,406	Core Laboratories		2,026,967
44,497	Devon Energy Corp		3,164,627
34,160	EOG Resources Inc		3,795,176
180,255	Exxon Mobil Corp		15,633,516
25,811	Hornbeck Offshore Services Inc (a)		1,084,836
41,788	Noble Energy Inc		4,086,031
59,038	Occidental Petroleum Corp		5,622,189
57,163	Oceaneering International Inc		3,080,514
149,067	Schlumberger Ltd		10,424,255

			48,918,111

Financial — 3.63%
31,028	American Campus Communities Inc REIT		1,387,572
8,270	AvalonBay Communities Inc REIT		1,168,965
20,434	BlackRock Inc Class A		4,186,927
65,767	Brown & Brown Inc		1,563,939
91,388	CBRE Group Inc Class A (a)		1,824,104
12,379	Simon Property Group Inc REIT		1,803,373
145,160	Wells Fargo & Co		4,955,762

			16,890,642

Industrial — 12.14%
65,390	Agilent Technologies Inc		2,910,509
29,974	Cummins Inc		3,598,079
28,829	Danaher Corp		1,614,424
37,850	Deere & Co		3,062,065
53,307	Hexcel Corp (a)		1,279,901
107,576	Honeywell International Inc		6,567,515
91,284	Illinois Tool Works Inc		5,214,142
95,810	Jabil Circuit Inc		2,406,747

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
23,412	Kirby Corp (a)	$	1,540,275
15,882	Precision Castparts Corp		2,745,998
35,904	Rockwell Automation Inc		2,861,549
94,112	Terex Corp (a)		2,117,520
60,589	Textron Inc		1,686,192
21,814	Trimble Navigation Ltd (a)		1,187,118
31,898	Union Pacific Corp		3,428,397
75,644	United Parcel Service Inc Class B		6,105,984
97,974	United Technologies Corp		8,125,963

			56,452,378

Technology — 25.00%
60,335	Accenture PLC Class A		3,891,607
60,365	Apple Inc (a)		36,187,007
42,271	Avago Technologies Ltd		1,647,301
65,144	Broadcom Corp Class A		2,560,159
23,156	Cerner Corp (a)		1,763,561
38,415	Check Point Software Technologies Ltd (a)		2,452,414
20,659	Citrix Systems Inc (a)		1,630,202
12,696	CommVault Systems Inc (a)		630,229
84,345	Dell Inc (a)		1,400,127
295,915	EMC Corp (a)		8,841,940
34,542	Fortinet Inc (a)		955,086
45,742	International Business Machines Corp		9,544,068
72,581	Linear Technology Corp		2,445,980
192,879	Marvell Technology Group Ltd (a)		3,033,987
477,028	Microsoft Corp		15,384,153
43,596	NetApp Inc (a)		1,951,793
204,575	Oracle Corp		5,965,407
24,645	QLIK Technologies Inc (a)		788,640
139,968	QUALCOMM Inc		9,520,623
25,272	Red Hat Inc (a)		1,513,540
112,783	Xilinx Inc		4,108,685

			116,216,509

TOTAL COMMON STOCK — 99.64% (Cost $392,057,480)		$	463,211,345

EXCHANGE TRADED FUND
Funds — 0.02%
1,422	iShares Russell 1000 Growth Index Fund
			93,966

TOTAL EXCHANGE TRADED FUND — 0.02% (Cost $93,207)		$	93,966

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 2,000,000	Federal Home Loan Mortgage Corp
	0.00%, 04/02/2012 (c)	$	2,000,000

TOTAL SHORT TERM INVESTMENTS — 0.43% (Cost $2,000,000)		$	2,000,000

SECURITIES LENDING COLLATERAL
999,865	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,300,000 with a maturity value of $53,300,755) with Goldman Sachs & Co., 0.17% dated 3/30/12, to be repurchased at $999,865 on 4/2/12, collateralized by Federal National Mortgage Association, 3.38% - 5.00%, 2/1/18 - 3/1/42, with a value of $54,366,000.		999,865

416,088	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $25,744,315 with a maturity value of $25,744,701) with HSBC Securities (USA) Inc, 0.18% dated 3/30/12, to be repurchased at $416,088 on 4/2/12, collateralized by Federal National Mortgage Association, 2.50% - 7.50%, 9/1/14 - 8/1/47, with a value of $26,259,294.		416,088

999,865	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $56,255,076 with a maturity value of $56,255,779) with Merrill Lynch, Pierce, Fenner & Smith, 0.15% dated 3/30/12, to be repurchased at $999,865 on 4/2/12, collateralized by various U.S. Government Agency Securities, 0.00% - 4.50%, 3/1/22 - 3/1/42, with a value of $57,380,205.		999,865

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 999,864	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $57,000,000 with a maturity value of $57,000,713) with RBC Capital Markets Corp, 0.15% dated 3/30/12, to be repurchased at $999,864 on 4/2/12, collateralized by various U.S. Government Agency Securities, 3.50% - 5.50%, 7/1/24 - 3/1/42, with a value of $58,140,006.	$	999,864

TOTAL SECURITIES LENDING COLLATERAL — 0.73% (Cost $3,415,682)		$	3,415,682

TOTAL INVESTMENTS — 100.82% (Cost $397,566,369)		$	468,720,993

OTHER ASSETS & LIABILITIES, NET — (0.82)%		$	(3,822,743)

TOTAL NET ASSETS — 100.00%		$	464,898,250

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at March 30, 2012.
(c)	The security’s yield to maturity was less than 0.01%

REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim American Century Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Securities Lending Collateral	Matures next day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$443,983,640	$—	$—	$443,983,640
Exchange Traded Funds	93,966	—	—	93,966
Foreign Common Stock	19,227,705	—	—	19,227,705
Securities Lending Collateral	—	3,415,682	—	3,415,682
Short Term Investments	—	2,000,000	—	2,000,000

Total	$463,305,311	$5,415,682	$0	$468,720,993

Total Investments(a)	$463,305,311	$5,415,682	$0	$468,720,993

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

Exchange Traded Funds (ETF’s) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolio may receive more or less than NAV when it sells those shares.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of

International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At March 30, 2012, the U.S. Federal income tax cost basis was $400,183,030. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $73,005,758 and gross depreciation of securities in which there was an excess of tax cost over value of $4,467,795 resulting in net appreciation of $68,537,963.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 30, 2012 the Portfolio had securities on loan valued at $3,321,388 and received collateral of $3,415,682 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
294,796	Maxim Federated Bond Portfolio Initial Class(a)	$3,210,328
226,199	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,834,472
190,921	Maxim Short Duration Bond Portfolio Initial Class(a)	1,987,489
333,737	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,210,548
345,500	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,280,746

TOTAL BOND MUTUAL FUNDS — 47.54% (Cost $14,280,966)		$14,523,583

EQUITY MUTUAL FUNDS
80,489	Maxim American Century Growth Portfolio Initial Class(a)	917,574
62,844	Maxim Invesco ADR Portfolio Initial Class(a)	713,280
105,020	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	916,827
65,098	Maxim MFS International Growth Portfolio Initial Class(a)	715,427
85,632	Maxim MFS International Value Portfolio Initial Class(a)	712,462
79,009	Maxim MidCap Value Portfolio Initial Class(a)	865,143
140,377	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,530,110
96,526	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,528,976
22,281	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	409,738
64,005	Putnam Multi-Cap Value Fund A(a)	865,342

TOTAL EQUITY MUTUAL FUNDS — 30.04% (Cost $8,270,829)		$9,174,879

Account Balance

FIXED INTEREST CONTRACT
6,879,867(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	6,879,867

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $6,879,867)		$6,879,867

TOTAL INVESTMENTS — 100.10% (Cost $29,431,662)		$30,578,329

OTHER ASSETS & LIABILITIES, NET — (0.10)%		$(6,595)

TOTAL NET ASSETS — 100.00%		$30,571,734

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
398,291	Maxim Federated Bond Portfolio Initial Class(a)	$4,337,393
296,504	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,404,645
450,068	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,329,650
389,133	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,821,359

TOTAL BOND MUTUAL FUNDS — 33.05% (Cost $15,673,155)		$15,893,047

EQUITY MUTUAL FUNDS
211,350	Maxim American Century Growth Portfolio Initial Class(a)	2,409,396
155,549	Maxim Invesco ADR Portfolio Initial Class(a)	1,765,480
275,051	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,401,198
32,122	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	721,471
160,588	Maxim MFS International Growth Portfolio Initial Class(a)	1,764,857
212,519	Maxim MFS International Value Portfolio Initial Class(a)	1,768,154
139,228	Maxim MidCap Value Portfolio Initial Class(a)	1,524,547
287,110	Maxim Putnam Equity Income Portfolio Initial Class(a)	3,129,501
66,413	Maxim Small-Cap Value Portfolio Initial Class(a)	721,242
197,520	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	3,128,719
43,436	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	798,785
112,929	Putnam Multi-Cap Value Fund A(a)	1,526,803

TOTAL EQUITY MUTUAL FUNDS — 45.04% (Cost $19,594,553)		$21,660,153

Account Balance

FIXED INTEREST CONTRACT
10,581,880(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	10,581,880

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $10,581,880)		$10,581,880

TOTAL INVESTMENTS — 100.10% (Cost $45,849,588)		$48,135,080

OTHER ASSETS & LIABILITIES, NET — (0.10)%		$(9,814)

TOTAL NET ASSETS — 100.00%		$48,125,266

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
929,232	Maxim Federated Bond Portfolio Initial Class(a)	$10,119,341
534,591	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	4,335,538
1,051,226	Maxim Templeton Global Bond Portfolio Initial Class(a)	10,112,793
817,462	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	10,128,350

TOTAL BOND MUTUAL FUNDS — 24.05% (Cost $34,057,059)		$34,696,022

EQUITY MUTUAL FUNDS
760,171	Maxim American Century Growth Portfolio Initial Class(a)	8,665,952
678,259	Maxim Invesco ADR Portfolio Initial Class(a)	7,698,245
991,072	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,652,057
96,402	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,165,194
701,450	Maxim MFS International Growth Portfolio Initial Class(a)	7,708,934
925,574	Maxim MFS International Value Portfolio Initial Class(a)	7,700,773
428,414	Maxim MidCap Value Portfolio Initial Class(a)	4,691,130
1,060,446	Maxim Putnam Equity Income Portfolio Initial Class(a)	11,558,860
208,675	Maxim Small-Cap Growth Portfolio Initial Class(a)	4,323,749
199,379	Maxim Small-Cap Value Portfolio Initial Class(a)	2,165,253
729,624	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,557,254
274,842	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	5,054,340
347,332	Putnam Multi-Cap Value Fund A(a)	4,695,925

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $74,832,849)		$86,637,666

Account Balance

FIXED INTEREST CONTRACT
23,154,223(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	23,154,223

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $23,154,223)		$23,154,223

TOTAL INVESTMENTS — 100.15% (Cost $132,044,131)		$144,487,911

OTHER ASSETS & LIABILITIES, NET — (0.15)%		$(35,272)

TOTAL NET ASSETS — 100.00%		$144,452,639

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
604,470	Maxim Federated Bond Portfolio Initial Class(a)	$6,582,684
485,549	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,937,799
682,396	Maxim Templeton Global Bond Portfolio Initial Class(a)	6,564,648
531,323	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	6,583,090

TOTAL BOND MUTUAL FUNDS — 18.02% (Cost $23,056,728)		$23,668,221

EQUITY MUTUAL FUNDS
749,744	Maxim American Century Growth Portfolio Initial Class(a)	8,547,086
731,152	Maxim Invesco ADR Portfolio Initial Class(a)	8,298,573
973,141	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,495,517
145,945	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	3,277,931
755,906	Maxim MFS International Growth Portfolio Initial Class(a)	8,307,404
1,001,708	Maxim MFS International Value Portfolio Initial Class(a)	8,334,212
758,837	Maxim MidCap Value Portfolio Initial Class(a)	8,309,267
1,024,131	Maxim Putnam Equity Income Portfolio Initial Class(a)	11,163,023
188,662	Maxim Small-Cap Growth Portfolio Initial Class(a)	3,909,067
301,564	Maxim Small-Cap Value Portfolio Initial Class(a)	3,274,988
705,098	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,168,750
238,373	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,383,687
615,675	Putnam Multi-Cap Value Fund A(a)	8,323,931

TOTAL EQUITY MUTUAL FUNDS — 72.96% (Cost $78,841,675)		$95,793,436

Account Balance

FIXED INTEREST CONTRACT
11,813,306(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	11,813,306

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $11,813,306)		$11,813,306

TOTAL INVESTMENTS — 99.98% (Cost $113,711,709)		$131,274,963

OTHER ASSETS & LIABILITIES, NET — 0.02%		$(26,808)

TOTAL NET ASSETS — 100.00%		$131,248,155

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
479,257	Maxim American Century Growth Portfolio Initial Class(a)	$5,463,531
509,556	Maxim Invesco ADR Portfolio Initial Class(a)	5,783,463
623,464	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	5,442,837
114,301	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,567,189
525,408	Maxim MFS International Growth Portfolio Initial Class(a)	5,774,238
695,830	Maxim MFS International Value Portfolio Initial Class(a)	5,789,308
536,760	Maxim MidCap Value Portfolio Initial Class(a)	5,877,524
590,479	Maxim Putnam Equity Income Portfolio Initial Class(a)	6,436,218
154,451	Maxim Small-Cap Growth Portfolio Initial Class(a)	3,200,214
236,418	Maxim Small-Cap Value Portfolio Initial Class(a)	2,567,495
406,047	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	6,431,785
163,168	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,000,665
436,694	Putnam Multi-Cap Value Fund A(a)	5,904,107

TOTAL EQUITY MUTUAL FUNDS — 100.11% (Cost $53,854,700)		$64,238,574

TOTAL INVESTMENTS — 100.11% (Cost $53,854,700)		$64,238,574

OTHER ASSETS & LIABILITIES, NET — (0.11)%		$(13,729)

TOTAL NET ASSETS — 100.00%		$64,224,845

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile I, Maxim Moderately Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Aggressive Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Conservative Profile I Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$14,523,583	$—	$—	$14,523,583
Equity Mutual Funds	9,174,879	—	—	9,174,879
Fixed Interest Contract	—	—	6,879,867	6,879,867

Total	$23,698,462	$0	$6,879,867	$30,578,329

Total Investments	$23,698,462	$0	$6,879,867	$30,578,329

Maxim Moderately Conservative Profile I Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$15,893,047	$—	$—	$15,893,047
Equity Mutual Funds	21,660,153	—	—	21,660,153
Fixed Interest Contract	—	—	10,581,880	10,581,880

Total	$37,553,200	$0	$10,581,880	$48,135,080

Total Investments	$37,553,200	$0	$10,581,880	$48,135,080

Maxim Moderate Profile I Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$34,696,022	$—	$—	$34,696,022
Equity Mutual Funds	86,637,666	—	—	86,637,666
Fixed Interest Contract	—	—	23,154,223	23,154,223

Total	$121,333,688	$0	$23,154,223	$144,487,911

Total Investments	$121,333,688	$0	$23,154,223	$144,487,911

Maxim Moderately Aggressive Profile I Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,668,221	$—	$—	$23,668,221
Equity Mutual Funds	95,793,436	—	—	95,793,436
Fixed Interest Contract	—	—	11,813,306	11,813,306

Total	$119,461,657	$0	$11,813,306	$131,274,963

Total Investments	$119,461,657	$0	$11,813,306	$131,274,963

Maxim Aggressive Profile I Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$64,238,574	$—	$—	$64,238,574

Total	$64,238,574	$0	$0	$64,238,574

Total Investments	$64,238,574	$0	$0	$64,238,574

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012:

Description	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio
Beginning Balance, January 1, 2012	$7,200,794	$10,697,085	$28,387,214	$11,892,473
Total realized gains (loss)	-	-	-	-
Total unrealized gains (loss)	-	-	-	-
Total interest received	29,449	43,862	114,701	48,679
Purchases	360,384	578,975	1,291,965	652,131
Sales	(710,760)	(738,042)	(6,639,657)	(779,977)
Settlements	-	-	-	-
Amortization	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending Balance, March 31, 2012	$6,879,867	$10,581,880	$23,154,223	$11,813,306

As of March 30, 2012, the following represents the significant unobservable inputs used during the valuation of the GWL&A contract:

GWL&A Contract	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio

Market Value	$6,879,867	$10,581,880	$23,154,223	$11,813,306
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3	Aa3

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 30, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	6,879,867	$7,200,794	$360,384	$710,760	$—	$29,449	$6,879,867
Maxim American Century Growth Portfolio Initial Class	80,489	955,268	15,881	183,307	10,431	—	917,574
Maxim Federated Bond Portfolio Initial Class	294,796	3,371,751	197,428	355,433	40,047	18,423	3,210,328
Maxim Invesco ADR Portfolio Initial Class	62,844	751,048	41,570	152,330	(15,322)	—	713,280
Maxim Janus Large Cap Growth Portfolio Initial Class	105,020	977,668	28,423	331,117	(82,737)	—	916,827
Maxim MFS International Growth Portfolio Initial Class	65,098	751,960	26,284	156,331	6,401	—	715,427
Maxim MFS International Value Portfolio Initial Class	85,632	749,779	21,775	113,535	9,463	—	712,462
Maxim MidCap Value Portfolio Initial Class	79,009	900,462	32,576	112,163	58,465	—	865,143
Maxim Putnam Equity Income Portfolio Initial Class	140,377	1,593,451	48,473	281,534	12,902	—	1,530,110
Maxim Putnam High Yield Bond Portfolio Initial Class	226,199	1,927,275	46,276	225,872	13,781	—	1,834,472
Maxim Short Duration Bond Portfolio Initial Class	190,921	2,082,424	106,500	208,767	12,322	6,195	1,987,489
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	96,526	1,595,379	52,860	239,549	50,831	—	1,528,976
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	22,281	430,490	9,630	78,252	5,195	—	409,738
Maxim Templeton Global Bond Portfolio Initial Class	333,737	3,363,870	125,570	460,480	24,257	—	3,210,548
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	345,500	4,491,031	291,601	488,264	3,027	28,630	4,280,746
Putnam Multi-Cap Value Fund A	64,005	899,806	31,739	140,210	51,250	—	865,342

					$200,313	$82,697	$30,578,329

Maxim Moderately Conservative Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	10,581,880	$10,697,085	$578,975	$738,042	$—	$43,862	$10,581,880
Maxim American Century Growth Portfolio Initial Class	211,350	2,435,482	32,170	396,852	18,094	—	2,409,396
Maxim Federated Bond Portfolio Initial Class	398,291	4,386,701	297,587	371,476	24,298	23,672	4,337,393
Maxim Invesco ADR Portfolio Initial Class	155,549	1,794,892	85,417	205,342	49,124	—	1,765,480
Maxim Janus Large Cap Growth Portfolio Initial Class	275,051	2,482,130	47,903	702,352	(169,305)	—	2,401,198
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	32,122	728,204	28,689	87,770	32,947	192	721,471
Maxim MFS International Growth Portfolio Initial Class	160,588	1,800,934	49,093	239,204	85,772	—	1,764,857
Maxim MFS International Value Portfolio Initial Class	212,519	1,796,670	38,431	129,399	90,837	—	1,768,154
Maxim MidCap Value Portfolio Initial Class	139,228	1,545,891	39,951	151,523	85,371	—	1,524,547
Maxim Putnam Equity Income Portfolio Initial Class	287,110	3,175,341	86,422	476,923	18,492	—	3,129,501
Maxim Putnam High Yield Bond Portfolio Initial Class	296,504	2,438,538	72,264	213,085	21,301	—	2,404,645
Maxim Small-Cap Value Portfolio Initial Class	66,413	728,084	35,873	99,765	29,738	—	721,242
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	197,520	3,170,287	79,242	389,394	70,872	—	3,128,719
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	43,436	812,466	19,846	107,103	26,845	—	798,785
Maxim Templeton Global Bond Portfolio Initial Class	450,068	4,372,281	138,640	429,749	21,349	—	4,329,650
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	389,133	4,871,478	350,824	386,659	3,511	30,662	4,821,359
Putnam Multi-Cap Value Fund A	112,929	1,539,202	45,482	196,276	75,965	—	1,526,803

					$485,211	$98,388	$48,135,080

Maxim Moderate Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	23,154,223	$28,387,214	$1,291,965	$6,639,657	$—	$114,701	$23,154,223
Maxim American Century Growth Portfolio Initial Class	760,171	10,684,489	39,684	3,344,913	269,100	—	8,665,952
Maxim Federated Bond Portfolio Initial Class	929,232	12,456,352	739,714	2,928,123	285,855	67,771	10,119,341
Maxim Invesco ADR Portfolio Initial Class	678,259	9,534,905	260,118	2,183,405	643,190	—	7,698,245
Maxim Janus Large Cap Growth Portfolio Initial Class	991,072	10,708,842	130,435	5,219,352	(1,259,231)	—	8,652,057
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	96,402	2,666,965	43,898	530,756	325,283	703	2,165,194
Maxim MFS International Growth Portfolio Initial Class	701,450	9,580,247	95,833	2,031,440	1,201,865	—	7,708,934
Maxim MFS International Value Portfolio Initial Class	925,574	9,582,646	93,757	1,747,094	1,036,406	—	7,700,773
Maxim MidCap Value Portfolio Initial Class	428,414	5,821,244	75,823	883,205	980,633	—	4,691,130
Maxim Putnam Equity Income Portfolio Initial Class	1,060,446	14,355,224	121,048	4,278,171	263,825	—	11,558,860
Maxim Putnam High Yield Bond Portfolio Initial Class	534,591	5,359,138	114,184	1,208,465	208,321	—	4,335,538
Maxim Small-Cap Growth Portfolio Initial Class	208,675	5,300,000	121,522	1,411,481	291,042	—	4,323,749
Maxim Small-Cap Value Portfolio Initial Class	199,379	2,659,459	55,384	620,403	244,105	—	2,165,253
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	729,624	14,327,946	111,568	3,027,015	1,377,234	—	11,557,254
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	274,842	6,235,511	54,839	1,016,612	988,601	—	5,054,340
Maxim Templeton Global Bond Portfolio Initial Class	1,051,226	12,408,607	299,919	2,992,450	362,760	—	10,112,793
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	817,462	12,449,050	786,845	3,027,888	51,169	78,976	10,128,350
Putnam Multi-Cap Value Fund A	347,332	5,782,370	60,188	883,091	1,061,308	—	4,695,925

					$8,331,466	$262,151	$144,487,911

Maxim Moderately Aggressive Profile I Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	11,813,306	$11,892,473	$652,131	$779,977	$—	$48,679	$11,813,306
Maxim American Century Growth Portfolio Initial Class	749,744	8,627,831	17,620	1,307,447	46,844	—	8,547,086
Maxim Federated Bond Portfolio Initial Class	604,470	6,629,346	459,135	534,713	43,756	35,999	6,582,684
Maxim Invesco ADR Portfolio Initial Class	731,152	8,441,842	265,000	782,784	270,323	—	8,298,573
Maxim Janus Large Cap Growth Portfolio Initial Class	973,141	8,689,928	26,083	2,278,758	(637,561)	—	8,495,517
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	145,945	3,303,080	33,846	221,788	220,702	870	3,277,931
Maxim MFS International Growth Portfolio Initial Class	755,906	8,480,499	69,683	918,255	440,923	—	8,307,404
Maxim MFS International Value Portfolio Initial Class	1,001,708	8,481,489	83,936	660,837	286,140	—	8,334,212
Maxim MidCap Value Portfolio Initial Class	758,837	8,410,039	51,320	526,407	573,455	—	8,309,267
Maxim Putnam Equity Income Portfolio Initial Class	1,024,131	11,310,856	74,078	1,464,769	42,283	—	11,163,023
Maxim Putnam High Yield Bond Portfolio Initial Class	485,549	3,986,457	124,784	337,965	43,654	—	3,937,799
Maxim Small-Cap Growth Portfolio Initial Class	188,662	3,950,330	98,218	338,398	244,399	—	3,909,067
Maxim Small-Cap Value Portfolio Initial Class	301,564	3,299,282	54,811	259,149	209,359	—	3,274,988
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	705,098	11,304,225	68,969	946,124	460,879	—	11,168,750
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	238,373	4,439,151	44,748	362,050	284,535	—	4,383,687
Maxim Templeton Global Bond Portfolio Initial Class	682,396	6,596,656	208,139	581,643	62,669	—	6,564,648
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	531,323	6,624,695	491,867	510,843	7,607	41,959	6,583,090
Putnam Multi-Cap Value Fund A	615,675	8,372,336	69,838	554,270	721,803	—	8,323,931

					$3,321,770	$127,507	$131,274,963

Maxim Aggressive Profile I Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	479,257	$5,507,713	$82,111	$894,820	$55,014	$—	$5,463,531
Maxim Invesco ADR Portfolio Initial Class	509,556	5,852,054	238,793	666,008	96,310	—	5,783,463
Maxim Janus Large Cap Growth Portfolio Initial Class	623,464	5,547,827	78,014	1,536,260	(421,713)	—	5,442,837
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	114,301	2,586,426	61,463	207,278	180,652	681	2,567,189
Maxim MFS International Growth Portfolio Initial Class	525,408	5,871,066	99,554	724,582	266,310	—	5,774,238
Maxim MFS International Value Portfolio Initial Class	695,830	5,885,200	147,980	476,792	280,455	—	5,789,308
Maxim MidCap Value Portfolio Initial Class	536,760	5,945,546	102,344	812,118	45,963	—	5,877,524
Maxim Putnam Equity Income Portfolio Initial Class	590,479	6,497,237	114,998	889,024	41,726	—	6,436,218
Maxim Small-Cap Growth Portfolio Initial Class	154,451	3,223,847	112,618	274,632	230,953	—	3,200,214
Maxim Small-Cap Value Portfolio Initial Class	236,418	2,585,955	82,479	261,224	151,046	—	2,567,495
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	406,047	6,492,814	131,829	505,494	395,109	—	6,431,785
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	163,168	3,029,264	66,074	274,778	201,384	—	3,000,665
Putnam Multi-Cap Value Fund A	436,694	5,933,787	106,638	443,743	532,723	—	5,904,107

					$2,055,932	$681	$64,238,574

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 30, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Maxim Conservative Profile I Portfolio	$29,549,138	$1,306,109	$(276,918)	$1,029,191
Maxim Moderately Conservative Profile I Portfolio	46,017,652	2,769,366	(651,938)	2,117,428
Maxim Moderate Profile I Portfolio	132,952,305	13,758,339	(2,222,733)	11,535,606
Maxim Moderately Aggressive Profile I Portfolio	113,943,268	19,646,947	(2,315,252)	17,331,695
Maxim Aggressive Profile I Portfolio	54,417,275	11,471,496	(1,650,197)	9,821,299

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,098,425	Maxim Federated Bond Portfolio Initial Class(a)	$33,741,846
2,377,442	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	19,281,055
2,006,514	Maxim Short Duration Bond Portfolio Initial Class(a)	20,887,810
3,507,468	Maxim Templeton Global Bond Portfolio Initial Class(a)	33,741,846
3,631,084	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	44,989,128

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $149,324,186)		$152,641,685

EQUITY MUTUAL FUNDS
845,660	Maxim American Century Growth Portfolio Initial Class(a)	9,640,528
659,690	Maxim Invesco ADR Portfolio Initial Class(a)	7,487,476
1,104,299	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	9,640,528
684,223	Maxim MFS International Growth Portfolio Initial Class(a)	7,519,611
899,937	Maxim MFS International Value Portfolio Initial Class(a)	7,487,476
830,523	Maxim MidCap Value Portfolio Initial Class(a)	9,094,231
1,474,087	Maxim Putnam Equity Income Portfolio Initial Class(a)	16,067,546
1,014,365	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	16,067,546
234,155	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,306,102
672,650	Putnam Multi-Cap Value Fund A(a)	9,094,231

TOTAL EQUITY MUTUAL FUNDS — 30.00% (Cost $86,799,112)		$96,405,275

Account Balance

FIXED INTEREST CONTRACT
72,303,957(b)	Great-West Life & Annuity Contract,(a) 1.70%(c)	72,303,957

TOTAL FIXED INTEREST CONTRACT — 22.50% (Cost $72,303,957)		$72,303,957

TOTAL INVESTMENTS — 100.01% (Cost $308,427,255)		$321,350,917

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(27,051)

TOTAL NET ASSETS — 100.00%		$321,323,866

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
576,225	Maxim Federated Bond Portfolio Initial Class(a)	$6,275,092
430,352	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,490,151
653,594	Maxim Templeton Global Bond Portfolio Initial Class(a)	6,287,572
562,771	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	6,972,739

TOTAL BOND MUTUAL FUNDS — 33.00% (Cost $22,850,798)		$23,025,554

EQUITY MUTUAL FUNDS
306,582	Maxim American Century Growth Portfolio Initial Class(a)	3,495,039
225,616	Maxim Invesco ADR Portfolio Initial Class(a)	2,560,744
398,403	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	3,478,055
46,558	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,045,704
233,239	Maxim MFS International Growth Portfolio Initial Class(a)	2,563,298
307,531	Maxim MFS International Value Portfolio Initial Class(a)	2,558,657
202,094	Maxim MidCap Value Portfolio Initial Class(a)	2,212,931
416,976	Maxim Putnam Equity Income Portfolio Initial Class(a)	4,545,043
96,041	Maxim Small-Cap Value Portfolio Initial Class(a)	1,043,001
286,879	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	4,544,157
63,031	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	1,159,144
163,776	Putnam Multi-Cap Value Fund A(a)	2,214,247

TOTAL EQUITY MUTUAL FUNDS — 45.02% (Cost $28,966,935)		$31,420,020

Account Balance

FIXED INTEREST CONTRACT
15,347,057(b)	Great-West Life & Annuity Contract,(a) 1.70%(c)	15,347,057

TOTAL FIXED INTEREST CONTRACT — 21.99% (Cost $15,347,057)		$15,347,057

TOTAL INVESTMENTS — 100.01% (Cost $67,164,790)		$69,792,631

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(5,857)

TOTAL NET ASSETS — 100.00%		$69,786,774

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
6,069,274	Maxim Federated Bond Portfolio Initial Class(a)	$66,094,396
3,491,022	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	28,312,188
6,861,400	Maxim Templeton Global Bond Portfolio Initial Class(a)	66,006,672
5,334,170	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	66,090,360

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $219,862,841)		$226,503,616

EQUITY MUTUAL FUNDS
4,970,265	Maxim American Century Growth Portfolio Initial Class(a)	56,661,028
4,419,449	Maxim Invesco ADR Portfolio Initial Class(a)	50,160,744
6,463,109	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	56,422,947
630,446	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	14,159,810
4,586,316	Maxim MFS International Growth Portfolio Initial Class(a)	50,403,612
6,051,673	Maxim MFS International Value Portfolio Initial Class(a)	50,349,916
2,801,092	Maxim MidCap Value Portfolio Initial Class(a)	30,671,954
6,926,701	Maxim Putnam Equity Income Portfolio Initial Class(a)	75,501,038
1,365,497	Maxim Small-Cap Growth Portfolio Initial Class(a)	28,293,095
1,303,627	Maxim Small-Cap Value Portfolio Initial Class(a)	14,157,396
4,767,369	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	75,515,127
1,796,424	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	33,036,236
2,269,276	Putnam Multi-Cap Value Fund A(a)	30,680,614

TOTAL EQUITY MUTUAL FUNDS — 59.99% (Cost $478,660,697)		$566,013,517

Account Balance

FIXED INTEREST CONTRACT
151,008,966(b)	Great-West Life & Annuity Contract,(a) 1.70%(c)	151,008,966

TOTAL FIXED INTEREST CONTRACT — 16.01% (Cost $151,008,966)		$151,008,966

TOTAL INVESTMENTS — 100.01% (Cost $849,532,504)		$943,526,099

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(77,775)

TOTAL NET ASSETS — 100.00%		$943,448,324

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
940,491	Maxim Federated Bond Portfolio Initial Class(a)	$10,241,949
757,725	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	6,145,149
1,064,646	Maxim Templeton Global Bond Portfolio Initial Class(a)	10,241,895
826,630	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	10,241,945

TOTAL BOND MUTUAL FUNDS — 18.00% (Cost $36,550,397)		$36,870,938

EQUITY MUTUAL FUNDS
1,167,924	Maxim American Century Growth Portfolio Initial Class(a)	13,314,338
1,142,380	Maxim Invesco ADR Portfolio Initial Class(a)	12,966,013
1,525,107	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	13,314,182
227,998	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	5,120,845
1,181,658	Maxim MFS International Growth Portfolio Initial Class(a)	12,986,424
1,558,431	Maxim MFS International Value Portfolio Initial Class(a)	12,966,149
1,184,116	Maxim MidCap Value Portfolio Initial Class(a)	12,966,068
1,597,339	Maxim Putnam Equity Income Portfolio Initial Class(a)	17,410,991
296,569	Maxim Small-Cap Growth Portfolio Initial Class(a)	6,144,912
471,532	Maxim Small-Cap Value Portfolio Initial Class(a)	5,120,837
1,099,181	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	17,411,032
372,022	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	6,841,476
959,034	Putnam Multi-Cap Value Fund A(a)	12,966,140

TOTAL EQUITY MUTUAL FUNDS — 73.01% (Cost $135,024,077)		$149,529,407

Account Balance

FIXED INTEREST CONTRACT
18,435,452(b)	Great-West Life & Annuity Contract,(a) 1.70%(c)	18,435,452

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $18,435,452)		$18,435,452

TOTAL INVESTMENTS — 100.01% (Cost $190,009,926)		$204,835,797

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(16,845)

TOTAL NET ASSETS — 100.00%		$204,818,952

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
4,243,892	Maxim American Century Growth Portfolio Initial Class(a)	$48,380,370
4,506,145	Maxim Invesco ADR Portfolio Initial Class(a)	51,144,748
5,517,812	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	48,170,502
1,013,615	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	22,765,786
4,659,646	Maxim MFS International Growth Portfolio Initial Class(a)	51,209,513
6,161,605	Maxim MFS International Value Portfolio Initial Class(a)	51,264,552
4,758,983	Maxim MidCap Value Portfolio Initial Class(a)	52,110,859
5,219,134	Maxim Putnam Equity Income Portfolio Initial Class(a)	56,888,557
1,370,217	Maxim Small-Cap Growth Portfolio Initial Class(a)	28,390,903
2,096,017	Maxim Small-Cap Value Portfolio Initial Class(a)	22,762,744
3,591,966	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	56,896,742
1,444,484	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	26,564,051
3,859,647	Putnam Multi-Cap Value Fund A(a)	52,182,432

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $482,606,458)		$568,731,759

TOTAL INVESTMENTS — 100.01% (Cost $482,606,458)		$568,731,759

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(46,369)

TOTAL NET ASSETS — 100.00%		$568,685,390

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile II, Maxim Moderately Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Aggressive Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following tables. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Conservative Profile II Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$152,641,685	$—	$—	$152,641,685
Equity Mutual Funds	96,405,275	—	—	96,405,275
Fixed Interest Contract	—	—	72,303,957	72,303,957

Total Investments	$249,046,960	$0	$72,303,957	$321,350,917

Maxim Moderately Conservative Profile II Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$23,025,554	$—	$—	$23,025,554
Equity Mutual Funds	31,420,020	—	—	31,420,020
Fixed Interest Contract	—	—	15,347,057	15,347,057

Total Investments	$54,445,574	$0	$15,347,057	$69,792,631

Maxim Moderate Profile II Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$226,503,616	$—	$—	$226,503,616
Equity Mutual Funds	566,013,517	—	—	566,013,517
Fixed Interest Contract	—	—	151,008,966	151,008,966

Total Investments	$792,517,133	$0	$151,008,966	$943,526,099

Maxim Moderately Aggressive Profile II Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$36,870,938	$—	$—	$36,870,938
Equity Mutual Funds	149,529,407	—	—	149,529,407
Fixed Interest Contract	—	—	18,435,452	18,435,452

Total Investments	$186,400,345	$0	$18,435,452	$204,835,797

Maxim Aggressive Profile II Portfolio	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$568,731,759	$—	$—	$568,731,759

Total Investments	$568,731,759	$0	$0	$568,731,759

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012:

Description	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio
Beginning Balance, January 1, 2012	$66,826,421	$13,866,511	$137,891,791	$16,660,276
Total realized gains (or losses)	-	-	-	-
Total unrealized gains (or losses)	-	-	-	-
Total interest received	288,298	61,568	603,425	73,765
Purchases	5,988,579	1,726,152	14,242,600	2,035,759
Sales	(799,341)	(307,174)	(1,728,850)	(334,348)
Settlements	-	-	-	-
Amortization	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending Balance, March 30, 2012	$72,303,957	$15,347,057	$151,008,966	$18,435,452

As of March 30, 2012, the following represents the significant unobservable inputs used during the valuation of the GWL&A Contract:

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio

Market Value	$72,303,957	$15,347,057	$151,008,966	$18,435,452
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3	Aa3

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolios’ underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 30, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	72,303,957	$66,826,421	$5,988,579	$799,341	$—	$288,298	$72,303,957
Maxim American Century Growth Portfolio Initial Class	845,660	8,928,160	241,695	849,379	46,102	—	9,640,528
Maxim Federated Bond Portfolio Initial Class	3,098,425	31,257,001	2,884,224	679,211	68,631	185,591	33,741,846
Maxim Invesco ADR Portfolio Initial Class	659,690	6,945,170	484,354	513,090	(14,565)	—	7,487,476
Maxim Janus Large Cap Growth Portfolio Initial Class	1,104,299	8,948,474	298,244	1,484,481	(343,631)	—	9,640,528
Maxim MFS International Growth Portfolio Initial Class	684,223	6,976,534	319,087	721,351	28,884	—	7,519,611
Maxim MFS International Value Portfolio Initial Class	899,937	6,949,707	272,008	262,876	99,619	—	7,487,476
Maxim MidCap Value Portfolio Initial Class	830,523	8,434,478	345,736	390,862	292,714	—	9,094,231
Maxim Putnam Equity Income Portfolio Initial Class	1,474,087	14,907,474	661,659	1,219,266	49,824	—	16,067,546
Maxim Putnam High Yield Bond Portfolio Initial Class	2,377,442	17,878,033	963,771	462,105	72,038	—	19,281,055
Maxim Short Duration Bond Portfolio Initial Class	2,006,514	19,314,848	1,659,998	257,991	18,621	62,352	20,887,810
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,014,365	14,902,366	632,489	806,921	317,331	—	16,067,546
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	234,155	3,990,845	138,458	325,742	11,148	—	4,306,102
Maxim Templeton Global Bond Portfolio Initial Class	3,507,468	31,184,030	1,804,356	1,107,802	112,725	—	33,741,846
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	3,631,084	41,668,037	4,167,660	721,196	10,287	288,368	44,989,128
Putnam Multi-Cap Value Fund A	672,650	8,422,916	429,491	656,063	322,322	—	9,094,231

					$1,092,050	$824,609	$321,350,917

Maxim Moderately Conservative Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	15,347,057	$13,866,511	$1,726,153	$307,174	$—	$61,568	$15,347,057
Maxim American Century Growth Portfolio Initial Class	306,582	3,153,237	104,019	242,042	14,710	—	3,495,039
Maxim Federated Bond Portfolio Initial Class	576,225	5,684,338	684,841	150,672	7,636	34,612	6,275,092
Maxim Invesco ADR Portfolio Initial Class	225,616	2,327,432	238,534	204,444	(7,000)	—	2,560,744
Maxim Janus Large Cap Growth Portfolio Initial Class	398,403	3,158,597	101,425	432,630	(95,685)	—	3,478,055
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	46,558	944,770	60,328	62,347	14,376	—	1,045,704
Maxim MFS International Growth Portfolio Initial Class	233,239	2,330,456	184,448	267,684	19,146	—	2,563,298
Maxim MFS International Value Portfolio Initial Class	307,531	2,327,817	201,417	163,769	24,536	—	2,558,657
Maxim MidCap Value Portfolio Initial Class	202,094	2,015,046	94,708	113,165	26,281	—	2,212,931
Maxim Putnam Equity Income Portfolio Initial Class	416,976	4,139,493	207,159	288,335	10,663	—	4,545,043
Maxim Putnam High Yield Bond Portfolio Initial Class	430,352	3,161,507	263,569	107,570	3,766	—	3,490,151
Maxim Small-Cap Value Portfolio Initial Class	96,041	943,073	58,153	69,640	7,272	—	1,043,001
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	286,879	4,129,772	232,028	270,484	13,495	—	4,544,157
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	63,031	1,047,495	37,831	57,766	6,341	—	1,159,144
Maxim Templeton Global Bond Portfolio Initial Class	653,594	5,670,306	397,417	143,763	1,965	—	6,287,572
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	562,771	6,312,446	834,376	153,950	1,303	44,816	6,972,739
Putnam Multi-Cap Value Fund A	163,776	1,998,957	112,039	165,981	26,539	—	2,214,247

					$75,344	$140,996	$69,792,631

Maxim Moderate Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	151,008,966	$137,891,791	$14,242,601	$1,728,850	$—	$603,425	$151,008,966
Maxim American Century Growth Portfolio Initial Class	4,970,265	51,809,971	405,138	3,373,800	224,304	—	56,661,028
Maxim Federated Bond Portfolio Initial Class	6,069,274	60,512,727	6,455,630	1,347,913	217,162	363,030	66,094,396
Maxim Invesco ADR Portfolio Initial Class	4,419,449	46,160,589	1,777,755	1,818,522	(318,108)	—	50,160,744
Maxim Janus Large Cap Growth Portfolio Initial Class	6,463,109	51,891,226	655,260	6,509,863	(1,318,742)	—	56,422,947
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	630,446	12,954,023	208,855	357,631	229,490	—	14,159,810
Maxim MFS International Growth Portfolio Initial Class	4,586,316	46,267,090	601,412	2,260,162	729,108	—	50,403,612
Maxim MFS International Value Portfolio Initial Class	6,051,673	46,205,660	1,276,567	802,517	552,552	—	50,349,916
Maxim MidCap Value Portfolio Initial Class	2,801,092	28,184,083	389,589	592,742	679,059	—	30,671,954
Maxim Putnam Equity Income Portfolio Initial Class	6,926,701	69,419,534	1,173,822	3,264,051	149,051	—	75,501,038
Maxim Putnam High Yield Bond Portfolio Initial Class	3,491,022	25,960,213	1,510,976	498,829	94,333	—	28,312,188
Maxim Small-Cap Growth Portfolio Initial Class	1,365,497	25,716,258	555,981	867,580	149,059	—	28,293,095
Maxim Small-Cap Value Portfolio Initial Class	1,303,627	12,910,601	261,451	480,534	139,376	—	14,157,396
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	4,767,369	69,366,433	1,375,989	1,993,077	1,027,738	—	75,515,127
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,796,424	30,259,245	240,688	684,212	725,542	—	33,036,236
Maxim Templeton Global Bond Portfolio Initial Class	6,861,400	60,325,882	2,908,921	913,305	183,222	—	66,006,672
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	5,334,170	60,470,110	6,949,190	1,141,416	21,422	423,050	66,090,360
Putnam Multi-Cap Value Fund A	2,269,276	28,101,828	520,740	868,847	1,182,341	—	30,680,614

					$4,666,909	$1,389,505	$943,526,099

Maxim Moderately Aggressive Profile II Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	18,435,452	$16,660,276	$2,035,759	$334,348	$—	$73,765	$18,435,452
Maxim American Century Growth Portfolio Initial Class	1,167,924	12,059,970	120,927	704,488	38,745	—	13,314,338
Maxim Federated Bond Portfolio Initial Class	940,491	9,274,840	1,124,567	253,316	9,729	56,572	10,241,949
Maxim Invesco ADR Portfolio Initial Class	1,142,380	11,781,863	1,040,600	841,587	(26,368)	—	12,966,013
Maxim Janus Large Cap Growth Portfolio Initial Class	1,525,107	12,125,804	231,492	1,485,092	(337,788)	—	13,314,182
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	227,998	4,629,979	160,742	171,965	66,475	—	5,120,845
Maxim MFS International Growth Portfolio Initial Class	1,181,658	11,839,030	570,120	992,891	109,576	—	12,986,424
Maxim MFS International Value Portfolio Initial Class	1,558,431	11,841,185	713,142	594,023	88,437	—	12,966,149
Maxim MidCap Value Portfolio Initial Class	1,184,116	11,783,913	299,777	388,571	139,646	—	12,966,068
Maxim Putnam Equity Income Portfolio Initial Class	1,597,339	15,852,006	511,982	823,218	27,184	—	17,410,991
Maxim Putnam High Yield Bond Portfolio Initial Class	757,725	5,575,114	441,551	179,804	1,282	—	6,145,149
Maxim Small-Cap Growth Portfolio Initial Class	296,569	5,540,323	225,102	191,525	82,386	—	6,144,912
Maxim Small-Cap Value Portfolio Initial Class	471,532	4,624,685	199,207	215,976	62,647	—	5,120,837
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,099,181	15,822,344	590,365	636,152	145,615	—	17,411,032
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	372,022	6,198,649	104,177	220,401	49,747	—	6,841,476
Maxim Templeton Global Bond Portfolio Initial Class	1,064,646	9,251,028	636,605	226,253	13,109	—	10,241,895
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	826,630	9,270,512	1,225,581	227,711	(229)	65,940	10,241,945
Putnam Multi-Cap Value Fund A	959,034	11,731,936	366,182	628,742	223,134	—	12,966,140

					$693,327	$196,277	$204,835,797

Maxim Aggressive Profile II Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	4,243,892	$43,414,114	$381,357	$2,065,470	$125,485	$—	$48,380,370
Maxim Invesco ADR Portfolio Initial Class	4,506,145	46,119,244	2,412,781	1,587,429	(488,270)	—	51,144,748
Maxim Janus Large Cap Growth Portfolio Initial Class	5,517,812	43,522,676	679,515	4,695,285	(1,038,829)	—	48,170,502
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	1,013,615	20,422,425	485,508	557,680	91,229	—	22,765,786
Maxim MFS International Growth Portfolio Initial Class	4,659,646	46,133,748	543,476	2,458,409	(465,676)	—	51,209,513
Maxim MFS International Value Portfolio Initial Class	6,161,605	46,160,525	2,573,294	1,344,995	372,845	—	51,264,552
Maxim MidCap Value Portfolio Initial Class	4,758,983	46,976,946	518,124	980,961	45,310	—	52,110,859
Maxim Putnam Equity Income Portfolio Initial Class	5,219,134	51,307,676	807,093	1,355,217	39,242	—	56,888,557
Maxim Small-Cap Growth Portfolio Initial Class	1,370,217	25,326,237	875,461	760,259	49,782	—	28,390,903
Maxim Small-Cap Value Portfolio Initial Class	2,096,017	20,374,959	511,520	379,395	280,883	—	22,762,744
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	3,591,966	51,285,012	1,072,052	1,491,277	(248,882)	—	56,896,742
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,444,484	23,892,876	367,839	402,183	419,599	—	26,564,051
Putnam Multi-Cap Value Fund A	3,859,647	46,926,211	474,895	2,056,409	40,469	—	52,182,432

					$(776,813)	$0	$568,731,759

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 30, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Maxim Conservative Profile II Portfolio	$309,169,499	$15,081,900	$(2,900,482)	$12,181,418
Maxim Moderately Conservative Profile II Portfolio	67,314,467	3,538,925	(1,060,761)	2,478,164
Maxim Moderate Profile II Portfolio	857,545,992	104,112,120	(18,132,013)	85,980,107
Maxim Moderately Aggressive Profile II Portfolio	190,625,007	18,233,312	(4,022,522)	14,210,790
Maxim Aggressive Profile II Portfolio	501,202,772	97,490,388	(29,961,401)	67,528,987

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,341,484	American Century Inflation Adjusted Bond A	$17,238,070
1,509,792	Maxim Bond Index Portfolio Initial Class(a)	20,774,731
1,909,803	Maxim Federated Bond Portfolio Initial Class(a)	20,797,758
648,385	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,258,405
379,036	Maxim Short Duration Bond Portfolio Initial Class(a)	3,945,769
528,766	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,086,728
522,896	Metropolitan West High Yield Bond Fund	5,286,479
806,515	Oppenheimer International Bond Fund A	5,105,238

TOTAL BOND MUTUAL FUNDS — 56.68% (Cost $82,666,946)		$83,493,178

EQUITY MUTUAL FUNDS
26,175	Allianz NFJ Small Cap Value Fund A	778,183
100,830	Cohen & Steers International Realty Fund Inc	1,007,295
36,525	Goldman Sachs Mid Cap Value Fund A	1,372,961
21,528	Harbor International Fund Investor	1,279,385
34,829	Invesco Developing Markets Fund	1,123,218
95,538	Invesco Global Real Estate Fund	1,018,437
37,214	Invesco International Growth Fund I	1,049,069
37,462	Invesco Van Kampen Small Cap Growth Fund A	411,333
61,764	Janus Perkins Mid Cap Value Fund S	1,368,699
238,088	Maxim American Century Growth Portfolio Initial Class(a)	2,714,205
243,959	Maxim Index 600 Portfolio Initial Class(a)	2,381,038
501,166	Maxim International Index Portfolio Initial Class(a)	4,635,785
112,959	Maxim Invesco ADR Portfolio Initial Class(a)	1,282,089
252,120	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,201,009
34,737	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	780,183

Shares			Value

Equity Mutual Funds — (continued)
95,208		Maxim MFS International Growth Portfolio Initial Class(a)	$1,046,335
249,042		Maxim Putnam Equity Income Portfolio Initial Class(a)	2,714,552
772,247		Maxim S&P 500® Index Portfolio Initial Class(a)	9,853,872
386,992		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,202,730
139,654		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,212,122
40,029		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	736,132
179,453		Nuveen Real Estate Securities Fund	3,743,387
33,438		Oppenheimer Developing Markets Fund A	1,125,868
50,911		Sentinel Small Company Fund A	411,364
180,701		T Rowe Price Real Estate Fund	3,749,548
42,241		Third Avenue Real Estate Value Fund	1,012,929
35,267		Wells Fargo Advantage Common Stock Fund A	735,324

TOTAL EQUITY MUTUAL FUNDS — 37.30% (Cost $51,524,304)			$54,947,052

MONEY MARKET FUND
2,473,128		Maxim Money Market Portfolio(a)	2,473,128

TOTAL MONEY MARKET FUND — 1.68% (Cost $2,473,128)			$2,473,128

Account Balance

FIXED INTEREST CONTRACT
6,419,167	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	6,419,167

TOTAL FIXED INTEREST CONTRACT — 4.36% (Cost $6,419,167)			$6,419,167

TOTAL INVESTMENTS — 100.02% (Cost $143,083,545)			$147,332,525

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(24,376)

TOTAL NET ASSETS — 100.00%			$147,308,149

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,798,078	American Century Inflation Adjusted Bond A	$48,805,298
4,276,479	Maxim Bond Index Portfolio Initial Class(a)	58,844,345
5,410,573	Maxim Federated Bond Portfolio Initial Class(a)	58,921,145
1,835,002	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	14,881,864
1,076,162	Maxim Short Duration Bond Portfolio Initial Class(a)	11,202,846
1,495,336	Maxim Templeton Global Bond Portfolio Initial Class(a)	14,385,136
1,479,541	Metropolitan West High Yield Bond Fund	14,958,164
2,281,914	Oppenheimer International Bond Fund A	14,444,515

TOTAL BOND MUTUAL FUNDS — 46.85% (Cost $233,996,712)		$236,443,313

EQUITY MUTUAL FUNDS
121,862	Allianz NFJ Small Cap Value Fund A	3,622,969
343,267	Cohen & Steers International Realty Fund Inc	3,429,240
170,886	Goldman Sachs Mid Cap Value Fund A	6,423,608
100,084	Harbor International Fund Investor	5,948,016
163,317	Invesco Developing Markets Fund	5,266,959
327,328	Invesco Global Real Estate Fund	3,489,310
173,971	Invesco International Growth Fund I	4,904,238
178,785	Invesco Van Kampen Small Cap Growth Fund A	1,963,064
289,036	Janus Perkins Mid Cap Value Fund S	6,405,041
1,107,841	Maxim American Century Growth Portfolio Initial Class(a)	12,629,390
1,137,053	Maxim Index 600 Portfolio Initial Class(a)	11,097,632
2,336,054	Maxim International Index Portfolio Initial Class(a)	21,608,502
525,527	Maxim Invesco ADR Portfolio Initial Class(a)	5,964,734
1,173,384	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	10,243,644
161,894	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	3,636,136

Shares			Value

Equity Mutual Funds — (continued)
445,698		Maxim MFS International Growth Portfolio Initial Class(a)	$4,898,217
1,159,006		Maxim Putnam Equity Income Portfolio Initial Class(a)	12,633,168
3,598,789		Maxim S&P 500® Index Portfolio Initial Class(a)	45,920,552
1,803,553		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	19,586,586
650,493		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	10,303,804
186,657		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,432,612
615,341		Nuveen Real Estate Securities Fund	12,836,007
156,594		Oppenheimer Developing Markets Fund A	5,272,516
242,748		Sentinel Small Company Fund A	1,961,401
618,874		T Rowe Price Real Estate Fund	12,841,643
144,396		Third Avenue Real Estate Value Fund	3,462,618
164,456		Wells Fargo Advantage Common Stock Fund A	3,428,910

TOTAL EQUITY MUTUAL FUNDS — 48.19% (Cost $227,689,305)			$243,210,517

MONEY MARKET FUND
6,962,145		Maxim Money Market Portfolio(a)	6,962,145

TOTAL MONEY MARKET FUND — 1.38% (Cost $6,962,145)			$6,962,145

Account Balance

FIXED INTEREST CONTRACT
18,164,576	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	18,164,576

TOTAL FIXED INTEREST CONTRACT — 3.60% (Cost $18,164,576)			$18,164,576

TOTAL INVESTMENTS — 100.02% (Cost $486,812,738)			$504,780,551

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(86,088)

TOTAL NET ASSETS — 100.00%			$504,694,463

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
146,549	American Century Inflation Adjusted Bond A	$1,883,162
164,946	Maxim Bond Index Portfolio Initial Class(a)	2,269,656
208,438	Maxim Federated Bond Portfolio Initial Class(a)	2,269,892
70,804	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	574,220
41,319	Maxim Short Duration Bond Portfolio Initial Class(a)	430,127
57,627	Maxim Templeton Global Bond Portfolio Initial Class(a)	554,374
57,125	Metropolitan West High Yield Bond Fund	577,530
87,925	Oppenheimer International Bond Fund A	556,563

TOTAL BOND MUTUAL FUNDS — 36.66% (Cost $9,087,492)		$9,115,524

EQUITY MUTUAL FUNDS
7,595	Allianz NFJ Small Cap Value Fund A	225,790
16,933	Cohen & Steers International Realty Fund Inc	169,164
10,662	Goldman Sachs Mid Cap Value Fund A	400,784
6,311	Harbor International Fund Investor	375,055
10,271	Invesco Developing Markets Fund	331,227
16,108	Invesco Global Real Estate Fund	171,716
10,864	Invesco International Growth Fund I	306,261
11,062	Invesco Van Kampen Small Cap Growth Fund A	121,458
18,063	Janus Perkins Mid Cap Value Fund S	400,276
69,625	Maxim American Century Growth Portfolio Initial Class(a)	793,725
71,407	Maxim Index 600 Portfolio Initial Class(a)	696,931
147,204	Maxim International Index Portfolio Initial Class(a)	1,361,634
33,082	Maxim Invesco ADR Portfolio Initial Class(a)	375,478
74,056	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	646,508
10,075	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	226,295

Shares			Value

Equity Mutual Funds — (continued)
27,837		Maxim MFS International Growth Portfolio Initial Class(a)	$305,925
72,817		Maxim Putnam Equity Income Portfolio Initial Class(a)	793,706
225,824		Maxim S&P 500® Index Portfolio Initial Class(a)	2,881,513
113,688		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,234,656
40,994		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	649,345
11,764		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	216,333
30,282		Nuveen Real Estate Securities Fund	631,691
9,841		Oppenheimer Developing Markets Fund A	331,350
15,032		Sentinel Small Company Fund A	121,459
30,319		T Rowe Price Real Estate Fund	629,118
7,130		Third Avenue Real Estate Value Fund	170,970
10,371		Wells Fargo Advantage Common Stock Fund A	216,239

TOTAL EQUITY MUTUAL FUNDS — 59.45% (Cost $13,753,523)			$14,784,607

MONEY MARKET FUND
268,418		Maxim Money Market Portfolio(a)	268,418

TOTAL MONEY MARKET FUND — 1.08% (Cost $268,418)			$268,418

Account Balance

FIXED INTEREST CONTRACT
700,914	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	700,914

TOTAL FIXED INTEREST CONTRACT — 2.82% (Cost $700,914)			$700,914

TOTAL INVESTMENTS — 100.01% (Cost $23,810,347)			$24,869,463

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(3,263)

TOTAL NET ASSETS — 100.00%			$24,866,200

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
732,465	American Century Inflation Adjusted Bond A	$9,412,182
1,590,810	Maxim Bond Index Portfolio Initial Class(a)	21,889,540
2,012,731	Maxim Federated Bond Portfolio Initial Class(a)	21,918,643
679,768	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,512,915
206,412	Maxim Short Duration Bond Portfolio Initial Class(a)	2,148,744
621,217	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,976,112
548,146	Metropolitan West High Yield Bond Fund	5,541,754
947,251	Oppenheimer International Bond Fund A	5,996,102

TOTAL BOND MUTUAL FUNDS — 44.44% (Cost $77,745,878)		$78,395,992

EQUITY MUTUAL FUNDS
53,253	Allianz NFJ Small Cap Value Fund A	1,583,208
131,715	Cohen & Steers International Realty Fund Inc	1,315,828
62,110	Goldman Sachs Mid Cap Value Fund A	2,334,711
43,043	Harbor International Fund Investor	2,558,064
81,982	Invesco Developing Markets Fund	2,643,924
124,579	Invesco Global Real Estate Fund	1,328,011
74,747	Invesco International Growth Fund I	2,107,112
78,519	Invesco Van Kampen Small Cap Growth Fund A	862,143
104,952	Janus Perkins Mid Cap Value Fund S	2,325,732
404,283	Maxim American Century Growth Portfolio Initial Class(a)	4,608,829
500,726	Maxim Index 600 Portfolio Initial Class(a)	4,887,088
1,006,692	Maxim International Index Portfolio Initial Class(a)	9,311,897
225,568	Maxim Invesco ADR Portfolio Initial Class(a)	2,560,197
429,180	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	3,746,741
70,788	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,589,902

Shares			Value

Equity Mutual Funds — (continued)
191,689		Maxim MFS International Growth Portfolio Initial Class(a)	$2,106,658
422,613		Maxim Putnam Equity Income Portfolio Initial Class(a)	4,606,476
1,310,737		Maxim S&P 500® Index Portfolio Initial Class(a)	16,725,010
657,712		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	7,142,756
237,387		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	3,760,212
68,040		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	1,251,261
185,854		Nuveen Real Estate Securities Fund	3,876,919
78,710		Oppenheimer Developing Markets Fund A	2,650,156
106,767		Sentinel Small Company Fund A	862,676
187,236		T Rowe Price Real Estate Fund	3,885,148
55,026		Third Avenue Real Estate Value Fund	1,319,518
59,988		Wells Fargo Advantage Common Stock Fund A	1,250,757

TOTAL EQUITY MUTUAL FUNDS — 52.83% (Cost $87,482,153)			$93,200,934

MONEY MARKET FUND
1,337,792		Maxim Money Market Portfolio(a)	1,337,792

TOTAL MONEY MARKET FUND — 0.76% (Cost $1,337,792)			$1,337,792

Account Balance

FIXED INTEREST CONTRACT
3,503,335	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	3,503,335

TOTAL FIXED INTEREST CONTRACT — 1.99% (Cost $3,503,335)			$3,503,335

TOTAL INVESTMENTS — 100.02% (Cost $170,069,158)			$176,438,053

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(28,844)

TOTAL NET ASSETS — 100.00%			$176,409,209

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,887,308	American Century Inflation Adjusted Bond A	$24,251,905
4,093,470	Maxim Bond Index Portfolio Initial Class(a)	56,326,145
5,173,865	Maxim Federated Bond Portfolio Initial Class(a)	56,343,391
1,747,386	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	14,171,303
529,321	Maxim Short Duration Bond Portfolio Initial Class(a)	5,510,227
1,596,796	Maxim Templeton Global Bond Portfolio Initial Class(a)	15,361,182
1,409,995	Metropolitan West High Yield Bond Fund	14,255,051
2,434,851	Oppenheimer International Bond Fund A	15,412,607

TOTAL BOND MUTUAL FUNDS — 30.70% (Cost $200,109,870)		$201,631,811

EQUITY MUTUAL FUNDS
262,444	Allianz NFJ Small Cap Value Fund A	7,802,453
490,814	Cohen & Steers International Realty Fund Inc	4,903,234
304,288	Goldman Sachs Mid Cap Value Fund A	11,438,198
211,074	Harbor International Fund Investor	12,544,146
400,992	Invesco Developing Markets Fund	12,931,986
463,105	Invesco Global Real Estate Fund	4,936,701
364,092	Invesco International Growth Fund I	10,263,756
382,130	Invesco Van Kampen Small Cap Growth Fund A	4,195,791
515,351	Janus Perkins Mid Cap Value Fund S	11,420,180
1,975,755	Maxim American Century Growth Portfolio Initial Class(a)	22,523,611
2,450,899	Maxim Index 600 Portfolio Initial Class(a)	23,920,769
4,932,202	Maxim International Index Portfolio Initial Class(a)	45,622,867
1,107,512	Maxim Invesco ADR Portfolio Initial Class(a)	12,570,256
2,110,499	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	18,424,655
347,469	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	7,804,160

Shares			Value

Equity Mutual Funds — (continued)
933,217		Maxim MFS International Growth Portfolio Initial Class(a)	$10,256,059
2,067,464		Maxim Putnam Equity Income Portfolio Initial Class(a)	22,535,359
6,412,832		Maxim S&P 500® Index Portfolio Initial Class(a)	81,827,735
3,229,732		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	35,074,889
1,165,119		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	18,455,489
335,504		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	6,169,919
690,906		Nuveen Real Estate Securities Fund	14,412,286
384,630		Oppenheimer Developing Markets Fund A	12,950,495
519,065		Sentinel Small Company Fund A	4,194,042
697,939		T Rowe Price Real Estate Fund	14,482,221
205,007		Third Avenue Real Estate Value Fund	4,916,076
295,736		Wells Fargo Advantage Common Stock Fund A	6,166,091

TOTAL EQUITY MUTUAL FUNDS — 67.42% (Cost $416,569,104)			$442,743,424

MONEY MARKET FUND
3,476,633		Maxim Money Market Portfolio(a)	3,476,633

TOTAL MONEY MARKET FUND — 0.53% (Cost $3,476,633)			$3,476,633

Account Balance

FIXED INTEREST CONTRACT
8,987,095	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	8,987,095

TOTAL FIXED INTEREST CONTRACT — 1.37% (Cost $8,987,095)			$8,987,095

TOTAL INVESTMENTS — 100.02% (Cost $629,142,702)			$656,838,963

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(112,225)

TOTAL NET ASSETS — 100.00%			$656,726,738

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
86,991	American Century Inflation Adjusted Bond A	$1,117,840
188,668	Maxim Bond Index Portfolio Initial Class(a)	2,596,076
238,592	Maxim Federated Bond Portfolio Initial Class(a)	2,598,270
80,258	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	650,889
24,552	Maxim Short Duration Bond Portfolio Initial Class(a)	255,584
73,355	Maxim Templeton Global Bond Portfolio Initial Class(a)	705,678
64,700	Metropolitan West High Yield Bond Fund	654,116
111,952	Oppenheimer International Bond Fund A	708,654

TOTAL BOND MUTUAL FUNDS — 18.55% (Cost $9,278,670)		$9,287,107

EQUITY MUTUAL FUNDS
24,166	Allianz NFJ Small Cap Value Fund A	718,459
37,256	Cohen & Steers International Realty Fund Inc	372,187
28,158	Goldman Sachs Mid Cap Value Fund A	1,058,463
19,525	Harbor International Fund Investor	1,160,388
37,105	Invesco Developing Markets Fund	1,196,652
35,288	Invesco Global Real Estate Fund	376,168
33,797	Invesco International Growth Fund I	952,752
35,446	Invesco Van Kampen Small Cap Growth Fund A	389,199
47,623	Janus Perkins Mid Cap Value Fund S	1,055,316
182,798	Maxim American Century Growth Portfolio Initial Class(a)	2,083,901
226,126	Maxim Index 600 Portfolio Initial Class(a)	2,206,989
455,507	Maxim International Index Portfolio Initial Class(a)	4,213,440
102,497	Maxim Invesco ADR Portfolio Initial Class(a)	1,163,339
194,789	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,700,507
32,013	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	719,013

Shares			Value

Equity Mutual Funds — (continued)
86,564		Maxim MFS International Growth Portfolio Initial Class(a)	$951,340
191,200		Maxim Putnam Equity Income Portfolio Initial Class(a)	2,084,083
592,364		Maxim S&P 500® Index Portfolio Initial Class(a)	7,558,562
298,268		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,239,191
107,805		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,707,627
31,028		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	570,604
52,732		Nuveen Real Estate Securities Fund	1,099,995
35,576		Oppenheimer Developing Markets Fund A	1,197,857
48,110		Sentinel Small Company Fund A	388,726
53,301		T Rowe Price Real Estate Fund	1,105,989
15,606		Third Avenue Real Estate Value Fund	374,222
27,340		Wells Fargo Advantage Common Stock Fund A	570,036

TOTAL EQUITY MUTUAL FUNDS — 80.31% (Cost $37,960,337)			$40,215,005

MONEY MARKET FUND
160,220		Maxim Money Market Portfolio(a)	160,220

TOTAL MONEY MARKET FUND — 0.32% (Cost $160,220)			$160,220

Account Balance

FIXED INTEREST CONTRACT
415,642	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	415,642

TOTAL FIXED INTEREST CONTRACT — 0.83% (Cost $415,642)			$415,642

TOTAL INVESTMENTS — 100.01% (Cost $47,814,869)			$50,077,974

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(5,974)

TOTAL NET ASSETS — 100.00%			$50,072,000

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
119,061	American Century Inflation Adjusted Bond A	$1,529,927
739,863	Maxim Bond Index Portfolio Initial Class(a)	10,180,513
934,347	Maxim Federated Bond Portfolio Initial Class(a)	10,175,033
314,343	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,549,325
33,943	Maxim Short Duration Bond Portfolio Initial Class(a)	353,345
312,526	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,006,502
253,489	Metropolitan West High Yield Bond Fund	2,562,777
477,551	Oppenheimer International Bond Fund A	3,022,899

TOTAL BOND MUTUAL FUNDS — 25.52% (Cost $33,211,591)		$33,380,321

EQUITY MUTUAL FUNDS
63,626	Allianz NFJ Small Cap Value Fund A	1,891,612
102,787	Cohen & Steers International Realty Fund Inc	1,026,839
62,360	Goldman Sachs Mid Cap Value Fund A	2,344,105
50,537	Harbor International Fund Investor	3,003,399
110,314	Invesco Developing Markets Fund	3,557,634
97,064	Invesco Global Real Estate Fund	1,034,707
87,337	Invesco International Growth Fund I	2,462,040
92,648	Invesco Van Kampen Small Cap Growth Fund A	1,017,280
105,551	Janus Perkins Mid Cap Value Fund S	2,339,019
406,170	Maxim American Century Growth Portfolio Initial Class(a)	4,630,334
594,549	Maxim Index 600 Portfolio Initial Class(a)	5,802,802
1,180,514	Maxim International Index Portfolio Initial Class(a)	10,919,751
264,946	Maxim Invesco ADR Portfolio Initial Class(a)	3,007,134
431,884	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	3,770,351
84,313	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,893,661

Shares			Value

Equity Mutual Funds — (continued)
223,588		Maxim MFS International Growth Portfolio Initial Class(a)	$2,457,227
424,771		Maxim Putnam Equity Income Portfolio Initial Class(a)	4,630,009
1,323,477		Maxim S&P 500® Index Portfolio Initial Class(a)	16,887,565
662,227		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	7,191,790
238,608		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	3,779,551
68,217		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	1,254,509
117,719		Nuveen Real Estate Securities Fund	2,455,621
105,715		Oppenheimer Developing Markets Fund A	3,559,421
125,895		Sentinel Small Company Fund A	1,017,230
118,495		T Rowe Price Real Estate Fund	2,458,762
42,974		Third Avenue Real Estate Value Fund	1,030,514
60,163		Wells Fargo Advantage Common Stock Fund A	1,254,400

TOTAL EQUITY MUTUAL FUNDS — 73.90% (Cost $91,150,376)			$96,677,267

MONEY MARKET FUND
222,283		Maxim Money Market Portfolio(a)	222,283

TOTAL MONEY MARKET FUND — 0.17% (Cost $222,283)			$222,283

Account Balance

FIXED INTEREST CONTRACT
562,324	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	562,324

TOTAL FIXED INTEREST CONTRACT — 0.43% (Cost $562,324)			$562,324

TOTAL INVESTMENTS — 100.02% (Cost $125,146,574)			$130,842,195

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(20,975)

TOTAL NET ASSETS — 100.00%			$130,821,220

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
217,197	American Century Inflation Adjusted Bond A	$2,790,975
1,343,763	Maxim Bond Index Portfolio Initial Class(a)	18,490,186
1,698,824	Maxim Federated Bond Portfolio Initial Class(a)	18,500,192
574,138	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	4,656,263
59,707	Maxim Short Duration Bond Portfolio Initial Class(a)	621,546
571,643	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,499,204
462,697	Metropolitan West High Yield Bond Fund	4,677,865
873,873	Oppenheimer International Bond Fund A	5,531,619

TOTAL BOND MUTUAL FUNDS — 13.70% (Cost $60,489,229)		$60,767,850

EQUITY MUTUAL FUNDS
252,778	Allianz NFJ Small Cap Value Fund A	7,515,098
348,944	Cohen & Steers International Realty Fund Inc	3,485,955
249,241	Goldman Sachs Mid Cap Value Fund A	9,368,980
202,449	Harbor International Fund Investor	12,031,515
442,192	Invesco Developing Markets Fund	14,260,702
329,714	Invesco Global Real Estate Fund	3,514,750
350,141	Invesco International Growth Fund I	9,870,470
370,213	Invesco Van Kampen Small Cap Growth Fund A	4,064,933
422,019	Janus Perkins Mid Cap Value Fund S	9,351,943
1,622,912	Maxim American Century Growth Portfolio Initial Class(a)	18,501,200
2,372,088	Maxim Index 600 Portfolio Initial Class(a)	23,151,581
4,724,821	Maxim International Index Portfolio Initial Class(a)	43,704,592
1,061,598	Maxim Invesco ADR Portfolio Initial Class(a)	12,049,132
1,727,207	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	15,078,519
334,707	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	7,517,525

Shares			Value

Equity Mutual Funds — (continued)
897,991		Maxim MFS International Growth Portfolio Initial Class(a)	$9,868,919
1,698,562		Maxim Putnam Equity Income Portfolio Initial Class(a)	18,514,325
5,265,488		Maxim S&P 500® Index Portfolio Initial Class(a)	67,187,625
2,645,096		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	28,725,745
955,524		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	15,135,494
274,858		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	5,054,640
398,904		Nuveen Real Estate Securities Fund	8,321,143
424,150		Oppenheimer Developing Markets Fund A	14,281,124
502,674		Sentinel Small Company Fund A	4,061,604
401,977		T Rowe Price Real Estate Fund	8,341,027
145,648		Third Avenue Real Estate Value Fund	3,492,633
242,086		Wells Fargo Advantage Common Stock Fund A	5,047,500

TOTAL EQUITY MUTUAL FUNDS — 86.00% (Cost $360,603,938)			$381,498,674

MONEY MARKET FUND
399,532		Maxim Money Market Portfolio(a)	399,532

TOTAL MONEY MARKET FUND — 0.09% (Cost $399,532)			$399,532

Account Balance

FIXED INTEREST CONTRACT
1,021,202	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	1,021,202

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $1,021,202)			$1,021,202

TOTAL INVESTMENTS — 100.02% (Cost $422,513,901)			$443,687,258

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(74,100)

TOTAL NET ASSETS — 100.00%			$443,613,158

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
11,168	American Century Inflation Adjusted Bond A	$143,503
69,071	Maxim Bond Index Portfolio Initial Class(a)	950,412
87,278	Maxim Federated Bond Portfolio Initial Class(a)	950,461
29,121	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	236,173
3,115	Maxim Short Duration Bond Portfolio Initial Class(a)	32,431
29,375	Maxim Templeton Global Bond Portfolio Initial Class(a)	282,583
23,492	Metropolitan West High Yield Bond Fund	237,503
44,851	Oppenheimer International Bond Fund A	283,908

TOTAL BOND MUTUAL FUNDS — 6.72% (Cost $3,111,056)		$3,116,974

EQUITY MUTUAL FUNDS
28,911	Allianz NFJ Small Cap Value Fund A	859,518
36,448	Cohen & Steers International Realty Fund Inc	364,111
28,406	Goldman Sachs Mid Cap Value Fund A	1,067,797
22,973	Harbor International Fund Investor	1,365,306
50,256	Invesco Developing Markets Fund	1,620,750
34,462	Invesco Global Real Estate Fund	367,367
39,683	Invesco International Growth Fund I	1,118,651
42,056	Invesco Van Kampen Small Cap Growth Fund A	461,778
48,065	Janus Perkins Mid Cap Value Fund S	1,065,109
184,626	Maxim American Century Growth Portfolio Initial Class(a)	2,104,740
270,010	Maxim Index 600 Portfolio Initial Class(a)	2,635,296
536,928	Maxim International Index Portfolio Initial Class(a)	4,966,582
120,493	Maxim Invesco ADR Portfolio Initial Class(a)	1,367,598
196,466	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,715,146
38,294	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	860,085

Shares			Value

Equity Mutual Funds — (continued)
101,565		Maxim MFS International Growth Portfolio Initial Class(a)	$1,116,201
193,028		Maxim Putnam Equity Income Portfolio Initial Class(a)	2,104,010
601,390		Maxim S&P 500® Index Portfolio Initial Class(a)	7,673,738
301,051		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,269,415
108,546		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,719,373
31,212		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	573,993
41,702		Nuveen Real Estate Securities Fund	869,901
48,163		Oppenheimer Developing Markets Fund A	1,621,639
57,156		Sentinel Small Company Fund A	461,817
42,067		T Rowe Price Real Estate Fund	872,891
15,239		Third Avenue Real Estate Value Fund	365,422
27,532		Wells Fargo Advantage Common Stock Fund A	574,048

TOTAL EQUITY MUTUAL FUNDS — 93.14% (Cost $40,365,670)			$43,162,282

MONEY MARKET FUND
18,522		Maxim Money Market Portfolio(a)	18,522

TOTAL MONEY MARKET FUND — 0.04% (Cost $18,522)			$18,522

Account Balance

FIXED INTEREST CONTRACT
50,941	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	50,941

TOTAL FIXED INTEREST CONTRACT — 0.11% (Cost $50,941)			$50,941

TOTAL INVESTMENTS — 100.01% (Cost $43,546,189)			$46,348,719

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(5,444)

TOTAL NET ASSETS — 100.00%			$46,343,275

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
229,999	Maxim Bond Index Portfolio Initial Class(a)	$3,164,792
290,603	Maxim Federated Bond Portfolio Initial Class(a)	3,164,669
97,639	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	791,853
109,344	Maxim Templeton Global Bond Portfolio Initial Class(a)	1,051,885
78,788	Metropolitan West High Yield Bond Fund	796,541
166,831	Oppenheimer International Bond Fund A	1,056,041

TOTAL BOND MUTUAL FUNDS — 16.57% (Cost $9,994,088)		$10,025,781

EQUITY MUTUAL FUNDS
36,166	Allianz NFJ Small Cap Value Fund A	1,075,217
49,544	Cohen & Steers International Realty Fund Inc	494,945
30,413	Goldman Sachs Mid Cap Value Fund A	1,143,245
28,586	Harbor International Fund Investor	1,698,842
71,120	Invesco Developing Markets Fund	2,293,621
46,594	Invesco Global Real Estate Fund	496,689
49,407	Invesco International Growth Fund I	1,392,774
52,810	Invesco Van Kampen Small Cap Growth Fund A	579,855
51,552	Janus Perkins Mid Cap Value Fund S	1,142,387
198,394	Maxim American Century Growth Portfolio Initial Class(a)	2,261,688
339,233	Maxim Index 600 Portfolio Initial Class(a)	3,310,915
668,563	Maxim International Index Portfolio Initial Class(a)	6,184,212

Shares		Value

Equity Mutual Funds — (continued)
149,713	Maxim Invesco ADR Portfolio Initial Class(a)	$1,699,248
211,737	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,848,464
47,909	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,076,047
126,645	Maxim MFS International Growth Portfolio Initial Class(a)	1,391,828
207,473	Maxim Putnam Equity Income Portfolio Initial Class(a)	2,261,454
645,487	Maxim S&P 500® Index Portfolio Initial Class(a)	8,236,413
324,280	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,521,685
116,814	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,850,332
33,524	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	616,512
45,878	Nuveen Real Estate Securities Fund	957,014
68,223	Oppenheimer Developing Markets Fund A	2,297,059
71,760	Sentinel Small Company Fund A	579,818
46,225	T Rowe Price Real Estate Fund	959,175
20,658	Third Avenue Real Estate Value Fund	495,373
29,568	Wells Fargo Advantage Common Stock Fund A	616,493

TOTAL EQUITY MUTUAL FUNDS — 83.45% (Cost $47,711,735)		$50,481,305

TOTAL INVESTMENTS — 100.02% (Cost $57,705,823)		$60,507,086

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(9,446)

TOTAL NET ASSETS — 100.00%		$60,497,640

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
413,668	Maxim Bond Index Portfolio Initial Class(a)	$5,692,071
522,858	Maxim Federated Bond Portfolio Initial Class(a)	5,693,930
176,085	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,428,050
195,776	Maxim Templeton Global Bond Portfolio Initial Class(a)	1,883,369
142,045	Metropolitan West High Yield Bond Fund	1,436,072
298,944	Oppenheimer International Bond Fund A	1,892,313

TOTAL BOND MUTUAL FUNDS — 8.71% (Cost $17,965,396)		$18,025,805

EQUITY MUTUAL FUNDS
136,275	Allianz NFJ Small Cap Value Fund A	4,051,448
169,665	Cohen & Steers International Realty Fund Inc	1,694,951
115,119	Goldman Sachs Mid Cap Value Fund A	4,327,319
108,018	Harbor International Fund Investor	6,419,522
268,868	Invesco Developing Markets Fund	8,671,000
159,678	Invesco Global Real Estate Fund	1,702,170
186,094	Invesco International Growth Fund I	5,245,988
199,504	Invesco Van Kampen Small Cap Growth Fund A	2,190,555
195,137	Janus Perkins Mid Cap Value Fund S	4,324,227
748,022	Maxim American Century Growth Portfolio Initial Class(a)	8,527,449
1,275,936	Maxim Index 600 Portfolio Initial Class(a)	12,453,135
2,520,062	Maxim International Index Portfolio Initial Class(a)	23,310,570

Shares		Value

Equity Mutual Funds — (continued)
566,294	Maxim Invesco ADR Portfolio Initial Class(a)	$6,427,436
798,087	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	6,967,296
180,416	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	4,052,136
477,491	Maxim MFS International Growth Portfolio Initial Class(a)	5,247,631
782,609	Maxim Putnam Equity Income Portfolio Initial Class(a)	8,530,441
2,425,294	Maxim S&P 500® Index Portfolio Initial Class(a)	30,946,758
1,221,814	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	13,268,901
440,443	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	6,976,624
125,980	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	2,316,765
157,011	Nuveen Real Estate Securities Fund	3,275,253
258,032	Oppenheimer Developing Markets Fund A	8,687,950
271,053	Sentinel Small Company Fund A	2,190,107
158,198	T Rowe Price Real Estate Fund	3,282,615
70,704	Third Avenue Real Estate Value Fund	1,695,479
111,064	Wells Fargo Advantage Common Stock Fund A	2,315,676

TOTAL EQUITY MUTUAL FUNDS — 91.31% (Cost $179,356,197)		$189,099,402

TOTAL INVESTMENTS — 100.02% (Cost $197,321,593)		$207,125,207

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(33,358)

TOTAL NET ASSETS — 100.00%		$207,091,849

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
31,327	Maxim Bond Index Portfolio Initial Class(a)	$431,065
39,593	Maxim Federated Bond Portfolio Initial Class(a)	431,169
13,197	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	107,029
15,022	Maxim Templeton Global Bond Portfolio Initial Class(a)	144,506
10,647	Metropolitan West High Yield Bond Fund	107,644
22,928	Oppenheimer International Bond Fund A	145,135

TOTAL BOND MUTUAL FUNDS — 5.10% (Cost $1,364,770)		$1,366,548

EQUITY MUTUAL FUNDS
18,340	Allianz NFJ Small Cap Value Fund A	545,235
21,890	Cohen & Steers International Realty Fund Inc	218,684
15,483	Goldman Sachs Mid Cap Value Fund A	581,989
14,541	Harbor International Fund Investor	864,191
36,139	Invesco Developing Markets Fund	1,165,499
20,643	Invesco Global Real Estate Fund	220,049
25,099	Invesco International Growth Fund I	707,539
26,779	Invesco Van Kampen Small Cap Growth Fund A	294,039
26,200	Janus Perkins Mid Cap Value Fund S	580,593
100,782	Maxim American Century Growth Portfolio Initial Class(a)	1,148,911
172,443	Maxim Index 600 Portfolio Initial Class(a)	1,683,040
339,233	Maxim International Index Portfolio Initial Class(a)	3,137,901

Shares		Value

Equity Mutual Funds — (continued)
76,204	Maxim Invesco ADR Portfolio Initial Class(a)	$864,910
107,449	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	938,034
24,325	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	546,335
64,318	Maxim MFS International Growth Portfolio Initial Class(a)	706,858
105,395	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,148,806
327,624	Maxim S&P 500® Index Portfolio Initial Class(a)	4,180,476
164,707	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,788,716
59,328	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	939,757
17,029	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	313,171
20,349	Nuveen Real Estate Securities Fund	424,475
34,671	Oppenheimer Developing Markets Fund A	1,167,387
36,385	Sentinel Small Company Fund A	293,994
20,493	T Rowe Price Real Estate Fund	425,232
9,139	Third Avenue Real Estate Value Fund	219,160
15,017	Wells Fargo Advantage Common Stock Fund A	313,098

TOTAL EQUITY MUTUAL FUNDS — 94.91% (Cost $23,917,919)		$25,418,079

TOTAL INVESTMENTS — 100.01% (Cost $25,282,689)		$26,784,627

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,137)

TOTAL NET ASSETS — 100.00%		$26,781,490

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

Maxim Lifetime 2055 Portfolio I

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
58,303	Maxim Bond Index Portfolio Initial Class(a)	$802,252
73,674	Maxim Federated Bond Portfolio Initial Class(a)	802,308
24,781	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	200,975
33,534	Maxim Templeton Global Bond Portfolio Initial Class(a)	322,602
19,999	Metropolitan West High Yield Bond Fund	202,187
51,197	Oppenheimer International Bond Fund A	324,075

TOTAL BOND MUTUAL FUNDS — 15.05% (Cost $2,649,221)		$2,654,399

EQUITY MUTUAL FUNDS
11,437	Allianz NFJ Small Cap Value Fund A	340,018
14,627	Cohen & Steers International Realty Fund Inc	146,126
8,354	Goldman Sachs Mid Cap Value Fund A	314,021
9,046	Harbor International Fund Investor	537,630
25,369	Invesco Developing Markets Fund	818,139
13,751	Invesco Global Real Estate Fund	146,588
15,579	Invesco International Growth Fund I	439,157
16,687	Invesco Van Kampen Small Cap Growth Fund A	183,221
14,158	Janus Perkins Mid Cap Value Fund S	313,747
54,445	Maxim American Century Growth Portfolio Initial Class(a)	620,673
107,202	Maxim Index 600 Portfolio Initial Class(a)	1,046,296
210,929	Maxim International Index Portfolio Initial Class(a)	1,951,092

Shares		Value

Equity Mutual Funds — (continued)
47,396	Maxim Invesco ADR Portfolio Initial Class(a)	$537,941
58,116	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	507,352
15,143	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	340,115
39,948	Maxim MFS International Growth Portfolio Initial Class(a)	439,023
56,943	Maxim Putnam Equity Income Portfolio Initial Class(a)	620,684
177,016	Maxim S&P 500® Index Portfolio Initial Class(a)	2,258,727
89,073	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	967,331
32,057	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	507,783
9,203	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	169,246
11,078	Nuveen Real Estate Securities Fund	231,086
24,331	Oppenheimer Developing Markets Fund A	819,225
22,671	Sentinel Small Company Fund A	183,180
11,163	T Rowe Price Real Estate Fund	231,636
6,099	Third Avenue Real Estate Value Fund	146,245
8,116	Wells Fargo Advantage Common Stock Fund A	169,218

TOTAL EQUITY MUTUAL FUNDS — 84.96% (Cost $14,264,333)		$14,985,500

TOTAL INVESTMENTS — 100.01% (Cost $16,913,554)		$17,639,899

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(2,638)

TOTAL NET ASSETS — 100.00%		$17,637,261

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
78,926	Maxim Bond Index Portfolio Initial Class(a)	$1,086,026
99,737	Maxim Federated Bond Portfolio Initial Class(a)	1,086,131
33,758	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	273,779
45,270	Maxim Templeton Global Bond Portfolio Initial Class(a)	435,500
27,244	Metropolitan West High Yield Bond Fund	275,435
69,045	Oppenheimer International Bond Fund A	437,051

TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $3,583,569)		$3,593,922

EQUITY MUTUAL FUNDS
31,694	Allianz NFJ Small Cap Value Fund A	942,274
37,298	Cohen & Steers International Realty Fund Inc	372,612
23,176	Goldman Sachs Mid Cap Value Fund A	871,179
25,019	Harbor International Fund Investor	1,486,878
70,435	Invesco Developing Markets Fund	2,271,530
35,041	Invesco Global Real Estate Fund	373,534
43,212	Invesco International Growth Fund I	1,218,158
46,170	Invesco Van Kampen Small Cap Growth Fund A	506,945
39,302	Janus Perkins Mid Cap Value Fund S	870,923
150,848	Maxim American Century Growth Portfolio Initial Class(a)	1,719,665
296,825	Maxim Index 600 Portfolio Initial Class(a)	2,897,012
585,104	Maxim International Index Portfolio Initial Class(a)	5,412,212

Shares		Value

Equity Mutual Funds — (continued)
131,077	Maxim Invesco ADR Portfolio Initial Class(a)	$1,487,722
160,907	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,404,717
41,954	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	942,290
110,933	Maxim MFS International Growth Portfolio Initial Class(a)	1,219,158
157,799	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,720,012
491,615	Maxim S&P 500® Index Portfolio Initial Class(a)	6,273,008
246,624	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,678,337
88,738	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,405,603
25,381	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	466,754
28,179	Nuveen Real Estate Securities Fund	587,811
67,611	Oppenheimer Developing Markets Fund A	2,276,448
62,737	Sentinel Small Company Fund A	506,917
28,255	T Rowe Price Real Estate Fund	586,301
15,534	Third Avenue Real Estate Value Fund	372,509
22,378	Wells Fargo Advantage Common Stock Fund A	466,580

TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $39,341,259)		$41,337,089

TOTAL INVESTMENTS — 100.02% (Cost $42,924,828)		$44,931,011

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,425)

TOTAL NET ASSETS — 100.00%		$44,923,586

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,269	Maxim Bond Index Portfolio Initial Class(a)	$31,227
2,868	Maxim Federated Bond Portfolio Initial Class(a)	31,230
969	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	7,858
1,312	Maxim Templeton Global Bond Portfolio Initial Class(a)	12,617
782	Metropolitan West High Yield Bond Fund	7,906
2,000	Oppenheimer International Bond Fund A	12,662

TOTAL BOND MUTUAL FUNDS — 5.00% (Cost $103,486)		$103,500

EQUITY MUTUAL FUNDS
1,509	Allianz NFJ Small Cap Value Fund A	44,858
1,715	Cohen & Steers International Realty Fund Inc	17,138
1,107	Goldman Sachs Mid Cap Value Fund A	41,613
1,194	Harbor International Fund Investor	70,938
3,355	Invesco Developing Markets Fund	108,211
1,611	Invesco Global Real Estate Fund	17,178
2,055	Invesco International Growth Fund I	57,941
2,203	Invesco Van Kampen Small Cap Growth Fund A	24,184
1,876	Janus Perkins Mid Cap Value Fund S	41,569
7,187	Maxim American Century Growth Portfolio Initial Class(a)	81,927
14,144	Maxim Index 600 Portfolio Initial Class(a)	138,048
27,856	Maxim International Index Portfolio Initial Class(a)	257,666

Shares		Value

Equity Mutual Funds — (continued)
6,251	Maxim Invesco ADR Portfolio Initial Class(a)	$70,954
7,671	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	66,969
1,997	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	44,862
5,271	Maxim MFS International Growth Portfolio Initial Class(a)	57,923
7,517	Maxim Putnam Equity Income Portfolio Initial Class(a)	81,933
23,395	Maxim S&P 500® Index Portfolio Initial Class(a)	298,516
11,765	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	127,764
4,231	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	67,023
1,215	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	22,341
1,299	Nuveen Real Estate Securities Fund	27,088
3,219	Oppenheimer Developing Markets Fund A	108,376
2,992	Sentinel Small Company Fund A	24,179
1,310	T Rowe Price Real Estate Fund	27,177
715	Third Avenue Real Estate Value Fund	17,154
1,071	Wells Fargo Advantage Common Stock Fund A	22,336

TOTAL EQUITY MUTUAL FUNDS — 95.01% (Cost $1,878,897)		$1,965,866

TOTAL INVESTMENTS — 100.01% (Cost $1,982,383)		$2,069,366

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(269)

TOTAL NET ASSETS — 100.00%		$2,069,097

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Lifetime 2015 Portfolio I

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	83,493,178	$	—	$	—	$	83,493,178
Equity Mutual Funds		54,947,052		—		—		54,947,052
Money Market Fund		2,473,128		—		—		2,473,128
Fixed Interest Contract		—		—		6,419,167		6,419,167

Total	$	140,913,358	$	0	$	6,419,167	$	147,332,525

Total Investments	$	140,913,358	$	0	$	6,419,167	$	147,332,525

Maxim Lifetime 2015 Portfolio II

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	236,443,313	$	—	$	—	$	236,443,313
Equity Mutual Funds		243,210,517		—		—		243,210,517
Money Market Fund		6,962,145		—		—		6,962,145
Fixed Interest Contract		—		—		18,164,576		18,164,576

Total	$	486,615,975	$	0	$	18,164,576	$	504,780,551

Total Investments	$	486,615,975	$	0	$	18,164,576	$	504,780,551

Maxim Lifetime 2015 Portfolio III

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	9,115,524	$	—	$	—	$	9,115,524
Equity Mutual Funds		14,784,607		—		—		14,784,607
Money Market Fund		268,418		—		—		268,418
Fixed Interest Contract		—		—		700,914		700,914

Total	$	24,168,549	$	0	$	700,914	$	24,869,463

Total Investments	$	24,168,549	$	0	$	700,914	$	24,869,463

Maxim Lifetime 2025 Portfolio I

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	78,395,992	$	—	$	—	$	78,395,992
Equity Mutual Funds		93,200,934		—		—		93,200,934
Money Market Fund		1,337,792		—		—		1,337,792
Fixed Interest Contract		—		—		3,503,335		3,503,335

Total	$	172,934,718	$	0	$	3,503,335	$	176,438,053

Total Investments	$	172,934,718	$	0	$	3,503,335	$	176,438,053

Maxim Lifetime 2025 Portfolio II

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	201,631,811	$	—	$	—	$	201,631,811
Equity Mutual Funds		442,743,424		—		—		442,743,424
Money Market Fund		3,476,633		—		—		3,476,633
Fixed Interest Contract		—		—		8,987,095		8,987,095

Total	$	647,851,868	$	0	$	8,987,095	$	656,838,963

Total Investments	$	647,851,868	$	0	$	8,987,095	$	656,838,963

Maxim Lifetime 2025 Portfolio III

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	9,287,107	$	—	$	—	$	9,287,107
Equity Mutual Funds		40,215,005		—		—		40,215,005
Money Market Fund		160,220		—		—		160,220
Fixed Interest Contract		—		—		415,642		415,642

Total	$	49,662,332	$	0	$	415,642	$	50,077,974

Total Investments	$	49,662,332	$	0	$	415,642	$	50,077,974

Maxim Lifetime 2035 Portfolio I

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	33,380,321	$	—	$	—	$	33,380,321
Equity Mutual Funds		96,677,267		—		—		96,677,267
Money Market Fund		222,283		—		—		222,283
Fixed Interest Contract		—		—		562,324		562,324

Total	$	130,279,871	$	0	$	562,324	$	130,842,195

Total Investments	$	130,279,871	$	0	$	562,324	$	130,842,195

Maxim Lifetime 2035 Portfolio II

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	60,767,850	$	—	$	—	$	60,767,850
Equity Mutual Funds		381,498,674		—		—		381,498,674
Money Market Fund		399,532		—		—		399,532
Fixed Interest Contract		—		—		1,021,202		1,021,202

Total	$	442,666,056	$	0	$	1,021,202	$	443,687,258

Total Investments	$	442,666,056	$	0	$	1,021,202	$	443,687,258

Maxim Lifetime 2035 Portfolio III

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	3,116,974	$	—	$	—	$	3,116,974
Equity Mutual Funds		43,162,282		—		—		43,162,282
Money Market Fund		18,522		—		—		18,522
Fixed Interest Contract		—		—		50,941		50,941

Total	$	46,297,778	$	0	$	50,941	$	46,348,719

Total Investments	$	46,297,778	$	0	$	50,941	$	46,348,719

Maxim Lifetime 2045 Portfolio I

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	10,025,781	$	—	$	—	$	10,025,781
Equity Mutual Funds		50,481,305		—		—		50,481,305

Total	$	60,507,086	$	0	$	0	$	60,507,086

Total Investments	$	60,507,086	$	0	$	0	$	60,507,086

Maxim Lifetime 2045 Portfolio II

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	18,025,805	$	—	$	—	$	18,025,805
Equity Mutual Funds		189,099,402		—		—		189,099,402

Total	$	207,125,207	$	0	$	0	$	207,125,207

Total Investments	$	207,125,207	$	0	$	0	$	207,125,207

Maxim Lifetime 2045 Portfolio III

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	1,366,548	$	—	$	—	$	1,366,548
Equity Mutual Funds		25,418,079		—		—		25,418,079

Total	$	26,784,627	$	0	$	0	$	26,784,627

Total Investments	$	26,784,627	$	0	$	0	$	26,784,627

Maxim Lifetime 2055 Portfolio I

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	2,654,399	$	—	$	—	$	2,654,399
Equity Mutual Funds		14,985,500		—		—		14,985,500

Total	$	17,639,899	$	0	$	0	$	17,639,899

Total Investments	$	17,639,899	$	0	$	0	$	17,639,899

Maxim Lifetime 2055 Portfolio II

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	3,593,922	$	—	$	—	$	3,593,922
Equity Mutual Funds		41,337,089		—		—		41,337,089

Total	$	44,931,011	$	0	$	0	$	44,931,011

Total Investments	$	44,931,011	$	0	$	0	$	44,931,011

Maxim Lifetime 2055 Portfolio III

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	103,500	$	—	$	—	$	103,500
Equity Mutual Funds		1,965,866		—		—		1,965,866

Total	$	2,069,366	$	0	$	0	$	2,069,366

Total Investments	$	2,069,366	$	0	$	0	$	2,069,366

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012:

Description		Maxim Lifetime 2015 Portfolio I		Maxim Lifetime 2015 Portfolio II		Maxim Lifetime 2015 Portfolio III
Beginning Balance, January 1, 2012	$	4,804,960	$	13,988,036	$	267,384
Total realized gains		-		-		-
Total unrealized gains		-		-		-
Total interest received		24,879		67,916		2,362
Purchases		1,749,301		4,342,213		437,830
Sales		(159,973)		(233,589)		(6,662)
Amortization		-		-		-
Settlements		-		-		-
Transfers into Level 3		-		-		-
Transfers out of Level 3		-		-		-

Ending Balance, March 30, 2012	$	6,419,167	$	18,164,576	$	700,914

Description		Maxim Lifetime 2025 Portfolio I		Maxim Lifetime 2025 Portfolio II		Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2012	$	2,736,996	$	6,758,068	$	127,710
Total realized gains		-		-		-
Total unrealized gains (losses)		-		-		-
Total interest received		13,472		33,824		1,340
Purchases		799,630		2,306,591		293,177
Sales		(46,763)		(111,388)		(6,585)
Amortization		-		-		-
Settlements		-		-		-
Transfers into Level 3		-		-		-
Transfers out of Level 3		-		-		-

Ending Balance, March 30, 2012	$	3,503,335	$	8,987,095	$	415,642

Description		Maxi Lifetime 2035 Portfolio I		Maxim Lifetime 2035 Portfolio II		Maxim Lifetime 2035 Portfolio III
Beginning Balance, January 1, 2012	$	436,335	$	758,454	$	13,245
Total realized gains		-		-		-
Total unrealized gains		-		-		-
Total interest received		2,161		3,824		163
Purchases		128,335		280,711		38,426
Sales		(4,507)		(21,787)		(893)
Amortization		-		-		-
Settlements		-		-		-
Transfers into Level 3		-		-		-
Transfers out of Level 3		-		-		-

Ending Balance, March 30, 2012	$	562,324	$	1,021,202	$	50,941

As of March 30, 2012, the following represents the significant unobservable inputs used during the valuation of the GWL&A Contract:

	Maxim Lifetime 2015	Maxim Lifetime 2015	Maxim Lifetime 2015
	Portfolio I	Portfolio II	Portfolio III

Market Value	$6,419,167	$18,164,576	$700,914
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3

	Maxim Lifetime 2025	Maxim Lifetime 2025	Maxim Lifetime 2025
	Portfolio I	Portfolio II	Portfolio III

Market Value	$3,503,335	$8,987,095	$415,642
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3

	Maxim Lifetime 2035	Maxim Lifetime 2035	Maxim Lifetime 2035
	Portfolio I	Portfolio II	Portfolio III

Market Value	$562,324	$1,021,202	$50,941
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the adviser and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 30, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Lifetime 2015 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	6,419,167	$4,804,960	$1,749,301	$159,973	$—	$24,879	$6,419,167
Maxim American Century Growth Portfolio Initial Class	238,088	2,027,014	537,420	192,337	16,559	—	2,714,205
Maxim Bond Index Portfolio Initial Class	1,509,792	15,588,784	5,834,987	517,481	10,750	108,507	20,774,731
Maxim Federated Bond Portfolio Initial Class	1,909,803	15,600,745	5,532,947	500,625	18,448	113,750	20,797,758
Maxim Index 600 Portfolio Initial Class	243,959	1,780,725	559,050	147,349	42,484	—	2,381,038
Maxim International Index Portfolio Initial Class	501,166	3,496,442	1,129,460	469,805	(46,453)	—	4,635,785
Maxim Invesco ADR Portfolio Initial Class	112,959	966,079	331,217	113,602	(11,664)	—	1,282,089
Maxim Janus Large Cap Growth Portfolio Initial Class	252,120	1,658,324	438,374	290,698	(67,754)	—	2,201,009
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	34,737	583,087	178,058	45,681	15,282	—	780,183
Maxim MFS International Growth Portfolio Initial Class	95,208	789,469	237,150	110,685	(3,201)	—	1,046,335
Maxim Money Market Portfolio	2,473,128	1,851,267	682,047	60,187	—	—	2,473,128
Maxim Putnam Equity Income Portfolio Initial Class	249,042	2,033,308	599,923	187,762	6,084	—	2,714,552
Maxim Putnam High Yield Bond Portfolio Initial Class	648,385	3,964,022	1,205,709	157,121	(1,040)	—	5,258,405
Maxim S&P 500® Index Portfolio Initial Class	772,247	7,377,158	2,121,607	558,374	136,206	—	9,853,872
Maxim S&P MidCap 400® Index Portfolio Initial Class	386,992	3,152,696	885,297	280,504	14,068	—	4,202,730
Maxim Short Duration Bond Portfolio Initial Class	379,036	2,955,238	1,054,790	97,209	(26)	11,709	3,945,769
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	139,654	1,657,359	502,860	138,658	20,945	—	2,212,122
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	40,029	551,747	152,635	47,204	1,718	—	736,132
Maxim Templeton Global Bond Portfolio Initial Class	528,766	3,806,397	1,188,493	170,920	4,434	—	5,086,728

					$156,840	$258,845	$99,515,738

Maxim Lifetime 2015 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	18,164,576	$13,988,036	$4,342,213	$233,589	$—	$67,916	$18,164,576
Maxim American Century Growth Portfolio Initial Class	1,107,841	9,663,387	1,986,634	584,713	49,687	—	12,629,390
Maxim Bond Index Portfolio Initial Class	4,276,479	45,572,409	14,658,307	1,034,790	44,370	294,304	58,844,345
Maxim Federated Bond Portfolio Initial Class	5,410,573	45,599,379	13,948,846	1,094,682	55,496	308,637	58,921,145
Maxim Index 600 Portfolio Initial Class	1,137,053	8,520,476	2,185,841	519,706	137,202	—	11,097,632
Maxim International Index Portfolio Initial Class	2,336,054	16,791,204	4,207,405	1,491,447	(161,719)	—	21,608,502
Maxim Invesco ADR Portfolio Initial Class	525,527	4,626,609	1,232,436	318,257	(36,598)	—	5,964,734
Maxim Janus Large Cap Growth Portfolio Initial Class	1,173,384	8,389,702	1,646,457	1,705,711	(431,061)	—	10,243,644
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	161,894	2,771,105	705,777	154,533	48,524	—	3,636,136
Maxim MFS International Growth Portfolio Initial Class	445,698	3,797,733	880,284	363,411	(13,940)	—	4,898,217
Maxim Money Market Portfolio	6,962,145	5,360,982	1,686,540	85,377	—	—	6,962,145
Maxim Putnam Equity Income Portfolio Initial Class	1,159,006	9,689,630	2,300,269	584,710	14,316	—	12,633,168
Maxim Putnam High Yield Bond Portfolio Initial Class	1,835,002	11,548,941	3,023,988	356,193	10,769	—	14,881,864
Maxim S&P 500® Index Portfolio Initial Class	3,598,789	35,203,496	8,020,955	1,607,179	424,794	—	45,920,552
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,803,553	15,044,064	3,427,049	928,979	31,322	—	19,586,586
Maxim Short Duration Bond Portfolio Initial Class	1,076,162	8,636,539	2,636,897	159,499	2,510	31,852	11,202,846
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	650,493	7,910,559	1,888,391	376,948	72,362	—	10,303,804
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	186,657	2,685,788	556,567	171,046	4,549	—	3,432,612
Maxim Templeton Global Bond Portfolio Initial Class	1,495,336	11,100,044	2,966,547	412,697	5,707	—	14,385,136

					$258,290	$702,709	$345,317,034

Maxim Lifetime 2015 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	700,914	$267,384	$437,830	$6,662	$—	$2,362	$700,914
Maxim American Century Growth Portfolio Initial Class	69,625	303,266	446,001	36,218	4,029	—	793,725
Maxim Bond Index Portfolio Initial Class	164,946	867,389	1,440,980	20,789	214	11,903	2,269,656
Maxim Federated Bond Portfolio Initial Class	208,438	867,421	1,417,412	25,275	520	12,469	2,269,892
Maxim Index 600 Portfolio Initial Class	71,407	268,612	416,087	33,244	2,600	—	696,931
Maxim International Index Portfolio Initial Class	147,204	525,149	809,180	73,348	(6,213)	—	1,361,634
Maxim Invesco ADR Portfolio Initial Class	33,082	144,894	227,699	16,172	(1,567)	—	375,478
Maxim Janus Large Cap Growth Portfolio Initial Class	74,056	268,720	365,721	93,410	(28,513)	—	646,508
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	10,075	86,303	132,615	8,826	910	—	226,295
Maxim MFS International Growth Portfolio Initial Class	27,837	118,078	177,228	18,751	(412)	—	305,925
Maxim Money Market Portfolio	268,418	102,380	168,430	2,391	—	—	268,418
Maxim Putnam Equity Income Portfolio Initial Class	72,817	304,138	462,509	33,967	1,545	—	793,706
Maxim Putnam High Yield Bond Portfolio Initial Class	70,804	220,731	340,021	7,587	(31)	—	574,220
Maxim S&P 500® Index Portfolio Initial Class	225,824	1,101,466	1,657,022	114,783	14,143	—	2,881,513
Maxim S&P MidCap 400® Index Portfolio Initial Class	113,688	472,484	711,847	46,816	3,173	—	1,234,656
Maxim Short Duration Bond Portfolio Initial Class	41,319	164,113	268,126	4,896	(43)	1,282	430,127
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	40,994	248,464	379,415	25,206	2,553	—	649,345
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	11,764	84,969	122,926	10,201	(513)	—	216,333
Maxim Templeton Global Bond Portfolio Initial Class	57,627	212,207	328,531	6,306	(164)	—	554,374

					$(7,769)	$28,016	$17,249,650

Maxim Lifetime 2025 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	3,503,335	$2,736,996	$799,630	$46,473	$—	$13,472	$3,503,335
Maxim American Century Growth Portfolio Initial Class	404,283	3,589,119	564,731	140,225	9,724	—	4,608,829
Maxim Bond Index Portfolio Initial Class	1,590,810	17,132,758	5,246,242	359,860	10,267	113,483	21,889,540
Maxim Federated Bond Portfolio Initial Class	2,012,731	17,148,051	4,924,136	336,141	14,681	119,108	21,918,643
Maxim Index 600 Portfolio Initial Class	500,726	3,795,563	795,364	144,802	35,011	—	4,887,088
Maxim International Index Portfolio Initial Class	1,006,692	7,301,230	1,527,034	426,326	(52,057)	—	9,311,897
Maxim Invesco ADR Portfolio Initial Class	225,568	2,006,479	484,070	110,363	(9,086)	—	2,560,197
Maxim Janus Large Cap Growth Portfolio Initial Class	429,180	2,934,690	456,366	255,133	(59,160)	—	3,746,741
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	70,788	1,235,165	245,720	41,710	12,437	—	1,589,902
Maxim MFS International Growth Portfolio Initial Class	191,689	1,643,905	304,699	95,817	(2,031)	—	2,106,658
Maxim Money Market Portfolio	1,337,792	1,045,082	310,251	17,541	—	—	1,337,792
Maxim Putnam Equity Income Portfolio Initial Class	422,613	3,600,884	691,115	149,646	1,153	—	4,606,476
Maxim Putnam High Yield Bond Portfolio Initial Class	679,768	4,318,904	1,043,001	102,323	3,148	—	5,512,915
Maxim S&P 500® Index Portfolio Initial Class	1,310,737	13,039,919	2,406,400	390,205	99,035	—	16,725,010
Maxim S&P MidCap 400® Index Portfolio Initial Class	657,712	5,584,183	971,890	188,494	3,956	—	7,142,756
Maxim Short Duration Bond Portfolio Initial Class	206,412	1,679,061	483,313	31,436	136	6,349	2,148,744
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	237,387	2,936,769	577,453	95,082	16,553	—	3,760,212
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	68,040	977,359	167,081	29,086	951	—	1,251,261
Maxim Templeton Global Bond Portfolio Initial Class	621,217	4,663,317	1,128,244	129,020	397	—	5,976,112

					$85,115	$252,412	$124,584,108

Maxim Lifetime 2025 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	8,987,095	$6,758,068	$2,306,591	$111,388	$—	$33,824	$8,987,095
Maxim American Century Growth Portfolio Initial Class	1,975,755	16,861,729	3,418,006	572,052	64,900	—	22,523,611
Maxim Bond Index Portfolio Initial Class	4,093,470	42,432,078	15,040,399	816,758	33,979	288,223	56,326,145
Maxim Federated Bond Portfolio Initial Class	5,173,865	42,435,011	14,293,119	838,876	46,112	301,940	56,343,391
Maxim Index 600 Portfolio Initial Class	2,450,899	17,885,863	4,479,054	605,383	93,981	—	23,920,769
Maxim International Index Portfolio Initial Class	4,932,202	34,376,564	8,366,841	1,317,410	(146,419)	—	45,622,867
Maxim Invesco ADR Portfolio Initial Class	1,107,512	9,451,966	2,598,567	319,305	(35,712)	—	12,570,256
Maxim Janus Large Cap Growth Portfolio Initial Class	2,110,499	14,074,181	2,668,863	1,210,914	(353,093)	—	18,424,655
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	347,469	5,833,313	1,397,786	159,075	45,887	—	7,804,160
Maxim MFS International Growth Portfolio Initial Class	933,217	7,712,030	1,717,106	373,615	(11,442)	—	10,256,059
Maxim Money Market Portfolio	3,476,633	2,614,208	903,890	41,464	—	—	3,476,633
Maxim Putnam Equity Income Portfolio Initial Class	2,067,464	16,905,191	3,891,921	450,097	21,341	—	22,535,359
Maxim Putnam High Yield Bond Portfolio Initial Class	1,747,386	10,673,238	3,107,442	244,061	8,981	—	14,171,303
Maxim S&P 500® Index Portfolio Initial Class	6,412,832	61,256,727	14,251,005	1,795,087	311,584	—	81,827,735
Maxim S&P MidCap 400® Index Portfolio Initial Class	3,229,732	26,295,418	5,700,711	589,071	35,455	—	35,074,889
Maxim Short Duration Bond Portfolio Initial Class	529,321	4,144,584	1,392,992	71,959	300	16,026	5,510,227
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,165,119	13,834,693	3,337,974	336,516	85,595	—	18,455,489
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	335,504	4,648,797	967,495	93,657	7,981	—	6,169,919
Maxim Templeton Global Bond Portfolio Initial Class	1,596,796	11,545,978	3,285,700	238,168	13,456	—	15,361,182

					$222,886	$640,013	$465,361,744

Maxim Lifetime 2025 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	415,642	$127,710	$293,177	$6,585	$—	$1,340	$415,642
Maxim American Century Growth Portfolio Initial Class	182,798	640,786	1,321,252	76,096	8,596	—	2,083,901
Maxim Bond Index Portfolio Initial Class	188,668	798,150	1,872,737	50,721	2,425	13,608	2,596,076
Maxim Federated Bond Portfolio Initial Class	238,592	798,242	1,843,060	49,852	1,941	14,261	2,598,270
Maxim Index 600 Portfolio Initial Class	226,126	682,591	1,465,864	70,078	4,792	—	2,206,989
Maxim International Index Portfolio Initial Class	455,507	1,302,136	2,775,764	134,191	(10,593)	—	4,213,440
Maxim Invesco ADR Portfolio Initial Class	102,497	358,490	785,425	28,814	(2,667)	—	1,163,339
Maxim Janus Large Cap Growth Portfolio Initial Class	194,789	549,237	1,063,620	139,557	(40,368)	—	1,700,507
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	32,013	221,673	470,279	19,568	2,015	—	719,013
Maxim MFS International Growth Portfolio Initial Class	86,564	293,962	615,002	39,778	(552)	—	951,340
Maxim Money Market Portfolio	160,220	49,229	113,385	2,394	—	—	160,220
Maxim Putnam Equity Income Portfolio Initial Class	191,200	643,327	1,346,037	53,534	2,847	—	2,084,083
Maxim Putnam High Yield Bond Portfolio Initial Class	80,258	200,698	441,160	12,625	(98)	—	650,889
Maxim S&P 500® Index Portfolio Initial Class	592,364	2,327,694	4,834,985	202,763	21,722	—	7,558,562
Maxim S&P MidCap 400® Index Portfolio Initial Class	298,268	1,000,572	2,091,613	83,309	6,453	—	3,239,191
Maxim Short Duration Bond Portfolio Initial Class	24,552	78,499	180,077	4,395	46	762	255,584
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	107,805	526,722	1,099,076	36,152	2,595	—	1,707,627
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	31,028	177,494	370,044	20,854	(517)	—	570,604
Maxim Templeton Global Bond Portfolio Initial Class	73,355	217,068	479,178	12,447	(174)	—	705,678

					$(1,537)	$29,971	$35,580,955

Maxim Lifetime 2035 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	562,324	$436,335	$128,335	$4,507	$—	$2,161	$562,324
Maxim American Century Growth Portfolio Initial Class	406,170	3,590,073	558,946	116,335	10,946	—	4,630,334
Maxim Bond Index Portfolio Initial Class	739,863	7,895,073	2,439,580	96,884	1,911	52,980	10,180,513
Maxim Federated Bond Portfolio Initial Class	934,347	7,896,677	2,284,854	94,842	3,274	55,521	10,175,033
Maxim Index 600 Portfolio Initial Class	594,549	4,500,123	949,206	165,037	50,085	—	5,802,802
Maxim International Index Portfolio Initial Class	1,180,514	8,518,344	1,824,520	478,943	(45,825)	—	10,919,751
Maxim Invesco ADR Portfolio Initial Class	264,946	2,345,252	561,298	107,854	(6,817)	—	3,007,134
Maxim Janus Large Cap Growth Portfolio Initial Class	431,884	2,942,737	447,314	219,397	(44,726)	—	3,770,351
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	84,313	1,468,633	288,349	42,982	15,542	—	1,893,661
Maxim MFS International Growth Portfolio Initial Class	223,588	1,915,614	370,649	122,777	1,965	—	2,457,227
Maxim Money Market Portfolio	222,283	172,479	51,529	1,726	—	—	222,283
Maxim Putnam Equity Income Portfolio Initial Class	424,771	3,603,790	668,151	107,501	2,804	—	4,630,009
Maxim Putnam High Yield Bond Portfolio Initial Class	314,343	1,982,910	473,214	25,101	217	—	2,549,325
Maxim S&P 500® Index Portfolio Initial Class	1,323,477	13,107,143	2,353,245	287,343	72,195	—	16,887,565
Maxim S&P MidCap 400® Index Portfolio Initial Class	662,227	5,590,385	989,948	165,731	7,940	—	7,191,790
Maxim Short Duration Bond Portfolio Initial Class	33,943	274,047	79,171	2,812	2	1,048	353,345
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	238,608	2,939,608	556,073	63,232	12,414	—	3,779,551
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	68,217	974,683	174,292	29,803	2,046	—	1,254,509
Maxim Templeton Global Bond Portfolio Initial Class	312,526	2,332,897	541,170	25,289	(222)	—	3,006,502

					$83,751	$111,710	$93,274,009

Maxim Lifetime 2035 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	1,021,202	$758,454	$280,711	$21,787	$—	$3,824	$1,021,202
Maxim American Century Growth Portfolio Initial Class	1,622,912	13,704,560	2,788,106	312,529	29,074	—	18,501,200
Maxim Bond Index Portfolio Initial Class	1,343,763	13,769,180	5,205,921	380,340	6,047	94,976	18,490,186
Maxim Federated Bond Portfolio Initial Class	1,698,824	13,770,217	4,934,834	353,644	12,971	99,490	18,500,192
Maxim Index 600 Portfolio Initial Class	2,372,088	17,175,963	4,251,002	377,312	72,732	—	23,151,581
Maxim International Index Portfolio Initial Class	4,724,821	32,565,109	7,949,018	753,132	(86,250)	—	43,704,592
Maxim Invesco ADR Portfolio Initial Class	1,061,598	8,964,511	2,499,599	200,493	(19,506)	—	12,049,132
Maxim Janus Large Cap Growth Portfolio Initial Class	1,727,207	11,335,734	2,091,905	688,973	(219,100)	—	15,078,519
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	334,707	5,573,798	1,308,185	90,551	19,007	—	7,517,525
Maxim MFS International Growth Portfolio Initial Class	897,991	7,330,990	1,614,214	217,952	(4,792)	—	9,868,919
Maxim Money Market Portfolio	399,532	296,764	110,983	8,215	—	—	399,532
Maxim Putnam Equity Income Portfolio Initial Class	1,698,562	13,727,817	3,204,908	211,892	6,511	—	18,514,325
Maxim Putnam High Yield Bond Portfolio Initial Class	574,138	3,466,170	1,081,737	99,604	1,787	—	4,656,263
Maxim S&P 500® Index Portfolio Initial Class	5,265,488	49,746,872	11,718,277	962,614	181,609	—	67,187,625
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,645,096	21,359,195	4,591,192	232,229	9,177	—	28,725,745
Maxim Short Duration Bond Portfolio Initial Class	59,707	461,726	167,376	12,684	(98)	1,813	621,546
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	955,524	11,217,456	2,710,943	147,147	32,292	—	15,135,494
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	274,858	3,755,093	820,558	49,829	3,988	—	5,054,640
Maxim Templeton Global Bond Portfolio Initial Class	571,643	4,088,165	1,236,820	99,509	2,715	—	5,499,204

					$48,164	$200,103	$313,677,422

Maxim Lifetime 2035 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	50,941	$13,245	$38,426	$893	$—	$163	$50,941
Maxim American Century Growth Portfolio Initial Class	184,626	546,430	1,417,454	56,187	5,685	—	2,104,740
Maxim Bond Index Portfolio Initial Class	69,071	247,036	735,512	23,089	1,042	4,982	950,412
Maxim Federated Bond Portfolio Initial Class	87,278	247,046	723,423	22,183	808	5,220	950,461
Maxim Index 600 Portfolio Initial Class	270,010	686,254	1,874,500	69,705	7,395	—	2,635,296
Maxim International Index Portfolio Initial Class	536,928	1,295,644	3,522,740	162,604	(14,847)	—	4,966,582
Maxim Invesco ADR Portfolio Initial Class	120,493	356,307	987,373	31,043	(3,374)	—	1,367,598
Maxim Janus Large Cap Growth Portfolio Initial Class	196,466	449,003	1,170,537	118,781	(33,015)	—	1,715,146
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	38,294	223,736	601,418	18,175	2,744	—	860,085
Maxim MFS International Growth Portfolio Initial Class	101,565	291,118	773,380	42,847	(1,248)	—	1,116,201
Maxim Money Market Portfolio	18,522	4,816	14,021	315	—	—	18,522
Maxim Putnam Equity Income Portfolio Initial Class	193,028	547,140	1,458,147	46,722	2,028	—	2,104,010
Maxim Putnam High Yield Bond Portfolio Initial Class	29,121	61,465	171,978	4,955	(55)	—	236,173
Maxim S&P 500® Index Portfolio Initial Class	601,390	1,992,449	5,260,164	164,767	27,230	—	7,673,738
Maxim S&P MidCap 400® Index Portfolio Initial Class	301,051	851,000	2,258,164	65,549	3,663	—	3,269,415
Maxim Short Duration Bond Portfolio Initial Class	3,115	8,430	24,459	633	5	97	32,431
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	108,546	446,804	1,186,525	28,281	3,094	—	1,719,373
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	31,212	149,340	396,473	14,574	(688)	—	573,993
Maxim Templeton Global Bond Portfolio Initial Class	29,375	73,431	205,488	4,688	(125)	—	282,583

					$342	$10,462	$32,627,700

Maxim Lifetime 2045 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	198,394	$1,730,720	$287,424	$46,347	$4,081	$—	$2,261,688
Maxim Bond Index Portfolio Initial Class	229,999	2,426,354	798,490	41,687	816	16,482	3,164,792
Maxim Federated Bond Portfolio Initial Class	290,603	2,426,998	752,809	41,369	1,529	17,267	3,164,669
Maxim Index 600 Portfolio Initial Class	339,233	2,529,882	552,011	69,017	19,616	—	3,310,915
Maxim International Index Portfolio Initial Class	668,563	4,764,616	991,396	148,549	(16,062)	—	6,184,212
Maxim Invesco ADR Portfolio Initial Class	149,713	1,309,587	315,647	40,011	(2,813)	—	1,699,248
Maxim Janus Large Cap Growth Portfolio Initial Class	211,737	1,419,390	217,022	73,549	(16,965)	—	1,848,464
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	47,909	822,665	168,630	18,081	6,196	—	1,076,047
Maxim MFS International Growth Portfolio Initial Class	126,645	1,070,330	196,174	39,169	(217)	—	1,391,828
Maxim Putnam Equity Income Portfolio Initial Class	207,473	1,733,223	343,641	40,320	1,058	—	2,261,454
Maxim Putnam High Yield Bond Portfolio Initial Class	97,639	608,641	158,272	11,101	364	—	791,853
Maxim S&P 500® Index Portfolio Initial Class	645,487	6,305,621	1,201,975	110,921	23,247	—	8,236,413
Maxim S&P MidCap 400® Index Portfolio Initial Class	324,280	2,698,332	499,685	52,610	1,871	—	3,521,685
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	116,814	1,417,826	286,153	23,281	4,538	—	1,850,332
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	33,524	472,572	87,647	9,667	578	—	616,512
Maxim Templeton Global Bond Portfolio Initial Class	109,344	806,362	204,873	13,053	523	—	1,051,885

					$28,360	$33,749	$42,431,997

Maxim Lifetime 2045 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	748,022	$5,894,636	$1,719,558	$122,290	$11,260	$—	$8,527,449
Maxim Bond Index Portfolio Initial Class	413,668	3,948,102	1,872,285	96,931	191	29,124	5,692,071
Maxim Federated Bond Portfolio Initial Class	522,858	3,948,622	1,795,756	95,359	1,546	30,508	5,693,930
Maxim Index 600 Portfolio Initial Class	1,275,936	8,607,924	2,828,863	78,784	15,486	—	12,453,135
Maxim International Index Portfolio Initial Class	2,520,062	16,198,963	5,508,952	410,117	(39,566)	—	23,310,570
Maxim Invesco ADR Portfolio Initial Class	566,294	4,464,375	1,673,577	109,472	(10,944)	—	6,427,436
Maxim Janus Large Cap Growth Portfolio Initial Class	798,087	5,051,297	1,318,878	497,810	(128,445)	—	6,967,296
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	180,416	2,800,180	893,801	20,721	4,907	—	4,052,136
Maxim MFS International Growth Portfolio Initial Class	477,491	3,633,419	1,134,562	107,076	(4,880)	—	5,247,631
Maxim Putnam Equity Income Portfolio Initial Class	782,609	5,900,395	1,947,416	111,478	3,742	—	8,530,441
Maxim Putnam High Yield Bond Portfolio Initial Class	176,085	990,561	403,172	25,843	1,730	—	1,428,050
Maxim S&P 500® Index Portfolio Initial Class	2,425,294	21,386,737	6,936,914	374,033	66,118	—	30,946,758
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,221,814	9,184,244	2,849,713	90,981	3,764	—	13,268,901
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	440,443	4,824,292	1,621,180	72,267	13,287	—	6,976,624
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	125,980	1,611,486	491,414	19,475	1,271	—	2,316,765
Maxim Templeton Global Bond Portfolio Initial Class	195,776	1,304,945	522,011	31,780	1,565	—	1,883,369

					$(58,968)	$59,632	$143,722,562

Maxim Lifetime 2045 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	100,782	$193,142	$873,806	$16,524	$1,749	$—	$1,148,911
Maxim Bond Index Portfolio Initial Class	31,327	72,687	370,515	7,837	317	2,236	431,065
Maxim Federated Bond Portfolio Initial Class	39,593	72,696	365,855	7,687	270	2,344	431,169
Maxim Index 600 Portfolio Initial Class	172,443	282,790	1,338,290	16,124	1,078	—	1,683,040
Maxim International Index Portfolio Initial Class	339,233	530,717	2,498,983	54,815	(4,860)	—	3,137,901
Maxim Invesco ADR Portfolio Initial Class	76,204	146,272	704,385	12,374	(1,221)	—	864,910
Maxim Janus Large Cap Growth Portfolio Initial Class	107,449	170,204	717,553	55,365	(15,297)	—	938,034
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	24,325	91,708	429,592	4,618	411	—	546,335
Maxim MFS International Growth Portfolio Initial Class	64,318	119,330	549,114	13,546	(429)	—	706,858
Maxim Putnam Equity Income Portfolio Initial Class	105,395	193,270	896,587	12,355	550	—	1,148,806
Maxim Putnam High Yield Bond Portfolio Initial Class	13,197	18,067	87,947	2,004	(24)	—	107,029
Maxim S&P 500® Index Portfolio Initial Class	327,624	702,687	3,223,224	45,664	7,344	—	4,180,476
Maxim S&P MidCap 400® Index Portfolio Initial Class	164,707	301,136	1,392,742	11,920	690	—	1,788,716
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	59,328	158,100	731,189	7,359	630	—	939,757
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	17,029	53,477	242,675	3,124	(118)	—	313,171
Maxim Templeton Global Bond Portfolio Initial Class	15,022	24,355	118,801	2,005	(30)	—	144,506

					$(8,940)	$4,580	$18,510,684

Maxim Lifetime 2055 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	54,445	$465,351	$99,384	$21,640	$1,645	$—	$620,673
Maxim Bond Index Portfolio Initial Class	58,303	603,004	222,963	19,420	64	4,094	802,252
Maxim Federated Bond Portfolio Initial Class	73,674	603,081	212,701	20,177	387	4,291	802,308
Maxim Index 600 Portfolio Initial Class	107,202	786,289	197,199	29,152	6,836	—	1,046,296
Maxim International Index Portfolio Initial Class	210,929	1,478,192	378,914	89,083	(9,542)	—	1,951,092
Maxim Invesco ADR Portfolio Initial Class	47,396	407,723	115,120	20,796	(1,438)	—	537,941
Maxim Janus Large Cap Growth Portfolio Initial Class	58,116	383,280	78,726	34,939	(7,903)	—	507,352
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	15,143	254,933	62,442	8,661	2,529	—	340,115
Maxim MFS International Growth Portfolio Initial Class	39,948	332,269	74,900	19,131	(131)	—	439,023
Maxim Putnam Equity Income Portfolio Initial Class	56,943	466,367	116,896	23,052	363	—	620,684
Maxim Putnam High Yield Bond Portfolio Initial Class	24,781	151,848	46,079	5,766	281	—	200,975
Maxim S&P 500® Index Portfolio Initial Class	177,016	1,695,741	407,807	63,094	14,068	—	2,258,727
Maxim S&P MidCap 400® Index Portfolio Initial Class	89,073	726,303	171,082	31,163	876	—	967,331
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	32,057	381,462	96,963	14,685	2,810	—	507,783
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	9,203	127,578	29,419	5,385	308	—	169,246
Maxim Templeton Global Bond Portfolio Initial Class	33,534	242,982	73,232	9,736	210	—	322,602

					$11,363	$8,385	$12,094,400

Maxim Lifetime 2055 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	150,848	$ 1,258,496	$ 290,666	$ 40,808	$	4,078	$	—	$	1,719,665
Maxim Bond Index Portfolio Initial Class	78,926	796,614	328,012	32,939		55		5,590		1,086,026
Maxim Federated Bond Portfolio Initial Class	99,737	796,693	312,377	31,858		444		5,856		1,086,131
Maxim Index 600 Portfolio Initial Class	296,825	2,119,186	547,540	30,324		7,176		—		2,897,012
Maxim International Index Portfolio Initial Class	585,104	3,970,325	1,120,705	162,272		(13,975)		—		5,412,212
Maxim Invesco ADR Portfolio Initial Class	131,077	1,091,345	338,985	38,952		(3,701)		—		1,487,722
Maxim Janus Large Cap Growth Portfolio Initial Class	160,907	1,069,911	222,506	111,550		(25,226)		—		1,404,717
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	41,954	689,569	174,782	10,614		3,500		—		942,290
Maxim MFS International Growth Portfolio Initial Class	110,933	892,298	226,473	38,338		(675)		—		1,219,158
Maxim Putnam Equity Income Portfolio Initial Class	157,799	1,258,944	335,861	37,719		1,606		—		1,720,012
Maxim Putnam High Yield Bond Portfolio Initial Class	33,758	200,798	69,069	7,926		290		—		273,779
Maxim S&P 500® Index Portfolio Initial Class	491,615	4,590,047	1,199,746	121,894		27,022		—		6,273,008
Maxim S&P MidCap 400® Index Portfolio Initial Class	246,624	1,961,583	485,356	42,028		2,522		—		2,678,337
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	88,738	1,028,718	278,650	23,822		4,829		—		1,405,603
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	25,381	342,132	85,438	8,788		464		—		466,754
Maxim Templeton Global Bond Portfolio Initial Class	45,270	319,117	107,240	12,192		134		—		435,500

					$	8,543	$	11,446	$	30,507,926

Maxim Lifetime 2055 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 3/30/2012
Maxim American Century Growth Portfolio Initial Class	7,187	$ 32,909	$ 41,863	$ 918	$	104	$	—	$	81,927
Maxim Bond Index Portfolio Initial Class	2,269	12,598	19,173	308		12		161		31,227
Maxim Federated Bond Portfolio Initial Class	2,868	12,601	18,808	304		11		169		31,230
Maxim Index 600 Portfolio Initial Class	14,144	55,333	76,403	2,450		69		—		138,048
Maxim International Index Portfolio Initial Class	27,856	104,246	140,400	3,662		(316)		—		257,666
Maxim Invesco ADR Portfolio Initial Class	6,251	28,720	39,987	785		(82)		—		70,954
Maxim Janus Large Cap Growth Portfolio Initial Class	7,671	27,855	34,307	3,837		(1,192)		—		66,969
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	1,997	18,005	24,484	762		46		—		44,862
Maxim MFS International Growth Portfolio Initial Class	5,271	23,376	30,468	1,017		(42)		—		57,923
Maxim Putnam Equity Income Portfolio Initial Class	7,517	32,932	43,871	887		45		—		81,933
Maxim Putnam High Yield Bond Portfolio Initial Class	969	3,170	4,498	76		(1)		—		7,858
Maxim S&P 500® Index Portfolio Initial Class	23,395	119,889	157,700	3,281		292		—		298,516
Maxim S&P MidCap 400® Index Portfolio Initial Class	11,765	51,351	68,180	1,336		98		—		127,764
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	4,231	26,935	36,024	691		24		—		67,023
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,215	8,990	11,865	273		(12)		—		22,341
Maxim Templeton Global Bond Portfolio Initial Class	1,312	5,082	7,194	75		(1)		—		12,617

					$	(945)	$	330	$	1,398,858

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 30, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Maxim Lifetime 2015 Portfolio I	$143,708,126	$5,305,083	$(1,680,684)	$3,624,399
Maxim Lifetime 2015 Portfolio II	488,619,546	21,962,095	(5,801,090)	16,161,005
Maxim Lifetime 2015 Portfolio III	23,907,884	1,113,479	(151,900)	961,579
maxim Lifetime 2025 Portfolio I	170,518,146	8,401,128	(2,481,221)	5,919,907
Maxim Lifetime 2025 Portfolio II	631,164,926	35,632,081	(9,958,044)	25,674,037
Maxim Lifetime 2025 Portfolio III	47,969,157	2,420,181	(311,364)	2,108,817
Maxim Lifetime 2035 Portfolio I	125,474,018	7,688,481	(2,320,304)	5,368,177
Maxim Lifetime 2035 Portfolio II	423,721,676	27,980,435	(8,014,853)	19,965,582
Maxim Lifetime 2035 Portfolio III	43,657,262	2,849,712	(158,255)	2,691,457
Maxim Lifetime 2045 Portfolio I	57,850,206	3,805,442	(1,148,562)	2,656,880
Maxim Lifetime 2045 Portfolio II	198,299,564	12,585,096	(3,759,453)	8,825,643
Maxim Lifetime 2045 Portfolio III	25,337,454	1,512,952	(65,779)	1,447,173
Maxim Lifetime 2055 Portfolio I	16,984,913	1,001,815	(346,829)	654,986
Maxim Lifetime 2055 Portfolio II	43,123,709	2,671,145	(863,843)	1,807,302
Maxim Lifetime 2055 Portfolio III	1,989,448	102,607	(22,689)	79,918

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
618,522	Maxim Bond Index Portfolio Initial Class(a)	$	8,510,855

TOTAL BOND MUTUAL FUNDS — 37.95% (Cost $8,466,603)		$	8,510,855

EQUITY MUTUAL FUNDS
206,384	Maxim Index 600 Portfolio Initial Class(a)		2,014,305
291,606	Maxim International Index Portfolio Initial Class(a)		2,697,355
475,477	Maxim S&P 500® Index Portfolio Initial Class(a)		6,067,092
226,913	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		2,464,271
57,979	Northern Emerging Markets Equity Index Fund		675,462

TOTAL EQUITY MUTUAL FUNDS — 62.06% (Cost $13,181,033)		$	13,918,485

TOTAL INVESTMENTS — 100.01% (Cost $21,647,636)		$	22,429,340

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(3,282)

TOTAL NET ASSETS — 100.00%		$	22,426,058

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 30, 2012, all investments of the Portfolio were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success of the Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

Transactions with Affiliates

The Portfolio may invest in a fixed interest contract issued and guaranteed by GWL&A. There are currently no such investments. The Portfolio may also invest in various funds affiliated with the Adviser & GWL&A.

Below is a summary of the transactions for each underlying Investment during the period ended March 30, 2012, in which the issuer was an affiliate of the Portfolio as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim Bond Index Portfolio Initial Class	618,522	$5,513,489	$3,381,588	$333,335	$158	$43,915	$8,510,855
Maxim Index 600 Portfolio Initial Class	206,384	1,321,514	647,823	116,404	9,836	—	2,014,305
Maxim International Index Portfolio Initial Class	291,606	1,772,908	889,514	196,968	(20,504)	—	2,697,355
Maxim S&P 500® Index Portfolio Initial Class	475,477	3,930,652	1,859,909	269,569	22,690	—	6,067,092
Maxim S&P MidCap 400® Index Portfolio Initial Class	226,913	1,598,032	766,781	139,393	(7,584)	—	2,464,271

					$4,596	$43,915	$21,753,878

2. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended March 30, 2012, the U.S. Federal income tax cost basis was $21,804,117. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $852,880 and gross depreciation of securities in which there was an excess of tax cost over value of $227,657 resulting in net appreciation of $625,223.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED ETF PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND EXCHANGE TRADED FUNDS
865	Vanguard Total Bond Market ETF	$	72,037

TOTAL BOND EXCHANGE TRADED FUNDS — 34.55% (Cost $72,131)		$	72,037

EQUITY EXCHANGE TRADED FUNDS
713	Vanguard MSCI EAFE ETF		24,264
137	Vanguard MSCI Emerging Markets ETF		5,955
275	Vanguard Russell 2000 ETF		18,183
855	Vanguard S&P 500 ETF		55,036
337	Vanguard S&P Mid-Cap 400 ETF		22,421

TOTAL EQUITY EXCHANGE TRADED FUNDS — 60.36% (Cost $117,776)		$	125,859

MONEY MARKET MUTUAL FUNDS
10,683	Federated Government Obligations Fund Institutional		10,683

TOTAL MONEY MARKET MUTUAL FUNDS — 5.12% (Cost $10,683)		$	10,683

TOTAL INVESTMENTS — 100.03% (Cost $200,590)		$	208,579

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$	(72)

TOTAL NET ASSETS — 100.00%		$	208,507

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED ETF PORTFOLIO

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Balanced ETF Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The Portfolio commenced operations on January 23, 2012. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Portfolio’s distributor to make the shares available. The minimum initial investment in the Portfolio is $10,000.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying Exchange Traded Funds (ETFs) are valued at the closing market price.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of March 30, 2012, all investments of the Portfolio were in ETFs or mutual funds that were actively traded, therefore 100% of the investments were valued using Level 1 inputs. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success of the Portfolio will be impacted by the results of the underlying ETFs.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying ETFs. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolio may receive more or less than NAV when it sells those shares.

The Portfolio’s underlying ETFs may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETFs to be subject to larger short-term declines in value.

The Portfolio’s underlying ETFs may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying ETFs that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying ETFs are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended March 30, 2012, the U.S. Federal income tax cost basis was $200,590. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,082 and gross depreciation of securities in which there was an excess of tax cost over value of $93 resulting in net appreciation of $7,989.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2015 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,298,444	Maxim Bond Index Portfolio Initial Class(a)	$	17,866,593

TOTAL BOND MUTUAL FUNDS — 35.92% (Cost $17,584,089)		$	17,866,593

EQUITY MUTUAL FUNDS
344,712	Maxim Index 600 Portfolio Initial Class(a)		3,364,389
771,755	Maxim International Index Portfolio Initial Class(a)		7,138,731
968,732	Maxim S&P 500® Index Portfolio Initial Class(a)		12,361,024
485,716	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		5,274,878
84,992	Northern Emerging Markets Equity Index Fund		990,150

TOTAL EQUITY MUTUAL FUNDS — 58.57% (Cost $27,809,726)		$	29,129,172

Account Balance

FIXED INTEREST CONTRACT
2,747,760(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		2,747,760

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $2,747,760)		$	2,747,760

TOTAL INVESTMENTS — 100.02% (Cost $48,141,575)		$	49,743,525

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(8,557)

TOTAL NET ASSETS — 100.00%		$	49,734,968

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2020 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
68,759	Maxim Bond Index Portfolio Initial Class(a)	$	946,128

TOTAL BOND MUTUAL FUNDS — 35.77% (Cost $954,959)		$	946,128

EQUITY MUTUAL FUNDS
18,255	Maxim Index 600 Portfolio Initial Class(a)		178,174
41,332	Maxim International Index Portfolio Initial Class(a)		382,319
51,614	Maxim S&P 500® Index Portfolio Initial Class(a)		658,595
25,873	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		280,979
4,584	Northern Emerging Markets Equity Index Fund		53,399

TOTAL EQUITY MUTUAL FUNDS — 58.72% (Cost $1,516,317)		$	1,553,466

Account Balance

FIXED INTEREST CONTRACT
146,242(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		146,242

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $146,242)		$	146,242

TOTAL INVESTMENTS — 100.02% (Cost $2,617,518)		$	2,645,836

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(461)

TOTAL NET ASSETS — 100.00%		$	2,645,375

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2025 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
960,211	Maxim Bond Index Portfolio Initial Class(a)	$	13,212,503

TOTAL BOND MUTUAL FUNDS — 31.27% (Cost $13,061,592)		$	13,212,503

EQUITY MUTUAL FUNDS
337,783	Maxim Index 600 Portfolio Initial Class(a)		3,296,761
745,955	Maxim International Index Portfolio Initial Class(a)		6,900,085
887,743	Maxim S&P 500® Index Portfolio Initial Class(a)		11,327,601
444,928	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		4,831,921
102,807	Northern Emerging Markets Equity Index Fund		1,197,696

TOTAL EQUITY MUTUAL FUNDS — 65.22% (Cost $26,634,663)		$	27,554,064

Account Balance

FIXED INTEREST CONTRACT
1,490,590(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		1,490,590

TOTAL FIXED INTEREST CONTRACT — 3.53% (Cost $1,490,590)		$	1,490,590

TOTAL INVESTMENTS — 100.02% (Cost $41,186,845)		$	42,257,157

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(7,114)

TOTAL NET ASSETS — 100.00%		$	42,250,043

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2030 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
30,241	Maxim Bond Index Portfolio Initial Class(a)	$	416,110

TOTAL BOND MUTUAL FUNDS — 22.08% (Cost $418,377)		$	416,110

EQUITY MUTUAL FUNDS
18,440	Maxim Index 600 Portfolio Initial Class(a)		179,973
39,991	Maxim International Index Portfolio Initial Class(a)		369,917
44,508	Maxim S&P 500® Index Portfolio Initial Class(a)		567,920
22,313	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		242,321
6,555	Northern Emerging Markets Equity Index Fund		76,372

TOTAL EQUITY MUTUAL FUNDS — 76.24% (Cost $1,342,554)		$	1,436,503

Account Balance

FIXED INTEREST CONTRACT
31,800(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		31,800

TOTAL FIXED INTEREST CONTRACT — 1.69% (Cost $31,800)		$	31,800

TOTAL INVESTMENTS — 100.01% (Cost $1,792,731)		$	1,884,413

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(266)

TOTAL NET ASSETS — 100.00%		$	1,884,147

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2035 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
248,327	Maxim Bond Index Portfolio Initial Class(a)	$3,416,983

TOTAL BOND MUTUAL FUNDS — 14.58% (Cost $3,368,404)		$3,416,983

EQUITY MUTUAL FUNDS
266,422	Maxim Index 600 Portfolio Initial Class(a)	2,600,275
567,053	Maxim International Index Portfolio Initial Class(a)	5,245,244
591,657	Maxim S&P 500® Index Portfolio Initial Class(a)	7,549,548
296,810	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,223,352
108,173	Northern Emerging Markets Equity Index Fund	1,260,216

TOTAL EQUITY MUTUAL FUNDS — 84.79% (Cost $19,262,385)		$19,878,635

Account Balance

FIXED INTEREST CONTRACT
152,210(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	152,210

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $152,210)		$152,210

TOTAL INVESTMENTS — 100.02% (Cost $22,782,999)		$23,447,828

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(3,994)

TOTAL NET ASSETS — 100.00%		$23,443,834

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2040 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
9,645	Maxim Bond Index Portfolio Initial Class(a)	$	132,713

TOTAL BOND MUTUAL FUNDS — 10.38% (Cost $132,967)		$	132,713

EQUITY MUTUAL FUNDS
15,914	Maxim Index 600 Portfolio Initial Class(a)		155,324
33,327	Maxim International Index Portfolio Initial Class(a)		308,275
32,670	Maxim S&P 500® Index Portfolio Initial Class(a)		416,867
16,409	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		178,206
7,336	Northern Emerging Markets Equity Index Fund		85,460

TOTAL EQUITY MUTUAL FUNDS — 89.50% (Cost $1,042,761)		$	1,144,132

Account Balance

FIXED INTEREST CONTRACT
1,787(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		1,787

TOTAL FIXED INTEREST CONTRACT — 0.14% (Cost $1,787)		$	1,787

TOTAL INVESTMENTS — 100.02% (Cost $1,177,515)		$	1,278,632

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(209)

TOTAL NET ASSETS — 100.00%		$	1,278,423

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at March 30, 2012.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2045 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
72,085	Maxim Bond Index Portfolio Initial Class(a)	$	991,894

TOTAL BOND MUTUAL FUNDS — 8.82% (Cost $976,869)		$	991,894

EQUITY MUTUAL FUNDS
147,537	Maxim Index 600 Portfolio Initial Class(a)		1,439,963
303,389	Maxim International Index Portfolio Initial Class(a)		2,806,344
280,924	Maxim S&P 500® Index Portfolio Initial Class(a)		3,584,586
141,022	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		1,531,502
76,546	Northern Emerging Markets Equity Index Fund		891,760

TOTAL EQUITY MUTUAL FUNDS — 91.20% (Cost $9,965,473)		$	10,254,155

TOTAL INVESTMENTS — 100.02% (Cost $10,942,342)		$	11,246,049

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(1,812)

TOTAL NET ASSETS — 100.00%		$	11,244,237

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2050 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares				Value

BOND MUTUAL FUNDS
	941	Maxim Bond Index Portfolio Initial Class(a)	$	12,950

TOTAL BOND MUTUAL FUNDS — 8.29% (Cost $12,911)			$	12,950
EQUITY MUTUAL FUNDS
	2,122	Maxim Index 600 Portfolio Initial Class(a)		20,707
	4,277	Maxim International Index Portfolio Initial Class(a)		39,567
	3,774	Maxim S&P 500® Index Portfolio Initial Class(a)		48,155
	1,891	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		20,541
	1,228	Northern Emerging Markets Equity Index Fund		14,303

TOTAL EQUITY MUTUAL FUNDS — 91.72% (Cost $134,091)			$	143,273

TOTAL INVESTMENTS — 100.01% (Cost $147,002)			$	156,223

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(23)

TOTAL NET ASSETS — 100.00%			$	156,200

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2055 PORTFOLIO

Schedule of Investments

As of March 30, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
4,442	Maxim Bond Index Portfolio Initial Class(a)	$	61,126

TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $60,980)		$	61,126

EQUITY MUTUAL FUNDS
10,680	Maxim Index 600 Portfolio Initial Class(a)		104,241
21,218	Maxim International Index Portfolio Initial Class(a)		196,263
17,668	Maxim S&P 500® Index Portfolio Initial Class(a)		225,439
8,877	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		96,407
6,902	Northern Emerging Markets Equity Index Fund		80,406

TOTAL EQUITY MUTUAL FUNDS — 92.01% (Cost $684,512)		$	702,756

TOTAL INVESTMENTS — 100.01% (Cost $745,492)		$	763,882

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(114)

TOTAL NET ASSETS — 100.00%		$	763,768

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

March 30, 2012

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

For the period ended March 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2020, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2030, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2040, the Maxim SecureFoundationSM Lifetime 2045, the Maxim SecureFoundationSM Lifetime 2050, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of March 30, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim SecureFoundation Lifetime 2015 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$17,866,593	$—	$—	$17,866,593
Equity Mutual Funds	29,129,172	—	—	29,129,172
Fixed Interest Contract	—	—	2,747,760	2,747,760

Total Investments	$46,995,765	$0	$2,747,760	$49,743,525

Maxim SecureFoundation Lifetime 2020 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$946,128	$—	$—	$946,128
Equity Mutual Funds	1,553,466	—	—	1,553,466
Fixed Interest Contract	—	—	146,242	146,242

Total Investments	$2,499,594	$0	$146,242	$2,645,836

Maxim SecureFoundation Lifetime 2025 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$13,212,503	$—	$—	$13,212,503
Equity Mutual Funds	27,554,064	—	—	27,554,064
Fixed Interest Contract	—	—	1,490,590	1,490,590

Total Investments	$40,766,567	$0	$1,490,590	$42,257,157

Maxim SecureFoundation Lifetime 2030 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$416,110	$—	$—	$416,110
Equity Mutual Funds	1,436,503	—	—	1,436,503
Fixed Interest Contract	—	—	31,800	31,800

Total Investments	$1,852,613	$0	$31,800	$1,884,413

Maxim SecureFoundation Lifetime 2035 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,416,983	$—	$—	$3,416,983
Equity Mutual Funds	19,878,635	—	—	19,878,635
Fixed Interest Contract	—	—	152,210	152,210

Total Investments	$23,295,618	$0	$152,210	$23,447,828

Maxim SecureFoundation Lifetime 2040

Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$132,713	$—	$—	$132,713
Equity Mutual Funds	1,144,132	—	—	1,144,132
Fixed Interest Contract	—	—	1,787	1,787

Total Investments	$1,276,845	$0	$1,787	$1,278,632

Maxim SecureFoundation Lifetime 2045 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$991,894	$—	$—	$991,894
Equity Mutual Funds	10,254,155	—	—	10,254,155

Total Investments	$11,246,049	$0	$0	$11,246,049

Maxim SecureFoundation Lifetime 2050 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$12,950	$—	$—	$12,950
Equity Mutual Funds	143,273	—	—	143,273

Total Investments	$156,223	$0	$0	$156,223

Maxim SecureFoundation Lifetime 2055 Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$61,126	$—	$—	$61,126
Equity Mutual Funds	702,756	—	—	702,756

Total Investments	$763,882	$0	$0	$763,882

The following is a reconciliation of change in Level 3 assets during the period ended March 30, 2012:

Description		Maxim SecureFoundation Lifetime 2015 Portfolio	Maxim SecureFoundation Lifetime 2020 Portfolio	Maxim SecureFoundation Lifetime 2025 Portfolio
Beginning Balance, January 1, 2012	$	2,618,730	$48,037	$1,291,044
Total realized gains (or losses)		-	-	-
Total unrealized gains (or losses)		-	-	-
Total interest received		11,106	338	5,763
Purchases		291,886	134,125	214,659
Sales		(173,962)	(36,258)	(20,876)
Settlements		-	-	-
Amortization		-	-	-
Transfers into Level 3		-	-	-
Transfers out of Level 3		-	-	-

Ending Balance, March 30, 2012	$	2,747,760	$146,242	$1,490,590

Description	Maxim SecureFoundation Lifetime 2030 Portfolio		Maxim SecureFoundation Lifetime 2035 Portfolio		Maxim SecureFoundation Lifetime 2040 Portfolio
Beginning Balance, January 1, 2012	$15,220	$	135,140	$	1,235
Total realized gains (or losses)	-		-		-
Total unrealized gains (or losses)	-		-		-
Total interest received	90		605		9
Purchases	16,731		18,743		552
Sales	(241)		(2,278)		(9)
Settlements	-		-		-
Amortization	-		-		-
Transfers into Level 3	-		-		-
Transfers out of Level 3	-		-		-

Ending Balance, March 30, 2012	$31,800	$	152,210	$	1,787

As of March 30, 2012, the following represents the significant unobservable inputs used during the valuation of the GWL&A Contract:

	Maxim SecureFoundation Lifetime 2015	Maxim SecureFoundation Lifetime 2020	Maxim SecureFoundation Lifetime 2025

Market Value	$2,747,760	$146,242	$1,490,590
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3

	Maxim SecureFoundation Lifetime 2030	Maxim SecureFoundation Lifetime 2035	Maxim SecureFoundation Lifetime 2040

Market Value	$31,800	$152,210	$1,787
Valuation Technique	Internal Model Pricing	Internal Model Pricing	Internal Model Pricing
Unobservable Input	Credit Rating of GWL&A	Credit Rating of GWL&A	Credit Rating of GWL&A
Moody’s Rating	Aa3	Aa3	Aa3

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011 for the Maxim SecureFoundation 2015, 2025, 2035, 2045, and 2055 Portfolios and 2011 for the Maxim SecureFoundation 2020, 2030, 2040, and 2050 portfolios. The statute of limitations on each Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended March 30, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim SecureFoundation Lifetime 2015 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	2,747,760	$2,618,730	$291,886	$173,962	$—	$11,106	$2,747,760
Maxim Bond Index Portfolio Initial Class	1,298,444	16,977,572	2,226,312	1,242,560	7,647	92,732	17,866,593
Maxim Index 600 Portfolio Initial Class	344,712	3,192,086	201,826	375,252	14,283	—	3,364,389
Maxim International Index Portfolio Initial Class	771,755	6,853,136	418,544	969,311	(118,503)	—	7,138,731
Maxim S&P 500® Index Portfolio Initial Class	968,732	11,743,065	533,833	1,255,695	61,851	—	12,361,024
Maxim S&P MidCap 400® Index Portfolio Initial Class	485,716	5,032,354	241,503	686,758	(57,807)	—	5,274,878

					$(92,529)	$103,838	$48,753,375

Maxim SecureFoundation Lifetime 2020 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	146,242	$48,037	$134,125	$36,258	$—	$338	$146,242
Maxim Bond Index Portfolio Initial Class	68,759	312,657	868,191	226,397	(1,282)	4,796	946,128
Maxim Index 600 Portfolio Initial Class	18,255	58,143	159,042	44,913	3,944	—	178,174
Maxim International Index Portfolio Initial Class	41,332	125,517	346,400	97,532	8,251	—	382,319
Maxim S&P 500® Index Portfolio Initial Class	51,614	215,331	583,200	162,644	19,649	—	658,595
Maxim S&P MidCap 400® Index Portfolio Initial Class	25,873	92,123	249,818	67,093	9,020	—	280,979

					$39,582	$5,134	$2,592,437

Maxim SecureFoundation Lifetime 2025 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	1,490,590	$1,291,044	$214,659	$20,876	$—	$5,763	$1,490,590
Maxim Bond Index Portfolio Initial Class	960,211	11,466,201	2,073,087	258,581	897	68,538	13,212,503
Maxim Index 600 Portfolio Initial Class	337,783	2,838,354	266,250	125,489	17,014	—	3,296,761
Maxim International Index Portfolio Initial Class	745,955	5,985,241	625,255	407,591	(44,947)	—	6,900,085
Maxim S&P 500® Index Portfolio Initial Class	887,743	9,745,270	765,303	366,746	40,622	—	11,327,601
Maxim S&P MidCap 400® Index Portfolio Initial Class	444,928	4,174,354	349,230	253,722	(16,764)	—	4,831,921

					$(3,178)	$74,301	$41,059,461

Maxim SecureFoundation Lifetime 2030 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	31,800	$15,220	$16,731	$241	$—	$90	$31,800
Maxim Bond Index Portfolio Initial Class	30,241	201,384	220,348	3,015	109	2,022	416,110
Maxim Index 600 Portfolio Initial Class	18,440	89,841	82,964	4,674	339	—	179,973
Maxim International Index Portfolio Initial Class	39,991	182,562	172,939	8,613	(753)	—	369,917
Maxim S&P 500® Index Portfolio Initial Class	44,508	275,196	259,096	8,853	483	—	567,920
Maxim S&P MidCap 400® Index Portfolio Initial Class	22,313	117,616	110,509	3,596	(294)	—	242,321

					$(116)	$2,112	$1,808,041

Maxim SecureFoundation Lifetime 2035 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	152,210	$135,140	$18,743	$2,278	$—	$605	$152,210
Maxim Bond Index Portfolio Initial Class	248,327	3,037,908	471,526	72,236	3,174	17,828	3,416,983
Maxim Index 600 Portfolio Initial Class	266,422	2,303,968	134,607	106,675	3,239	—	2,600,275
Maxim International Index Portfolio Initial Class	567,053	4,663,927	311,411	273,833	(30,544)	—	5,245,244
Maxim S&P 500® Index Portfolio Initial Class	591,657	6,673,693	227,356	176,912	11,726	—	7,549,548
Maxim S&P MidCap 400® Index Portfolio Initial Class	296,810	2,858,969	107,246	126,239	(9,056)	—	3,223,352

					$(21,461)	$18,433	$22,187,612

Maxim SecureFoundation Lifetime 2040 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 3/30/2012
Great-West Life & Annuity Contract	1,787	$1,235	$552	$9	$—	$9	$1,787
Maxim Bond Index Portfolio Initial Class	9,645	91,993	42,158	682	9	669	132,713
Maxim Index 600 Portfolio Initial Class	15,914	106,647	37,564	1,979	170	—	155,324
Maxim International Index Portfolio Initial Class	33,327	213,246	74,689	4,706	(463)	—	308,275
Maxim S&P 500® Index Portfolio Initial Class	32,670	286,552	96,589	5,060	391	—	416,867
Maxim S&P MidCap 400® Index Portfolio Initial Class	16,409	122,845	39,757	1,303	(59)	—	178,206

					$48	$678	$1,193,172

Maxim SecureFoundation Lifetime 2045 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim Bond Index Portfolio Initial Class	72,085	$865,319	$163,519	$30,613	$1,338	$5,162	$991,894
Maxim Index 600 Portfolio Initial Class	147,537	1,255,703	76,515	35,954	6,173	—	1,439,963
Maxim International Index Portfolio Initial Class	303,389	2,438,072	188,824	106,146	(11,621)	—	2,806,344
Maxim S&P 500® Index Portfolio Initial Class	280,924	3,115,474	183,804	101,557	10,989	—	3,584,586
Maxim S&P MidCap 400® Index Portfolio Initial Class	141,022	1,335,204	65,604	49,919	(2,867)	—	1,531,502

					$4,012	$5,162	$10,354,289

Maxim SecureFoundation Lifetime 2050 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim Bond Index Portfolio Initial Class	941	$8,111	$4,915	$4	$—	$66	$12,950
Maxim Index 600 Portfolio Initial Class	2,122	12,953	6,077	8	—	—	20,707
Maxim International Index Portfolio Initial Class	4,277	24,982	12,170	653	(65)	—	39,567
Maxim S&P 500® Index Portfolio Initial Class	3,774	30,117	13,934	237	20	—	48,155
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,891	12,903	5,824	52	(3)	—	20,541

					$(48)	$66	$141,920

Maxim SecureFoundation Lifetime 2055 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 3/30/2012
Maxim Bond Index Portfolio Initial Class	4,442	$36,382	$30,568	$5,247	$251	$319	$61,126
Maxim Index 600 Portfolio Initial Class	10,680	62,125	43,362	8,897	305	—	104,241
Maxim International Index Portfolio Initial Class	21,218	116,982	83,442	19,917	(1,903)	—	196,263
Maxim S&P 500® Index Portfolio Initial Class	17,668	134,173	90,969	18,879	662	—	225,439
Maxim S&P MidCap 400® Index Portfolio Initial Class	8,877	57,469	38,782	8,443	(327)	—	96,407

					$(1,012)	$319	$683,476

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 30, 2012 were as follows:

		Cost For Income Tax Purposes		Gross Appreciation		Gross Depreciation		Net Unrealized Appreciation
Maxim SecureFoundation Lifetime 2015 Portfolio	$	48,793,504	$	1,699,171	$	(749,150)	$	950,021
Maxim SecureFoundation Lifetime 2020 Portfolio		2,622,183		38,326		(14,673)		23,653
Maxim SecureFoundation Lifetime 2025 Portfolio		41,582,051		1,426,445		(751,339)		675,106
Maxim SecureFoundation Lifetime 2030 Portfolio		1,794,576		93,325		(3,488)		89,837
Maxim SecureFoundation Lifetime 2035 Portfolio		22,990,626		979,313		(522,111)		457,202
Maxim SecureFoundation Lifetime 2040 Portfolio		1,178,813		101,506		(1,687)		99,819
Maxim SecureFoundation Lifetime 2045 Portfolio		10,988,410		537,907		(280,268)		257,639
Maxim SecureFoundation Lifetime 2050 Portfolio		147,321		10,171		(1,269)		8,902
Maxim SecureFoundation Lifetime 2055 Portfolio		753,932		25,448		(15,498)		9,950

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	May 23, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	May 23, 2012